UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04149

Franklin Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: _2/28

Date of reporting period: 5/31/14

Item 1. Schedule of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited)

Franklin Alabama Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.8%
Alabama 88.2%
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	$3,000,000	$3,420,240
Anniston PBA Building Revenue, Judicial Center Project, AGMC Insured, 5.00%, 3/01/43	4,120,000	4,406,299
Athens GO, wts., XLCA Insured, 5.00%, 2/01/36	2,560,000	2,706,150
Auburn University General Fee Revenue, Series A, AGMC Insured, 5.00%, 6/01/38	5,000,000	5,206,950
Baldwin County Board of Education Revenue, School wts., Refunding, 5.00%,
6/01/24	2,605,000	3,057,619
6/01/26	2,870,000	3,312,640
6/01/27	3,015,000	3,429,171
Bessemer Governmental Utility Services Corp. Water Supply Revenue, Refunding, Series A, Assured Guaranty, 5.00%,
6/01/39	3,825,000	3,981,098
Birmingham GO, Capital Appreciation, Series A, zero cpn. to 3/01/17, 5.00% thereafter, 3/01/43	5,000,000	4,573,100
Birmingham Special Care Facilities Financing Authority, Health Care Facility Revenue, Children's Hospital, Assured
Guaranty, 6.00%, 6/01/39	4,000,000	4,534,600
Birmingham Waterworks Board Water Revenue,
Series A, Assured Guaranty, 5.25%, 1/01/39	5,950,000	6,555,650
Series B, 5.00%, 1/01/43	3,745,000	4,082,612
Butler County IDA Environmental Improvement Revenue, International Paper Co. Projects, Series A, 7.00%, 9/01/32	1,000,000	1,132,150
Butler County Public Education Cooperative District Revenue, Limited Obligation School, Series A, XLCA Insured, 5.00%,
7/01/37	9,025,000	9,111,640
Central Elmore Water and Sewer Authority Revenue, Water, NATL Insured, Pre-Refunded, 5.00%, 1/01/29	4,290,000	4,608,704
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty,
5.00%,
8/01/30	5,250,000	5,858,107
8/01/37	5,000,000	5,420,700
Cullman Utilities Board Water Revenue, AGMC Insured, 5.00%, 9/01/41	3,000,000	3,182,790
DCH Health Care Authority Health Care Facilities Revenue, 5.125%, 6/01/36	7,000,000	7,180,320
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18,
Series A, 5.25%, 9/01/36	5,000,000	5,609,900
Series B, 5.50%, 9/01/33	4,500,000	5,094,180
Fairfield GO, wts., AMBAC Insured, 5.00%, 2/01/29	235,000	235,014
Homewood Educational Building Authority Revenue, Educational Facilities, Samford University, Series A, AGMC Insured,
5.00%, 12/01/41	10,000,000	10,647,300
Homewood GO, Capital Improvement wts., 5.00%, 9/01/42	4,000,000	4,351,440
Houston County Health Care Authority Revenue, Refunding, Series A, AMBAC Insured, 5.25%, 10/01/30	5,000,000	5,055,550
Huntsville PBA Lease Revenue, Municipal Justice and Public Safety Center, Capital Improvement and Refunding, NATL
Insured, 5.00%, 10/01/33	8,000,000	8,692,640
Jefferson County Revenue, Limited Obligation School wts., Series A, 5.00%, 1/01/24	2,000,000	2,000,020
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, 5.125%, 4/01/33	7,410,000	7,889,131
Limestone County Water and Sewer Authority Water Revenue,
AMBAC Insured, 5.00%, 12/01/29	1,540,000	1,618,047
AMBAC Insured, 5.00%, 12/01/31	3,910,000	4,097,680
Assured Guaranty, 5.00%, 12/01/39	3,750,000	4,007,550
Madison County Board of Education Capital Outlay Revenue, Tax Anticipation wts.,
Assured Guaranty, 5.125%, 9/01/34	600,000	650,400
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/34	1,000,000	1,011,710
Madison GO, wts., Refunding, XLCA Insured, 4.75%, 12/01/36	1,000,000	1,023,570
Marshall County Health Care Authority Revenue, Refunding, AMBAC Insured, 4.75%, 2/01/33	3,000,000	2,970,510
Mobile GO, wts., Series C, 5.50%, 2/15/30	2,000,000	2,148,260
Mobile Public Educational Building Authority Revenue, Limited Obligation School, Series A, Assured Guaranty, 5.00%,
3/01/33	6,500,000	6,850,480
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Mobile Water, BHAC Insured, 5.00%, 1/01/36	10,000,000	10,277,200
Morgan County Board of Education Capital Outlay School wts., Revenue, 5.00%, 3/01/35	7,020,000	7,667,595
Opelika Water Board Revenue, Assured Guaranty, 5.00%, 6/01/37	3,000,000	3,229,260
Orange Beach Water Sewer and Fire Protection Authority Revenue, NATL Insured, Pre-Refunded, 5.00%, 5/15/35	2,000,000	2,091,200
Oxford GO, wts., Series C, 5.00%, 10/01/29	1,435,000	1,625,769
Phenix City GO, School wts., Series A, 5.00%, 8/01/43	3,000,000	3,259,170
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	2,000,000	2,185,540
Selma IDBR, Gulf Opportunity Zone,
International Paper Co. Project, Series A, 5.375%, 12/01/35	3,000,000	3,283,020
International Paper Co. Projects, Series A, 5.80%, 5/01/34	3,000,000	3,303,060

Quarterly Statement of Investments. | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Troy Public Educational Building Authority Dormitory Revenue, Troy University Housing LLC Project, Series A, Assured
Guaranty, 5.00%, 9/01/32	5,000,000	5,255,000
Troy Public Educational Building Authority Educational Facilities Revenue, AGMC Insured, 5.25%, 12/01/40	2,000,000	2,196,800
Trussville GO, wts.,
Series A, NATL RE, FGIC Insured, 5.00%, 10/01/36	4,740,000	4,979,844
Series B, 5.00%, 10/01/39	3,000,000	3,315,030
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student Housing LLC, University of
Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38	5,000,000	5,577,800
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured, 5.00%, 9/01/41	9,000,000	9,128,790
University of Alabama General Revenue, University of Alabama at Birmingham, Refunding, Series D-2, 5.00%, 10/01/37	7,520,000	8,353,592
University of South Alabama University Facilities Revenue, Capital Improvement, BHAC Insured, 5.00%, 8/01/38	5,000,000	5,353,650
		240,796,242
U.S. Territories 9.6%
Puerto Rico 9.6%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/38	1,000,000	796,660
Puerto Rico Commonwealth GO, Public Improvement, Refunding, AGMC Insured, 5.125%, 7/01/30	650,000	642,616
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue, Refunding, Series N, Assured
Guaranty, 5.25%, 7/01/36	10,335,000	10,109,800
Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.50%, 7/01/38	3,350,000	2,104,504
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A,
5.75%, 8/01/37	2,000,000	1,693,080
5.375%, 8/01/39	4,500,000	3,581,955
6.00%, 8/01/42	8,500,000	7,275,660
		26,204,275
Total Municipal Bonds (Cost $258,151,971) 97.8%		267,000,517
Other Assets, less Liabilities 2.2%		6,063,974
Net Assets 100.0%		$273,064,491

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Bond/Board
IDBR	-	Industrial Development Board Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited)

Franklin Arizona Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.4%
Arizona 89.6%
Arizona Board of Regents COP, University of Arizona, Refunding, Series C, 5.00%, 6/01/31	$7,025,000	$7,774,708
Arizona Health Facilities Authority Revenue,
Banner Health, Refunding, Series D, BHAC Insured, 5.50%, 1/01/38	15,000,000	16,665,300
Banner Health, Series A, 5.00%, 1/01/35	10,000,000	10,465,400
Banner Health, Series D, 5.50%, 1/01/38	17,500,000	18,726,750
Catholic Healthcare West, Series B, AGMC Insured, 5.00%, 3/01/41	5,000,000	5,232,400
Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	10,664,700
Arizona School Facilities Board COP, 5.50%, 9/01/23	10,000,000	11,530,700
Arizona Sports and Tourism Authority Senior Revenue, Multipurpose Stadium Facility Project, Refunding, Series A, 5.00%,
7/01/36	5,000,000	5,342,000
Arizona State Board of Regents Arizona State University System Revenue,
Polytechnic Campus Project, Series C, 6.00%, 7/01/26	2,500,000	2,916,100
Polytechnic Campus Project, Series C, 6.00%, 7/01/27	3,000,000	3,496,740
Polytechnic Campus Project, Series C, 6.00%, 7/01/28	3,350,000	3,890,355
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/44	4,145,000	4,564,433
Arizona State Board of Regents Northern Arizona University System Revenue,
5.00%, 6/01/38	5,000,000	5,279,050
Refunding, 5.00%, 6/01/40	6,000,000	6,625,440
Refunding, 5.00%, 6/01/44	2,000,000	2,196,240
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/26	2,380,000	2,764,822
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	5,000,000	5,476,400
Arizona State Board of Regents University of Arizona System Revenue,
Series A, 5.00%, 6/01/39	8,650,000	9,363,019
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	10,150,000	11,191,491
Arizona State COP, Department of Administration,
Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	9,527,735
Series A, AGMC Insured, 5.00%, 10/01/29	5,855,000	6,409,000
Series B, AGMC Insured, 5.00%, 10/01/28	5,000,000	5,441,350
Series B, AGMC Insured, 5.00%, 10/01/29	3,000,000	3,249,930
Arizona State Health Facilities Authority Healthcare Education Facilities Revenue, Kirksville College of Osteopathic Medicine
Inc., Arizona School of Health Sciences Project, 5.125%, 1/01/30	2,250,000	2,434,860
Arizona State Health Facilities Authority Hospital Revenue, Phoenix Children's Hospital, Refunding, Series A, 5.00%, 2/01/42	8,000,000	8,463,280
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%,
7/01/28	15,540,000	17,489,493
7/01/29	7,500,000	8,403,600
Arizona State Transportation Board Highway Revenue, Subordinated, Refunding, Series A, 5.00%, 7/01/36	10,000,000	11,144,700
Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, 5.00%, 9/01/30	12,065,000	12,128,221
Downtown Phoenix Hotel Corp. Revenue, Subordinate, Series B, NATL RE, FGIC Insured, 5.00%,
7/01/36	18,995,000	19,203,375
7/01/40	11,345,000	11,466,051
El Mirage GO, AGMC Insured, 5.00%, 7/01/42	2,200,000	2,342,670
Gilbert Public Facilities Municipal Property Corp. Revenue, 5.50%, 7/01/28	10,000,000	11,649,400
Gilbert Water Resources Municipal Property Corp. Water System Development Fee and Water Utility Revenue, sub. lien,
NATL Insured, 5.00%, 10/01/29	25,000,000	26,725,500
Glendale IDA Hospital Revenue, John C. Lincoln Health Network, Refunding,
5.00%, 12/01/32	4,775,000	4,960,700
5.00%, 12/01/42	12,870,000	13,046,705
Series B, 5.00%, 12/01/37	3,000,000	3,037,380
Glendale IDAR, Midwestern University,
5.00%, 5/15/35	5,000,000	5,275,750
5.125%, 5/15/40	10,000,000	10,525,100
Refunding, 5.00%, 5/15/31	3,455,000	3,685,725
Glendale Municipal Property Corp. Excise Tax Revenue,
Refunding, Series C, AGMC Insured, 5.00%, 7/01/38	6,530,000	6,893,068
Subordinate, Refunding, Series C, 5.00%, 7/01/38	12,000,000	12,579,120
Goodyear Community Facilities Utilities District No. 1 GO, AMBAC Insured, 5.00%, 7/15/32	7,500,000	7,755,000
Goodyear Water and Sewer Revenue, sub. lien, Obligations, Refunding, AGMC Insured,
5.25%, 7/01/31	1,000,000	1,098,290
5.50%, 7/01/41	1,500,000	1,652,940
Greater Arizona Development Authority Infrastructure Revenue, Series B, NATL Insured, 5.00%, 8/01/35	9,090,000	9,480,597

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Marana Municipal Property Corp. Municipal Facilities Revenue,
Refunding, NATL Insured, 5.25%, 7/01/22	1,050,000	1,052,678
Series A, 5.00%, 7/01/28	3,000,000	3,351,720
Maricopa County Cartwright Elementary School District No. 83 GO, School Improvement, Project of 2010, Series A, AGMC
Insured, 5.375%, 7/01/30	5,415,000	6,053,483
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/35	12,090,000	15,017,714
Maricopa County IDA, MFHR, Senior,
National Voluntary Health Facilities II Project, Series A, AGMC Insured, ETM, 5.50%, 1/01/18	1,650,000	1,759,362
Western Groves Apartments Project, Series A-1, AMBAC Insured, 5.30%, 12/01/22	1,485,000	1,485,594
Maricopa County IDA Health Facility Revenue,
Catholic Healthcare West, Refunding, Series A, 5.375%, 7/01/23	7,000,000	7,021,000
Catholic Healthcare West, Refunding, Series A, 5.50%, 7/01/26	13,950,000	13,993,803
Catholic Healthcare West, Refunding, Series A, 6.00%, 7/01/39	4,860,000	5,446,699
Mayo Clinic, 5.00%, 11/15/36	16,250,000	17,121,975
Maricopa County IDA Hospital System Revenue, Samaritan Health Services, Series A, NATL Insured, ETM, 7.00%, 12/01/16	1,890,000	2,026,874
Maricopa County IDA Senior Living Healthcare Revenue, Immanuel Campus of Care Project, Refunding, Series A, GNMA
Secured, 5.00%, 8/20/35	1,725,000	1,747,736
Maricopa County PCC, PCR,
El Paso Electric Co. Palo Verde Project, Refunding, Series A, 4.50%, 8/01/42	10,000,000	10,019,800
El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40	10,000,000	11,322,700
Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	5,000,000	5,515,400
Southern California Edison Co., Refunding, Series B, 5.00%, 6/01/35	14,745,000	15,766,681
Maricopa County USD No. 11 Peoria GO, School Improvement, 5.00%, 7/01/31	5,100,000	5,728,218
Maricopa County USD No. 89 Dysart GO, School Improvement, Project of 2006, Series B, AGMC Insured, 5.00%, 7/01/27	5,015,000	5,274,225
McAllister Academic Village LLC Revenue, Arizona State University Hassayampa Academic Village Project, Refunding,
5.25%, 7/01/33	5,000,000	5,370,750
5.00%, 7/01/38	5,000,000	5,313,650
Assured Guaranty, 5.25%, 7/01/33	2,525,000	2,722,228
Assured Guaranty, 5.00%, 7/01/38	3,825,000	4,072,439
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series E, 5.75%, 6/01/34	6,000,000	6,526,980
Navajo County USD No. 6 Heber-Overgaard GO, School Improvement, Project of 2008, Assured Guaranty, 5.50%, 7/01/28	1,045,000	1,200,517
Nogales Municipal Development Authority Inc. Municipal Facilities Revenue, NATL Insured, 5.00%, 6/01/36	2,640,000	2,721,708
Northern Arizona University COP, Northern Arizona University Research Infrastructure Projects, AMBAC Insured, Pre-
Refunded, 5.00%, 9/01/30	2,000,000	2,023,420
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	10,000,000	10,452,000
senior lien, Series A, 5.00%, 7/01/38	10,000,000	10,592,100
Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL
RE, FGIC Insured, 5.50%,
7/01/27	3,945,000	4,946,636
7/01/28	2,000,000	2,512,760
7/01/29	2,000,000	2,516,500
7/01/36	5,000,000	6,305,650
7/01/37	7,000,000	8,830,080
Phoenix Civic Improvement Corp. Excise Tax Revenue, Subordinated, Civic Plaza Expansion Project, Series A, NATL RE,
FGIC Insured, 5.00%,
7/01/35	2,050,000	2,141,512
7/01/41	5,000,000	5,210,000
Phoenix Civic Improvement Corp. Wastewater System Revenue,
junior lien, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 7/01/28	2,000,000	2,007,260
junior lien, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 7/01/29	3,405,000	3,417,360
junior lien, Refunding, AGMC Insured, 5.00%, 7/01/37	5,515,000	5,973,352
senior lien, Refunding, 5.50%, 7/01/24	2,500,000	2,916,475
Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Series A, 5.00%, 7/01/39	14,780,000	16,190,751
Phoenix IDA Education Revenue, Facility, JMF-Higley 2012 LLC Project, 5.00%,
12/01/34	3,000,000	3,191,970
12/01/39	5,610,000	5,907,274
Phoenix IDA Student Housing Revenue, Downtown Phoenix Student Housing LLC Arizona State University Project,
Series A, AMBAC Insured, 5.00%, 7/01/37	18,095,000	16,964,062
Series C, AMBAC Insured, 5.00%, 7/01/37	8,735,000	7,760,261
Pima County IDA Lease Revenue,
Clark County Detention Facility Project, 5.125%, 9/01/27	8,655,000	9,615,186
Clark County Detention Facility Project, 5.00%, 9/01/39	15,000,000	15,573,750
Metro Police Facility, Nevada Project, Series A, 5.375%, 7/01/39	2,000,000	2,106,340
Metro Police Facility, Nevada Project, Series A, 5.50%, 7/01/39	7,500,000	7,941,225

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Pinal County Electrical District No. 3 Electric System Revenue, Refunding, 5.25%,
7/01/33	1,500,000	1,668,180
7/01/41	6,800,000	7,432,944
Pinal County Electrical District No. 4 Electric System Revenue, 6.00%,
12/01/23	525,000	588,845
12/01/28	740,000	805,364
12/01/38	1,150,000	1,217,045
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue, sub. lien, Assured Guaranty, 6.50%, 7/15/24	4,220,000	5,014,035
Salt River Project Agricultural Improvement and Power District Electric System Revenue,
Refunding, Series A, 5.00%, 12/01/30	4,500,000	5,207,985
Salt River Project, Series A, 5.00%, 1/01/37	14,000,000	14,768,740
Salt River Project, Series A, 5.00%, 1/01/38	7,000,000	7,554,960
Salt River Project, Series A, 5.00%, 1/01/39	5,000,000	5,491,700
Salt Verde Financial Corp. Senior Gas Revenue, 5.00%,
12/01/32	10,000,000	11,200,300
12/01/37	5,000,000	5,577,650
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.25%, 9/01/30	5,000,000	5,004,600
Scottsdale Municipal Property Corp. Excise Tax Revenue, Water and Sewer Improvements Project, 5.00%, 7/01/33	10,660,000	11,993,246
Show Low IDA Hospital Revenue, Navapache Regional Medical Center, Radian Insured, 5.00%,
12/01/30	5,160,000	5,195,294
12/01/35	2,000,000	2,009,960
Tempe Excise Tax Revenue, Series A, 5.00%, 7/01/31	2,325,000	2,609,929
Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31	10,000,000	10,030,000
Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation Project, Series A, AMBAC Insured, 5.00%, 7/15/32	1,000,000	1,000,340
Tucson Water System Revenue,
5.00%, 7/01/32	5,000,000	5,489,300
Refunding, 5.00%, 7/01/28	1,230,000	1,398,301
Refunding, 5.00%, 7/01/29	1,765,000	1,988,396
University Medical Center Corp. Hospital Revenue, Tucson,
5.00%, 7/01/35	7,000,000	7,117,040
5.625%, 7/01/36	5,000,000	5,457,950
6.50%, 7/01/39	4,750,000	5,544,153
Refunding, 6.00%, 7/01/39	5,000,000	5,472,150
Yavapai County IDA Hospital Facility Revenue, Yavapai Regional Medical Center, Series B, 5.625%,
8/01/33	2,315,000	2,491,658
8/01/37	12,435,000	13,284,808
		845,580,319
U.S. Territories 7.8%
Guam 0.9%
Guam Government Business Privilege Tax Revenue,
Series A, 5.125%, 1/01/42	5,300,000	5,459,000
Series B-1, 5.00%, 1/01/29	2,980,000	3,155,015
		8,614,015
Puerto Rico 6.9%
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series ZZ, 5.25%, 7/01/26	8,470,000	5,430,795
Series CCC, 5.25%, 7/01/27	5,000,000	3,200,950
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series D, 5.375%, 7/01/33	3,000,000	2,083,380
Series I, Pre-Refunded, 5.375%, 7/01/34	15,000,000	15,058,350
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	17,500,000	10,613,050
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Refunding, Series C, 6.00%, 8/01/39	5,100,000	4,429,860
first subordinate, Series A, 5.50%, 8/01/37	6,000,000	4,933,380
first subordinate, Series C, 5.25%, 8/01/41	10,930,000	8,695,471
Refunding, Senior Series C, 5.00%, 8/01/46	12,500,000	10,726,625
		65,171,861
Total U.S. Territories		73,785,876
Total Municipal Bonds before Short Term Investments (Cost $885,232,068)		919,366,195

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Short Term Investments (Cost $8,400,000) 0.9%
Municipal Bonds 0.9%
Arizona 0.9%
[a]Maricopa County PCC, PCR, Arizona Public Service Co. Palo Verde Project, Refunding, Series B, Daily VRDN and Put,
0.07%, 5/01/29	8,400,000	8,400,000
Total Investments (Cost $893,632,068) 98.3%		927,766,195
Other Assets, less Liabilities 1.7%		16,420,409
Net Assets 100.0%		$944,186,604

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
COP	-	Certificate of Participation
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
IDAR	-	Industrial Development Authority Revenue
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
PCC	-	Pollution Control Corp.
PCR	-	Pollution Control Revenue
USD	-	Unified/Union School District

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited)
Franklin Colorado Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.3%
Colorado 91.2%
Adams County Revenue, Platte Valley Medical Center Project, NATL Insured, Pre-Refunded, 5.00%, 2/01/31	$9,615,000	$10,137,094
Adams State College Board of Trustees Auxiliary Facilities Revenue, Improvement, Series A, 5.50%,
5/15/34	2,000,000	2,273,560
5/15/39	2,150,000	2,402,711
Adams State College Board of Trustees Institutional Enterprise Revenue, 5.00%,
5/15/32	1,360,000	1,527,511
5/15/37	1,000,000	1,103,990
Auraria Higher Education Center Parking Enterprise Revenue, 5th and Walnut Parking Garage Project, Series A, AGMC
Insured, 5.00%, 4/01/34	6,150,000	6,771,273
Aurora COP, Refunding, Series A, 5.00%, 12/01/30	5,680,000	6,275,434
Aurora Hospital Revenue, Children's Hospital Assn. Project, Series A, 5.00%, 12/01/40	2,500,000	2,630,650
Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,
8/01/36	5,880,000	6,347,754
8/01/39	10,000,000	10,672,700
Boulder Larimer and Weld Counties Vrain Valley School District No. RE-1J GO, 5.00%, 12/15/33	5,300,000	5,912,309
Boulder Valley School District No. RE-2 Boulder GO, 5.00%, 12/01/34	6,000,000	6,596,280
Brighton Water Activity Enterprise Revenue, Water System Project, Series A, Assured Guaranty, 5.25%, 12/01/34	5,380,000	6,017,584
Castle Rock Sales and Use Tax Revenue, 5.00%,
6/01/31	1,800,000	2,034,900
6/01/32	1,845,000	2,075,090
6/01/35	2,775,000	3,082,415
Colorado Educational and Cultural Facilities Authority Revenue,
Alexander Dawson School, Colorado Project, 5.00%, 2/15/40	5,280,000	5,540,832
Charter School, James Irwin Educational Foundation Project, Refunding and Improvement, Assured Guaranty, 5.00%,
8/01/37	6,060,000	6,165,747
Student Housing, Campus Village Apartments Project, Refunding, 5.50%, 6/01/38	13,500,000	14,765,355
Colorado Health Facilities Authority Revenue,
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/25	3,050,000	3,126,738
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/26	3,205,000	3,270,382
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/27	3,365,000	3,419,277
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/30	3,000,000	3,027,930
The Evangelical Lutheran Good Samaritan Society Project, 5.25%, 6/01/31	4,000,000	4,096,320
The Evangelical Lutheran Good Samaritan Society Project, Series A, 5.25%, 6/01/34	3,500,000	3,503,010
Colorado School of Mines Board of Trustees Enterprise Revenue, Refunding and Improvement, Series A, 5.25%, 12/01/37	2,000,000	2,136,580
Colorado Springs Public Facilities Authority COP, U.S. Olympic Committee Project, Assured Guaranty, 5.00%, 11/01/39	11,305,000	11,871,946
Colorado Springs Utilities System Revenue,
Improvement, Series B-1, 5.00%, 11/15/38	4,000,000	4,489,320
Series D-1, 5.25%, 11/15/33	5,000,000	5,749,750
Colorado State Board of Governors University Enterprise System Revenue,
Series A, 5.00%, 3/01/34	25,000	26,793
Series A, 5.00%, 3/01/39	145,000	154,093
Series A, NATL RE, FGIC Insured, 5.00%, 3/01/37	1,755,000	1,859,001
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 3/01/37	11,245,000	12,611,267
Series A, Pre-Refunded, 5.00%, 3/01/34	2,225,000	2,616,912
Series A, Pre-Refunded, 5.00%, 3/01/39	7,055,000	8,297,668
Series C, 5.00%, 3/01/44	5,135,000	5,625,393
Colorado State Building Excellent Schools Today COP,
Series G, 5.00%, 3/15/32	10,000,000	10,916,800
Series I, 5.00%, 3/15/36	3,000,000	3,333,060
Colorado State COP, UCDHSC Fitzsimons Academic Projects, Refunding, Series A, 5.00%,
11/01/28	1,500,000	1,708,665
11/01/29	3,105,000	3,512,749
Colorado State Health Facilities Authority Revenue,
Boulder Community Hospital Project, Refunding, Series A, 6.00%, 10/01/35	5,500,000	6,054,180
Catholic Health Initiatives, Refunding, Series A, 5.00%, 7/01/39	5,000,000	5,232,100
Catholic Health Initiatives, Series D, 6.125%, 10/01/28	2,500,000	2,908,225
Catholic Health Initiatives, Series D, 6.25%, 10/01/33	2,000,000	2,301,120
Covenant Retirement Community Inc., Series A, 5.75%, 12/01/36	5,000,000	5,335,150
Hospital, NCMC Inc. Project, Series A, AGMC Insured, 5.50%, 5/15/30	7,900,000	8,434,198
Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	5,000,000	5,279,700
Parkview Medical Center Inc. Project, Series A, 5.00%, 9/01/37	8,000,000	8,213,520
Poudre Valley Health Care Inc. and Medical Center of the Rockies, Refunding, Series A, AGMC Insured, 5.20%, 3/01/31	9,500,000	10,154,645

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Sisters of Charity of Leavenworth Health System, Refunding, Series A, 5.00%, 1/01/40	7,320,000	7,802,827
The Evangelical Lutheran Good Samaritan Society Project, 5.50%, 6/01/33	1,000,000	1,125,210
The Evangelical Lutheran Good Samaritan Society Project, 5.625%, 6/01/43	4,000,000	4,458,080
The Evangelical Lutheran Good Samaritan Society Project, Refunding, 5.00%, 12/01/33	2,500,000	2,683,700
The Evangelical Lutheran Good Samaritan Society Project, Series A, Pre-Refunded, 6.125%, 6/01/38	4,500,000	4,500,000
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	2,000,000	2,098,280
Yampa Valley Medical Center Project, Refunding, 5.125%, 9/15/29	4,000,000	4,066,640
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP,
5.50%, 11/01/27	5,245,000	6,037,362
Pre-Refunded, 5.50%, 11/01/27	2,030,000	2,416,208
Colorado State School of Mines of Board of Trustees Institutional Enterprise Revenue, Series B, 5.00%, 12/01/32	1,000,000	1,126,580
Colorado Water Resources and Power Development Authority Clean Water Revenue, Series A, 6.30%, 9/01/14	5,000	5,022
Colorado Water Resources and Power Development Authority Water Resources Revenue,
Arapahoe County Water and Wastewater Public Improvement District Project, Series E, NATL Insured, 5.00%, 12/01/35	10,000,000	10,128,900
Donala Water and Sanitation District Project, Series C, 5.00%, 9/01/36	1,900,000	2,074,458
Fountain Colorado Electric Water and Wastewater Utility Enterprise Project, Series A, AGMC Insured, 5.00%, 9/01/38	1,210,000	1,314,520
Commerce City COP, AMBAC Insured, 5.00%, 12/15/37	13,975,000	14,713,858
Commerce City Northern Infrastructure General Improvement District GO, Refunding and Improvement, AGMC Insured,
5.00%, 12/01/31	2,040,000	2,261,524
Consolidated Bell Mountain Ranch Metropolitan District GO, Douglas County, Refunding, AGMC Insured, 5.00%, 12/01/39	3,160,000	3,302,326
Denver City and County Airport System Revenue, Subordinate, Series B, 5.00%, 11/15/43	5,000,000	5,439,300
Denver City and County School District No. 1 COP, Series C, 5.00%, 12/15/30	4,000,000	4,555,640
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%, 12/01/30	14,500,000	14,752,590
Denver Health and Hospital Authority Healthcare Recovery Zone Facility Revenue,
5.50%, 12/01/30	1,500,000	1,673,790
5.625%, 12/01/40	4,000,000	4,318,560
Refunding, Series A, 5.25%, 12/01/31	9,250,000	10,002,950
Series A, Pre-Refunded, 6.25%, 12/01/33	3,250,000	3,347,078
Denver Health and Hospital Authority Healthcare Revenue, Series A, 5.25%, 12/01/45	5,000,000	5,375,050
Dove Valley Metropolitan District Arapahoe County GO, Refunding, AGMC Insured, 5.00%, 11/01/35	3,350,000	3,436,966
E-470 Public Highway Authority Senior Revenue,
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/33	3,000,000	1,056,930
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/32	7,800,000	2,919,852
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/34	14,075,000	4,669,804
Series C, 5.25%, 9/01/25	2,500,000	2,753,575
Series D, Sub Series D-1, NATL Insured, 5.50%, 9/01/24	2,500,000	2,610,475
Eagle River Water and Sanitation District Enterprise Wastewater Revenue, 5.00%, 12/01/42	3,500,000	3,815,665
Erie Wastewater Enterprise Revenue, Series A, Assured Guaranty, 5.00%,
12/01/33	2,860,000	3,014,154
12/01/37	5,120,000	5,334,323
Erie Water Enterprise Revenue, Series A, AGMC Insured, 5.00%, 12/01/32	10,000,000	10,610,600
Fort Lewis College Board of Trustees Enterprise Revenue, Series B-1, NATL RE, FGIC Insured, 5.00%, 10/01/37	12,830,000	13,148,697
Gunnison Watershed School District No. RE-1J GO, Gunnison and Saguache Counties, 5.25%, 12/01/33	1,240,000	1,384,026
Ignacio School District 11JT GO, La Plata and Archuleta Counties, 5.00%, 12/01/31	1,215,000	1,367,410
Meridian Metropolitan District GO, Douglas County, Refunding, Series A, 5.00%, 12/01/41	5,000,000	5,274,550
Mesa State College Board of Trustees Auxiliary Facilities System Enterprise Revenue,
Pre-Refunded, 6.00%, 5/15/38	7,000,000	8,279,810
Refunding, Series A, 5.00%, 5/15/33	3,455,000	3,688,489
Mesa State College College Enterprise Revenue, BHAC Insured, 5.125%, 5/15/37	5,765,000	5,993,928
Park Creek Metropolitan District Revenue, Senior Limited Property Tax Supported,
Refunding, Series A, AGMC Insured, 6.00%, 12/01/38	2,500,000	2,780,350
Refunding, Series A, AGMC Insured, 6.125%, 12/01/41	2,500,000	2,779,950
Refunding and Improvement, Assured Guaranty, 6.375%, 12/01/37	7,000,000	7,816,060
Platte River Power Authority Power Revenue, Series II, 5.00%, 6/01/37	12,000,000	13,254,120
Poudre Tech Metropolitan District Unlimited Property Tax Supported Revenue, Refunding and Improvement, Series A,
AGMC Insured, 5.00%, 12/01/39	7,435,000	7,653,143
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	9,900,000	13,102,056
Pueblo County COP, County Judicial Complex Project, AGMC Insured, 5.00%, 9/15/42	10,000,000	10,662,100
Pueblo Urban Renewal Authority Revenue, Refunding and Improvement, Series B,
5.25%, 12/01/28	1,000,000	1,106,120
5.50%, 12/01/31	1,010,000	1,123,817
5.25%, 12/01/38	3,615,000	3,864,001
Rangeview Library District COP, Rangeview Library District Projects, Assured Guaranty, 5.00%, 12/15/30	3,840,000	4,183,411
Regional Transportation District COP, Series A, 5.375%, 6/01/31	19,000,000	20,846,040

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A,
5.00%, 11/01/38	10,000,000	11,164,000
AMBAC Insured, Pre-Refunded, 5.00%, 11/01/31	11,150,000	12,398,019
Thornton Development Authority Tax Increment Revenue, North Washington Street Urban Renewal Project, NATL Insured,
5.00%, 12/01/29	6,100,000	6,161,732
Triview Metropolitan District GO, El Paso County, Refunding, 5.00%, 11/01/34	10,855,000	11,297,450
University of Colorado Enterprise System Revenue, University of Colorado Regents,
Series A, 5.375%, 6/01/38	3,000,000	3,426,600
Series B, NATL Insured, 5.00%, 6/01/32	3,000,000	3,307,920
University of Colorado Hospital Authority Revenue,
Refunding, Series A, 6.00%, 11/15/29	5,000,000	5,844,350
Series A, 5.00%, 11/15/37	2,000,000	2,069,700
Series A, 5.25%, 11/15/39	3,000,000	3,118,020
University of Northern Colorado Greeley Institutional Enterprise Revenue, Refunding, Series A, 5.00%, 6/01/30	1,690,000	1,870,289
Western State College Revenue, 5.00%,
5/15/34	2,000,000	2,111,880
5/15/39	2,000,000	2,098,080
Woodmoor Water and Sanitation District No. 1 Enterprise Water and Wastewater Revenue, 5.00%, 12/01/36	5,000,000	5,473,252
		610,051,848
U.S. Territories 7.1%
Guam 0.9%
Guam Government Limited Obligation Revenue, Section 30, Series A,
5.375%, 12/01/24	2,000,000	2,168,200
5.75%, 12/01/34	3,565,000	3,882,677
		6,050,877
Puerto Rico 5.9%
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	11,410,000	6,846,114
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial
Revenue, Guaynabo Municipal Government Center Project, 5.625%, 7/01/22	1,335,000	1,056,039
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series D, 5.375%, 7/01/33	2,120,000	1,472,255
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Refunding, Series C, 5.375%, 8/01/38	2,370,000	1,896,071
first subordinate, Series A, 5.50%, 8/01/37	5,000,000	4,111,150
first subordinate, Series A, 6.375%, 8/01/39	10,000,000	9,121,600
first subordinate, Series A, 5.50%, 8/01/42	3,000,000	2,397,060
first subordinate, Series C, 5.50%, 8/01/40	10,000,000	8,048,700
Senior Series C, 5.25%, 8/01/40	4,560,000	4,083,343
		39,032,332
U.S. Virgin Islands 0.3%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Working Capital, sub. lien, Refunding, Series B, 5.25%,
10/01/29	1,800,000	1,993,392

Total U.S. Territories		47,076,601
Total Municipal Bonds (Cost $627,039,872) 98.3%		657,128,449

Other Assets, less Liabilities 1.7%		11,563,698
Net Assets 100.0%		$668,692,147

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
COP	-	Certificate of Participation

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
PFAR	-	Public Financing Authority Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited)

Franklin Connecticut Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.7%
Connecticut 86.9%
City of Bridgeport GO, Series A, 5.00%, 2/15/32	$10,000,000	$10,773,100
Connecticut State GO,
Series A, 5.00%, 2/15/29	10,000,000	11,381,700
Series C, AGMC Insured, 5.00%, 6/01/26	5,000,000	5,399,600
Connecticut State Health and Educational Facilities Authority Revenue,
Ascension Health Senior Credit Group, Series A, 5.00%, 11/15/40	18,520,000	19,886,591
Child Care Facilities Program, Series G, Assured Guaranty, 6.00%, 7/01/28	2,250,000	2,502,473
Connecticut State University System Issue, Series N, 5.00%, 11/01/29	5,060,000	5,852,649
Eastern Connecticut Health Network Issue, Refunding, Series A, Radian Insured, 6.00%, 7/01/25	2,965,000	2,966,512
Eastern Connecticut Health Network Issue, Refunding, Series C, Radian Insured, 5.125%, 7/01/30	2,500,000	2,515,600
Fairfield University Issue, Series M, 5.00%, 7/01/26	450,000	493,137
Fairfield University Issue, Series M, 5.00%, 7/01/34	1,000,000	1,064,690
Fairfield University Issue, Series N, 5.00%, 7/01/29	7,000,000	7,538,650
Fairfield University Issues, New Money, Series O, 5.00%, 7/01/35	4,000,000	4,282,720
Fairfield University Issues, New Money, Series O, 5.00%, 7/01/40	5,000,000	5,305,900
Hartford Healthcare Issue, Refunding, Series A, 5.00%, 7/01/41	12,000,000	12,839,520
The Loomis Chafee School Issue, Series G, 5.00%, 7/01/30	3,000,000	3,187,020
The Loomis Chafee School Issue, Series G, 5.00%, 7/01/38	6,285,000	6,571,910
Lutheran General Health Care System, ETM, 7.375%, 7/01/19	255,000	298,661
Miss Porter's School Issue, Series B, AMBAC Insured, 5.00%, 7/01/36	4,415,000	4,585,816
New Horizons Village Project, 7.30%, 11/01/16	1,425,000	1,432,367
Norwich Free Academy Issue, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/34	1,675,000	1,681,080
Quinnipiac University Issue, Series H, AMBAC Insured, 5.00%, 7/01/36	5,000,000	5,210,900
Quinnipiac University Issue, Series J, NATL Insured, 5.00%, 7/01/37	15,000,000	16,184,100
Sacred Heart University Issue, Series G, 5.375%, 7/01/31	1,500,000	1,608,765
Sacred Heart University Issue, Series G, 5.625%, 7/01/41	5,500,000	5,912,555
Sacred Heart University Issue, Series H, AGMC Insured, 5.00%, 7/01/27	1,190,000	1,314,581
Sacred Heart University Issue, Series H, AGMC Insured, 5.00%, 7/01/28	2,290,000	2,514,535
Salisbury School Issue, Series C, Assured Guaranty, 5.00%, 7/01/38	5,000,000	5,386,750
St. Mary's Hospital Issue, Refunding, Series E, 5.50%, 7/01/20	4,615,000	4,616,523
Stamford Hospital Issue, Series I, 5.00%, 7/01/30	5,000,000	5,395,750
Stamford Hospital Issue, Series J, 5.00%, 7/01/42	5,000,000	5,292,450
Trinity College Issue, Series H, NATL Insured, 5.00%, 7/01/26	1,855,000	1,858,673
University of Hartford Issue, Series G, Radian Insured, 5.25%, 7/01/26	5,000,000	5,150,250
Wesleyan University Issue, Series G, 5.00%, 7/01/39	10,000,000	10,986,400
Western Connecticut Health Network Issue, Series M, 5.375%, 7/01/41	7,000,000	7,592,270
Westminster School Issue, Series E, XLCA Insured, 5.00%, 7/01/37	10,660,000	11,084,162
The William W. Backus Hospital Issue, Series F, AGMC Insured, Pre-Refunded, 5.00%, 7/01/28	1,500,000	1,744,215
The William W. Backus Hospital Issue, Series F, AGMC Insured, Pre-Refunded, 5.125%, 7/01/35	4,025,000	4,700,395
Yale University Issue, Series A-2, 5.00%, 7/01/40	9,000,000	10,062,630
Yale University Issue, Series Y-1, 5.00%, 7/01/35	10,000,000	10,448,600
Yale University Issue, Series Z-1, 5.00%, 7/01/42	10,000,000	10,691,100
Yale-New Haven Hospital Issue, Series J-1, AMBAC Insured, 5.00%, 7/01/31	10,500,000	10,919,160
Yale-New Haven Hospital Issue, Series N, 5.00%, 7/01/48	5,000,000	5,365,450
Connecticut State HFA Housing Mortgage Finance Program Revenue, Series C, Sub Series C-1,
4.85%, 11/15/34	3,260,000	3,381,696
4.95%, 11/15/39	3,485,000	3,595,858
Connecticut State HFAR,
Housing Mortgage Finance Program, Series B, Sub Series B-2, 5.00%, 11/15/41	1,005,000	1,057,933
Special Obligation, Special Needs Housing Mortgage Finance Program, Series 1, AMBAC Insured, 5.00%, 6/15/22	920,000	921,371
Special Obligation, Special Needs Housing Mortgage Finance Program, Series 1, AMBAC Insured, 5.00%, 6/15/32	1,000,000	1,000,750
State Supported Special Obligation, Series 10, 5.00%, 6/15/28	420,000	456,292
State Supported Special Obligation, Series 13, 5.00%, 6/15/40	1,500,000	1,598,670
Connecticut State Higher Education Supplemental Loan Authority Revenue, CHESLA Loan Program, Series A, 5.05%,
11/15/27	835,000	903,403
Connecticut State Municipal Electric Energy Cooperative Power Supply System Revenue, Refunding, Series A, 5.00%,
1/01/38	3,000,000	3,279,630
Connecticut State Revolving Fund General Revenue, Series A,
5.00%, 3/01/25	3,000,000	3,616,920
5.00%, 3/01/31	5,000,000	5,801,250

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Pre-Refunded, 5.00%, 7/01/26	6,025,000	6,612,980
Pre-Refunded, 5.00%, 7/01/27	4,060,000	4,456,215
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purposes, Series A, 5.00%,
12/01/28	1,000,000	1,156,520
10/01/30	5,000,000	5,790,350
Connecticut Transmission Municipal Electric Energy Cooperative Transmission System Revenue, Series A, 5.00%, 1/01/42	5,000,000	5,425,850
Greater New Haven Water Pollution Control Authority Regional Water Revenue,
Refunding, Series A, NATL Insured, 5.00%, 11/15/24	3,315,000	3,457,578
Series A, AGMC Insured, 5.00%, 11/15/37	3,000,000	3,164,820
Hartford County Metropolitan District Clean Water Project Revenue, Refunding, Series A, 5.00%, 4/01/36	5,000,000	5,545,350
New Haven GO,
Series A, Assured Guaranty, 5.00%, 3/01/29	1,000,000	1,057,340
Series C, NATL Insured, ETM, 5.00%, 11/01/22	25,000	25,080
South Central Regional Water Authority Water System Revenue,
Eighteenth Series B, NATL Insured, 5.25%, 8/01/29	1,000,000	1,114,380
Eighteenth Series B, NATL Insured, 5.25%, 8/01/32	1,000,000	1,106,230
Eighteenth Series B-1, NATL Insured, Pre-Refunded, 5.00%, 8/01/26	3,500,000	3,526,845
Refunding, Twenty-Second Series, AGMC Insured, 5.00%, 8/01/38	5,000,000	5,465,800
Stamford Water Pollution Control System and Facility Revenue, Refunding, Series A, 5.25%, 8/15/43	1,000,000	1,135,710
University of Connecticut GO, Series A, 5.00%,
8/15/28	6,590,000	7,711,486
2/15/31	2,000,000	2,305,220
		339,271,437
U.S. Territories 10.8%
Puerto Rico 10.5%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	1,000,000	798,030
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series B, 6.00%, 7/01/39	10,000,000	7,605,700
Series B, Pre-Refunded, 5.00%, 7/01/35	3,105,000	3,406,651
Puerto Rico Electric Power Authority Power Revenue,
Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,051,850
Series WW, 5.50%, 7/01/38	6,700,000	4,209,007
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial
Revenue, Guaynabo Warehouse for Emergencies Project, Series A, 5.15%, 7/01/19	2,380,000	1,995,868
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%, 12/15/26	5,000,000	3,071,700
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A, 6.00%, 8/01/42	22,000,000	18,831,120
		40,969,926
U.S. Virgin Islands 0.3%
Virgin Islands PFAR, senior lien, Capital Projects, Series A-1, 5.00%, 10/01/29	1,000,000	1,080,830

Total U.S. Territories		42,050,756
Total Municipal Bonds before Short Term Investments (Cost $373,589,312)		381,322,193
Short Term Investments 1.0%
Municipal Bonds 1.0%
Connecticut 1.0%
[a]Connecticut State Health and Educational Facilities Authority Revenue, Yale University Issue, Series V-1, Daily VRDN and
Put, 0.03%, 7/01/36	1,000,000	1,000,000
[a]Connecticut State HFA Housing Mortgage Finance Program Revenue, Refunding, Series C, Sub Series C-2, Daily VRDN
and Put, 0.08%, 11/15/36	3,000,000	3,000,000
Total Short Term Investments (Cost $4,000,000)		4,000,000
Total Investments (Cost $377,589,312) 98.7%		385,322,193

Other Assets, less Liabilities 1.3%		5,056,923
Net Assets 100.0%		$390,379,116

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
ETM	-	Escrow to Maturity
FICO	-	Financing Corp.
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
HFAR	-	Housing Finance Authority Revenue
NATL	-	National Public Financial Guarantee Corp.
PFAR	-	Public Financing Authority Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited)

Franklin Double Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 92.9%
U.S. Territories 92.9%
Guam 20.3%
Guam Education Financing Foundation COP, 5.00%, 10/01/23	$2,500,000	$2,532,650
Guam Government Business Privilege Tax Revenue, Series A,
5.25%, 1/01/36	5,000,000	5,254,650
5.125%, 1/01/42	11,900,000	12,257,000
Guam Government Hotel Occupancy Tax Revenue, Refunding, Series A, 6.50%, 11/01/40	10,380,000	11,260,639
Guam Government Limited Obligation Revenue, Section 30, Series A,
5.625%, 12/01/29	3,850,000	4,191,303
5.75%, 12/01/34	8,430,000	9,181,197
Guam International Airport Authority Revenue, General, Refunding, Series B, AGMC Insured,
5.50%, 10/01/33	2,000,000	2,249,700
5.75%, 10/01/43	3,000,000	3,385,170
Guam Power Authority Revenue, Refunding, Series A, 5.50%, 10/01/40	10,000,000	10,818,700
		61,131,009
Puerto Rico 63.9%
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.50%, 5/15/39	5,000,000	4,629,900
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/38	3,100,000	2,469,646
Puerto Rico Commonwealth GO, Public Improvement, Refunding,
Series A, 6.00%, 7/01/40	5,000,000	3,746,550
Series C, 6.00%, 7/01/39	5,000,000	3,802,850
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%,
7/01/36	11,850,000	13,136,791
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series B, 5.00%, 7/01/37	20,750,000	11,534,095
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31	15,000,000	13,588,350
Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38	4,965,000	3,119,063
Series XX, 5.75%, 7/01/36	15,000,000	9,610,500
Series XX, 5.25%, 7/01/40	20,000,000	12,000,200
Puerto Rico HFAR, Capital Fund Modernization Program, Puerto Rico Public Housing Projects, Refunding, 5.125%, 12/01/27	4,750,000	4,775,555
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Educational
Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%, 7/01/33	5,975,000	5,537,989
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial
Revenue,
Guaynabo Municipal Government Center Project, 5.625%, 7/01/15	1,750,000	1,673,280
Guaynabo Municipal Government Center Project, 5.625%, 7/01/22	3,160,000	2,499,686
Guaynabo Warehouse for Emergencies Project, Series A, 5.15%, 7/01/19	780,000	654,108
Guaynabo Warehouse for Emergencies Project, Series A, 5.20%, 7/01/24	4,120,000	3,085,839
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue,
Ana G. Mendez University System Project, Refunding, 5.375%, 12/01/21	1,570,000	1,570,879
Ana G. Mendez University System Project, Refunding, 5.00%, 4/01/27	4,000,000	3,648,680
Ana G. Mendez University System Project, Refunding, 5.125%, 4/01/32	2,000,000	1,727,180
Ana G. Mendez University System Project, Refunding, 5.375%, 4/01/42	3,005,000	2,466,534
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,970,000	5,633,411
Hospital Auxilio Mutuo Obligated Group, Refunding, Series A, 6.00%, 7/01/33	7,050,000	7,065,721
Inter American University of Puerto Rico Project, NATL Insured, 4.375%, 10/01/25	1,000,000	959,760
Inter American University of Puerto Rico Project, NATL Insured, 4.50%, 10/01/29	3,750,000	3,386,438
Inter American University of Puerto Rico Project, Refunding, 5.00%, 10/01/21	1,000,000	1,022,080
Inter American University of Puerto Rico Project, Refunding, 5.00%, 10/01/31	1,000,000	921,430
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B,
5.00%, 12/15/22	9,750,000	6,568,868
5.25%, 12/15/26	13,520,000	8,305,877
6.00%, 12/15/26	2,000,000	1,309,340
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series M, 6.25%, 7/01/21	5,000,000	4,135,500
Refunding, Series P, 6.50%, 7/01/30	5,000,000	3,798,750
Refunding, Series P, 6.75%, 7/01/36	5,000,000	4,083,200
Refunding, Series Q, 5.625%, 7/01/39	2,250,000	1,613,925
Series I, Pre-Refunded, 5.25%, 7/01/33	50,000	50,190
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	5,000,000	3,032,300

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	7,000,000	4,134,970
first subordinate, Series A, 6.50%, 8/01/44	17,850,000	16,317,934
Senior Series C, 5.25%, 8/01/40	4,560,000	4,083,343
Series A, 5.25%, 8/01/57	4,000,000	3,490,960
University of Puerto Rico Revenue, University System, Refunding, Series P, 5.00%,
6/01/24	6,500,000	3,823,105
6/01/26	5,000,000	2,902,000
		191,916,777
U.S. Virgin Islands 8.7%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note,
Cruzan Project, Series A, 6.00%, 10/01/39	7,250,000	7,567,478
Diageo Project, Series A, 6.75%, 10/01/37	7,700,000	8,550,080
Virgin Islands Port Authority Marine Revenue, Series A, AGMC Insured, 5.00%, 9/01/23	10,000,000	10,005,500
		26,123,058
Total Municipal Bonds (Cost $326,775,490) 92.9%		279,170,844

Other Assets, less Liabilities 7.1%		21,220,742
Net Assets 100.0%		$300,391,586

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
COP	-	Certificate of Participation
FICO	-	Financing Corp.
GO	-	General Obligation
HFAR	-	Housing Finance Authority Revenue
NATL	-	National Public Financial Guarantee Corp.
PBA	-	Public Building Authority
PFAR	-	Public Financing Authority Revenue

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 92.2%
Alabama 2.0%
Alabama State Public School and College Authority Revenue, Capital Improvement, Refunding, Series A, 5.00%, 5/01/19	$7,750,000	$9,080,907
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty,
5.00%,
8/01/20	3,535,000	4,095,439
8/01/21	3,535,000	4,069,068
8/01/22	3,535,000	4,023,431
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18,
Series A, 5.25%, 9/01/36	10,000,000	11,219,800
Series B, 5.50%, 9/01/33	13,500,000	15,282,540
Huntsville Health Care Authority Revenue, Series A, NATL Insured, Pre-Refunded, 5.00%, 6/01/17	2,900,000	3,037,837
Jefferson County GO, Capital Improvement wts., Series A, NATL Insured, 5.00%, 4/01/17	2,195,000	2,191,598
Jefferson County Revenue, Limited Obligation School wts., Series A, 5.25%, 1/01/16	2,000,000	2,015,780
Shelby County Board of Education Revenue, Capital Outlay School wts., 5.00%,
2/01/22	5,250,000	6,085,170
2/01/23	5,520,000	6,361,414
2/01/24	5,055,000	5,785,549
2/01/25	5,920,000	6,725,179
University of Alabama General Revenue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/15	4,070,000	4,084,733
		84,058,445
Alaska 0.1%
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured Guaranty, 5.00%, 9/01/19	3,650,000	4,271,485

Arizona 4.7%
Arizona Health Facilities Authority Revenue, Banner Health,
Series A, 5.00%, 1/01/22	8,000,000	8,721,520
Series D, 5.50%, 1/01/22	5,000,000	5,699,200
Series D, 5.00%, 1/01/23	5,000,000	5,577,250
Arizona School Facilities Board COP,
5.25%, 9/01/19	10,000,000	11,477,500
Refunding, Series A-3, Assured Guaranty, 5.00%, 9/01/19	16,185,000	18,896,473
Arizona State Board of Regents Arizona State University System Revenue, Series C, 5.75%,
7/01/20	500,000	584,120
7/01/21	500,000	582,825
Arizona State COP, Department of Administration,
Series A, AGMC Insured, 5.00%, 10/01/19	5,650,000	6,548,463
Series A, AGMC Insured, 5.25%, 10/01/21	10,000,000	11,513,500
Series A, AGMC Insured, 5.25%, 10/01/22	40,910,000	46,770,358
Series B, AGMC Insured, 5.00%, 10/01/20	14,860,000	16,887,498
Arizona State Health Facilities Authority Hospital Revenue, Phoenix Children's Hospital, Refunding, Series A, 5.00%, 2/01/27	6,000,000	6,646,500
Arizona State Transportation Board Highway Revenue, Subordinated, Refunding, Series A, 5.00%,
7/01/24	5,000,000	5,926,950
7/01/25	5,000,000	5,894,600
Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, Pre-Refunded, 5.25%, 9/01/16	2,505,000	2,535,862
Glendale IDA Hospital Revenue, John C. Lincoln Health Network, Refunding, Series B, 5.00%, 12/01/18	5,605,000	5,913,779
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/18	2,000,000	2,078,580
Phoenix Civic Improvement Corp. Airport Revenue, junior lien, Series A, 5.00%,
7/01/19	1,900,000	2,213,652
7/01/20	1,300,000	1,526,915
7/01/21	4,200,000	4,880,820
Pima County Sewer System Revenue,
Series A, AGMC Insured, 5.00%, 7/01/24	2,250,000	2,635,628
Series B, 5.00%, 7/01/24	6,030,000	6,997,634
Series B, 5.00%, 7/01/25	4,500,000	5,190,615
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.00%, 9/01/21	4,000,000	4,361,200

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

University Medical Center Corp. Hospital Revenue, Tucson, 6.00%, 7/01/24	2,000,000	2,304,860
		192,366,302
Arkansas 0.2%
Arkansas State Development Finance Authority Revenue, State Agencies Facilities, Arkansas Department of Correction
Project, Series B, AGMC Insured, Pre-Refunded, 5.00%,
11/01/17	1,955,000	2,086,904
11/01/19	1,065,000	1,136,855
Fort Smith Sales and Use Tax Revenue, Refunding and Improvement, 5.00%, 5/01/23	5,000,000	5,833,250
		9,057,009
California 9.7%
California State GO,
Refunding, 5.00%, 8/01/21	20,000,000	22,332,400
Refunding, 5.25%, 9/01/25	15,000,000	17,913,600
Refunding, 5.00%, 10/01/25	15,000,000	17,744,100
Various Purpose, 5.50%, 4/01/21	20,000,000	23,864,000
Various Purpose, 5.25%, 10/01/23	25,050,000	30,551,731
Various Purpose, 5.25%, 10/01/24	9,780,000	11,816,978
Various Purpose, 5.25%, 10/01/25	5,000,000	5,981,500
Various Purpose, XLCA Insured, 5.00%, 11/01/22	4,805,000	5,508,933
California State Health Facilities Financing Authority Revenue,
Catholic Healthcare West, Series L, 5.125%, 7/01/22	6,320,000	6,612,679
Providence Health and Services, Series C, 6.00%, 10/01/18	500,000	603,665
Scripps Health, Series A, 5.00%, 10/01/21	5,000,000	5,660,550
Sutter Health, Refunding, Series B, 5.00%, 8/15/22	4,000,000	4,668,120
Sutter Health, Refunding, Series B, 5.25%, 8/15/23	13,000,000	15,326,090
California State Public Works Board Lease Revenue, Various Capital Projects,
Series A, 5.00%, 10/01/20	2,000,000	2,383,580
Series A, 5.25%, 10/01/22	3,300,000	3,945,348
Series A, 5.25%, 10/01/23	5,365,000	6,338,855
Series A, 5.25%, 10/01/24	3,000,000	3,518,280
Series A, 5.25%, 10/01/25	3,000,000	3,503,070
Series G, Sub Series G-1, 5.25%, 10/01/18	5,605,000	6,576,963
Series G, Sub Series G-1, 5.25%, 10/01/19	10,000,000	11,940,400
Series G, Sub Series G-1, 5.00%, 10/01/21	15,055,000	17,399,365
Series I, 5.00%, 11/01/18	4,000,000	4,661,960
Series I, 5.25%, 11/01/20	5,000,000	5,896,400
California Statewide CDA Revenue,
Enloe Medical Center, Series A, California Mortgage Insured, 5.25%, 8/15/19	1,990,000	2,289,794
Enloe Medical Center, Series A, California Mortgage Insured, 5.375%, 8/15/20	1,650,000	1,888,821
Sutter Health, Refunding, Series A, 5.25%, 8/15/24	4,000,000	4,682,840
El Dorado Irrigation District COP, Refunding, Series A, Assured Guaranty,
5.00%, 8/01/22	2,610,000	2,899,814
5.25%, 8/01/23	2,860,000	3,150,919
Livermore-Amador Valley Water Management Agency Sewer Revenue, Refunding, 5.00%,
8/01/24	5,660,000	6,434,911
8/01/25	4,765,000	5,374,634
Los Angeles Department of Water and Power Revenue, Power System, Refunding,
Series A, 5.00%, 7/01/26	11,025,000	13,037,614
Series B, 5.25%, 7/01/24	17,000,000	20,213,680
Los Angeles Municipal Improvement Corp. Lease Revenue, Capital Equipment, Refunding, Series A, Assured Guaranty,
5.00%, 4/01/17	3,215,000	3,573,247
5.25%, 4/01/18	2,495,000	2,860,518
5.25%, 4/01/19	3,180,000	3,718,438
Los Angeles USD, GO,
Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/24	6,700,000	7,298,243
Election of 2005, Series F, 5.00%, 7/01/22	5,675,000	6,623,917
Orange County Airport Revenue, 5.00%,
7/01/20	3,465,000	4,046,219
7/01/21	7,545,000	8,675,316
San Diego Community College District GO, Refunding, 5.00%, 8/01/25	21,370,000	25,603,824
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A,
5.00%, 4/01/25	4,000,000	4,549,200
5.25%, 4/01/26	2,500,000	2,859,475

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding, Series A, 5.65%,
1/15/17	3,000,000	3,065,910
San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%,
8/01/21	10,000,000	10,713,400
8/01/22	10,000,000	10,560,900
Tulare Joint UHSD, GO, Election of 2004, Series A, NATL Insured, 5.00%, 8/01/16	2,870,000	2,947,375
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%, 1/01/23	8,000,000	9,191,600
Val Verde USD, COP, Centralized Support Services and District Office Facilities Project, FGIC Insured, ETM, 5.00%, 1/01/15	1,000,000	1,027,690
		402,036,866
Colorado 1.8%
Adams County PCR, Public Service Co. of Colorado Project, Refunding, Series A, NATL Insured, 4.375%, 9/01/17	17,000,000	17,710,260
Denver City and County Airport System Revenue, Subordinate, Series B, 5.25%,
11/15/26	5,000,000	5,878,950
11/15/27	4,250,000	4,981,892
Denver City and County Excise Tax Revenue, Refunding, Series A, AGMC Insured, 5.00%, 9/01/20	10,090,000	11,831,736
E-470 Public Highway Authority Senior Revenue, Series D, Sub Series D-1, NATL Insured, 5.50%, 9/01/24	8,000,000	8,353,520
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 5.75%, 11/15/18	3,440,000	3,876,846
Regional Transportation District COP, Refunding, Series A, 5.00%, 6/01/26	14,000,000	16,192,400
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A, 5.00%, 11/01/25	5,870,000	6,927,715
		75,753,319
Connecticut 0.9%
Connecticut State GO, Series E, 5.00%,
8/15/25	11,295,000	13,489,166
8/15/26	18,585,000	22,028,429
		35,517,595
Florida 8.1%
Broward County School Board COP, Master Lease Purchase Agreement, Series A, AGMC Insured, 5.00%, 7/01/16	5,915,000	6,186,913
Broward County Water and Sewer Utility Revenue, Refunding, Series B, 5.00%,
10/01/24	6,000,000	7,105,980
10/01/25	6,325,000	7,428,649
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1,
5.00%, 6/01/16	40,415,000	44,048,713
5.25%, 6/01/17	3,250,000	3,669,477
6.00%, 6/01/17	5,000,000	5,747,800
Collier County School Board COP, Master Lease Program, AGMC Insured, 5.00%, 2/15/22	5,075,000	5,605,236
Hillsborough County Capacity Assessment Special Assessment Revenue, NATL RE, FGIC Insured, 5.00%, 3/01/19	5,000,000	5,243,050
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,591,805
Jacksonville Capital Improvement Revenue, Refunding, 5.00%,
10/01/25	7,295,000	8,585,777
10/01/26	7,350,000	8,537,172
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, Series A, 5.00%, 10/01/28	6,000,000	6,797,640
Leon County School District Sales Tax Revenue, 5.00%, 9/01/25	6,040,000	7,158,427
Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A,
4.25%, 10/01/18	6,920,000	7,713,932
4.50%, 10/01/19	4,805,000	5,416,580
5.00%, 10/01/21	5,000,000	5,787,100
5.00%, 10/01/22	5,890,000	6,779,802
5.25%, 10/01/23	4,875,000	5,673,232
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Series A, Assured Guaranty, 5.00%, 2/01/23	12,115,000	13,354,486
Miami-Dade County Transit System Sales Surtax Revenue, 5.00%,
7/01/24	2,250,000	2,648,160
7/01/25	3,000,000	3,499,920
7/01/26	4,000,000	4,622,600
7/01/27	4,000,000	4,600,800
Miami-Dade County Water and Sewer System Revenue, Refunding, Series B, 5.00%, 10/01/27	15,000,000	17,292,000
Orange County School Board COP, Master Lease Purchase Agreement, Series B, NATL RE, FGIC Insured, 5.00%,
8/01/18	5,150,000	5,595,629
8/01/19	5,985,000	6,500,189
Orlando Utilities Commission Utility System Revenue, Refunding, Series A, 5.00%,
10/01/23	4,000,000	4,901,640
10/01/24	2,405,000	2,978,737
10/01/25	2,000,000	2,468,200
Orlando-Orange County Expressway Authority Revenue, Refunding,
AGMC Insured, 5.00%, 7/01/24	9,355,000	11,010,461

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Series B, AGMC Insured, 5.00%, 7/01/22	7,500,000	9,070,425
Series B, AGMC Insured, 5.00%, 7/01/23	10,000,000	12,054,400
Series B, AGMC Insured, 5.00%, 7/01/24	14,650,000	17,462,653
Palm Beach County School Board COP, Master Lease Purchase Agreement, Series E, NATL Insured, 5.00%, 8/01/21	6,060,000	6,705,814
Palm Beach County Solid Waste Authority Revenue, Refunding, 5.00%, 10/01/23	17,290,000	20,573,890
Palm Beach County Water and Sewer Revenue, Refunding, 5.00%,
10/01/24	700,000	851,235
10/01/25	1,690,000	2,047,266
10/01/26	1,250,000	1,502,700
10/01/27	2,150,000	2,564,950
10/01/28	1,240,000	1,468,061
Pasco County Solid Waste Disposal and Resource Recovery System Revenue, Series D, AGMC Insured, 5.00%,
10/01/22	9,490,000	10,525,644
10/01/24	10,455,000	11,555,389
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group, 5.00%, 8/15/19	5,000,000	5,631,100
		336,563,634
Georgia 1.3%
Atlanta Airport Passenger Facility Charge Revenue, General Subordinate Lien, Refunding, Series A, 5.00%,
1/01/27	7,000,000	8,163,820
1/01/28	5,100,000	5,906,514
Atlanta Tax Allocation, Atlantic Station Project, Refunding, Assured Guaranty, 5.25%,
12/01/20	1,500,000	1,657,740
12/01/21	1,000,000	1,103,390
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 5.00%,
11/01/20	8,575,000	10,007,025
11/01/21	9,230,000	10,673,295
Georgia State Municipal Electric Authority Revenue, Project One, Subordinated, Series B, 5.00%, 1/01/20	10,000,000	11,736,400
South Georgia Governmental Services Authority Revenue, Telecommunications/Cable Systems Projects, NATL RE, FGIC
Insured, 5.00%, 1/01/16	2,650,000	2,708,380
		51,956,564
Illinois 4.4%
Chicago Board of Education GO, Dedicated Revenues, Refunding, Series B, AMBAC Insured, 5.00%, 12/01/21	16,015,000	17,351,292
Chicago GO, Project and Refunding, Series A, AGMC Insured, 5.00%, 1/01/20	22,490,000	23,695,914
Chicago O'Hare International Airport Revenue, General, third lien,
Refunding, Series B, AGMC Insured, 5.00%, 1/01/18	10,670,000	11,703,496
Refunding, Series B, AGMC Insured, 5.00%, 1/01/20	7,850,000	8,652,505
Series C, AGMC Insured, 5.25%, 1/01/22	5,215,000	6,054,041
Chicago Transit Authority Capital Grant Receipts Revenue, Federal Transit Administration Section 5307, Refunding, AGMC
Insured, 5.25%, 6/01/25	6,125,000	6,626,760
Cook County GO, Refunding, Series A, MAC Insured, 5.25%, 11/15/22	12,395,000	14,494,465
Illinois State Finance Authority Revenue, Rush University Medical Center Obligated Group, Series A, 6.75%, 11/01/24	5,000,000	5,762,000
Illinois State GO,
5.50%, 7/01/26	7,000,000	8,127,560
MAC Insured, 5.00%, 2/01/26	5,650,000	6,304,892
Refunding, AGMC Insured, 5.00%, 1/01/19	12,000,000	13,577,520
Series A, AGMC Insured, 5.00%, 4/01/25	18,000,000	20,164,500
Illinois State Sales Tax Revenue, Build Illinois, Junior Obligation, Refunding, 5.00%, 6/15/26	14,000,000	16,393,720
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Refunding, Series B, 5.00%,
12/15/22	5,000,000	5,891,800
12/15/22	2,000,000	2,212,260
6/15/23	4,000,000	4,622,680
Southwestern Illinois Development Authority Revenue, Local Government Program, Edwardsville Community Unit School
District No. 7 Project, AGMC Insured, 5.00%, 12/01/19	11,005,000	12,128,721
		183,764,126
Kentucky 0.7%
Kentucky Asset/Liability Commission Agency Fund Revenue, Project Notes, Federal Highway Trust, First Series A, 5.00%,
9/01/20	6,000,000	7,070,340
Kentucky State Property and Buildings Commission Revenues, Project No. 87, Refunding, NATL RE, FGIC Insured, 5.00%,
3/01/23	11,000,000	12,133,220
Kentucky State Turnpike Authority Economic Development Road Revenue, 5.00%, 7/01/22	1,000,000	1,176,830

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Louisville and Jefferson County Metropolitan Sewer District Sewer and Drainage System Revenue, Refunding, Series A,
5.00%, 5/15/24	7,000,000	8,182,300
		28,562,690
Louisiana 1.3%
Jefferson Sales Tax District Special Sales Tax Revenue, Parish of Jefferson, Refunding, Series B, Assured Guaranty,
5.00%, 12/01/21	15,000,000	17,236,800
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B, AMBAC Insured, 5.00%, 6/01/19	20,000,000	21,540,600
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty, 6.00%, 1/01/23	2,000,000	2,293,340
New Orleans GO, Public Improvement, Radian Insured, Series A, 5.00%, 12/01/25	7,915,000	8,608,591
Orleans Parish Parishwide School District GO, Refunding, AGMC Insured, 5.00%, 9/01/18	5,000,000	5,619,950
		55,299,281
Maryland 0.3%
Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects, Refunding, Assured
Guaranty, 5.00%,
6/01/19	1,445,000	1,556,612
6/01/20	1,000,000	1,076,620
Maryland State Health and Higher Educational Facilities Authority Revenue,
Peninsula Regional Medical Center Issue, 5.00%, 7/01/18	1,600,000	1,717,712
Peninsula Regional Medical Center Issue, 5.00%, 7/01/19	1,430,000	1,525,796
Peninsula Regional Medical Center Issue, 5.00%, 7/01/20	1,000,000	1,061,290
Washington County Hospital Issue, 5.25%, 1/01/22	1,000,000	1,058,990
Washington County Hospital Issue, 5.25%, 1/01/23	1,250,000	1,316,000
Western Maryland Health System Issue, Refunding, Series A, NATL Insured, 5.00%, 1/01/19	2,920,000	3,124,283
		12,437,303
Massachusetts 2.0%
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Commonwealth Contract Assistance Secured, Subordinated, Series B, 5.00%, 1/01/20	5,000,000	5,853,700
Senior, Refunding, Series B, 5.00%, 1/01/17	5,000,000	5,531,400
Senior, Refunding, Series B, 5.00%, 1/01/18	5,000,000	5,691,150
Massachusetts State Health and Educational Facilities Authority Revenue, CareGroup Issue, Capital Asset Program, Series
B-2, NATL Insured, 5.375%, 2/01/26	1,720,000	1,901,907
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Senior, Refunding,
Series A, 5.00%, 8/15/25	10,975,000	13,050,592
Series A, 5.00%, 8/15/26	7,000,000	8,266,790
Series B, 5.00%, 8/15/27	6,000,000	7,037,340
Massachusetts State Water Pollution Abatement Trust Revenue, State Revolving Fund,
[a] Refunding, 5.00%, 8/01/26	10,650,000	13,286,834
Series 17, Sub Series 17A, 5.00%, 2/01/24	9,380,000	11,498,004
Series 17, Sub Series 17A, 5.00%, 2/01/25	9,750,000	11,788,725
		83,906,442
Michigan 3.5%
Detroit GO,
Distributable State Aid, 5.00%, 11/01/19	6,775,000	7,369,032
Distributable State Aid, 5.00%, 11/01/20	6,000,000	6,599,220
Series A-1, NATL Insured, 5.00%, 4/01/19	5,000,000	4,807,100
Series B, AGMC Insured, 5.00%, 4/01/18	2,635,000	2,622,141
Series B, AGMC Insured, 5.00%, 4/01/19	2,515,000	2,499,935
Michigan Municipal Bond Authority Revenue, Local Government Loan Program, Group A, Refunding, Series B, AMBAC
Insured, 5.00%,
12/01/17	1,000,000	1,043,990
12/01/18	1,000,000	1,044,860
Michigan State Finance Authority Revenue,
School District of the City of Detroit, Refunding, 5.25%, 6/01/17	10,640,000	11,668,569
School District of the City of Detroit, Refunding, 5.50%, 6/01/21	6,000,000	6,755,520
State Revolving Fund, Clean Water, 5.00%, 10/01/24	5,000,000	5,934,050
State Revolving Fund, Clean Water, Subordinate, Refunding, 5.00%, 10/01/24	7,000,000	8,307,670
Michigan State GO, School Loan, Refunding, Series A, 5.25%, 11/01/22	10,000,000	11,446,500
Michigan State HDA, SFMR, Series A, 5.00%, 12/01/19	410,000	430,467
Michigan State Hospital Finance Authority Revenue, Trinity Health Credit Group,
Mandatory Put 12/01/17, Refunding, Series A, 6.00%, 12/01/34	10,000,000	11,569,600
Refunding, Series MI, 5.00%, 12/01/24	8,000,000	8,990,320
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, 5.25%, 9/15/20	7,500,000	8,448,225

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Michigan State Strategic Fund Limited Obligation Revenue,
Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series ET, Sub Series ET-2, 5.50%,
8/01/29	7,000,000	7,659,750
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%, 10/15/22	4,000,000	4,401,520
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%, 10/15/23	1,000,000	1,092,640
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group, Series V, ETM,
6.25%, 9/01/14	3,000,000	3,043,980
South Lyon Community Schools GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/16	3,040,000	3,304,967
Wayne State University Revenue, Refunding, Series A, 5.00%,
11/15/18	4,265,000	4,889,012
11/15/19	5,210,000	5,989,572
11/15/20	5,255,000	6,038,416
Wayne-Westland Community Schools GO, Refunding, AGMC Insured, 5.00%, 5/01/16	2,825,000	2,879,240
Wyandotte Electric System Revenue, Refunding, Series A, Assured Guaranty, 5.00%, 10/01/17	3,955,000	4,364,303
		143,200,599
Minnesota 0.5%
Minnesota Agricultural and Economic Development Board Revenue, Health Care Facilities, Essentia Health Obligated
Group, Series C-1, Assured Guaranty,
5.00%, 2/15/21	4,165,000	4,802,995
5.00%, 2/15/22	5,570,000	6,343,005
5.25%, 2/15/23	5,000,000	5,702,900
Minnesota State General Fund Revenue, Appropriation, Refunding, Series A, 5.00%, 3/01/25	1,925,000	2,266,206
		19,115,106
Missouri 0.5%
Hannibal IDA Health Facilities Revenue, Hannibal Regional Hospital, Refunding, 5.00%, 3/01/19	1,675,000	1,727,612
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, Plum Point Project, NATL Insured, 5.00%,
1/01/17	1,500,000	1,606,740
1/01/19	1,000,000	1,064,130
Springfield Public Utility Revenue, NATL RE, FGIC Insured, 4.50%, 8/01/21	15,245,000	16,388,070
		20,786,552
Nevada 1.2%
Clark County Airport Revenue, System, sub. lien, Series C, AGMC Insured, 5.00%,
7/01/22	5,000,000	5,686,750
7/01/23	15,000,000	17,013,900
Clark County School District GO, Refunding, Series A, NATL RE, FGIC Insured, 4.50%, 6/15/19	5,000,000	5,613,350
Clark County Water Reclamation District GO,
Series A, 5.25%, 7/01/21	3,435,000	4,071,402
Series A, 5.25%, 7/01/22	3,120,000	3,692,988
Series B, 5.25%, 7/01/21	3,430,000	4,065,476
Series B, 5.25%, 7/01/22	3,615,000	4,278,895
Washoe County School District GO, Refunding, Series A, 5.00%, 6/01/25	6,130,000	7,166,154
		51,588,915
New Hampshire 0.2%
Manchester GARB, Series A, AGMC Insured, 5.00%, 1/01/25	7,930,000	8,671,138

New Jersey 7.8%
Hudson County Improvement Authority Facility Lease Revenue, Hudson County Lease Project, Refunding, AGMC Insured,
5.375%,
10/01/22	5,220,000	6,056,192
10/01/23	5,375,000	6,244,997
10/01/24	2,050,000	2,407,766
New Jersey EDA Revenue, School Facilities Construction, Refunding,
Series DD-1, 5.00%, 12/15/18	20,000,000	23,064,400
Series EE, 5.25%, 9/01/24	12,210,000	14,125,016
New Jersey Health Care Facilities Financing Authority Revenue, Barnabas Health Issue, Refunding, Series A, 5.00%,
7/01/20	10,000,000	11,639,500
7/01/21	20,535,000	23,989,808
New Jersey State COP, Equipment Lease Purchase Agreement, Series A,
5.25%, 6/15/22	10,000,000	11,506,600
5.25%, 6/15/23	17,945,000	20,510,238
AMBAC Insured, 5.00%, 6/15/17	5,000,000	5,015,150
New Jersey State Educational Facilities Authority Revenue, Kean University Issue, Refunding, Series A, 5.00%, 9/01/21	6,000,000	6,833,580

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1A, 5.00%, 12/01/17	3,250,000	3,661,548
Refunding, Series 1A, 5.25%, 12/01/19	2,500,000	2,875,650
Refunding, Series 1A, 4.75%, 12/01/21	6,375,000	6,993,502
Refunding, Series 1A, 4.75%, 12/01/22	8,500,000	9,252,420
Series A, 5.375%, 6/01/24	15,000,000	16,591,050
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, AGMC Insured, 5.00%, 6/15/26	26,650,000	30,346,888
Transportation System, Refunding, Series A, 5.25%, 12/15/21	10,000,000	11,899,600
Transportation System, Refunding, Series A, 5.50%, 12/15/22	25,000,000	30,386,500
Transportation System, Refunding, Series A, Assured Guaranty, 5.50%, 12/15/22	11,465,000	13,935,249
Transportation System, Series D, AGMC Insured, Pre-Refunded, 5.00%, 6/15/19	5,630,000	5,908,066
New Jersey State Turnpike Authority Turnpike Revenue, Series H, 5.00%,
1/01/20	10,000,000	11,475,000
1/01/21	20,000,000	22,874,000
Rutgers State University GO,
Refunding, Series J, 5.00%, 5/01/26	5,000,000	5,909,400
Refunding, Series J, 5.00%, 5/01/27	10,830,000	12,715,395
Series L, 5.00%, 5/01/27	5,270,000	6,187,454
		322,404,969
New York 10.1%
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project,
Refunding, 5.00%, 5/01/23	6,235,000	7,371,640
Refunding, 5.00%, 5/01/24	8,000,000	9,389,280
Series A, 5.00%, 5/01/22	14,840,000	16,792,499
Series A, AGMC Insured, 5.75%, 5/01/22	5,000,000	5,731,850
Long Island Power Authority Electric System Revenue, General,
Refunding, Series B, 5.00%, 9/01/26	5,000,000	5,612,600
Refunding, Series E, NATL RE, FGIC Insured, 5.00%, 12/01/18	8,500,000	9,310,390
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/19	7,000,000	7,652,820
MTA Revenue, Transportation,
Refunding, Series F, 5.00%, 11/15/15	1,250,000	1,336,475
Refunding, Series F, 5.00%, 11/15/26	25,000,000	28,827,000
Series A, 5.00%, 11/15/27	3,500,000	4,007,255
Series A, AGMC Insured, 5.00%, 11/15/20	5,000,000	5,610,850
Series A, AGMC Insured, 5.50%, 11/15/20	4,365,000	5,267,158
Series C, 5.00%, 11/15/16	1,150,000	1,276,005
Series C, 5.75%, 11/15/18	15,000,000	16,648,350
Nassau County Local Economic Assistance and FICO Revenue, Catholic Health Services of Long Island Obligated Group
Project, Refunding, 5.00%, 7/01/21	9,000,000	10,437,930
New York City GO,
Fiscal 2008, Refunding, Series G, 5.00%, 8/01/21	7,000,000	7,898,660
Fiscal 2008, Series D, 5.00%, 12/01/21	5,000,000	5,708,650
Fiscal 2013, Series I, 5.00%, 8/01/24	10,200,000	12,174,108
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/22	8,000,000	9,598,160
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/23	6,860,000	8,268,289
Refunding, Series D, 5.00%, 8/01/27	10,000,000	11,572,500
Series F, 4.75%, 1/15/16	5,000	5,017
Series H, 5.00%, 8/01/16	1,555,000	1,566,834
Series H, 5.00%, 8/01/17	2,345,000	2,362,353
Series H, Pre-Refunded, 5.00%, 8/01/16	1,445,000	1,456,040
Series H, Pre-Refunded, 5.00%, 8/01/17	1,985,000	2,000,324
Series J, Sub Series J-1, AGMC Insured, 5.00%, 6/01/20	35,000	38,037
Series J, Sub Series J-1, AGMC Insured, Pre-Refunded, 5.00%, 6/01/20	9,965,000	10,894,336
Series O, 5.00%, 6/01/19	45,000	47,093
Series O, Pre-Refunded, 5.00%, 6/01/19	4,955,000	5,192,047
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2009,
Series S-3, 5.00%, 1/15/23	5,000,000	5,782,050
Series S-4, 5.00%, 1/15/21	4,665,000	5,354,207
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Subordinate, Fiscal 2003, Refunding, Sub Series A-1, 5.00%, 11/01/23	11,500,000	13,646,705
Future Tax Secured, Subordinate, Fiscal 2011, Series C, 5.00%, 11/01/23	12,805,000	15,104,522
Future Tax Secured, Subordinate, Series C, 5.00%, 11/01/24	7,620,000	9,036,710
Sub-Future Tax Secured, Fiscal 2014, Sub Series D-1, 5.00%, 2/01/27	8,740,000	10,373,244
Sub-Future Tax Secured, Fiscal 2014, Sub Series D-1, 5.00%, 2/01/28	5,000,000	5,892,600

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
New York State Dormitory Authority Lease Revenues, Third General Resolution, State University Educational Facilities
Issue, Refunding, Series A, 5.00%, 5/15/24	7,000,000	8,193,640
New York State Dormitory Authority Personal Income Tax Revenue, General Purpose, Refunding, Series A, 5.00%, 12/15/27	10,000,000	11,758,600
New York State Dormitory Authority Revenues,
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A, Assured Guaranty, 5.00%,
10/01/24	5,000,000	5,697,000
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A, NATL RE, FGIC Insured,
5.50%, 7/01/23	7,915,000	9,795,841
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series A-1, 5.50%, 2/15/18	10,000,000	11,585,700
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series A-1, 5.00%, 2/15/19	3,245,000	3,766,212
New York State Local Government Assistance Corp. Revenue, sub. lien, Refunding, Series B, 5.00%, 4/01/21	12,000,000	14,099,640
New York State Thruway Authority General Revenue,
Refunding, Series H, NATL RE, FGIC Insured, 5.00%, 1/01/22	10,000,000	11,169,300
Series I, 5.00%, 1/01/26	10,000,000	11,426,000
New York State Thruway Authority Revenue, Local Highway and Bridge Service Contract, Refunding, 5.00%, 4/01/19	9,570,000	11,171,827
New York State Urban Development Corp. Revenue,
Service Contract, Refunding, Series A, Sub Series A-1, 5.00%, 1/01/20	6,500,000	7,651,345
State Personal Income Tax, Series D, 5.00%, 3/15/24	10,000,000	12,038,300
Rockland County Solid Waste Management Authority Revenue, Refunding, Series A, Assured Guaranty, 5.375%, 12/15/18	5,365,000	6,334,187
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project, Refunding, 5.00%, 7/01/22	10,000,000	11,485,900
		415,418,080
North Carolina 1.6%
Buncombe County Limited Obligation Revenue, Series A, 5.00%, 6/01/28	5,000,000	5,886,150
The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System, Series A, AGMC
Insured, 5.00%, 1/15/22	10,000,000	10,776,000
North Carolina Eastern Municipal Power Agency Power System Revenue,
Refunding, Series A, 5.00%, 1/01/21	10,000,000	11,658,600
Refunding, Series A, Assured Guaranty, 5.25%, 1/01/19	15,000,000	17,142,150
Series C, Assured Guaranty, 6.00%, 1/01/19	2,150,000	2,330,707
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding,
Series A, 5.25%, 1/01/20	4,500,000	5,117,220
Series B, 5.00%, 1/01/20	8,000,000	9,365,920
Oak Island Enterprise System Revenue, Assured Guaranty, 5.50%, 6/01/23	1,735,000	1,989,230
		64,265,977
Ohio 6.8%
Akron Income Tax Revenue, Community Learning Centers, Refunding, Series A, 5.00%,
12/01/24	5,265,000	6,171,528
12/01/25	6,645,000	7,752,589
12/01/26	8,240,000	9,536,399
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series A, 5.25%,
2/15/20	6,000,000	6,799,200
2/15/21	11,500,000	13,005,235
Cincinnati GO, Various Purpose, Improvement and Refunding, Series A, 5.00%,
12/01/23	2,000,000	2,369,700
12/01/24	1,270,000	1,493,672
12/01/25	2,000,000	2,341,200
12/01/27	2,000,000	2,306,920
12/01/28	2,350,000	2,692,560
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%,
1/01/25	5,000,000	5,683,900
1/01/26	5,000,000	5,654,900
Cleveland Municipal School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%,
12/01/14	1,915,000	1,915,000
12/01/15	1,510,000	1,510,000
12/01/16	1,400,000	1,400,000
Cleveland Water Revenue, second lien, Refunding, Series A, 5.00%,
1/01/23	1,840,000	2,170,924
1/01/24	1,750,000	2,050,178
1/01/25	2,500,000	2,906,350
1/01/26	2,000,000	2,307,260
Cuyahoga County EDR, Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%,
12/01/20	7,000,000	8,101,660
12/01/21	7,300,000	8,392,007
Hamilton City School District GO, School Improvement, AGMC Insured, 5.00%, 12/01/24	5,000,000	5,467,050

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati, Improvement and
Refunding, Series A, 5.00%,
12/01/24	2,500,000	3,048,800
12/01/25	2,400,000	2,899,680
12/01/26	4,000,000	4,788,000
12/01/27	5,000,000	5,938,800
12/01/28	3,000,000	3,535,830
Kent State University Revenues, General Receipts, Series A, 5.00%,
5/01/23	1,200,000	1,393,476
5/01/24	1,500,000	1,729,155
5/01/25	1,500,000	1,716,585
5/01/26	1,600,000	1,816,528
Lakewood City School District GO, School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/22	2,900,000	3,147,428
Mason City School District GO, School Improvement, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/15	2,670,000	2,858,716
Montgomery County Revenue, Miami Valley Hospital, Mandatory Put 11/15/14, Refunding, Series B, 5.25%, 11/15/39	4,000,000	4,082,920
Nordonia Hills City School District GO, School Improvement, Refunding, NATL RE, FGIC Insured, 4.50%, 12/01/21	2,360,000	2,515,760
Ohio State Building Authority Revenue, State Facilities, Administrative Building Fund Projects, Refunding, Series C, 5.00%,
10/01/22	5,780,000	6,771,501
Ohio State GO,
Higher Education, Refunding, Series A, 5.00%, 2/01/24	8,585,000	10,294,531
Higher Education, Refunding, Series A, 5.00%, 2/01/25	7,000,000	8,337,350
[a] Series R, 5.00%, 5/01/26	3,000,000	3,639,900
[a] Series R, 5.00%, 5/01/27	5,000,000	6,022,750
Ohio State Turnpike Commission Turnpike Revenue, Refunding, Series A, NATL RE, FGIC Insured, 5.50%, 2/15/24	10,000,000	12,393,700
Ohio State Water Development Authority Water PCR, Refunding, 5.00%,
12/01/23	5,000,000	6,169,250
6/01/24	4,000,000	4,951,120
12/01/24	4,000,000	4,972,120
Toledo City School District GO, School Facilities Improvement, Refunding, Series B, 5.00%,
12/01/24	2,920,000	3,463,120
12/01/25	4,125,000	4,850,917
12/01/26	4,340,000	5,060,700
12/01/27	4,565,000	5,285,677
Toledo Water System Revenue, Improvement and Refunding, 5.00%,
11/15/25	4,000,000	4,730,360
11/15/26	6,140,000	7,197,185
11/15/27	6,450,000	7,510,638
11/15/28	6,570,000	7,622,251
University of Cincinnati General Receipts Revenue, Series C,
5.00%, 6/01/25	3,010,000	3,585,061
Assured Guaranty, 5.00%, 6/01/21	11,810,000	13,926,588
Assured Guaranty, 5.00%, 6/01/22	11,675,000	13,700,262
Youngstown GO, AMBAC Insured, 6.125%, 12/01/15	555,000	579,564
		282,564,455
Oregon 0.9%
Deschutes County Hospital Facilities Authority Hospital Revenue, Cascade Healthcare Community Inc., Refunding, 7.375%,
1/01/23	2,000,000	2,425,720
Oregon State Department of Administrative Services COP, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%,
11/01/19	2,340,000	2,601,916
Oregon State Department of Transportation Highway User Tax Revenue, senior lien,
Refunding, Series A, 5.00%, 11/15/25	10,000,000	11,968,700
Series A, 5.00%, 11/15/22	5,840,000	6,805,002
Portland Sewer System Revenue, second lien, Series B, NATL Insured, 5.00%,
6/15/18	3,135,000	3,404,986
6/15/19	3,290,000	3,571,953
Portland Water System Revenue, second lien, Refunding, Series A, 5.00%, 10/01/25	5,000,000	6,023,800
		36,802,077
Pennsylvania 4.8%
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center,
Series A, 5.00%, 5/15/19	9,000,000	10,482,480
Series A, 5.00%, 5/15/20	7,500,000	8,801,550
Series B, 5.00%, 6/15/18	5,000,000	5,017,150
Commonwealth Financing Authority Revenue, Series C-1, AGMC Insured, 5.00%,
6/01/22	4,130,000	4,768,291

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
6/01/23	4,345,000	4,992,883
Lancaster County Solid Waste Management Authority Solid Waste Disposal System Revenue, Series A, 5.25%,
12/15/25	5,345,000	6,315,973
12/15/26	5,835,000	6,831,793
Pennsylvania State GO, Second Series, 5.00%, 10/15/26	13,375,000	15,953,700
Pennsylvania State Turnpike Commission Turnpike Revenue,
Series B, 5.00%, 12/01/19	32,230,000	37,654,953
Series E, 5.00%, 12/01/24	5,000,000	5,746,000
Series E, 5.00%, 12/01/25	10,000,000	11,412,200
Subordinate, Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/23	10,000,000	11,623,300
Subordinate, Series A, Assured Guaranty, 5.00%, 6/01/22	6,070,000	6,844,775
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.25%, 8/01/22	20,000,000	22,770,200
Philadelphia Municipal Authority Lease Revenue, 6.00%, 4/01/22	7,065,000	8,340,586
Philadelphia Water and Wastewater Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 6/15/17	10,000,000	11,245,400
Refunding, Series A, AGMC Insured, 5.00%, 6/15/18	5,000,000	5,777,400
Refunding, Series A, AGMC Insured, 5.00%, 6/15/19	5,000,000	5,887,350
Series A, 5.00%, 1/01/20	1,210,000	1,386,176
Series A, 5.25%, 1/01/21	3,655,000	4,173,535
Series A, 5.25%, 1/01/22	2,330,000	2,628,986
		198,654,681
South Carolina 1.5%
Anderson Water and Sewer System Revenue, Refunding, AGMC Insured, 5.00%,
7/01/22	2,555,000	3,050,312
7/01/23	2,695,000	3,206,538
7/01/24	2,825,000	3,354,377
7/01/25	2,965,000	3,511,064
Berkeley County Utility Revenue, Combined Utility System, Refunding, 5.00%,
6/01/25	3,665,000	4,353,287
6/01/26	1,700,000	2,004,351
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase, School District of Pickens
County Project, AGMC Insured, 5.00%, 12/01/18	5,000,000	5,493,550
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Refunding and Improvement, 5.375%, 8/01/22	6,000,000	6,783,240
South Carolina State Transportation Infrastructure Bank Revenue, Refunding, Series B, AGMC Insured, 5.00%,
10/01/25	12,935,000	14,899,827
10/01/26	13,440,000	15,364,070
		62,020,616
Tennessee 0.7%
Memphis GO, General Improvement, Refunding, Series A, 5.00%, 4/01/22	15,805,000	19,070,629
Metropolitan Government of Nashville and Davidson County GO, Improvement, Refunding, Series A, 5.00%, 1/01/26	5,000,000	5,959,300
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Refunding, 5.00%,
7/01/26	1,675,000	1,983,200
7/01/27	1,800,000	2,116,944
		29,130,073
Texas 9.2%
Austin Water and Wastewater System Revenue, Refunding,
5.00%, 11/15/26	4,835,000	5,661,882
5.00%, 11/15/27	4,000,000	4,670,960
Series A, 5.00%, 11/15/28	5,000,000	5,830,750
Board of Regents of the University of Houston System Revenue, Consolidated, Refunding, Series A, 5.00%, 2/15/27	5,000,000	5,806,400
Brownsville Utility System Revenue,
AGMC insured, Pre-Refunded, 5.00%, 9/01/22	5,840,000	6,191,218
Refunding and Improvement, AGMC Insured, 5.00%, 9/01/22	2,615,000	2,746,038
Clear Creek ISD, GO, Refunding, Series A, 5.00%,
2/15/25	11,370,000	13,409,664
2/15/26	12,060,000	14,048,573
Dallas County Utility and Reclamation District GO, Refunding,
Series A, AMBAC Insured, 5.15%, 2/15/21	3,025,000	3,305,629
Series B, AMBAC Insured, 5.15%, 2/15/21	8,025,000	8,769,479
Dallas Waterworks and Sewer System Revenue, Refunding, AMBAC Insured, 4.50%, 10/01/19	10,000,000	11,145,200
Dallas/Fort Worth International Airport Revenue, Joint, Refunding,
Series A, 5.00%, 11/01/23	1,500,000	1,652,625
Series A, 5.00%, 11/01/24	1,000,000	1,103,270
Series D, 5.25%, 11/01/27	5,000,000	5,853,500

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Series D, 5.25%, 11/01/28	2,100,000	2,449,167
Fort Worth GO, General Purpose, Refunding and Improvement, 5.00%,
3/01/25	6,000,000	7,077,360
3/01/26	6,790,000	7,967,386
Frisco GO, Collin and Denton Counties, Refunding and Improvement, 5.00%, 2/15/25	5,000,000	5,941,350
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.00%, 2/15/22	4,165,000	4,555,802
Harris County MTA Sales and Use Tax Revenue, Contractual Obligations, 5.00%,
11/01/26	2,000,000	2,420,980
11/01/27	2,000,000	2,402,840
11/01/28	2,000,000	2,390,860
Houston GO, Public Improvement, Refunding, Series A, 5.00%, 3/01/22	10,000,000	11,548,900
Houston Utility System Revenue, Combined, first lien, Refunding, Series C, 5.00%,
5/15/24	5,000,000	6,114,500
5/15/26	19,690,000	23,693,371
Lower Colorado River Authority Transmission Contract Revenue, LCRA Transmission Services Corp. Project, Refunding,
Series A, 5.00%, 5/15/24	6,000,000	6,823,980
Series B, 5.00%, 5/15/24	10,620,000	12,078,445
North Texas Tollway Authority Revenue, Special Projects System, Series D, 5.00%, 9/01/24	12,000,000	14,001,480
Sabine River Authority PCR, Southwestern Electric Power Co. Project, Refunding, NATL Insured, 4.95%, 3/01/18	15,000,000	16,231,800
San Antonio Electric and Gas Revenue, Refunding, 5.25%, 2/01/25	27,000,000	33,851,250
San Antonio Water System Revenue, junior lien, Refunding, Series A, 5.00%,
5/15/24	1,500,000	1,826,475
5/15/26	2,200,000	2,637,690
5/15/28	2,000,000	2,359,360
5/15/29	1,000,000	1,171,530
Texas State Transportation Commission Revenue, first tier, Refunding, Series A, 5.00%,
4/01/23	20,000,000	24,685,600
4/01/24	20,000,000	24,883,200
4/01/25	20,000,000	24,684,400
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center Regional Healthcare System
Project, Refunding and Improvement, Series A, 5.25%,
11/01/22	5,000,000	5,257,300
11/01/23	5,000,000	5,219,800
University of Texas Permanent University Fund Revenue, Series B, 5.00%, 7/01/27	10,000,000	12,144,700
Williamson County GO, Refunding, 5.00%,
2/15/23	6,235,000	7,494,096
2/15/25	13,780,000	16,326,406
		378,435,216
Utah 0.6%
Salt Lake County College Revenue, Westminster College Project, Refunding, 5.00%, 10/01/19	2,585,000	2,692,407
Utah State Board of Regents Student Loan Revenue, Refunding, Series EE-2, 5.00%,
11/01/20	9,000,000	10,669,770
11/01/21	9,000,000	10,527,660
		23,889,837
Virginia 1.7%
Norfolk Water Revenue, Refunding, 5.00%,
11/01/24	6,145,000	7,328,527
11/01/25	6,000,000	7,112,760
Virginia Beach Development Authority Public Facility Revenue, Refunding, Series B, 5.00%,
8/01/19	12,635,000	14,835,764
8/01/20	13,450,000	15,956,542
Virginia State College Building Authority Educational Facilities Revenue, Series A, 5.00%, 2/01/25	13,080,000	15,957,992
Virginia State Public School Authority Revenue, School Financing, 1997 Resolution, Refunding, Series B, 5.00%, 8/01/23	8,535,000	10,427,978
		71,619,563
Washington 1.4%
Energy Northwest Electric Revenue, Columbia Generating Station, Refunding, Series A, 5.00%,
7/01/22	3,250,000	3,952,032
7/01/23	3,500,000	4,276,370
7/01/24	1,250,000	1,536,788
Seattle Municipal Light and Power Revenue, Refunding and Improvement, Series B, 5.00%,
2/01/19	6,805,000	7,962,939
2/01/20	7,000,000	8,324,190
Washington State GO, Various Purpose, Series D, 5.00%,
2/01/24	13,285,000	15,810,611

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
2/01/25	13,955,000	16,489,786
		58,352,716
Wisconsin 0.3%
Wisconsin State Transportation Revenue, Series 1, 5.00%, 7/01/24	10,000,000	11,971,100
U.S. Territories 1.4%
Guam 0.1%
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.50%,
12/01/18	1,540,000	1,697,249
12/01/19	1,025,000	1,134,706
		2,831,955
Puerto Rico 1.3%
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series A, 5.50%, 7/01/18	8,455,000	7,666,064
Series A, 5.00%, 7/01/23	4,000,000	3,031,920
Series A, 5.25%, 7/01/23	3,500,000	2,706,515
Series A, FGIC Insured, 5.50%, 7/01/21	2,500,000	1,993,050
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue, Series K, 5.00%, 7/01/19	5,000,000	3,076,300
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Refunding, Series C, AMBAC Insured,
5.50%, 7/01/24	10,000,000	10,014,800
Puerto Rico Electric Power Authority Power Revenue, Refunding,
Series DDD, 5.00%, 7/01/21	8,745,000	5,787,703
Series SS, NATL Insured, 5.00%, 7/01/24	10,000,000	10,006,900
Series ZZ, 5.25%, 7/01/19	8,000,000	5,749,120
Puerto Rico Sales Tax FICO Sales Tax Revenue, Senior Series C, 5.00%, 8/01/22	3,500,000	3,503,955
		53,536,327
Total U.S. Territories		56,368,282
Total Municipal Bonds before Short Term Investments (Cost $3,572,592,139)		3,810,811,013
Short Term Investments 7.0%
Municipal Bonds 7.0%
Arizona 0.2%
[b]Maricopa County PCC, PCR, Arizona Public Service Co. Palo Verde Project, Refunding, Series B, Daily VRDN and Put,
0.07%, 5/01/29	9,150,000	9,150,000
Florida 0.6%
[b]Sarasota County Public Hospital District Revenue, Sarasota Memorial Hospital Project, Refunding, Series B, Daily VRDN
and Put, 0.07%, 7/01/37	23,485,000	23,485,000
Kentucky 0.6%
[b]Kentucky Economic Development Finance Authority Hospital Revenue, Baptist Healthcare System Obligated Group,
Refunding, Series B-1, Daily VRDN and Put, 0.07%, 8/15/38	25,000,000	25,000,000
Maryland 0.2%
[b]Montgomery County GO, Consolidated Public Improvement, BAN, Refunding, Series A, Daily VRDN and Put, 0.05%,
6/01/26	6,750,000	6,750,000
Michigan 0.8%
[b]University of Michigan Revenue, General, Series A, Daily VRDN and Put, 0.04%, 4/01/38	34,130,000	34,130,000
Minnesota 1.0%
[b]Minneapolis and St. Paul Housing and RDA Health Care System Revenue,
Allina Health System, Refunding, Series B-1, Daily VRDN and Put, 0.07%, 11/15/35	14,425,000	14,425,000
Health Care Facilities, Children's Hospitals and Clinics, Series B, AGMC Insured, Daily VRDN and Put, 0.07%, 8/15/25	25,150,000	25,150,000
		39,575,000
New York 0.8%
[b]New York City GO, Fiscal 2008, Series L, Sub Series L-6, Daily VRDN and Put, 0.05%, 4/01/32	34,455,000	34,455,000
North Carolina 0.6%
[b]The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System, Refunding, Series B,
Daily VRDN and Put, 0.06%, 1/15/38	24,385,000	24,385,000
Ohio 0.0%†
[b]Allen County Hospital Facilities Revenue, Catholic Healthcare Partners, Series A, Daily VRDN and Put, 0.07%, 10/01/31	1,900,000	1,900,000

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Pennsylvania 2.2%
[b]Geisinger Authority Health System Revenue, Geisinger Health System,
Refunding, Series A, Daily VRDN and Put, 0.03%, 5/15/35	52,400,000	52,400,000
Series C, Daily VRDN and Put, 0.04%, 8/01/28	36,720,000	36,720,000
		89,120,000
Total Short Term Investments (Cost $287,950,000)		287,950,000
Total Investments (Cost $3,860,542,139) 99.2%		4,098,761,013
Other Assets, less Liabilities 0.8%		32,912,969
Net Assets 100.0%		$4,131,673,982

† Rounds to less than 0.1% of net assets.
a Security purchased on a when-issued basis.
b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BAN	-	Bond Anticipation Note
CDA	-	Community Development Authority/Agency
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
EDC	-	Economic Development Corp.
EDR	-	Economic Development Revenue
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GARB	-	General Airport Revenue Bonds
GO	-	General Obligation
HDA	-	Housing Development Authority/Agency
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Bond/Board
ISD	-	Independent School District
MAC	-	Municipal Assurance Corp.
MTA	-	Metropolitan Transit Authority
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PCC	-	Pollution Control Corp.
PCR	-	Pollution Control Revenue
RDA	-	Redevelopment Agency/Authority
SFMR	-	Single Family Mortgage Revenue
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited)

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 84.5%
Alabama 0.7%
Alabama State University Revenue, General Tuition and Fee, Assured Guaranty, 5.00%,
9/01/14	$665,000	$672,308
9/01/15	700,000	734,902
9/01/16	730,000	791,671
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36	1,000,000	1,121,980
Mobile IDBR, PCR, Alabama Power Co. Barry Plant Project, Mandatory Put 3/20/17, Series A, 1.65%, 6/01/34	5,000,000	5,028,600
		8,349,461
Alaska 0.5%
Valdez Marine Terminal Revenue, BP Pipelines Inc. Project, Refunding, Series A, 5.00%, 1/01/16	5,000,000	5,367,300

Arizona 4.1%
Arizona State COP, Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/15	11,975,000	12,705,475
Phoenix Civic Improvement Corp. Transit Excise Tax Revenue, Light Rail Project,
AMBAC Insured, Pre-Refunded, 5.00%, 7/01/16	17,000,000	17,061,710
AMBAC Insured, Pre-Refunded, 5.00%, 7/01/17	2,805,000	2,815,182
Refunding, 3.00%, 7/01/17	6,465,000	6,904,297
Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien, NATL Insured, Pre-Refunded, 5.00%, 7/01/19	3,840,000	3,853,939
Tucson COP, Refunding, AGMC Insured,
2.00%, 7/01/16	1,200,000	1,233,084
3.00%, 7/01/17	1,250,000	1,327,475
3.00%, 7/01/18	1,195,000	1,277,336
		47,178,498
Arkansas 0.4%
Jefferson County PCR, Entergy Arkansas Inc. Project, Refunding, 1.55%, 10/01/17	5,000,000	5,040,500

California 6.4%
Bennett Valley USD, GO, BANS, ETM, 4.00%, 1/01/15	2,130,000	2,177,989
California State Economic Recovery GO, Refunding, Series A, 5.00%, 7/01/22	5,000,000	5,473,700
California State GO, Refunding, 5.00%, 4/01/15	500,000	519,985
California State Health Facilities Financing Authority Revenue, St. Joseph Health System,
Mandatory Put 10/15/19, Series C, 5.00%, 7/01/43	3,250,000	3,839,582
Mandatory Put 10/15/20, Refunding, Series D, 5.00%, 7/01/43	5,000,000	5,941,350
[a]California State Infrastructure and Economic Development Bank Revenue, The J. Paul Getty Trust, Mandatory Put 4/01/15,
Refunding, Series B-1, Weekly FRN, 0.36%, 10/01/47	8,000,000	8,004,000
California State Municipal Finance Authority Solid Waste Disposal Revenue, Waste Management Inc. Project, Mandatory Put
2/01/14, Series A, 1.125%, 2/01/39	5,000,000	5,022,900
California Statewide CDA Revenue,
Temporary 40, American Baptist Homes of the West, Series B, Sub Series B-3, 2.10%, 10/01/19	2,000,000	2,000,280
Temporary 55, American Baptist Homes of the West, Series B, Sub Series B-2, 2.40%, 10/01/20	1,000,000	996,490
Temporary 70, American Baptist Homes of the West, Series B, Sub Series B-1, 2.75%, 10/01/21	5,880,000	5,880,529
Coachella Valley USD, GO, Refunding, Build America Mutual Assurance, 4.00%,
8/01/16	1,110,000	1,193,039
8/01/17	1,220,000	1,339,499
8/01/18	1,265,000	1,406,604
8/01/19	1,330,000	1,492,327
Imperial Community College District GO, Capital Appreciation, ETM, zero cpn., 8/01/14	7,250,000	7,247,100
Northern California Power Agency Public Power Revenue, Hydroelectric Project No. 1, Refunding, Series C, Assured
Guaranty, 5.00%, 7/01/15	1,000,000	1,051,740
Riverside County Transportation Commission Sales Tax Revenue, Refunding, Series A, 5.00%, 6/01/18	1,000,000	1,162,540
San Francisco City and County Airport Commission International Airport Revenue, Issue 32G, Refunding, Second Series,
NATL RE, FGIC Insured, 5.00%, 5/01/23	11,675,000	12,673,913
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series A, 6.125%, 8/01/15	3,000,000	3,088,020
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured, 5.00%, 2/01/15	1,025,000	1,056,724
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.00%, 11/01/15	1,000,000	1,051,170
Tustin USD School Facilities ID No. 2002-1 GO, Capital Appreciation, Election of 2002, Series C, AGMC Insured, zero cpn.,
6/01/18	810,000	757,075
		73,376,556
Colorado 0.2%
Garfield County School District No. 16 GO, Refunding, 3.00%, 12/01/18	1,115,000	1,183,394

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Regional Transportation District COP, Transit Vehicles Project, Series A, AMBAC Insured, 5.00%, 12/01/15	1,500,000	1,605,075
		2,788,469
Connecticut 2.0%
Connecticut State Health and Educational Facilities Authority Revenue, Yale University Issue, Mandatory Put 2/08/18, Series
A-3, 0.875%, 7/01/49	23,070,000	23,115,909

Florida 6.5%
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1,
5.50%, 6/01/17	5,000,000	5,677,400
6.00%, 6/01/17	8,000,000	9,196,480
Assured Guaranty, 5.50%, 6/01/16	5,000,000	5,496,950
Escambia County Solid Waste Disposal Revenue, Gulf Power Co. Project, Mandatory Put 6/02/15, 1.35%, 4/01/39	7,500,000	7,522,200
Florida State Board of Education Lottery Revenue, Refunding, Series B, AMBAC Insured, 5.00%, 7/01/18	11,480,000	12,603,203
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 4.25%, 7/01/14	4,000,000	4,013,200
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, 5.00%, 10/01/16	2,000,000	2,203,360
[a]Lakeland Electric and Water Revenue, Refunding, Weekly FRN, 0.81%, 10/01/17	3,000,000	3,024,030
Miami-Dade County Public Facilities Revenue, Jackson Health System, Assured Guaranty, 4.00%, 6/01/16	1,580,000	1,691,738
Sunshine State Governmental Financing Commission Revenue, Miami-Dade County Program, Series A, AGMC Insured,
4.00%, 9/01/14	23,185,000	23,400,620
		74,829,181
Georgia 3.1%
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 4.00%, 11/01/15	6,390,000	6,727,584
Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle Project, Mandatory Put 6/01/17, 1.75%,
12/01/49	10,000,000	10,146,400
Georgia State GO,
Refunding, Series C, 5.00%, 7/01/21	2,350,000	2,661,469
Series G, 5.00%, 10/01/17	10,000,000	11,083,200
Monroe County Development Authority PCR, Gulf Power Co. Project, Mandatory Put 6/21/17, First Series, 1.70%, 6/01/49	5,000,000	5,100,250
		35,718,903
Idaho 0.1%
Canyon County School District No. 131 GO, Refunding, 4.00%, 8/15/18	1,480,000	1,609,145

Illinois 7.8%
Chicago Housing Authority Capital Program Revenue, AGMC Insured,
ETM, 5.00%, 7/01/16	5,000,000	5,466,050
Pre-Refunded, 5.00%, 7/01/19	7,455,000	8,149,881
Chicago Wastewater Transmission Revenue, Series A, BHAC Insured,
5.00%, 1/01/16	1,425,000	1,528,754
5.50%, 1/01/17	1,000,000	1,120,910
Dolton GO, Refunding, Series B, AGMC Insured,
4.00%, 12/01/14	1,195,000	1,208,695
3.50%, 12/01/15	1,245,000	1,279,549
Homer Glen Village GO, Will and Cook Counties, Series A,
2.00%, 12/01/15	1,000,000	1,017,310
4.00%, 12/01/18	1,000,000	1,092,260
Illinois State Educational Facilities Authority Revenue, University of Chicago, Mandatory Put 2/01/19, 1.65%, 7/01/25	10,000,000	10,028,900
Illinois State GO,
AGMC Insured, 5.50%, 5/01/15	5,000,000	5,238,500
AGMC Insured, 5.00%, 9/01/16	9,000,000	9,471,780
Refunding, AGMC Insured, 5.00%, 1/01/16	7,000,000	7,487,830
Illinois State Sales Tax Revenue, Build Illinois, Junior Obligation, Refunding, 5.00%, 6/15/17	5,000,000	5,653,250
Illinois State Toll Highway Authority Revenue, Senior, Refunding, Series B, 5.00%, 12/01/17	10,000,000	11,387,700
Illinois State Unemployment Insurance Fund Building Receipts Revenue, Series B, 5.00%, 12/15/17	6,000,000	6,671,640
Mount Vernon GO, Jefferson County, AGMC Insured, 3.00%,
12/15/17	1,430,000	1,485,455
12/15/18	1,475,000	1,515,976
Regional Transportation Authority Revenue, Series A, NATL RE Insured, 5.00%, 7/01/21	5,410,000	5,863,791
Southwestern Development Authority Revenue, Local Government Program, Edwardsville Community Unit School District
No. 7 Project, Refunding, AGMC Insured, 5.25%, 12/01/20	4,475,000	4,928,138
		90,596,369
Indiana 0.8%
Indiana Health Facilities Financing Authority Revenue, Ascension Health, Mandatory Put 8/01/17, Series A-5, 2.00%,
11/01/27	3,500,000	3,590,895

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Indianapolis Thermal Energy System Revenue, first lien, Refunding, Series B, AGMC Insured, 4.00%, 10/01/14	4,640,000	4,695,726
Lafayette Sewage Works Revenue, Refunding, 3.00%, 1/01/15	1,000,000	1,015,210
		9,301,831
Kansas 0.4%
Kansas City SFMR, Muni Multiplier, Series A, FHLMC Insured, ETM, 12/01/14	3,000,000	2,996,760
Kansas State Department of Transportation Highway Revenue, Refunding, Series A-3, 0.36%, 9/01/15	1,500,000	1,498,275
		4,495,035
Kentucky 0.6%
Louisville/Jefferson County Metro Government PCR, Louisville Gas and Electric Co. Project, Mandatory Put 8/01/19, 2.20%,
2/01/35	7,000,000	7,001,260

Louisiana 0.5%
England District Sub-District No. 1 Revenue, Economic Development Project, Refunding,
4.00%, 8/15/15	2,780,000	2,893,591
5.00%, 8/15/16	2,505,000	2,733,656
Louisiana Local Government Environmental Facilities and CDA Revenue, Shreveport Utility System Project, NATL Insured,
4.00%, 12/01/14	500,000	505,805
		6,133,052
Maryland 2.1%
[a]Howard County Housing Commission Revenue, Columbia Landing Project, Mandatory Put 7/01/18, Series A, Weekly FRN,
1.31%, 7/01/34	6,000,000	6,010,440
Maryland State Department of Transportation Consolidated Transportation Revenue, Refunding, 5.00%, 5/01/19	7,500,000	8,842,650
Maryland State GO, Refunding, First Series B, 4.50%, 8/01/19	8,000,000	9,325,280
		24,178,370
Massachusetts 0.1%
Massachusetts State Health and Educational Facilities Authority Revenue, Cape Cod Healthcare Obligated Group, Series D,
Assured Guaranty, 4.00%, 11/15/15	1,000,000	1,034,630

Michigan 3.4%
Detroit GO, Distribution State Aid, 5.00%, 11/01/16	6,120,000	6,500,419
Garden City GO, Refunding, AGMC Insured, 4.00%,
4/01/15	1,215,000	1,238,680
4/01/16	1,415,000	1,464,667
Jackson GO, Downtown Development, AGMC Insured, zero cpn., 6/01/16	1,370,000	1,338,531
Michigan State Building Authority Revenue, Facilities Program, Refunding, Series I-A, 5.00%, 10/15/17	1,500,000	1,705,455
Michigan State Finance Authority Revenue,
Refunding, Unemployment Obligation Assessment, Series B, 5.00%, 7/01/20	10,000,000	11,752,200
School District of the City of Detroit, Refunding, 4.00%, 6/01/14	550,000	550,000
School District of the City of Detroit, Refunding, 5.00%, 6/01/14	1,250,000	1,250,000
School District of the City of Detroit, Refunding, 5.00%, 6/01/15	1,700,000	1,767,099
School District of the City of Detroit, Refunding, 5.00%, 6/01/16	1,600,000	1,699,408
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group, Refunding, Series W,
5.25%, 8/01/17	7,000,000	7,917,910
Western Townships Utilities Authority Revenue, Sewage Disposal System, Refunding, 3.00%,
1/01/15	1,000,000	1,015,030
1/01/17	1,000,000	1,044,980
		39,244,379
Minnesota 1.6%
Hennepin County GO, Refunding, Series B, 5.00%, 12/01/18	3,315,000	3,875,301
Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue, Refunding, Series B, NATL RE, FGIC Insured,
5.00%, 1/01/23	5,925,000	6,541,911
Minnesota Agricultural and Economic Development Board Revenue, Health Care Facilities, Essentia Health Obligated
Group, Series C-1, Assured Guaranty, 5.00%, 2/15/15	1,335,000	1,373,128
Northern Municipal Power Agency Electric System Revenue, Refunding, Series A, Assured Guaranty, 5.00%, 1/01/15	5,000,000	5,132,550
Otsego GO, Water and Sewer, Refunding, Series C, AGMC Insured, 2.00%, 12/01/16	2,000,000	2,056,580
		18,979,470
Mississippi 0.1%
Jackson Water and Sewer System Revenue, Refunding, AGMC Insured, 4.00%, 9/01/14	580,000	585,005

Nevada 2.1%
Clark County School District GO, Building, Series C, 5.00%, 6/15/23	9,920,000	11,091,354

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Nevada State GO,
Capital Improvement and Cultural Affairs, Series C, 5.00%, 6/01/20	7,115,000	8,138,777
Nevada Municipal Bond Bank Project Nos. R-9A, R-9B, R-9C, R-10, R-11 and R12, Series F, AGMC Insured, 5.00%,
12/01/20	4,260,000	4,456,343
		23,686,474
New Hampshire 0.3%
New Hampshire State GO, Refunding, Series A, 5.00%, 7/01/18	2,610,000	3,034,934

New Jersey 5.7%
Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue, Waste Management Inc. Project,
Mandatory Put 12/01/17, Refunding, Series A, 2.125%, 12/01/29	3,000,000	3,120,780
New Jersey EDA Revenue,
Cigarette Tax, Refunding, 5.00%, 6/15/14	4,810,000	4,817,648
Cigarette Tax, Refunding, 5.00%, 6/15/15	3,160,000	3,303,970
School Facilities Construction, Refunding, Series DD-1, 5.00%, 12/15/16	10,000,000	11,108,700
[a] School Facilities Construction, Series H, Weekly FRN, 0.96%, 2/01/17	3,000,000	3,026,970
School Facilities Construction, Series N-1, NATL Insured, Pre-Refunded, 5.00%, 9/01/18	6,600,000	6,992,634
New Jersey Environmental Infrastructure Trust Revenue,
Environmental-2012, Series A, Pre-Refunded, 5.00%, 9/01/22	15,000	16,545
Environmental-2013, Series A, 5.00%, 9/01/22	3,105,000	3,398,485
New Jersey State GO, Refunding,
Series N, AMBAC Insured, 5.50%, 7/15/14	3,000,000	3,019,350
Series Q, 5.00%, 8/15/18	15,885,000	18,383,710
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Refunding, Series A, AMBAC
Insured, 5.50%, 12/15/14	5,000,000	5,140,450
Ocean County GO, Refunding, 5.00%, 8/01/19	1,125,000	1,316,070
Rutgers State University GO, The State University of New Jersey, Refunding, Series J, 5.00%, 5/01/17	1,000,000	1,124,500
South Brunswick Township GO, Refunding, 1.75%, 7/01/14	1,000,000	1,001,270
		65,771,082
New Mexico 1.9%
New Mexico Educational Assistance Foundation Revenue, Education Loan, Series A-1, 4.00%,
12/01/14	2,000,000	2,035,020
12/01/15	4,000,000	4,208,840
New Mexico State Severance Tax Revenue, Series A, 4.00%, 7/01/20	11,640,000	12,898,051
Taos County Gross Receipts Tax Revenue, County Education Improvement, Build America Mutual Assurance,
3.00%, 4/01/16	1,000,000	1,029,630
3.00%, 4/01/17	750,000	775,508
3.50%, 4/01/19	1,000,000	1,036,860
		21,983,909
New York 10.8%
Beekmantown CSD, GO, Refunding, AGMC Insured,
3.00%, 6/15/14	1,000,000	1,000,890
4.00%, 6/15/15	1,245,000	1,292,360
2.00%, 6/15/16	1,075,000	1,091,329
East Meadow Union Free School District GO, Nassau County, Refunding,
3.00%, 8/15/15	1,000,000	1,033,590
4.00%, 8/15/16	1,000,000	1,077,750
4.00%, 8/15/17	1,000,000	1,101,810
Freeport GO, Public Improvement, Refunding, Series A, 5.00%, 1/15/19	1,920,000	2,213,818
[a]MTA Dedicated Tax Fund Revenue, Mandatory Put 11/04/14, Refunding, Sub Series B-3A, Weekly FRN, 0.29%, 11/01/28	8,900,000	8,900,089
MTA Service Contract Revenue, Transportation Facilities, Series O, ETM, 5.50%, 7/01/17	9,220,000	10,370,287
New York City GO, Refunding, Series G,
5.25%, 8/01/16	9,010,000	9,954,338
5.00%, 8/01/20	7,000,000	8,340,570
New York State Dormitory Authority Revenues,
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series 1, 5.00%, 1/15/19	4,000,000	4,513,200
Non-State Supported Debt, Rochester General Hospital, Radian Insured, ETM, 5.00%, 12/01/15	100,000	106,865
Non-State Supported Debt, School District Financing Program, Series A, AGMC Insured, 5.00%, 10/01/15	1,000,000	1,062,380
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty, 3.75%, 10/01/14	1,380,000	1,395,580
Non-State Supported Debt, School Districts Financing Program, Series F, 4.00%, 10/01/14	3,300,000	3,340,722
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/15	995,000	1,028,541
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, ETM, 5.00%, 2/15/15	5,000	5,169

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
New York State Dormitory Authority State Personal Income Tax Revenue,
Education, Series C, 5.00%, 12/15/18	6,165,000	6,876,626
General Purpose, Refunding, Series A, 5.00%, 12/15/19	6,095,000	7,258,779
New York State Environmental Facilities Corp. Special Obligation Revenue, Riverbank State Park, Refunding, CIFG Insured,
5.00%, 4/01/16	200,000	217,056
New York State GO, Series A, 5.00%, 3/01/18	1,130,000	1,256,481
New York State Urban Development Corp. Revenue, Refunding, Series D, 5.00%, 1/01/15	4,000,000	4,111,920
New York Thruway Authority General Junior Indebtedness Obligations Revenue, Series A, 5.00%, 5/01/19	15,000,000	17,513,850
Patchogue-Medford Union Free School District GO, Refunding, Series B,
2.00%, 7/01/14	1,000,000	1,001,410
3.00%, 7/01/16	1,000,000	1,041,180
Poughkeepsie Town GO, Public Improvement, Refunding, AGMC Insured, 5.00%, 4/15/15	250,000	260,330
Rochester GO, Refunding,
Series IV, 2.00%, 10/15/15	1,850,000	1,894,567
Series V, 2.00%, 2/15/15	1,535,000	1,554,571
Sales Tax Asset Receivable Corp. Revenue,
Refunding, Series A, NATL Insured, 5.25%, 10/15/18	3,285,000	3,346,035
Series A, NATL Insured, 5.25%, 10/15/19	785,000	799,554
St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project, Series A, 5.00%, 10/01/16	9,910,000	10,905,460
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project, Refunding, 5.00%,
7/01/16	1,250,000	1,362,425
7/01/17	3,000,000	3,359,550
Tobacco Settlement Financing Corp. Revenue, Asset-Backed, State Contingency Contract Secured, Refunding, Series B,
5.00%, 6/01/20	4,000,000	4,183,560
		124,772,642
North Carolina 0.9%
Charlotte COP, Transit Projects, Phase III, Series B, 3.00%, 6/01/22	7,500,000	7,741,050
North Carolina Eastern Municipal Power Agency Power System Revenue, Refunding, Series A, Assured Guaranty, 5.25%,
1/01/19	2,350,000	2,685,604
		10,426,654
Ohio 3.4%
Akron COP, District Energy Project, 2.75%, 12/01/16	1,440,000	1,497,874
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/19	7,870,000	8,919,307
Series C, Assured Guaranty, 5.00%, 1/01/16	5,140,000	5,487,258
Cleveland Public Power System Revenue, Refunding, Series A-1, NATL RE, FGIC Insured, 5.00%, 11/15/20	5,000,000	5,358,950
Hamilton GO, Various Purpose, Street Improvement and Building, Refunding, 2.00%,
11/01/14	1,455,000	1,462,042
11/01/15	1,465,000	1,486,257
Ohio State Department of Administrative Services COP, Administrative Knowledge System Project, Series A, NATL Insured,
5.25%, 9/01/15	6,205,000	6,438,060
Ohio State Higher Educational Facilities Commission Revenue, Case Western Reserve University Project, 4.00%, 12/01/17	2,225,000	2,461,562
South-Western City School District of Ohio Franklin and Pickaway Counties GO, School Facilities Construction and
Improvement, 3.00%,
12/01/15	1,210,000	1,259,138
12/01/16	1,265,000	1,334,487
Toledo GO,
Capital Improvement, Refunding, Assured Guaranty, 3.25%, 12/01/14	945,000	957,937
Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/14	1,210,000	1,225,077
Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/15	1,185,000	1,228,430
		39,116,379
Oklahoma 0.9%
[b]Cleveland County Educational Facilities Authority Educational Facilities Lease Revenue, Norman Public Schools Project,
5.00%, 7/01/17	1,520,000	1,707,583
Oklahoma County ISD No. 89 GO, 2.00%, 7/01/16	4,195,000	4,341,532
Tulsa County Industrial Authority Educational Facilities Lease Revenue, Broken Arrow Public Schools Project, 4.00%,
9/01/15	4,000,000	4,183,280
		10,232,395
Pennsylvania 5.4%
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue, PPL Energy Supply LLC Project,
Mandatory Put 9/01/15, Refunding, Series A, 3.00%, 12/01/38	10,000,000	10,211,100
Pennsylvania State Higher Educational Facilities Authority Revenue, Philadelphia University, Series A, Pre-Refunded,
5.125%, 6/01/25	3,000,000	3,000,000

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Philadelphia Gas Works Revenue, 1998 General Ordinance, Refunding, Tenth Series, AGMC Insured,
3.50%, 7/01/16	6,190,000	6,480,868
4.00%, 7/01/17	4,795,000	5,138,898
Philadelphia GO, Refunding, Series A, AGMC Insured, 5.25%, 8/01/17	10,000,000	11,317,900
Philadelphia School District GO, Refunding, Series C, 5.00%,
9/01/14	1,000,000	1,011,120
9/01/15	1,500,000	1,584,405
9/01/16	2,630,000	2,852,787
9/01/17	2,750,000	3,058,000
Pittsburgh School District GO, Refunding, Series A, 4.00%, 9/01/17	4,250,000	4,634,285
Reading School District GO, Refunding, Series A, 5.00%,
4/01/17	4,500,000	4,868,865
4/01/18	4,035,000	4,414,532
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Refunding, Series A, Assured
Guaranty,
5.00%, 7/01/14	1,250,000	1,253,025
4.00%, 7/01/15	1,235,000	1,258,477
5.00%, 7/01/16	1,325,000	1,407,892
		62,492,154
Rhode Island 0.6%
Rhode Island State and Providence Plantations GO, Consolidated Capital Development Loan, Refunding, Series A, 5.00%,
8/01/18	6,290,000	7,284,323

South Carolina 0.6%
Piedmont Municipal Power Agency Electric Revenue, Refunding, Series A-2, 5.00%, 1/01/15	4,000,000	4,103,680
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase, School District of Pickens
County Project, AGMC Insured, 5.00%, 12/01/14	3,000,000	3,069,660
		7,173,340
Tennessee 1.6%
Memphis Electric System Revenue, Subordinate, Refunding, 5.00%, 12/01/15	8,000,000	8,570,400
Sevier County PBA Revenue, Local Government Public Improvement, Series VII-D-1, 5.00%, 6/01/15	9,000,000	9,380,880
		17,951,280
Texas 4.4%
Austin Water and Wastewater System Revenue, Refunding, Series A,
4.00%, 11/15/15	1,700,000	1,793,058
4.00%, 11/15/16	600,000	650,250
5.00%, 11/15/17	500,000	569,975
Brock ISD, GO, Capital Appreciation, PSF Guarantee, zero cpn., 8/15/16	460,000	455,777
Crandall ISD, GO, Refunding, Series A, PSF Guarantee, zero cpn., 8/15/15	1,000,000	991,670
Dallas Area Rapid Transit Sales Tax Revenue, senior lien, Refunding, AGMC Insured, 4.50%, 12/01/24	6,720,000	7,266,201
Dallas/Fort Worth International Airport Revenue, Joint, Refunding,
Series A, 5.00%, 11/01/14	3,235,000	3,298,212
Series D, 5.00%, 11/01/17	2,000,000	2,274,620
Tarrant County Cultural Education Facilities Finance Corp. Revenue, CHRISTUS Health, Refunding, Series A, Assured
Guaranty, 5.75%, 7/01/18	1,585,000	1,735,718
Texas State A&M University Permanent University Fund Revenue, Refunding, 5.00%, 7/01/19	5,845,000	6,925,857
Texas State PFAR, Southern University Financing System, Refunding, Build America Mutual Assurance,
4.00%, 11/01/14	2,500,000	2,534,800
4.00%, 11/01/15	3,160,000	3,298,566
5.00%, 11/01/16	2,000,000	2,172,880
Texas State Transportation Commission Revenue,
first tier, Series A, 5.00%, 4/01/19	5,000,000	5,906,050
State Highway Fund, first tier, Series A, Pre-Refunded, 5.00%, 4/01/20	4,195,000	4,560,007
Wylie ISD, GO, Collin County, Capital Appreciation Bonds, Refunding, PSF Guarantee, zero cpn.,
8/15/16	2,535,000	2,506,228
8/15/17	3,775,000	3,670,508
		50,610,377
Utah 0.2%
Nebo School District GO, Utah County, Refunding, Series A, 2.00%,
7/01/16	1,200,000	1,219,008

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

7/01/17	1,000,000	1,012,170
		2,231,178
Virginia 0.1%
Virginia State HDA Commonwealth Mortgage Revenue, Sub Series C-5, 2.45%, 7/01/19	1,400,000	1,480,234

Washington 2.0%
King County Housing Authority Revenue, Birch Creek Apartments Project, 4.40%, 5/01/18	2,290,000	2,421,217
Pierce County School District No. 010 Tacoma GO, Refunding, Series A, AGMC Insured, 5.00%,
12/01/19	5,575,000	5,964,692
12/01/20	5,475,000	5,856,827
Snohomish County Everett School District No. 2 GO, Refunding,
4.00%, 12/01/17	2,400,000	2,662,176
NATL RE, FGIC Insured, 5.00%, 12/01/14	250,000	255,958
Snohomish County School District No. 103 GO, Monroe, Refunding, 2.50%, 12/01/15	3,895,000	4,025,989
Washington State Health Care Facilities Authority Revenue, MultiCare Health System,
Series A, AGMC Insured, 4.00%, 8/15/14	310,000	312,396
Series B, AGMC Insured, 4.00%, 8/15/14	600,000	604,638
Series B, AGMC Insured, 4.00%, 8/15/15	625,000	653,306
		22,757,199
Wyoming 1.8%
Sweetwater County 2013 Specific Purpose Tax Joint Powers Board Revenue,
5.00%, 12/15/17	5,370,000	5,992,329
4.00%, 6/15/18	4,510,000	4,819,160
2.125%, 12/15/18	580,000	580,882
5.00%, 12/15/18	9,000,000	9,890,100
		21,282,471
U.S. Territories 0.4%
Puerto Rico 0.4%
Puerto Rico Commonwealth GO, Public Improvement, AGMC Insured, 5.50%, 7/01/15	5,000,000	5,158,000

Total Municipal Bonds before Short Term Investments (Cost $956,536,503)		976,368,348
Short Term Investments 14.4%
Municipal Bonds 14.4%
Connecticut 0.4%
[c]Connecticut State GO, Variable, Economic Recovery Notes, Refunding, Series A-1, Daily VRDN and Put, 0.34%, 7/01/16	5,000,000	5,000,000
Florida 1.0%
[c]Gainesville City Utilities System Revenue, Refunding, Series B, Daily VRDN and Put, 0.07%, 10/01/42	8,000,000	8,000,000
[c]Sarasota County Public Hospital District Revenue, Sarasota Memorial Hospital Project, Refunding, Series B, Daily VRDN
and Put, 0.07%, 7/01/37	3,200,000	3,200,000
		11,200,000
Georgia 2.8%
[c]Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle Project, Refunding, First Series, Daily VRDN
and Put, 0.05%, 7/01/49	31,700,000	31,700,000
Kentucky 1.5%
[c]Kentucky Economic Development Finance Authority Hospital Revenue, Baptist Healthcare System Obligated Group,
Refunding,
Series B-1, Daily VRDN and Put, 0.07%, 8/15/38	2,000,000	2,000,000
Series B-2, Daily VRDN and Put, 0.07%, 8/15/38	12,270,000	12,270,000
[c]Shelby County Lease Revenue, Series A, Daily VRDN and Put, 0.07%, 9/01/34	2,900,000	2,900,000
		17,170,000
Louisiana 0.8%
[c]East Baton Rouge Parish Sewer Commission Revenue, Series A, Monthly VRDN and Put, 0.906%, 2/01/46	9,000,000	9,004,590
Maryland 0.9%
[c]Maryland State Health and Higher Educational Facilities Authority Revenue, University of Maryland Medical System Issue,
Refunding, Series D, Daily VRDN and Put, 0.06%, 7/01/41	7,000,000	7,000,000
[c]Montgomery County GO, Consolidated Public Improvement, BAN, Refunding, Series A, Daily VRDN and Put, 0.05%,
6/01/26	3,800,000	3,800,000
		10,800,000

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Massachusetts 1.1%
[c]Massachusetts State Health and Educational Facilities Authority Revenue, Museum of Fine Arts, Series A-2, Daily VRDN
and Put, 0.07%, 12/01/37	13,100,000	13,100,000
Michigan 0.3%
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group, Refunding, Series D,
2.00%, 9/01/14	3,250,000	3,264,267
Minnesota 1.1%
[c]Minneapolis and St. Paul Housing and RDA Health Care System Revenue,
Allina Health System, Refunding, Series B-1, Daily VRDN and Put, 0.07%, 11/15/35	4,000,000	4,000,000
Health Care Facilities, Children's Hospitals and Clinics, Series B, AGMC Insured, Daily VRDN and Put, 0.07%, 8/15/25	9,000,000	9,000,000
		13,000,000
Missouri 0.6%
[c]Missouri State Health and Educational Facilities Authority Educational Facilities Revenue, St. Louis University, Daily VRDN
and Put, 0.06%, 7/01/32	6,290,000	6,290,000
New York 2.0%
Nassau County GO, Tax Anticipation Notes, Series A, 2.00%, 9/15/14	5,000,000	5,025,150
[c]New York City GO,
Fiscal 2008, Series L, Sub Series L-6, Daily VRDN and Put, 0.05%, 4/01/32	9,000,000	9,000,000
Series E, Sub Series E-2, Daily VRDN and Put, 0.07%, 8/01/34	9,000,000	9,000,000
		23,025,150
Pennsylvania 0.5%
[c]Pennsylvania State Turnpike Commission Turnpike Revenue, Series A, Weekly VRDN and Put, 1.21%, 12/01/19	5,000,000	5,119,950
Pittsburgh School District GO,
Refunding, Series A, 3.00%, 9/01/14	845,000	850,797
Series A, ETM, 3.00%, 9/01/14	315,000	317,205
		6,287,952
Tennessee 1.4%
[c]Blount County PBA Revenue, Local Government Public Improvement, Blount County, Refunding, Series E-3-B, Daily VRDN
and Put, 0.08%, 6/01/31	15,965,000	15,965,000

Total Short Term Investments (Cost $165,677,816)		165,806,959
Total Investments (Cost $1,122,214,319) 98.9%		1,142,175,307
Other Assets, less Liabilities 1.1%		12,478,372
Net Assets 100.0%		$1,154,653,679

a The coupon rate shown represents the rate at period end.
b Security purchased on a when-issued basis.
c Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BAN	-	Bond Anticipation Note
BHAC	-	Berkshire Hathaway Assurance Corp.
CDA	-	Community Development Authority/Agency
CIFG	-	CDC IXIS Financial Guaranty
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
EDC	-	Economic Development Corp.
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

FHLMC	-	Federal Home Loan Mortgage Corp.
FRN	-	Floating Rate Note
GO	-	General Obligation
HDA	-	Housing Development Authority/Agency
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
IDBR	-	Industrial Development Board Revenue
ISD	-	Independent School District
MTA	-	Metropolitan Transit Authority
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
PCR	-	Pollution Control Revenue
PFAR	-	Public Financing Authority Revenue
PSF	-	Permanent School Fund
RDA	-	Redevelopment Agency/Authority
SFMR	-	Single Family Mortgage Revenue
USD	-	Unified/Union School District

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited)

Franklin Florida Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.9%
Florida 87.6%
Alachua County Health Facilities Authority Health Facilities Revenue, Shands Healthcare Project, Refunding,
Series D-1, 6.50%, 12/01/19	$1,215,000	$1,403,507
Series D-1, 6.75%, 12/01/22	1,000,000	1,162,880
Series D-2, 6.75%, 12/01/30	5,000,000	5,621,350
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project, Series B, 7.00%, 4/01/39	2,000,000	2,291,920
Broward County Water and Sewer Utility Revenue, Series A, 5.25%, 10/01/34	2,200,000	2,458,918
Citizens Property Insurance Corp. Revenue,
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	5,000,000	5,747,800
Personal Lines Account/Commercial Lines Account, senior secured, Series A-1, 5.00%, 6/01/22	5,000,000	5,924,250
Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.25%, 8/15/23	6,800,000	6,800,204
City of Winter Park Water and Sewer Revenue, Refunding and Improvement, 5.00%, 12/01/34	2,000,000	2,209,660
Clearwater City Water and Sewer Revenue, Series A, 5.25%, 12/01/39	2,000,000	2,129,260
Collier County Educational Facilities Authority Revenue, Hodges University Inc. Project, 5.625%, 11/01/28	2,860,000	3,003,658
Collier County IDA Health Care Facilities Revenue, NCH Healthcare System Project, 6.25%, 10/01/39	5,000,000	5,717,150
Crossing at Fleming Island CDD Special Assessment, Refunding, Series B, NATL Insured, 5.80%, 5/01/16	2,185,000	2,185,546
Duval County School Board COP, Master Lease Program, Series A, Assured Guaranty, 5.25%, 7/01/35	10,000,000	10,668,000
Escambia County Health Facilities Authority Health Facility Revenue, Baptist Hospital Inc. Project,
Refunding, Series A, 5.75%, 8/15/29	7,195,000	8,218,561
Series A, 6.00%, 8/15/36	11,000,000	12,605,230
Escambia County HFA Dormitory Revenue, University of West Florida Foundation Inc. Project, Refunding, NATL Insured,
5.00%, 6/01/31	6,580,000	6,595,726
Florida HFAR, Homeowner Mortgage, Series 1, NATL Insured, 5.625%, 7/01/17	670,000	671,112
Florida Higher Educational Facilities Financing Authority Revenue,
Bethune Cookman University, Refunding, 5.375%, 7/01/32	3,500,000	3,739,645
Nova Southeastern University, 6.375%, 4/01/31	2,750,000	3,283,225
Rollins College Project, 5.00%, 12/01/37	10,000,000	10,491,000
Florida State Board of Education Public Education GO, Capital Outlay,
Refunding, Series D, 6.00%, 6/01/23	15,000,000	19,641,450
Series A, 5.50%, 6/01/38	10,000,000	11,337,900
Series H, 5.00%, 6/01/40	7,295,000	8,060,173
Florida State GO, Department of Transportation, Right of Way, Refunding, Series B, 5.00%, 7/01/26	10,000,000	11,761,600
Florida State Governmental Utility Authority Utility Revenue, Lehigh Utility System, Refunding, 5.25%, 10/01/40	5,000,000	5,366,900
Florida State Higher Education Facilities Financial Authority Revenue, University of Tampa Project, Refunding, Series A,
5.25%, 4/01/42	2,000,000	2,080,480
Florida State Mid-Bay Bridge Authority Revenue,
Exchangeable, Series D, ETM, 6.10%, 10/01/22	3,545,000	4,470,422
Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/25	9,845,000	6,297,846
Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/26	2,500,000	1,514,775
Series A, ETM, 6.875%, 10/01/22	6,000,000	7,705,680
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41	3,750,000	4,017,788
Florida State Municipal Power Agency Revenue,
All-Requirements Power Supply Project, Series A, 5.00%, 10/01/31	6,000,000	6,500,820
All-Requirements Power Supply Project, Series A, 6.25%, 10/01/31	2,000,000	2,350,960
Stanton Project, Refunding, 5.50%, 10/01/19	1,000,000	1,201,120
Florida State Turnpike Authority Turnpike Revenue, Department of Transportation, Refunding, Series A, 5.00%, 7/01/35	5,000,000	5,523,800
Fort Lauderdale Water and Sewer Revenue,
5.00%, 9/01/35	24,090,000	26,586,447
NATL Insured, 5.00%, 9/01/31	6,315,000	6,765,512
Fort Pierce Capital Improvement Revenue, Refunding, Series A, Assured Guaranty, 6.00%, 9/01/32	1,500,000	1,711,275
Fort Pierce Utilities Authority Revenue,
AMBAC Insured, 5.00%, 10/01/27	7,000,000	7,013,230
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/20	3,090,000	2,632,433
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/21	2,585,000	2,107,137
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/22	3,090,000	2,401,703
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/23	3,060,000	2,255,128
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/24	2,560,000	1,792,819
Greater Orlando Aviation Authority Orlando Airport Facilities Revenue,
Refunding, Series C, 5.00%, 10/01/39	4,250,000	4,491,442
Series A, 5.00%, 10/01/39	5,000,000	5,331,350

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Halifax Hospital Medical Center Hospital Revenue,
Refunding and Improvement, Series A, 5.00%, 6/01/38	11,395,000	11,431,122
Series B-1, AGMC Insured, 5.50%, 6/01/38	10,000,000	10,488,100
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/35	10,000,000	10,146,300
Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding, GNMA Secured, 5.30%, 12/20/18	695,000	695,466
Hillsborough County Assessment Revenue, Capacity Assessment Special, AGMC Insured, 5.125%, 3/01/20	1,000,000	1,003,260
Hillsborough County Aviation Authority Revenue, Series B, Assured Guaranty, 5.00%,
10/01/33	5,465,000	5,866,022
10/01/38	6,725,000	7,176,382
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,591,805
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, 5.00%, 10/01/30	2,000,000	2,219,520
Kissimmee Water and Sewer Revenue, AMBAC Insured, ETM, 6.00%, 10/01/15	2,650,000	2,659,991
Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30	5,000,000	5,100,900
Lakeland Electric and Water Revenue, Capital Appreciation, ETM, zero cpn., 10/01/14	5,770,000	5,764,403
Leesburg Hospital Revenue, Leesburg Regional Medical Center Project, 5.50%, 7/01/32	4,150,000	4,152,781
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, 5.50%, 11/15/42	2,100,000	2,245,278
Melbourne Water and Sewer Improvement Revenue, Capital Appreciation, FGIC Insured, ETM, zero cpn., 10/01/26	1,500,000	1,067,355
Melbourne Water and Sewer Revenue, Capital Appreciation, Refunding, Series B, NATL RE, FGIC Insured, zero cpn.,
10/01/22	1,785,000	1,344,855
10/01/26	4,500,000	2,732,085
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	7,000,000	7,019,320
Miami Parking System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	4,000,000	4,152,960
Miami Special Obligation Revenue,
Marlins Stadium Project, Series A, AGMC Insured, 5.25%, 7/01/35	5,000,000	5,298,000
Street and Sidewalk Improvement Program, 5.625%, 1/01/39	15,000,000	15,990,000
Miami-Dade County Aviation Revenue, Miami International Airport,
Hub of the Americas, Refunding, Series A, 5.50%, 10/01/36	5,000,000	5,587,250
Hub of the Americas, Refunding, Series A, XLCA Insured, 5.00%, 10/01/37	8,000,000	8,330,240
Refunding, Series A, 5.375%, 10/01/35	7,500,000	8,291,325
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	18,770,000	19,845,521
Miami-Dade County GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	5,000,000	5,539,800
Miami-Dade County Health Facilities Authority Hospital Revenue, Miami Children's Hospital, Refunding, Series A, 6.125%,
8/01/42	4,000,000	4,576,960
Miami-Dade County HFA, MFMR, Villa Esperanza Apartments Project,
5.25%, 10/01/19	310,000	310,195
5.40%, 10/01/33	1,485,000	1,485,223
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured, 5.00%, 6/01/35	10,000,000	10,193,000
Miami-Dade County School Board COP, Assured Guaranty, 5.375%, 2/01/34	5,000,000	5,390,600
Miami-Dade County School District GO, School Bonds, 5.00%, 3/15/43	2,465,000	2,685,864
Miami-Dade County Seaport Revenue, Series A, 6.00%, 10/01/38	10,000,000	11,670,500
Miami-Dade County Special Obligation Revenue, Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/35	5,000,000	5,011,800
Miami-Dade County Transit System Sales Surtax Revenue, 5.00%, 7/01/42	5,000,000	5,420,950
Miami-Dade County Water and Sewer System Revenue,
AGMC Insured, 5.00%, 10/01/39	10,000,000	10,651,200
Refunding, Series A, 5.00%, 10/01/42	10,000,000	10,775,000
North Sumter County Utility Dependent District Utility Revenue, 5.75%, 10/01/43	5,000,000	5,368,800
Okaloosa County Water and Sewer Revenue, Refunding, AGMC Insured, 5.00%, 7/01/36	8,000,000	8,476,880
Orange County Health Facilities Authority Hospital Revenue,
Orlando Health Inc., Series A, 5.00%, 10/01/42	10,000,000	10,312,800
Orlando Regional Healthcare System, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	5,000,000	5,287,300
Orlando Regional Healthcare System, Refunding, Series C, 5.25%, 10/01/35	4,000,000	4,286,800
Orlando Regional Healthcare System, Series B, 5.125%, 11/15/39	5,000,000	5,132,550
Orange County School Board COP, Series A, Assured Guaranty, 5.50%, 8/01/34	10,000,000	10,935,900
Orlando Tourist Development Tax Revenue, 6th Central Contact Payments, senior bond, Series A, Assured Guaranty,
5.25%, 11/01/38	16,740,000	16,962,977
Orlando-Orange County Expressway Authority Revenue,
Refunding, 5.00%, 7/01/35	8,330,000	9,185,074
senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18	225,000	268,477
Series A, 5.00%, 7/01/40	5,000,000	5,350,600
Series C, 5.00%, 7/01/35	4,000,000	4,325,680
Series C, 5.00%, 7/01/40	2,755,000	2,948,181
Palm Beach County Public Improvement Revenue, 5.00%, 5/01/33	1,000,000	1,068,640
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, 5.50%, 10/01/25	5,000,000	5,829,850
Palm Beach County Water and Sewer Revenue, 5.00%, 10/01/40	5,000,000	5,429,550
Panama City Beach Utility Revenue, Assured Guaranty, 5.00%, 6/01/39	3,000,000	3,159,480

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Port St. Lucie Utility System Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/32	5,000,000	2,169,400
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/33	5,000,000	2,064,600
Refunding, Assured Guaranty, 5.25%, 9/01/35	2,000,000	2,177,060
Refunding, Series A, NATL Insured, 5.00%, 9/01/30	10,000,000	10,640,500
Sarasota Special Obligation Revenue, Capital Appreciation, Refunding, AMBAC Insured, zero cpn., 11/01/15	2,180,000	2,148,085
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding, 5.00%, 5/01/36	7,000,000	7,248,150
South Florida Water Management District COP, AMBAC Insured, 5.00%, 10/01/31	12,050,000	13,056,054
South Lake County Hospital District Revenue, South Lake Hospital Inc., Refunding, 5.25%, 10/01/34	5,000,000	5,378,100
St. Johns County Water and Sewer Revenue, Capital Appreciation, AMBAC Insured, Pre-Refunded, zero cpn.,
6/01/22	4,000,000	2,697,400
6/01/23	4,255,000	2,708,052
6/01/24	1,500,000	900,645
6/01/25	2,130,000	1,209,009
St. Petersburg Public Utilities Revenue, Series A, 5.00%, 10/01/36	3,180,000	3,475,994
Sunrise Utilities System Revenue,
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	1,050,000	1,251,852
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,500,000	1,703,220
Tamarac Utility System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	1,585,000	1,661,032
Tampa Bay Water Regional Water Supply Authority Utility System Revenue, 5.00%,
10/01/34	8,000,000	8,957,360
10/01/38	14,340,000	16,022,942
10/01/38	10,000,000	11,294,600
Tampa Sports Authority Revenue, Guaranteed Package, Tampa Bay Arena Project, NATL Insured,
6.00%, 10/01/15	330,000	338,887
6.05%, 10/01/20	1,715,000	1,871,442
6.10%, 10/01/26	2,695,000	3,080,035
Tampa Water and Sewer Revenue, sub. lien, Series A, AMBAC Insured, ETM, 7.25%, 10/01/16	625,000	674,100
University of North Florida FICO Capital Improvement Revenue, Student Union Project, NATL RE, FGIC Insured, 5.00%,
11/01/32	5,150,000	5,309,083
[a]Village Center CDD Recreational Revenue, Series A, NATL Insured, 5.20%, 11/01/25	5,000,000	5,023,550
Volusia County Tourist Development Tax Revenue, FSA Insured, Pre-Refunded, 5.00%, 12/01/34	7,000,000	7,166,110
West Lake CDD Special Assessment, NATL Insured, 5.75%, 5/01/17	270,000	270,189
West Palm Beach CRDA Revenue, Northwood Pleasant Community Redevelopment Area, Series A, 5.00%, 3/01/35	1,000,000	1,011,060
		719,598,175
U.S. Territories 11.3%
Puerto Rico 10.1%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	2,100,000	1,675,863
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, 6.00%, 7/01/39	15,000,000	11,408,550
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue, Refunding, Series A, NATL
Insured, 5.00%, 7/01/38	255,000	231,147
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	19,800,000	11,821,392
Series XX, 5.25%, 7/01/40	12,250,000	7,350,123
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue,
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,900,000	5,567,358
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	5,000,000	3,032,300
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 6.00%, 8/01/42	8,000,000	6,847,680
first subordinate, Series A-1, 5.25%, 8/01/43	22,225,000	17,034,351
first subordinate, Series C, 5.50%, 8/01/40	15,000,000	12,073,050
Refunding, Senior Series C, 5.00%, 8/01/46	6,250,000	5,363,313
		82,405,127
U.S. Virgin Islands 1.2%
Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	10,000,000	10,024,800

Total U.S. Territories		92,429,927
Total Municipal Bonds (Cost $782,615,236) 98.9%		812,028,102
Other Assets, less Liabilities 1.1%		9,313,518
Net Assets 100.0%		$821,341,620

Franklin Tax-Free Trust
Statement of Investments, May 31, 2014 (unaudited) (continued)

aThe Internal Revenue Service is examining the bond and has proposed that the income generated by the bond is taxable. The issuer of the bond is seeking relief under IRS procedures.
Until the matter is finalized, the Fund will continue to recognize interest income earned on the bond as tax-exempt. The Trust’s management believes that the final outcome of this matter will not have a material adverse impact to the Fund and/or its shareholders.

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
CDD	-	Community Development District
COP	-	Certificate of Participation
CRDA	-	Community Redevelopment Authority/Agency
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
FSA	-	Financial Security Assurance Inc.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
HFAR	-	Housing Finance Authority Revenue
IDA	-	Industrial Development Authority/Agency
MFMR	-	Multi-Family Mortgage Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PCR	-	Pollution Control Revenue
PFAR	-	Public Financing Authority Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited)

Franklin Georgia Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.8%
Georgia 93.3%
Athens-Clarke County Unified Government Water and Sewerage Revenue,
5.625%, 1/01/33	$10,000,000	$11,333,600
5.50%, 1/01/38	5,000,000	5,562,200
Atlanta Airport General Revenue,
Refunding, Series C, 6.00%, 1/01/30	6,000,000	7,197,360
Series A, 5.00%, 1/01/40	9,000,000	9,574,920
Atlanta Airport Passenger Facility Charge Revenue,
General, sub. lien, Series C, AGMC Insured, Pre-Refunded, 5.00%, 1/01/33	5,000,000	5,018,150
General, sub. lien, Series J, AGMC Insured, Pre-Refunded, 5.00%, 1/01/34	5,000,000	5,138,450
sub. lien, Refunding, Series A, 5.00%, 1/01/33	4,005,000	4,486,601
sub. lien, Refunding, Series A, 5.00%, 1/01/34	3,250,000	3,601,780
Atlanta Development Authority Educational Facilities Revenue, Science Park LLC Project, 5.00%, 7/01/32	3,000,000	3,179,460
Atlanta Development Authority Revenue, Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26	2,555,000	2,832,320
Atlanta Development Authority Student Housing Facilities Revenue, Piedmont/Ellis LLC University Commons Project,
Refunding, 5.00%, 9/01/32	5,000,000	5,570,850
Atlanta GO, Refunding, Assured Guaranty, 5.25%, 12/01/23	2,000,000	2,363,860
Atlanta Public Safety and Judicial Facilities Authority Revenue, Public Safety Facility Project, AGMC Insured, 5.00%,
12/01/26	1,140,000	1,241,620
Atlanta Tax Allocation, Atlantic State Project, Refunding, Assured Guaranty, 5.00%, 12/01/23	1,000,000	1,089,390
Atlanta Water and Wastewater Revenue,
Refunding, Series A, 6.00%, 11/01/28	5,055,000	6,063,523
Series A, AGMC Insured, 5.50%, 11/01/27	5,000,000	6,085,550
Series A, NATL Insured, 5.00%, 11/01/33	2,245,000	2,250,657
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center,
5.25%, 12/01/22	2,500,000	2,141,150
5.375%, 12/01/28	2,000,000	1,636,480
Bartow-Catersville Joint Development Authority Revenue, GHC Student Center LLC Project, AGMC Insured, 5.00%, 6/15/36	4,155,000	4,537,717
Bibb County Development Authority Revenue, Macon State College Foundation Real Estate II LLC Project, AGMC Insured,
5.00%, 7/01/40	5,000,000	5,410,100
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue, MGC Real Estate Foundation II
LLC Project, 5.00%, 7/01/33	3,500,000	3,678,675
Brunswick and Glynn County Joint Water and Sewer Commission Revenue, Refunding, Series C, AGMC Insured, 5.00%,
6/01/33	2,045,000	2,218,702
Bulloch County Development Authority Lease Revenue, Georgia Southern University Student Housing and Athletic Facilities
Project, XLCA Insured, Pre-Refunded, 5.00%, 8/01/27	5,000,000	5,038,350
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing Foundation Five
LLC Project, AGMC Insured, 5.00%, 7/01/36	2,055,000	2,217,242
Burke County Development Authority PCR, Oglethorpe Power Corp. Vogtle Project,
Series B, 5.50%, 1/01/33	5,000,000	5,319,300
Series E, 7.00%, 1/01/23	5,000,000	5,770,350
Carroll City-County Hospital Authority Revenue, Anticipation Certificates, Tanner Medical Center Inc. Project,
5.00%, 7/01/40	5,000,000	5,261,650
Assured Guaranty, 5.00%, 7/01/38	5,000,000	5,220,550
Cherokee County Water and Sewerage Authority Revenue,
AGMC Insured, 5.00%, 8/01/35	3,000,000	3,259,710
NATL Insured, 6.90%, 8/01/18	10,000	10,045
Clarke County Hospital Authority Revenue, Athens Regional Medical Center Project, Refunding, 5.00%, 1/01/32	2,000,000	2,191,080
Clayton County Development Authority Revenue,
Refunding, Series A, NATL Insured, 5.00%, 8/01/23	2,310,000	2,420,233
Tuff Archives LLC-Secretary of State of Georgia Project, Refunding, 5.00%, 7/01/33	5,000,000	5,556,900
Clayton County Development Authority Student Housing Revenue, CSU Foundation Real Estate II LLC Project, AGMC
Insured, 5.00%, 7/01/36	3,000,000	3,225,270
Clayton County Hospital Authority Revenue, Anticipation Certificates, Southern Regional Medical Center Project, Refunding,
Series A,
5.00%, 8/01/30	2,000,000	2,140,780
5.25%, 8/01/35	1,000,000	1,082,320
Clayton County Urban Redevelopment Agency Revenue, Clayton County Project, Refunding, 5.00%, 2/01/28	1,285,000	1,466,236
Cobb County Development Authority Student Recreation and Activities Center Revenue, KSU SRAC Real Estate Foundation
LLC Project, 5.00%,
7/15/35	2,500,000	2,729,575

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
7/15/38	2,500,000	2,695,000
Cobb County Development Authority University Facilities Revenue, Kennesaw State University Foundations Project,
Series D, NATL Insured, 5.00%, 7/15/29	5,000,000	5,004,300
Columbia County Water and Sewerage Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 6/01/24	1,010,000	1,010,000
Refunding, AGMC Insured, 5.00%, 6/01/24	120,000	120,000
Columbus Water and Sewerage Revenue,
5.00%, 5/01/33	1,030,000	1,183,501
AGMC Insured, Pre-Refunded, 5.00%, 5/01/29	2,500,000	2,724,925
Coweta County Development Authority Revenue, Piedmont Healthcare Inc. Project, 5.00%, 6/15/40	5,000,000	5,287,450
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty,
5.25%, 9/01/30	1,750,000	1,952,178
5.50%, 9/01/37	5,000,000	5,595,650
Decatur County School Building Authority Revenue, High School Project, AGMC Insured, 5.00%, 10/01/32	1,500,000	1,587,375
Decatur Urban Redevelopment Agency Revenue, City of Decatur Projects, Series A, 5.00%, 1/01/38	6,195,000	6,868,397
DeKalb County Public Safety and Judicial Facilities Authority Revenue, Public Safety and Judicial Facility Project, 5.00%,
12/01/29	2,000,000	2,037,140
DeKalb County Water and Sewerage Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 10/01/35	4,000,000	4,609,320
Second Resolution, Series A, 5.25%, 10/01/41	11,425,000	12,745,501
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue,
GGC Student Center LLC Project, 5.50%, 7/01/34	3,000,000	3,169,470
GGCF Athletic Fields LLC Project, Series A, AGMC Insured, 5.00%, 7/01/39	5,000,000	5,399,300
DeKalb Private Hospital Authority Revenue, Anticipation Certificates, Children's Healthcare of Atlanta Inc. Project,
Refunding, 5.25%, 11/15/39	5,000,000	5,529,650
Douglasville-Douglas County Water and Sewer Authority Revenue, NATL Insured,
5.00%, 6/01/32	2,225,000	2,389,027
Pre-Refunded, 5.00%, 6/01/29	3,410,000	3,650,473
Fairburn GO, AGMC Insured, 5.75%, 12/01/31	2,000,000	2,343,140
Fayette County School District GO, AGMC Insured, Pre-Refunded,
4.75%, 3/01/21	1,355,000	1,460,405
4.95%, 3/01/25	1,000,000	1,081,260
Forsyth County Water and Sewerage Authority Revenue, AGMC Insured, 5.00%, 4/01/32	5,000,000	5,456,000
Fulton County Development Authority Revenue,
AMC Campus Project I LLC Project, AGMC Insured, 5.00%, 6/15/37	3,075,000	3,394,493
Georgia Tech Facilities Inc. Project, Refunding, Series A, 5.00%, 6/01/34	4,000,000	4,295,360
Georgia Tech Facilities Inc. Project, Series A, 5.00%, 6/01/41	3,500,000	3,713,535
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/29	5,000,000	5,740,950
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/30	2,000,000	2,284,240
Morehouse College Project, Refunding, AMBAC Insured, 5.00%, 12/01/27	5,000,000	5,354,850
Piedmont Healthcare Inc. Project, Refunding, Series A, 5.25%, 6/15/37	5,000,000	5,376,450
Gainesville and Hall County Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare Project,
Series A, 5.375%, 2/15/40	5,000,000	5,273,900
Georgia Municipal Assn. Inc. COP, City Court Atlanta Project, AMBAC Insured, 5.25%, 12/01/26	2,000,000	2,002,000
Georgia School Boards Assn. Inc. COP, DeKalb County Public Schools Project,
AMBAC Insured, 5.00%, 12/01/27	4,285,000	4,610,017
NATL Insured, 5.00%, 12/01/25	2,600,000	2,744,846
Georgia State GO, Series B, 5.00%, 7/01/28	3,225,000	3,709,524
Georgia State HFAR, SFM,
Series A, 3.80%, 12/01/37	5,000,000	4,969,200
Series C, 5.00%, 12/01/27	1,000,000	1,026,110
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation I LLC Project,
6.00%, 6/15/34	5,000,000	5,718,550
Assured Guaranty, 5.625%, 6/15/38	3,000,000	3,360,960
Georgia State Municipal Electric Authority Power Revenue,
Series GG, 5.00%, 1/01/39	7,000,000	7,679,420
Series W, 6.60%, 1/01/18	530,000	593,695
Georgia State Municipal Electric Authority Revenue,
General Resolution Projects, sub. note, Refunding, Series D, 5.50%, 1/01/26	5,000,000	5,749,150
Project One, sub. bond, Series E, NATL Insured, 5.00%, 1/01/25	2,315,000	2,445,473
Georgia State Municipal Gas Authority Revenue, Gas Portfolio III, Refunding, Series S, 5.00%,
10/01/25	2,500,000	2,859,875
10/01/26	2,500,000	2,836,275
Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates, Southeast Georgia Health System Project,
Series A, 5.625%, 8/01/34	5,000,000	5,415,650

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Gwinnett County Development Authority COP, Gwinnett County Public Schools Project, Refunding, NATL Insured, 5.25%,
1/01/22	3,000,000	3,602,730
1/01/24	2,000,000	2,435,280
Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series D,
AGMC Insured, 5.50%, 7/01/37	4,000,000	4,353,400
Gwinnett County School District GO,
5.00%, 2/01/32	4,125,000	4,560,889
5.00%, 2/01/36	5,815,000	6,354,109
Pre-Refunded, 5.00%, 2/01/32	875,000	1,006,880
Habersham County Hospital Authority Revenue, Anticipation Certificates, XLCA Insured, 5.00%, 12/01/27	2,015,000	2,125,744
Habersham County School District GO, NATL Insured, Pre-Refunded, 5.00%, 4/01/28	2,750,000	2,986,638
Hogansville Combined Public Utility System Revenue, Refunding, AGMC Insured, 6.00%, 10/01/23	3,300,000	4,068,339
LaGrange-Troup County Hospital Authority Revenue, Series A, 5.50%, 7/01/38	4,000,000	4,377,560
Lincoln County School District GO, 5.50%, 4/01/37	2,200,000	2,440,042
Macon-Bibb County Hospital Authority Revenue, The Medical Center of Central Georgia Inc. Project, RAN, 5.00%, 8/01/35	5,000,000	5,382,700
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/27	5,000,000	5,995,600
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System Inc. Project,
Assured Guaranty, 6.375%, 8/01/29	4,000,000	4,613,520
Refunding, AGMC Insured, 5.00%, 8/01/41	5,000,000	5,270,300
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Third Indenture Series, Refunding, Series B, AGMC
Insured, 5.00%, 7/01/37	10,000,000	10,849,700
Newton County IDAR, Georgia Perimeter College Foundation Real Estate Newton LLC Academic Building Newton Campus
Project, Assured Guaranty, 5.00%, 6/01/24	3,150,000	3,294,554
Paulding County GO, Courthouse Government Complex Project, NATL RE, FGIC Insured, 5.00%, 2/01/32	4,000,000	4,332,880
Paulding County Hospital Authority Revenue, Anticipation Certificates, Series A, 5.00%, 4/01/42	3,500,000	3,804,045
Paulding County School District GO, 5.00%, 2/01/33	4,000,000	4,332,880
Peach County Development Authority Student Housing Facilities Revenue, Fort Valley State University Foundation Property
LLC Project, AMBAC Insured, 5.00%, 6/01/34	3,000,000	3,060,330
Private Colleges and Universities Authority Revenue, Emory University, Refunding,
Series A, 5.00%, 9/01/41	8,695,000	9,645,711
Series A, 5.00%, 10/01/43	5,000,000	5,613,250
Series B, 5.00%, 9/01/35	10,000,000	11,189,400
Richmond County Development Authority Educational Facilities Revenue, Augusta State University Jaguar Student Center
LLC Project, Series A, XLCA Insured, 5.00%, 7/01/29	1,000,000	1,030,970
Richmond County Development Authority Solid Waste Disposal Revenue, International Paper Co. Project, 5.80%, 12/01/20	1,500,000	1,502,220
Savannah EDA Revenue, Armstrong Center LLC Project, Series A, XLCA Insured, 5.00%, 12/01/30	1,500,000	1,542,555
Thomasville Hospital Authority Revenue, Anticipation Certificates, John D. Archbold Memorial Hospital Inc. Project,
5.25%, 11/01/35	1,000,000	1,069,430
5.375%, 11/01/40	5,000,000	5,370,450
Tift County Hospital Revenue, Anticipation Certificates, Refunding, 5.00%, 12/01/38	2,000,000	2,145,780
Upper Oconee Basin Water Authority Revenue, Refunding, NATL Insured, 5.00%, 7/01/26	1,000,000	1,042,770
Valdosta and Lowndes County Hospital Authority Revenue, Certificates, South Georgia Medical Center Project,
5.00%, 10/01/33	2,000,000	2,045,940
Series B, 5.00%, 10/01/41	3,000,000	3,258,120
Walton County Water and Sewer Authority Revenue,
Hard Labor Creek Project, AGMC Insured, 5.00%, 2/01/33	5,000,000	5,306,400
Oconee, Hard Creek Resources Project, AGMC Insured, 5.00%, 2/01/38	3,845,000	4,087,466
		474,275,273
U.S. Territories 4.5%
Puerto Rico 4.5%
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, 6.00%, 7/01/39	5,000,000	3,802,850
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	5,000,000	2,985,200
Series XX, 5.25%, 7/01/40	5,000,000	3,000,050
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.375%, 8/01/39	10,000,000	7,959,900
first subordinate, Series C, 5.50%, 8/01/40	5,000,000	4,024,350
Senior Series C, 5.25%, 8/01/40	1,430,000	1,280,522
		23,052,872
Total Municipal Bonds before Short Term Investments (Cost $472,998,051)		497,328,145

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Short Term Investments (Cost $4,000,000) 0.8%
Municipal Bonds 0.8%
Georgia 0.8%
[a]Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle Project, Refunding, First Series, Daily VRDN
and Put, 0.05%, 7/01/49	4,000,000	4,000,000
Total Investments (Cost $476,998,051) 98.6%		501,328,145
Other Assets, less Liabilities 1.4%		6,880,189
Net Assets 100.0%		$508,208,334

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
HFAR	-	Housing Finance Authority Revenue
IDAR	-	Industrial Development Authority Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PCR	-	Pollution Control Revenue
RAN	-	Revenue Anticipation Note
SFM	-	Single Family Mortgage
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 94.5%
Alabama 1.5%
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	$6,000,000	$6,840,480
Courtland IDB Environmental Improvement Revenue, International Paper Co. Projects, Refunding, Series B, 6.25%, 8/01/25	2,500,000	2,507,850
Cullman County Health Care Authority GO, Refunding, Series A, 7.00%, 2/01/36	7,500,000	8,135,250
Jefferson County Sewer Revenue, wts., sub. lien, Refunding,
Series E, zero cpn., 10/01/28	7,350,000	2,800,718
Series E, zero cpn., 10/01/29	13,465,000	4,684,204
Series E, zero cpn., 10/01/30	19,050,000	6,089,142
Series E, zero cpn., 10/01/31	24,845,000	7,307,163
Series E, zero cpn., 10/01/32	30,825,000	8,361,589
Series E, zero cpn., 10/01/33	35,700,000	8,920,359
Series E, zero cpn., 10/01/34	28,020,000	6,432,832
Series E, zero cpn., 10/01/35	15,000,000	3,166,800
Series E, zero cpn., 10/01/36	12,425,000	2,402,622
Series F, zero cpn. to 9/30/23, 7.50% thereafter, 10/01/39	75,000,000	44,122,500
Prattville IDB Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/01/33	5,500,000	6,778,145
Selma IDBR, Gulf Opportunity Zone,
International Paper Co. Project, Series A, 5.375%, 12/01/35	3,250,000	3,556,605
International Paper Co. Projects, Series A, 5.80%, 5/01/34	3,000,000	3,303,060
		125,409,319
Arizona 2.5%
Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	10,664,700
[a]Casa Grande IDA Hospital Revenue, Casa Grande Regional Medical Center, Series A, 7.25%, 12/01/32	14,500,000	14,441,420
Downtown Phoenix Hotel Corp. Revenue, Subordinate, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/36	10,000,000	10,109,700
Maricopa County IDA Health Facility Revenue, Catholic Healthcare West, Refunding, Series A, 5.50%, 7/01/26	7,500,000	7,523,550
Maricopa County PCC, PCR,
El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 4/01/40	20,000,000	22,731,000
Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	15,000,000	16,546,200
Navajo County PCC Revenue, Arizona Public Service Co. Cholla Project, Mandatory Put 6/01/16, Refunding, Series D,
5.75%, 6/01/34	10,750,000	11,694,172
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	20,000,000	20,904,000
senior lien, Series A, 5.00%, 7/01/38	15,000,000	15,888,150
Pima County IDAR, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	15,405,000	16,233,173
Pinal County Electrical District No. 3 Electric System Revenue, Refunding, 5.25%, 7/01/41	10,000,000	10,930,800
Salt Verde Financial Corp. Senior Gas Revenue,
5.25%, 12/01/25	6,000,000	7,079,940
5.50%, 12/01/29	11,105,000	13,099,458
University Medical Center Corp. Hospital Revenue, Tucson,
6.00%, 7/01/24	250,000	288,108
6.25%, 7/01/29	1,000,000	1,162,650
5.00%, 7/01/35	10,175,000	10,345,126
6.50%, 7/01/39	1,500,000	1,750,785
Yuma County IDA Water and Sewer Exempt Facility Revenue, Far West Water and Sewer Inc. Project, Refunding, Series A,
6.375%, 12/01/37	15,500,000	13,900,090
		205,293,022
California 18.0%
Alvord USD, GO, Election of 2007, Refunding, Series B, AGMC Insured, zero cpn., 8/01/41	30,750,000	7,999,305
Azusa Special Tax, CFD No. 2005-1, Improvement Area No. 1, 5.00%, 9/01/37	4,040,000	4,084,238
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F-1, 5.50%, 4/01/43	29,685,000	32,089,782
Beaumont Financing Authority Local Agency Revenue, Improvement Area No. 19C, Series A, 5.35%, 9/01/36	3,680,000	3,684,269
Beaumont PFAR, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23	3,345,000	3,737,369
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed, Alameda County Tobacco
Asset Securitization Corp., 5.875%, 6/01/35	3,700,000	3,700,111
California HFAR, Home Mortgage, Series K, 4.70%, 8/01/31	20,000,000	20,021,000
California Infrastructure and Economic Development Bank Revenue, North County Center for Self-Sufficiency Corp. Project,
AMBAC Insured, 5.00%,
12/01/30	10,300,000	11,527,245
12/01/35	5,000,000	5,456,550
California PCFA Water Facilities Revenue, American Water Capital Corp. Project, 5.25%, 8/01/40	6,000,000	6,365,160

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
California State GO, Various Purpose,
6.00%, 4/01/38	28,725,000	33,867,924
5.25%, 11/01/40	47,000,000	52,714,730
Refunding, 5.25%, 3/01/30	70,000,000	80,678,500
Refunding, 5.50%, 3/01/40	60,000,000	68,227,800
Refunding, 5.00%, 10/01/41	10,000,000	10,833,600
California State Health Facilities Financing Authority Revenue, Children's Hospital of Orange County, Series A, 6.50%,
11/01/24	5,000,000	6,147,850
11/01/38	8,000,000	9,488,960
California State Municipal Finance Authority Revenue, Harbor Regional Center Project, 8.50%, 11/01/39	5,000,000	5,934,500
California State Public Works Board Lease Revenue,
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, 6.00%, 11/01/29	7,365,000	8,876,298
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, 6.00%, 11/01/34	17,560,000	20,650,560
Various Capital Projects, Series A, 5.00%, 4/01/30	17,785,000	19,867,268
California Statewide CDA Revenue,
American Baptist Homes of the West, Refunding, 6.00%, 10/01/29	3,125,000	3,350,656
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,322,250
Monterey Institute International, 5.50%, 7/01/31	13,240,000	14,905,592
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	5,000,000	5,541,800
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	10,000,000	10,519,200
Sutter Health, Refunding, Series A, 5.00%, 11/15/43	25,000,000	25,457,000
Thomas Jefferson School of Law, Refunding, Series A, 7.25%, 10/01/38	11,730,000	7,067,090
California Statewide CDA Special Tax Revenue, CFD No. 2007-01, Orinda Wilder Project, Series A, 6.00%, 9/01/37	10,000,000	10,112,200
Centinela Valley UHSD, GO, County of Los Angeles, Election of 2010, Series B, AGMC Insured, zero cpn., 8/01/37	8,400,000	2,360,064
Chabot-Las Positas Community College District GO, Capital Appreciation, Series C, AMBAC Insured, zero cpn.,
8/01/33	15,000,000	5,793,750
8/01/34	10,000,000	3,664,300
Chino CFD Special Tax, No. 2003-3, Improvement Area 2, 5.00%, 9/01/36	2,215,000	2,137,032
Chula Vista CFD Special Tax, No. 13-I, Otay Ranch Village Seven, 5.35%, 9/01/36	1,765,000	1,637,196
Compton Community College District GO, Election of 2002, Series D, Build America Mutual Assurance, zero cpn.,
8/01/30	3,425,000	1,348,662
8/01/32	4,000,000	1,352,640
8/01/34	4,560,000	1,313,006
8/01/36	5,250,000	1,295,805
8/01/37	3,065,000	700,966
8/01/38	6,000,000	1,274,580
El Dorado County CFD No. 2001-1 Special Tax, Promontory Specific Plan, 6.30%, 9/01/31	3,500,000	3,509,240
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter, 1/15/31	7,295,000	4,895,164
Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/24, 5.40% thereafter, 1/15/30	10,000,000	6,707,000
junior lien, Refunding, Series C, 6.25%, 1/15/33	17,580,000	20,091,479
junior lien, Refunding, Series C, 6.50%, 1/15/43	28,790,000	32,975,778
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Enhanced, Asset-Backed, Refunding, Series A,
5.00%, 6/01/45	15,750,000	15,836,152
AMBAC Insured, 5.00%, 6/01/45	13,250,000	13,322,477
Livermore CFD Special Tax, No. 06-1, Shea Properties, 5.40%, 9/01/36	6,595,000	6,066,477
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	52,685,000	57,902,396
Los Angeles MFR, Refunding,
Series J-1C, 7.125%, 1/01/24	25,000	25,001
[a] Series J-2C, 8.50%, 1/01/24	130,000	129,995
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000	41,582,926
M-S-R Energy Authority Gas Revenue,
Series B, 6.125%, 11/01/29	30,505,000	38,349,971
Series B, 7.00%, 11/01/34	20,000,000	27,286,600
Series C, 6.50%, 11/01/39	20,000,000	26,684,600
Novato RDA Tax Allocation, Hamilton Field Redevelopment Project, 6.75%, 9/01/40	3,750,000	4,229,175
Palmdale Elementary School District Special Tax, CFD No. 90-1, Series A, AGMC Insured,
zero cpn., 8/01/28	1,500,000	760,020
zero cpn., 8/01/30	1,250,000	560,138
zero cpn., 8/01/31	1,250,000	526,788
zero cpn. to 8/01/25, 5.625% thereafter, 8/01/34	2,500,000	1,425,050
Perris UHSD Financing Authority Special Tax,
5.75%, 9/01/30	1,690,000	1,742,829
6.00%, 9/01/33	2,570,000	2,650,878
6.125%, 9/01/41	5,500,000	5,672,095

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Poway USD Special Tax, CFD No. 14, Del Sur, 5.25%, 9/01/36	7,465,000	7,667,899
Riverside County Transportation Commission Toll Revenue, senior lien,
Series A, 5.75%, 6/01/44	6,065,000	6,724,629
Series A, zero cpn., 6/01/42	7,000,000	1,451,660
Series B, zero cpn., 6/01/32	4,000,000	1,568,960
Series B, zero cpn., 6/01/33	5,500,000	2,021,635
Series B, zero cpn., 6/01/41	5,000,000	1,099,700
Rocklin Special Tax, CFD No. 10, Whitney Ranch, 5.00%, 9/01/35	7,030,000	7,034,780
Romoland School District Special Tax, CFD No. 1,
Improvement Area 1, 5.35%, 9/01/28	7,015,000	7,081,502
Improvement Area 1, 5.40%, 9/01/36	6,175,000	6,214,952
Improvement Area 2, 5.35%, 9/01/38	7,900,000	7,933,180
Roseville Special Tax, CFD No. 1, Westpark, 5.25%, 9/01/25	1,550,000	1,556,154
San Buenaventura Revenue, Community Memorial Health System,
8.00%, 12/01/31	10,000,000	12,112,900
7.50%, 12/01/41	15,000,000	17,329,350
San Diego USD, GO,
Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series G, zero cpn., 7/01/34	5,000,000	1,831,500
Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series G, zero cpn., 7/01/35	10,000,000	3,430,400
Election of 2008, Series E, zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42	44,565,000	20,390,716
Election of 2008, Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	33,305,000	14,807,736
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/29	10,000,000	11,177,600
San Francisco City and County RDA Lease Revenue, George R. Moscone Convention Center, zero cpn., 7/01/14	2,250,000	2,248,020
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, junior lien, ETM, zero cpn., 1/01/24	52,700,000	42,176,337
Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16	22,500,000	22,996,350
Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17	20,000,000	20,439,400
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	35,256,000	20,677,291
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	35,256,000	20,633,221
junior lien, ETM, zero cpn., 1/01/25	45,200,000	35,011,468
junior lien, ETM, zero cpn., 1/01/26	131,900,000	97,587,534
junior lien, ETM, zero cpn., 1/01/27	139,100,000	98,421,596
Orange County, Capital Appreciation, senior lien, 5.00%, 1/01/33	44,970,000	43,800,780
San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project, 6.50%, 5/01/42	10,000,000	11,495,600
San Mateo UHSD, GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to 9/01/28, 6.70% thereafter,
9/01/41	20,000,000	12,141,200
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/26, 6.625%
thereafter, 8/01/42	40,000,000	23,541,200
Seal Beach CFD No. 2005-01 Special Tax, Pacific Gateway Business Center, 5.30%, 9/01/36	2,000,000	1,966,480
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A,
6.00%, 9/01/36	7,740,000	8,426,770
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%, 11/01/27	9,855,000	11,412,583
Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD No. 2003-2, 6.30%, 9/02/33	6,000,000	6,025,920
[a,b,c] Stockton PFA Lease Revenue, Capital Improvement Projects, Series A,
6.75%, 9/01/29	15,905,000	1,590,500
7.00%, 9/01/38	12,175,000	1,217,500
Tustin CFD No. 06-01 Special Tax, Legacy/Columbus Villages, Series A, 6.00%, 9/01/36	19,810,000	20,269,394
		1,467,553,434
Colorado 3.8%
Colorado State Health Facilities Authority Revenue, Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	20,000,000	21,118,800
Denver City and County Airport System Revenue, Series B, 4.00%, 11/15/43	10,250,000	9,972,840
Denver City and County Special Facilities Airport Revenue, United Air Lines Project, Refunding, Series A, 5.25%, 10/01/32	5,000,000	5,086,500
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%, 12/01/30	15,000,000	15,261,300
Denver Health and Hospital Authority Healthcare Recovery Zone Facility Revenue, Series A, Pre-Refunded, 6.25%, 12/01/33	4,000,000	4,119,480
E-470 Public Highway Authority Senior Revenue,
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/28	15,000,000	7,903,650
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/29	10,000,000	4,504,000
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/30	17,300,000	7,309,769
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/31	10,000,000	3,963,000
Current Interest, Series C, 5.375%, 9/01/26	5,000,000	5,512,450
Series A, Sub Series A-1, NATL Insured, 5.50%, 9/01/24	10,000,000	10,441,900
Series C, Sub Series C-1, NATL Insured, 5.50%, 9/01/24	3,000,000	3,132,570
Series D, Sub Series D-1, NATL Insured, 5.50%, 9/01/24	6,000,000	6,265,140
Eagle County Sports and Housing Facilities Revenue, Vail Associate Project, Refunding, 6.95%, 8/01/19	41,200,000	42,071,380
Plaza Metropolitan District No. 1 Revenue, Refunding, 5.00%, 12/01/40	3,000,000	3,033,090

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Public Authority for Colorado Energy Natural Gas Purchase Revenue,
6.125%, 11/15/23	2,465,000	2,999,363
6.25%, 11/15/28	12,500,000	15,392,250
6.50%, 11/15/38	90,100,000	119,241,944
Regional Transportation District COP, Series A, 5.00%, 6/01/25	13,500,000	14,846,220
Superior Metropolitan District No. 1 Special Revenue, Refunding, AMBAC Insured, 5.00%, 12/01/28	7,640,000	7,734,048
[a,d]Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 6/01/31	3,000,000	2,508,330
		312,418,024
Connecticut 0.1%
Connecticut State Health and Educational Facilities Authority Revenue, St. Mary's Hospital Issue, Refunding, Series E,
5.50%, 7/01/20	5,650,000	5,651,865

District of Columbia 2.6%
District of Columbia Hospital Revenue, Children's Hospital Obligated Group, Assured Guaranty, 5.25%, 7/15/38	11,000,000	11,423,280
District of Columbia Income Tax Secured Revenue, Series C, 4.00%, 12/01/37	8,905,000	9,137,331
District of Columbia Revenue,
American Society of Hematology Issue, 5.00%, 7/01/36	1,500,000	1,590,900
American Society of Hematology Issue, 5.00%, 7/01/42	9,515,000	9,991,511
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/36	12,425,000	13,600,157
Assn. of American Medical Colleges Issue, Series B, 5.00%, 10/01/41	5,010,000	5,325,129
Center for Strategic and International Studies Inc. Issue, Refunding, 6.375%, 3/01/31	5,200,000	5,528,016
Center for Strategic and International Studies Inc. Issue, Refunding, 6.625%, 3/01/41	5,500,000	5,831,320
Deed Tax, Series A, 5.00%, 6/01/40	13,000,000	13,807,430
The Catholic University of America Issue, Refunding, 5.00%, 10/01/34	3,750,000	4,011,075
The Methodist Home of the District of Columbia Issue, 6.00%, 1/01/29	4,750,000	4,650,535
The Methodist Home of the District of Columbia Issue, Series A, 7.375%, 1/01/30	2,525,000	2,546,008
The Methodist Home of the District of Columbia Issue, Series A, 7.50%, 1/01/39	4,580,000	4,616,915
District of Columbia Tobacco Settlement FICO Revenue,
Asset-Backed, Refunding, 6.50%, 5/15/33	22,000,000	25,102,880
Capital Appreciation, Asset-Backed, Series A, zero cpn., 6/15/46	175,000,000	22,001,000
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital Appreciation, second lien, Series C,
Assured Guaranty, zero cpn. to 10/01/16, 6.50% thereafter, 10/01/41	60,145,000	65,481,064
Washington Convention and Sports Authority Dedicated Tax Revenue, senior lien, Convention Center Hotel Project, Series
A, 5.00%, 10/01/40	10,000,000	10,651,200
		215,295,751
Florida 6.0%
Bartram Springs CDD Special Assessment, Refunding, 4.75%, 5/01/34	4,400,000	4,366,252
Boggy Creek Improvement District Special Assessment Revenue, Refunding, 5.125%, 5/01/43	4,910,000	4,978,151
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project, Series B, 7.00%, 4/01/39	6,500,000	7,448,740
Brooks of Bonita Springs CDD Capital Improvement Revenue, 6.85%, 5/01/31	1,145,000	1,146,088
Cape Coral Water and Sewer Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/42	7,500,000	7,996,275
Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20	1,370,000	1,315,748
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	25,000,000	28,739,000
Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.375%, 8/15/32	10,550,000	10,550,211
Collier County Educational Facilities Authority Revenue,
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/33	5,500,000	5,784,570
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/38	12,000,000	12,577,080
Hodges University Inc. Project, 6.125%, 11/01/43	10,035,000	10,445,431
East Homestead CDD Special Assessment Revenue, 5.45%, 5/01/36	1,385,000	1,390,637
Escambia County Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.50%, 3/01/33	7,975,000	9,913,962
Florida State Board of Education Public Education GO, Capital Outlay, Refunding, Series D, 6.00%, 6/01/23	5,000,000	6,547,150
Greenway ID Special Assessment Revenue, 5.125%, 5/01/43	35,275,000	35,764,617
Halifax Hospital Medical Center Hospital Revenue, Daytona Beach, Refunding and Improvement, Series A, 5.375%, 6/01/46	18,000,000	18,106,020
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,525,000	7,621,004
Indian Trace Development District Special Assessment, Isles at Weston Project, 5.50%, 5/01/33	2,460,000	2,364,872
Indigo CDD Capital Improvement Revenue, Refunding,
Series A, 7.00%, 5/01/31	775,000	731,848
[a,b] Series C, 7.00%, 5/01/30	4,275,451	2,137,726
Lake Ashton CDD Revenue, Capital Improvement, Series A, 7.40%, 5/01/32	1,210,000	1,198,057
Lakeland Retirement Community Revenue, first mortgage, Carpenters Estates, Accredited Investors, Refunding,
5.875%, 1/01/19	1,070,000	1,186,084
6.25%, 1/01/28	1,230,000	1,307,096
6.375%, 1/01/43	2,250,000	2,323,980
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, 5.50%, 11/15/42	3,800,000	4,062,884

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A, 5.50%, 10/01/41	20,850,000	23,271,727
Miami-Dade County Educational Facilities Authority Revenue, University of Miami Issue, Refunding, Series B, AMBAC
Insured, 5.25%, 4/01/27	10,995,000	13,031,604
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	44,360,000	46,901,828
Miami-Dade County Professional Sports Franchise Facilities Revenue, Capital Appreciation, Refunding, Series A, Assured
Guaranty, zero cpn., 10/01/45	25,000,000	5,022,000
Miami-Dade County School Board COP,
Refunding, Series A, 5.00%, 5/01/31	7,985,000	8,753,716
Refunding, Series A, 5.00%, 5/01/32	10,000,000	10,907,200
Series B, Assured Guaranty, 5.00%, 5/01/33	14,310,000	15,183,912
Miami-Dade County Special Obligation Revenue, Refunding, Series A, 5.00%, 10/01/30	10,925,000	12,190,989
North Sumter County Utility Dependent District Utility Revenue, sub. bond,
6.00%, 10/01/30	3,780,000	4,167,488
6.25%, 10/01/43	6,865,000	7,460,401
Northern Palm Beach County ID Special Assessment, Water Control and Improvement, Unit of Development No. 46, Series
A, 5.35%, 8/01/41	800,000	803,160
Orlando-Orange County Expressway Authority Revenue, Series C, 5.00%, 7/01/35	7,965,000	8,613,510
Palm Glades CDD Revenue, Special Assessment, Series A, 5.30%, 5/01/36	1,100,000	1,111,858
Pelican Marsh CDD Special Assessment Revenue, Refunding,
4.875%, 5/01/22	1,035,000	1,044,760
5.375%, 5/01/31	1,500,000	1,522,590
Pensacola Airport Revenue, Refunding, 6.00%, 10/01/28	7,000,000	7,827,400
[a,b]Portofino Landings CDD Special Assessment, Series A, 5.40%, 5/01/38	2,705,000	1,061,442
River Place St. Lucie CDD Special Assessment Revenue, Series A, 7.625%,
5/01/21	680,000	680,109
5/01/30	1,590,000	1,588,092
Somerset CDD Revenue, Capital Improvement, 5.30%, 5/01/37	6,900,000	6,854,391
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding, 5.00%, 5/01/36	12,500,000	12,943,125
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group,
5.00%, 8/15/32	15,000,000	15,748,350
Refunding, 5.00%, 8/15/42	15,500,000	16,106,205
Verandah East CDD Revenue, Capital Improvement, Series A, 5.40%, 5/01/37	1,780,000	1,312,786
Village CDD No. 6 Special Assessment Revenue, Refunding, 4.00%,
5/01/29	6,390,000	6,402,716
5/01/35	4,000,000	3,960,720
Village CDD No. 8 Special Assessment Revenue, 6.375%, 5/01/38	7,700,000	8,690,836
Village CDD No. 9 Special Assessment Revenue,
6.75%, 5/01/31	8,085,000	9,739,838
7.00%, 5/01/41	7,180,000	8,661,090
Refunding, 5.00%, 5/01/22	1,600,000	1,677,632
Refunding, 5.25%, 5/01/31	2,145,000	2,269,989
Refunding, 5.50%, 5/01/42	2,125,000	2,250,502
Village CDD No. 10 Special Assessment Revenue,
5.75%, 5/01/31	2,000,000	2,071,760
5.00%, 5/01/32	5,900,000	5,938,055
5.125%, 5/01/43	9,000,000	9,068,310
6.00%, 5/01/44	8,000,000	8,255,520
[e] Village Center CDD Recreational Revenue, sub. bond,
Series B, 8.25%, 1/01/17	680,000	683,679
Series C, 7.375%, 1/01/19	1,485,000	1,491,668
Waters Edge CDD Capital Improvement Revenue, 5.30%, 5/01/36	1,500,000	1,421,790
Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21	755,000	755,461
Winter Garden Village at Fowler Groves CDD Special Assessment, 5.65%, 5/01/37	1,785,000	1,819,772
		489,271,464
Georgia 2.7%
Atlanta Tax Allocation, Princeton Lakes Project, 5.50%, 1/01/31	1,035,000	1,044,791
Atlanta Water and Wastewater Revenue, Refunding,
Series A, 6.25%, 11/01/34	30,000,000	35,657,100
Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	33,046,800
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%, 12/01/28	1,470,000	1,202,813
Burke County Development Authority PCR, Oglethorpe Power Corp. Vogtle Project,
Series C, 5.70%, 1/01/43	55,000,000	58,726,250
Series E, 7.00%, 1/01/23	25,000,000	28,851,750
Carrollton Payroll Development Authority Revenue, UWG Phase II LLC Project, AGMC Insured, 5.00%, 6/15/40	2,000,000	2,133,360

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Forsyth County Hospital Authority Revenue, Anticipation Certificates, Georgia Baptist Health Care System Project, ETM,
6.25%, 10/01/18	3,990,000	4,500,162
6.375%, 10/01/28	8,000,000	10,194,160
Fulton County Residential Care Revenue, Lenbrook Project, Series A, 5.00%, 7/01/27	5,000,000	4,980,800
Gainesville RDA Educational Facilities Revenue, Riverside Military Academy Project, Refunding, 5.125%, 3/01/37	6,500,000	5,910,905
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%,
9/15/25	5,000,000	5,920,000
9/15/27	4,000,000	4,796,480
9/15/28	10,000,000	12,056,500
Richmond County Development Authority Environmental Improvement Revenue, International Paper Co. Project, Series A,
6.25%, 11/01/33	7,000,000	7,816,550
Savannah EDA Revenue, Recovery Zone Facility, International Paper Co. Project, Series A, 6.25%, 11/01/33	4,865,000	5,432,502
		222,270,923
Hawaii 0.2%
Hawaii State Department of Budget and Finance Special Purpose Revenue,
Hawaii Pacific University Project, Series A, 6.875%, 7/01/43	5,595,000	5,998,120
Hawaiian Electric Co. and Subsidiary Projects, 6.50%, 7/01/39	7,500,000	8,411,700
		14,409,820
Idaho 0.6%
Idaho Health Facilities Authority Revenue, St. Luke's Health System Project, Series A, 6.75%, 11/01/37	12,500,000	14,080,500
Idaho State Housing and Finance Assn. EDR, TDF Facilities Project, Series A, 7.00%, 2/01/36	13,305,000	15,125,656
Nez Perce County PCR, Potlatch Corp. Projects, Refunding, 6.00%, 10/01/24	22,500,000	22,512,825
		51,718,981
Illinois 5.3%
Antioch Village Special Service Area No. 1 Special Tax, Deercrest Project, 6.625%, 3/01/33	3,184,000	2,731,872
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn., 1/01/35	19,800,000	6,963,462
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, 5.50%, 11/01/40	3,570,000	3,732,328
Bryant PCR, Central Illinois Light Co. Project, Refunding, NATL Insured, 5.90%, 8/01/23	5,000	5,018
Bureau County Township High School District No. 502 GO, School Building, Series A, Build America Mutual Assurance,
6.625%, 10/01/43	5,250,000	6,441,383
Cary Special Tax, Special Service Area No. 2, Refunding, Radian Insured, 5.00%, 3/01/30	3,025,000	3,001,980
Chicago Board of Education GO, Series A, 5.50%, 12/01/39	6,500,000	6,854,510
Chicago O'Hare International Airport Revenue,
General Airport, third lien, Refunding, Series A, AGMC Insured, 5.00%, 1/01/38	16,500,000	17,144,325
General Airport, third lien, Series A, NATL RE, FGIC Insured, 5.00%, 1/01/33	15,000,000	15,675,000
Passenger Facility Charge, Series B, 5.00%, 1/01/35	12,555,000	13,138,180
Passenger Facility Charge, Series B, 5.00%, 1/01/40	20,430,000	21,265,178
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/36	11,000,000	12,008,920
Chicago Wastewater Transmission Revenue, Project, second lien, 4.00%, 1/01/42	5,000,000	4,689,800
Cook County GO, Refunding,
Series A, 5.25%, 11/15/33	8,720,000	9,359,438
Series C, 5.00%, 11/15/29	34,555,000	37,998,060
Illinois Finance Authority Water Facility Revenue, American Water Capital Corp. Project, 5.25%,
10/01/39	15,350,000	16,208,372
5/01/40	10,415,000	11,026,256
Illinois Health Facilities Authority Revenue, Thorek Hospital and Medical Center, Refunding, 5.375%, 8/15/28	8,595,000	8,612,792
Illinois State Finance Authority Revenue,
Institute of Technology, 6.50%, 2/01/23	1,000,000	1,133,840
Institute of Technology, 7.125%, 2/01/34	1,500,000	1,704,825
Lutheran Hillside Village, Refunding, 5.25%, 2/01/37	7,500,000	7,812,600
Resurrection Health Care, Series A, AGMC Insured, 5.25%, 5/15/29	15,500,000	16,450,460
Riverside Health System, 6.25%, 11/15/35	5,000,000	5,540,450
Roosevelt University Project, Refunding, 6.25%, 4/01/29	2,500,000	2,628,800
Roosevelt University Project, Refunding, 6.50%, 4/01/39	19,430,000	20,589,971
Rush University Medical Center Obligated Group, Series B, 7.25%, 11/01/38	10,000,000	11,814,900
Sherman Health Systems, Series A, 5.50%, 8/01/37	17,240,000	18,914,521
Illinois State Finance Authority Student Housing Revenue,
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	18,040,950
CHF-Normal LLC, Illinois State University Project, 7.00%, 4/01/43	7,500,000	8,985,225
Illinois State GO,
5.25%, 7/01/29	15,000,000	16,534,800
5.25%, 7/01/31	5,000,000	5,475,550
5.50%, 7/01/38	5,000,000	5,482,150

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, AGMC Insured, 6/15/45	18,100,000	3,770,230
Capital Appreciation, McCormick Place Expansion Project, Series A, NATL Insured, zero cpn., 6/15/35	10,000,000	3,665,200
McCormick Place Expansion Project, Series A, 5.50%, 6/15/50	10,475,000	11,187,928
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention Center, ETM, 7.00%,
7/01/26	7,500,000	10,137,750
Minooka Special Assessment, Improvement, Prairie Ridge Project, 6.875%, 3/01/33	2,757,000	2,766,567
Otter Creek Water Reclamation District Kane County GO, Separate Waterworks and Sewerage Systems Alternate Revenue
Source, Refunding, XLCA Insured, 5.00%, 1/01/39	3,000,000	3,054,240
Plano Special Service Area No. 2 Special Tax, Lakewood Springs Project, Series B, 6.375%, 3/01/34	7,466,000	7,546,409
Railsplitter Tobacco Settlement Authority Revenue,
6.25%, 6/01/24	6,000,000	6,627,180
Refunding, 6.00%, 6/01/28	24,650,000	28,858,987
Wauconda Special Service Area No. 1 Special Tax, Liberty Lakes Project,
6.00%, 3/01/33	4,244,000	4,314,281
6.625%, 3/01/33	5,021,000	5,076,984
Yorkville United City Special Service Area Special Tax,
No. 2004-104, MPI Grande Reserve Project, 6.375%, 3/01/34	3,998,000	3,635,541
No. 2005-108, Autumn Creek Project, 6.00%, 3/01/36	4,229,000	3,998,223
		432,605,436
Indiana 1.5%
Carmel RDA Lease Rental Revenue, Multipurpose, Series A, 4.00%, 2/01/38	7,220,000	7,340,502
Delaware County Hospital Authority Hospital Revenue, Cardinal Health System Obligated Group, 5.25%, 8/01/36	5,000,000	5,234,300
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, Series A, 5.00%, 6/01/32	10,000,000	10,231,400
Indiana Health and Educational Facility Financing Authority Hospital Revenue, Community Foundation of Northwest Indiana
Obligated Group, 5.50%, 3/01/37	8,000,000	8,470,240
Indiana Health and Educational Facility Financing Authority Revenue, Baptist Homes of Indiana, Refunding, 5.25%, 11/15/35	12,000,000	12,184,920
Indiana State Finance Authority Revenue,
Baptist Homes of Indiana Senior Living, 5.75%, 11/15/41	5,000,000	5,421,250
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	13,672,500
Greencroft Obligated Group, Series A, 7.00%, 11/15/43	5,000,000	5,311,900
Private Activity, Ohio River Bridges East End Crossing Project, Series A, 5.00%, 7/01/40	12,500,000	12,979,875
Indiana State Finance Authority Wastewater Utility Revenue, CWA Authority Project, first lien, Series A, 4.00%, 10/01/42	22,620,000	22,580,867
Indiana State Municipal Power Agency Power Supply System Revenue, Series B, 6.00%, 1/01/39	4,000,000	4,529,440
Jasper County PCR, Northern Indiana Public Service Co. Project, Refunding, Series C, NATL Insured,
5.60%, 11/01/16	10,000,000	10,886,600
5.85%, 4/01/19	5,000,000	5,727,300
		124,571,094
Iowa 0.5%
Iowa Higher Education Loan Authority Revenue, Private College Facility, Upper Iowa University Project, Refunding, 6.00%,
9/01/39	11,000,000	11,188,430
Tobacco Settlement Authority Tobacco Settlement Revenue, Capital Appreciation, Asset-Backed, Refunding, Series B,
5.60%, 6/01/34	35,850,000	33,095,644
		44,284,074
Kansas 0.1%
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt Obligated Group,
Refunding, Series C, 5.75%, 11/15/38	6,250,000	6,964,750

Kentucky 1.1%
Kentucky Economic Development Finance Authority Hospital Revenue, Owensboro Medical Health System Inc., Refunding,
Series A, 6.50%, 3/01/45	18,330,000	20,573,775
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena Authority Inc., Series
A, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/42	5,000,000	5,247,050
Kentucky State Public Transportation Infrastructure Authority First Tier Toll Revenue, Downtown Crossing Project,
zero cpn. to 6/30/13, 6.60% thereafter, 7/01/39	10,000,000	6,473,500
zero cpn. to 6/30/23, 6.75% thereafter, 7/01/43	5,000,000	3,193,050
Louisville/Jefferson County Metro Government College Revenue, Improvement, Bellarmine University Inc. Project,
5.625%, 5/01/29	5,555,000	5,925,908
6.125%, 5/01/39	5,000,000	5,371,100
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and St. Mary's HealthCare Inc.
Project, Pre-Refunded, 6.125%, 2/01/37	11,500,000	13,698,685
Ohio County PCR, Big Rivers Electric Corp. Project, Refunding, Series A, 6.00%, 7/15/31	10,500,000	9,561,405
Owen County Waterworks System Revenue, American Water Co. Project, Series A,
6.25%, 6/01/39	8,000,000	8,941,360

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

5.375%, 6/01/40	10,000,000	10,698,600
		89,684,433
Louisiana 2.7%
Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27	13,990,000	14,025,814
Louisiana Local Government Environmental Facilities and CDA Revenue, Westlake Chemical Corp. Projects,
6.75%, 11/01/32	41,250,000	46,510,200
Series A, 6.50%, 8/01/29	9,000,000	10,347,750
Series A-2, 6.50%, 11/01/35	8,000,000	9,232,720
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project, Series
A, 6.75%, 7/01/39	10,000,000	11,443,900
Louisiana Public Facilities Authority Revenue,
Entergy Gulf States Louisiana LLC Project, Refunding, Series A, 5.00%, 9/01/28	25,000,000	25,637,750
Ochsner Clinic Foundation Project, 6.50%, 5/15/37	5,000,000	5,864,000
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	15,500,000	18,247,840
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	10,000,000	10,448,700
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	10,000,000	10,512,300
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	56,075,000	58,706,600
Tobacco Settlement FICO Revenue, Tobacco Settlement Asset-Backed, Refunding, Series A, 5.25%, 5/15/35	1,000,000	1,076,070
		222,053,644
Maine 0.2%
Maine State Health and Higher Educational Facilities Authority Revenue, Maine General Medical Center Issue,
6.75%, 7/01/36	4,250,000	4,667,180
7.00%, 7/01/41	10,000,000	11,066,100
Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20	4,800,000	4,820,112
		20,553,392
Maryland 0.6%
Harford County Special Obligation Tax Allocation, Beachtree Estates Project, 7.50%, 7/01/40	7,000,000	7,319,760
Maryland State Community Development Administration Department of Housing and CDR, Housing, Series A, 5.875%,
7/01/16	320,000	320,355
Maryland State EDC Port Facilities Revenue, CNX MarineTerminals Inc. Port of Baltimore Facility, Refunding, 5.75%,
9/01/25	8,600,000	9,270,800
[b]Maryland State EDC Revenue, Chesapeake Bay Conference Center Project, senior lien, Refunding,
Series A, 5.00%, 12/01/16	2,500,000	1,250,000
Series A, 5.00%, 12/01/31	10,000,000	5,000,000
Series B, 5.00%, 12/01/16	400,000	200,000
Series B, 5.25%, 12/01/31	2,000,000	1,000,000
Maryland State EDC, EDR, 5.75%, 6/01/35	13,070,000	13,696,707
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Series A, 6.75%, 7/01/39	3,000,000	3,627,960
Edenwald Issue, Series A, 5.40%, 1/01/37	1,200,000	1,214,016
Washington County Hospital Issue, 6.00%, 1/01/43	6,000,000	6,174,180
		49,073,778
Massachusetts 1.2%
Massachusetts Bay Transportation Authority Revenue,
Assessment, Refunding, Series A, 4.00%, 7/01/37	15,000,000	15,269,250
General Transportation System, Series A, 7.00%, 3/01/21	775,000	964,906
General Transportation System, Series A, ETM, 7.00%, 3/01/21	735,000	815,086
Massachusetts State Development Finance Agency Revenue,
Berkshire Retirement Community Issue, first mortgage, 5.60%, 7/01/19	685,000	685,740
Berkshire Retirement Community Issue, first mortgage, 5.625%, 7/01/29	1,620,000	1,621,021
North Hill Communities Issue, Series A, 6.25%, 11/15/28	2,250,000	2,352,712
North Hill Communities Issue, Series A, 6.25%, 11/15/33	2,000,000	2,066,140
North Hill Communities Issue, Series A, 6.50%, 11/15/43	4,125,000	4,262,899
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue, Mandatory Put 5/01/19, Pre-Refunded,
5.75%, 12/01/42	3,700,000	4,506,008
Massachusetts State Educational Financing Authority Education Loan Revenue, Refunding, Series K, 5.25%, 7/01/29	10,000,000	10,677,200
Massachusetts State Port Authority Special Facilities Revenue, ConRAC Project, Series A, 5.125%, 7/01/41	10,340,000	11,122,841
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL RE, FGIC Insured, 5.50%, 1/01/34	35,000,000	43,328,600
		97,672,403
Michigan 4.2%
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, 6.00%, 5/01/29	15,900,000	17,550,738
Detroit GO, Distribution State Aid, 5.25%, 11/01/35	23,000,000	24,596,890

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Detroit Sewage Disposal System Revenue, second lien,
Series A, NATL Insured, 5.00%, 7/01/35	25,750,000	25,484,260
Series B, Assured Guaranty, 5.00%, 7/01/36	10,000,000	9,881,100
Series B, NATL Insured, 5.00%, 7/01/36	3,000,000	2,944,830
Series B, NATL RE, FGIC Insured, 5.50%, 7/01/29	5,000,000	5,273,150
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, 5.25%,
7/01/39	12,000,000	11,867,520
Detroit Water Supply System Revenue,
Refunding, Series D, NATL Insured, 5.00%, 7/01/33	20,430,000	20,445,118
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33	11,000,000	11,016,720
Ecorse City GO, Financial Recovery, Dedicated Tax, 6.50%, 11/01/35	5,215,000	5,518,774
Garden City Hospital Finance Authority Hospital Revenue, Garden City Hospital Obligated Group, Refunding, Series A,
5.75%, 9/01/17	355,000	355,050
5.00%, 8/15/38	5,250,000	5,282,078
Michigan State Building Authority Revenue, Facilities Program, Refunding,
Series I, 6.00%, 10/15/38	6,000,000	6,984,360
Series II-A, 5.375%, 10/15/41	10,000,000	11,125,100
Michigan State Finance Authority Revenue,
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	27,600,000	29,279,736
School District of the City of Detroit, Refunding, 5.50%, 6/01/21	10,000,000	11,259,200
Michigan State Hospital Finance Authority Revenue,
Marquette General Hospital Obligated Group, Series A, Pre-Refunded, 5.00%, 5/15/34	6,000,000	6,270,660
MidMichigan Obligated Group, Series A, 6.125%, 6/01/34	4,065,000	4,655,929
Oakwood Obligated Group, Refunding, Series A, 5.00%, 7/15/37	3,680,000	3,732,734
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	28,860,000	31,227,674
Michigan State Strategic Fund Limited Obligation Revenue, The Dow Chemical Co. Project,
Mandatory Put 6/02/14, Refunding, Series A-1, 6.75%, 12/01/28	2,800,000	2,800,000
Refunding, Series B-2, 6.25%, 6/01/14	20,050,000	20,050,000
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed, Senior Series A, 6.00%,
6/01/34	2,500,000	2,121,550
6/01/48	10,000,000	8,331,800
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group,
Refunding, Series W, 6.00%, 8/01/39	33,120,000	36,550,901
Series V, Pre-Refunded, 8.25%, 9/01/39	20,000,000	26,084,400
		340,690,272
Minnesota 0.4%
Minneapolis Health Care System Revenue, Fairview Health Services, Series A,
6.625%, 11/15/28	11,000,000	12,969,440
6.75%, 11/15/32	6,250,000	7,370,000
Minnesota Agricultural and Economic Development Board Revenue, Health Care System, Fairview Health Services,
Refunding, Series A, 6.375%, 11/15/29	175,000	175,682
St. Paul Housing and RDA Hospital Facility Revenue, HealthEast Project, 6.00%, 11/15/35	10,000,000	10,241,400
		30,756,522
Mississippi 0.8%
Lowndes County Solid Waste Disposal and PCR, Weyerhaeuser Co. Project, Refunding, Series B, 6.70%, 4/01/22	18,875,000	22,562,986
Warren County Gulf Opportunity Zone Revenue, International Paper Co. Project, Series A,
5.50%, 9/01/31	20,000,000	20,859,000
6.50%, 9/01/32	10,000,000	11,197,500
5.80%, 5/01/34	7,000,000	7,707,140
		62,326,626
Missouri 0.4%
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan 2 Project, Series A, 6.00%, 1/01/39	11,000,000	11,868,120
St. Louis Airport Revenue, Lambert-St. Louis International Airport, Series A-1,
6.25%, 7/01/29	7,000,000	8,014,020
6.625%, 7/01/34	3,000,000	3,526,860
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village Chesterfield, 5.00%, 9/01/42	7,000,000	6,895,280
		30,304,280
Nevada 0.5%
Clark County ID Special Assessment,
Local ID No. 128, The Summerlin Centre, Series A, 5.00%, 2/01/26	1,320,000	1,126,897
Local ID No. 128, The Summerlin Centre, Series A, 5.05%, 2/01/31	1,035,000	834,738
Local ID No. 142, Mountain's Edge Local Improvement, Refunding, 5.00%, 8/01/21	1,600,000	1,694,576
Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/20	730,000	694,544

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/25	2,345,000	2,073,168
Henderson GO, Refunding, Series A, 4.00%,
6/01/33	5,240,000	5,478,053
6/01/34	4,230,000	4,406,306
Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A, 5.625%, 7/01/24	7,000,000	7,023,520
Henderson Local ID Special Assessment,
No. T-4(C), Green Valley Properties, Limited Obligation, Refunding, Series A, 5.90%, 11/01/18	2,965,000	2,981,841
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 4.90%, 3/01/16	1,340,000	1,329,119
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.00%, 3/01/18	950,000	932,796
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.00%, 3/01/19	945,000	921,970
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.10%, 3/01/22	1,425,000	1,359,934
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.125%, 3/01/25	1,515,000	1,389,619
No. T-17, Limited Obligation Improvement, Madeira Canyon, 5.00%, 9/01/15	675,000	689,148
No. T-17, Limited Obligation Improvement, Madeira Canyon, 5.00%, 9/01/16	705,000	724,966
No. T-17, Limited Obligation Improvement, Madeira Canyon, 5.00%, 9/01/25	1,290,000	1,304,371
Overton Power District No. 5 Special Obligation Revenue, 8.00%, 12/01/38	7,500,000	8,478,750
		43,444,316
New Hampshire 0.2%
[a]New Hampshire Higher Educational and Health Facilities Authority Revenue, Hillcrest Terrace Issue, 7.50%, 7/01/24	12,050,000	12,052,531
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A, 6.125%, 10/01/39	5,000,000	5,336,700
		17,389,231
New Jersey 3.3%
Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, Series A, 5.75%, 1/01/40	5,000,000	5,565,150
New Jersey EDA Revenue,
Cigarette Tax, Pre-Refunded, 5.50%, 6/15/31	6,500,000	6,510,725
Cigarette Tax, Pre-Refunded, 5.75%, 6/15/34	10,000,000	10,017,300
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC, Series A, 5.875%, 6/01/42	5,000,000	5,470,000
New Jersey EDA Special Facility Revenue, Continental Airlines Inc. Project,
4.875%, 9/15/19	19,840,000	20,306,637
5.125%, 9/15/23	19,800,000	20,410,632
5.25%, 9/15/29	37,900,000	39,223,847
New Jersey Health Care Facilities Financing Authority Revenue,
Capital Appreciation, St. Barnabas Health Care System Issue, Refunding, Series B, zero cpn., 7/01/33	57,680,000	22,164,694
Capital Appreciation, St. Barnabas Health Care System Issue, Refunding, Series B, zero cpn., 7/01/34	52,330,000	19,040,794
St. Joseph's Healthcare System Obligated Group Issue, 6.625%, 7/01/38	27,015,000	29,244,278
New Jersey State Transportation Trust Fund Authority Revenue,
Capital Appreciation, Transportation System, Series A, zero cpn., 12/15/35	6,000,000	2,147,280
Capital Appreciation, Transportation System, Series C, zero cpn., 12/15/31	23,650,000	10,673,954
Transportation System, Series A, 6.00%, 12/15/38	35,705,000	41,963,015
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	19,295,000	23,567,492
Transportation System, Series B, 5.25%, 6/15/36	10,000,000	10,925,800
		267,231,598
New Mexico 1.9%
Farmington PCR, Public Service Co. of New Mexico, San Juan Project, Refunding,
Series B, 5.90%, 6/01/40	58,000,000	64,112,040
Series C, 5.90%, 6/01/40	18,435,000	20,377,680
Series D, 5.90%, 6/01/40	53,520,000	59,159,938
New Mexico State Hospital Equipment Loan Council First Mortgage Revenue, Haverland Carter Lifestyle Group, 5.00%,
7/01/42	4,000,000	3,899,680
New Mexico State Hospital Equipment Loan Council Hospital Revenue, St. Vincent Hospital, Series A, Radian Insured, Pre-
Refunded,
5.25%, 7/01/30	4,360,000	4,586,589
5.00%, 7/01/35	3,470,000	3,641,036
		155,776,963
New York 3.5%
Long Island Power Authority Electric System Revenue, General, Refunding, Series A, 6.00%, 5/01/33	12,500,000	14,540,125
MAC for City of Troy Revenue, Capital Appreciation, Series C, NATL Insured, zero cpn.,
7/15/21	428,010	358,415
1/15/22	649,658	533,661
MTA Revenue, Transportation,
Refunding, Series D, 5.00%, 11/15/38	8,790,000	9,605,888
Refunding, Series D, 5.25%, 11/15/40	10,000,000	10,989,900
Series A, 5.00%, 11/15/41	15,500,000	16,602,825

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Series E, 5.00%, 11/15/33	10,000,000	11,112,600
New York City GO,
Refunding, Series H, 6.25%, 8/01/15	20,000	20,089
Refunding, Series H, 6.125%, 8/01/25	5,000	5,021
Series F, 7.50%, 2/01/21	85,000	85,443
Series G, 7.50%, 2/01/22	10,000	10,052
New York City IDA Civic Facility Revenue, Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20	4,680,000	4,649,814
New York City IDA Special Facility Revenue,
American Airlines Inc., JFK International Airport Project, 7.625%, 8/01/25	31,860,000	35,238,116
American Airlines Inc., JFK International Airport Project, 7.75%, 8/01/31	15,000,000	16,574,850
British Airways PLC Project, 7.625%, 12/01/32	15,550,000	15,594,162
New York Liberty Development Corp. Liberty Revenue, Second Priority, Bank of America Tower at One Bryant Park Project,
Class 3, Refunding, 6.375%, 7/15/49	18,500,000	20,434,360
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue, 5.25%, 10/01/35	65,000,000	76,064,950
New York State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center,
6.125%, 12/01/29	16,000,000	16,598,880
6.25%, 12/01/37	30,000,000	30,741,000
The Port Authority of New York and New Jersey Special Project Revenue, Continental Airlines Inc., Eastern Project, La
Guardia, 9.125%, 12/01/15	9,840,000	9,838,524
		289,598,675
North Carolina 0.7%
Albemarle Hospital Authority Health Care Facilities Revenue, Pre-Refunded, 5.25%, 10/01/27	4,500,000	5,174,955
Columbus County Industrial Facilities and PCFA Revenue,
Environmental Improvement, International Paper Co. Projects, Series A, 6.25%, 11/01/33	1,300,000	1,451,645
International Paper Co. Projects, Recovery Zone Facility Bonds, Series B, 6.25%, 11/01/33	4,000,000	4,466,600
North Carolina Medical Care Commission Health Care Facilities Revenue,
Duke University Health System, Series A, 5.00%, 6/01/42	15,000,000	16,425,300
Pennybyrn at Maryfield Project, Series A, 5.75%, 10/01/23	3,625,000	3,665,636
Pennybyrn at Maryfield Project, Series A, 6.00%, 10/01/23	2,500,000	2,535,950
Pennybyrn at Maryfield Project, Series A, 5.65%, 10/01/25	2,000,000	2,014,780
Pennybyrn at Maryfield Project, Series A, 6.125%, 10/01/35	21,750,000	21,897,248
North Carolina Medical Care Commission Retirement Facilities Revenue, The United Methodist Retirement Homes Project,
first mortgage, Refunding, Series C,
5.25%, 10/01/24	920,000	932,981
5.50%, 10/01/32	1,600,000	1,616,544
		60,181,639
Ohio 1.9%
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/38	22,285,000	23,865,006
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%, 6/01/45	12,500,000	12,983,125
Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed, Senior Current Interest Turbo Term Bond, Series
A-2, 5.75%, 6/01/34	5,000,000	4,150,450
Butler County Hospital Facilities Revenue, UC Health, 5.50%, 11/01/40	10,000,000	10,934,700
Fairfield County Hospital Revenue, Improvement, Medical Centre Project, Refunding, 5.00%, 6/15/43	10,000,000	10,255,500
Hamilton County Healthcare Revenue, Life Enriching Communities Project, Series A,
6.50%, 1/01/41	4,970,000	5,712,916
6.625%, 1/01/46	2,500,000	2,868,250
Little Miami Local School District GO, School Improvement, Refunding, 6.875%, 12/01/34	5,825,000	6,430,276
Miami County Hospital Facilities Revenue, Upper Valley Medical Center, Refunding and Improvement, 5.25%, 5/15/26	2,750,000	2,920,912
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye Power Inc. Project, 6.00%,
12/01/40	15,000,000	16,377,750
Ohio State Turnpike Commission Revenue, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35	35,000,000	25,211,900
Scioto County Hospital Facilities Revenue, Southern Ohio Medical Center, Refunding, 5.75%, 2/15/38	17,000,000	18,204,960
Southeastern Port Authority Hospital Facilities Revenue, Memorial Health System Obligated Group Project, Refunding and
Improvement, 6.00%, 12/01/42	12,000,000	12,151,080
		152,066,825
Oklahoma 0.1%
Oklahoma Development Finance Authority Continuing Care Retirement Revenue, Inverness Village Community, Refunding,
5.75%, 1/01/37	5,000,000	5,077,450

Oregon 0.2%
Oregon Health and Science University Revenue, Series A, 5.75%, 7/01/39	5,000,000	5,625,150
Salem Hospital Facility Authority Revenue, Capital Manor Inc., Refunding,
5.00%, 5/15/22	1,000,000	1,067,480
5.75%, 5/15/27	1,000,000	1,083,410

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
5.625%, 5/15/32	1,000,000	1,051,920
6.00%, 5/15/42	3,100,000	3,290,712
6.00%, 5/15/47	2,000,000	2,116,340
		14,235,012
Pennsylvania 1.5%
Allegheny County Higher Education Building Authority University Revenue, Carlow University Project, Refunding,
6.75%, 11/01/31	1,215,000	1,325,589
7.00%, 11/01/40	2,000,000	2,181,660
Commonwealth Financing Authority Revenue, Series B, 5.00%, 6/01/42	12,000,000	12,822,360
Delaware County IDAR, Resource Recovery Facility, Refunding, Series A, 6.20%, 7/01/19	16,905,000	16,917,172
Lancaster County Hospital Authority Revenue, Brethren Village Project, Series A,
6.375%, 7/01/30	1,000,000	1,049,440
6.50%, 7/01/40	3,000,000	3,130,980
Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital Project, Series A, 5.50%, 8/15/40	15,000,000	15,765,750
Pennsylvania State Turnpike Commission Turnpike Revenue,
Capital Appreciation, Series C, AGMC Insured, zero cpn. to 6/01/16, 6.25% thereafter, 6/01/33	5,000,000	5,555,600
Motor License Fund Enhanced Turnpike, Subordinate Special, Series B-2, zero cpn. to 11/30/28, 5.75% thereafter,
12/01/37	20,000,000	10,662,600
Motor License Fund Enhanced Turnpike, Subordinate Special, Series B-2, zero cpn. to 12/01/28, 5.875% thereafter,
12/01/40	25,075,000	13,117,735
sub. bond, Series B, 5.75%, 6/01/39	20,000,000	22,345,400
Philadelphia Hospitals and Higher Education Facilities Authority Revenue, Temple University Health System Obligated
Group,
Refunding, Series B, 5.50%, 7/01/26	10,000,000	10,333,100
Series A, 5.625%, 7/01/42	10,000,000	10,086,600
		125,293,986
Rhode Island 0.2%
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing,
Care New England Issue, Refunding, Series A, 6.00%, 9/01/33	7,320,000	7,766,740
Lifespan Obligated Group Issue, Refunding, NATL Insured, 5.75%, 5/15/23	405,000	405,518
Lifespan Obligated Group Issue, Series A, 7.00%, 5/15/39	8,200,000	9,200,236
Tobacco Settlement FICO Revenue, Asset-Backed, Series B, zero cpn., 6/01/52	90,000,000	1,709,100
		19,081,594
South Carolina 1.0%
SCAGO Educational Facilities Corp. for Calhoun School District Revenue, School District of Calhoun County Project, Radian
Insured, 5.00%, 12/01/26	7,540,000	7,767,633
SCAGO Educational Facilities Corp. for Williamsburg School District Revenue, School District of Williamsburg County
Project, Refunding, Radian Insured, 5.00%, 12/01/31	2,000,000	2,042,700
South Carolina Jobs EDA Student Housing Revenue, Coastal Housing Foundation LLC Project, Series A, 6.50%, 4/01/42	10,000,000	11,259,300
South Carolina State Public Service Authority Revenue, Series B, Refunding, 5.125%, 12/01/43	52,890,000	58,076,922
		79,146,555
Tennessee 1.0%
Johnson City Health and Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Capital
Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn.,
7/01/27	19,365,000	10,428,633
7/01/28	19,400,000	9,869,168
7/01/29	19,365,000	9,252,210
7/01/30	19,370,000	8,675,048
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health, Refunding and
Improvement, Series A, zero cpn.,
1/01/37	12,760,000	3,635,324
1/01/39	13,755,000	3,456,356
Knox County Health Educational and Housing Facility Board Revenue, University Health System Inc., Refunding, 5.25%,
4/01/36	23,475,000	24,048,260
Memphis-Shelby County Airport Authority Airport Revenue, Refunding, Series B, 5.75%,
7/01/23	5,000,000	5,767,300
7/01/24	3,500,000	4,035,010
		79,167,309
Texas 8.5%
Austin Convention Enterprises Inc. Convention Center Hotel Revenue, first tier, Refunding, Series B, 5.75%, 1/01/34	15,750,000	16,092,405
Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue, Obligated Group, St. Joseph
Regional Health Center, 5.50%, 1/01/38	5,250,000	5,441,310

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Capital Area Cultural Education Facilities Finance Corp. Revenue, The Roman Catholic Diocese of Austin, Series B, 6.125%,
4/01/45	10,000,000	11,485,400
Central Texas Regional Mobility Authority Revenue,
Capital Appreciation, Refunding, zero cpn., 1/01/35	3,000,000	1,094,760
Capital Appreciation, Refunding, zero cpn., 1/01/37	2,500,000	809,125
Capital Appreciation, Refunding, zero cpn., 1/01/38	2,405,000	733,669
Capital Appreciation, Refunding, zero cpn., 1/01/39	2,545,000	734,716
senior lien, Refunding, 5.75%, 1/01/25	2,350,000	2,621,919
senior lien, Refunding, 5.75%, 1/01/31	2,500,000	2,810,575
senior lien, Refunding, 6.00%, 1/01/41	7,925,000	8,974,983
senior lien, Refunding, 6.25%, 1/01/46	24,340,000	27,537,302
Dallas/Fort Worth International Airport Revenue, Joint Improvement,
Series A, 5.00%, 11/01/42	12,000,000	12,713,760
Series A, 5.00%, 11/01/45	50,000,000	52,887,000
Series B, 5.00%, 11/01/44	11,385,000	12,224,416
El Paso Downtown Development Corp. Special Revenue, Downtown Ballpark Venue Project, Series A, 7.25%, 8/15/38	15,000,000	17,791,200
Fort Bend Grand Parkway Toll Road Authority Ltd. Contract Tax and Toll Road Revenue, sub. lien, 4.00%, 3/01/46	8,000,000	8,015,440
Grand Parkway Transportation Corp. System Toll Revenue,
First Tier Toll, Series A, 5.125%, 10/01/43	2,850,000	3,035,649
Series B, zero cpn. to 9/30/23, 5.80% thereafter, 10/01/45	10,000,000	6,918,700
Harris County Cultural Education Facilities Finance Corp. Revenue, first mortgage, Brazos Presbyterian Homes Inc. Project,
Series B, 7.00%,
1/01/43	3,000,000	3,367,410
1/01/48	5,250,000	5,873,700
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare System, Series B, Pre-
Refunded, 7.25%, 12/01/35	13,500,000	17,169,705
Houston Airport System Revenue,
Special Facilities, Continental Airlines Inc. Terminal E Project, Series E, 6.75%, 7/01/21	35,095,000	35,095,000
Special Facilities, Continental Airlines Inc. Terminal E Project, Series E, 6.75%, 7/01/29	36,520,000	36,520,000
[f] United Airlines Inc. Terminal E Project, Refunding, 4.75%, 7/01/24	15,000,000	15,264,000
Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas, Refunding and Improvement,
6.25%, 2/15/37	5,000,000	5,531,150
Matagorda County Navigation District No. 1 PCR, Central Power and Light Co. Project, Refunding, Series A, 6.30%,
11/01/29	10,000,000	11,484,300
New Hope Cultural Education Facilities Finance Corp. First Mortgage Revenue, Morningside Ministries Project, 6.50%,
1/01/43	4,350,000	4,637,883
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue, CHF-Stephenville LLC, Tarleton State
University Project, Series A, 6.00%, 4/01/45	3,000,000	3,080,280
North Texas Tollway Authority Revenue,
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, zero cpn. to 1/01/15, 6.50% thereafter,
1/01/43	25,000,000	29,528,250
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/37	7,500,000	2,243,475
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/23, 7.00% thereafter, 9/01/43	10,000,000	7,695,700
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/21, 6.75% thereafter, 9/01/45	25,000,000	22,062,750
System, first tier, Refunding, Series A, 5.625%, 1/01/33	1,000,000	1,109,110
System, first tier, Refunding, Series A, 6.25%, 1/01/39	12,500,000	14,514,250
System, first tier, Refunding, Series A, 5.75%, 1/01/48	30,000,000	33,249,000
System, first tier, Refunding, Series B, 5.00%, 1/01/38	10,000,000	10,710,100
System, first tier, Refunding, Series B, 5.75%, 1/01/40	11,680,000	13,029,624
System, first tier, Refunding, Series K, Sub Series K-2, 6.00%, 1/01/38	15,000,000	16,645,800
System, second tier, Refunding, Series F, 5.75%, 1/01/38	20,000,000	22,166,000
Red River Health Facilities Development Corp. First Mortgage Revenue,
Eden Home Project, 7.25%, 12/15/42	11,000,000	11,287,650
Wichita Falls Retirement Foundation Project, Refunding, 5.50%, 1/01/32	1,500,000	1,525,935
Wichita Falls Retirement Foundation Project, Refunding, 5.125%, 1/01/41	2,000,000	1,887,800
San Antonio Public Facilities Corp. Lease Revenue, Refunding and Improvement, Convention Center Refinancing and
Expansion Project, 4.00%,
9/15/33	7,910,000	8,128,791
9/15/35	4,365,000	4,407,777
9/15/42	41,000,000	40,518,250
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources System, Refunding, 5.00%,
11/15/40	15,225,000	16,189,047
Texas State Municipal Gas Acquisition and Supply Corp. III Gas Supply Revenue, 5.00%,
12/15/30	25,000,000	26,605,500
12/15/31	24,500,000	25,838,925

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
12/15/32	10,000,000	10,444,500
Texas State Transportation Commission Turnpike System Revenue, first tier, Refunding, Series A, 5.00%, 8/15/41	5,000,000	5,299,600
Texas State Turnpike Authority Central Turnpike System Revenue, Capital Appreciation, AMBAC Insured, zero cpn., 8/15/32	51,000,000	17,216,580
Tyler Health Facilities Development Corp. Hospital Revenue,
East Texas Medical Center Regional Healthcare System Project, Refunding and Improvement, Series A, 5.375%,
11/01/37	8,000,000	8,090,080
Mother Frances Hospital Regional Health Care Center Project, Series B, 5.00%, 7/01/37	2,500,000	2,559,950
Wood County Central Hospital District Hospital Revenue, East Texas Medical Center Quitman Project, 6.00%, 11/01/41	9,350,000	10,243,299
		693,143,500
Virginia 1.0%
Norfolk EDA Health Care Facilities Revenue, Sentara Healthcare, Refunding, Series B, 5.00%, 11/01/43	17,575,000	19,386,104
Peninsula Ports Authority Coal Terminal Revenue, Dominion Terminal Associates Project, Refunding, 6.00%, 4/01/33	9,500,000	9,504,180
Tobacco Settlement FICO Revenue,
Asset-Backed, Pre-Refunded, 5.50%, 6/01/26	1,690,000	1,741,427
Capital Appreciation, Second Subordinate, Refunding, Series D, zero cpn., 6/01/47	50,000,000	1,412,000
Virginia Small Business Financing Authority Revenue, Elizabeth River Crossings OPCO LLC Project, senior lien,
6.00%, 1/01/37	8,000,000	8,844,560
5.50%, 1/01/42	35,790,000	37,990,369
		78,878,640
Washington 2.4%
FYI Properties Lease Revenue, Washington State District Project, 5.50%,
6/01/34	11,935,000	13,659,727
6/01/39	16,250,000	18,548,887
Greater Wenatchee Regional Events Center Public Facilities District Revenue, Refunding, Series A, 5.50%, 9/01/42	3,150,000	3,212,402
Ocean Shores Local ID No. 1 Tax Allocation, 7.25%, 2/01/31	13,515,000	16,644,939
Skagit County Public Hospital District No. 1 Revenue, Skagit Valley Hospital, 5.75%,
12/01/32	2,000,000	2,192,160
12/01/35	5,355,000	5,762,515
[a]Washington State Economic Development Finance Authority Environmental Facilities Revenue, Coalview Centralia LLC
Project, 9.50%, 8/01/25	14,000,000	14,531,860
Washington State GO,
Motor Vehicle Fuel Tax, Series B-1, 4.00%, 8/01/42	19,530,000	19,814,747
Various Purpose, Series A, 4.00%, 8/01/36	19,290,000	19,844,395
Washington State Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., 7.00%, 7/01/39	8,500,000	9,677,165
Fred Hutchinson Cancer Research Center, Refunding, Series A, 6.00%, 1/01/33	7,500,000	8,200,500
Kadlec Medical Center, Refunding, Series A, Assured Guaranty, 5.00%, 12/01/30	4,000,000	4,172,080
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	19,725,000	21,429,043
Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%, 10/01/36	305,000	336,461
Virginia Mason Medical Center, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	31,818,900
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project, Refunding, 5.625%, 10/01/40	5,235,000	5,505,702
		195,351,483
West Virginia 0.6%
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply Co. LLC Harrison Station
Project, Refunding, Series D, 5.50%, 10/15/37	14,745,000	15,074,993
Kanawha County Commission Student Housing Revenue, West Virginia University Foundation Project, 6.75%, 7/01/45	6,650,000	7,267,054
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	24,250,000	24,871,285
		47,213,332
Wisconsin 0.6%
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	15,000,000	17,706,750
Wisconsin State Health and Educational Facilities Authority Revenue,
Beaver Dam Community Hospitals Inc., Refunding, Series A, 5.25%, 8/15/34	5,000,000	5,131,700
Fort Healthcare Inc. Project, 5.75%, 5/01/24	5,000,000	5,008,550
Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30	9,530,000	9,751,096
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,409,950
Wisconsin State Public Finance Authority Revenue, Adams-Columbia Electric Cooperative, Series A, NATL Insured, 5.50%,
12/01/40	6,755,000	7,301,209
		50,309,255
Wyoming 0.3%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork Station Facilities, Series A,
5.75%, 7/15/39	5,500,000	6,115,450
West Park Hospital District Revenue, West Park Hospital Project, Series A, 7.00%, 6/01/40	5,500,000	6,475,700

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Wyoming CDA Student Housing Revenue, CHF-Wyoming LLC, University of Wyoming Project,
6.25%, 7/01/31	600,000	658,050
6.50%, 7/01/43	1,600,000	1,751,424
Wyoming Municipal Power Agency Power Supply System Revenue, Series A,
5.50%, 1/01/28	1,350,000	1,516,684
5.50%, 1/01/33	2,360,000	2,634,067
5.50%, 1/01/38	2,810,000	3,101,594
5.375%, 1/01/42	2,750,000	3,016,750
		25,269,719
U.S. Territories 8.1%
Guam 1.3%
Guam Government Department of Education COP, John F. Kennedy High School Project, Series A,
6.625%, 12/01/30	5,065,000	5,608,069
6.875%, 12/01/40	4,000,000	4,425,400
Guam Government GO,
Refunding, Series A, 5.125%, 11/15/27	7,270,000	7,286,867
Refunding, Series A, 5.25%, 11/15/37	37,000,000	36,801,310
Series A, 6.00%, 11/15/19	8,000,000	8,670,160
Series A, 6.75%, 11/15/29	10,000,000	10,914,600
Series A, 7.00%, 11/15/39	15,000,000	16,229,100
Guam Government Waterworks Authority Water and Wastewater System Revenue,
6.00%, 7/01/25	4,000,000	4,138,840
5.875%, 7/01/35	8,000,000	8,257,680
5.625%, 7/01/40	4,000,000	4,193,400
		106,525,426
Northern Mariana Islands 0.1%
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%, 3/15/28	6,240,000	6,210,859
Puerto Rico 6.1%
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding,
5.50%, 5/15/39	11,500,000	10,648,770
5.625%, 5/15/43	4,000,000	3,613,040
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%,
7/01/38	9,755,000	7,771,418
7/01/44	12,420,000	9,911,533
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A,
5.50%, 7/01/26	19,450,000	14,937,405
5.75%, 7/01/28	27,125,000	20,287,872
5.50%, 7/01/39	24,830,000	17,753,947
5.75%, 7/01/41	15,000,000	11,193,000
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, NATL Insured, 5.50%, 7/01/28	10,000,000	10,058,000
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	26,990,000	16,114,110
Series A, 7.25%, 7/01/30	25,000,000	18,013,000
Series A, 6.75%, 7/01/36	29,750,000	20,547,730
Series A, 7.00%, 7/01/43	5,000,000	3,447,250
Series WW, 5.50%, 7/01/38	16,355,000	10,274,375
Series XX, 5.75%, 7/01/36	8,620,000	5,522,834
Series XX, 5.25%, 7/01/40	59,030,000	35,418,590
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue,
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	11,865,000	11,196,051
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series S, 6.00%, 7/01/41	15,000,000	10,843,500
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	93,125,000	56,476,587
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn., 8/01/33	12,150,000	2,596,091
Capital Appreciation, first subordinate, Series A, zero cpn., 8/01/34	4,000,000	790,080
Capital Appreciation, first subordinate, Series A, zero cpn., 8/01/36	17,800,000	2,986,840
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	60,970,000	50,179,529
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	36,500,000	21,560,915
Capital Appreciation, Sub Series A, zero cpn., 8/01/34	59,465,000	11,745,527
first subordinate, Refunding, Series A, Sub Series A-1, 5.00%, 8/01/43	10,000,000	7,360,600
first subordinate, Series A, 5.50%, 8/01/42	61,560,000	49,187,671
first subordinate, Series A, 6.00%, 8/01/42	32,365,000	27,703,145
first subordinate, Series A, 6.50%, 8/01/44	14,750,000	13,484,008

Franklin Tax-Free Trust
Statement of Investments, May 31, 2014 (unaudited) (continued)
first subordinate, Series C, 5.50%, 8/01/40	25,000,000	20,121,750
		501,745,168
U.S. Virgin Islands 0.6%
Virgin Islands PFAR,
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/24	555,000	612,393
senior lien, Refunding, Series B, 5.00%, 10/01/25	1,500,000	1,642,695
sub. lien, Refunding, Series C, 5.00%, 10/01/19	9,145,000	10,449,443
sub. lien, Refunding, Series C, 5.00%, 10/01/22	10,000,000	11,138,500
Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.625%, 10/01/29	18,380,000	20,700,291
Virgin Islands Matching Fund Loan Note, Working Capital, sub. lien, Refunding, Series B, 5.25%, 10/01/29	5,750,000	6,367,780
		50,911,102
Total U.S. Territories		665,392,555
Total Municipal Bonds before Short Term Investments (Cost $7,122,323,215)		7,724,082,944
Short Term Investments 3.1%
Municipal Bonds 3.1%
Connecticut 0.2%
[g]Connecticut State Health and Educational Facilities Authority Revenue, Yale University Issue, Series V-1, Daily VRDN and
Put, 0.03%, 7/01/36	12,740,000	12,740,000
Florida 0.6%
[g]Gainesville City Utilities System Revenue, Refunding, Series B, Daily VRDN and Put, 0.07%, 10/01/42	50,270,000	50,270,000
Georgia 0.5%
[g]Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle Project, Refunding, First Series, Daily VRDN
and Put, 0.05%, 7/01/49	41,720,000	41,720,000
Louisiana 0.0%†
[g]Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop LLC Project, First Stage, ACES, Refunding,
Series A, Daily VRDN and Put, 0.08%, 9/01/17	3,000,000	3,000,000
Maryland 0.1%
[g]Montgomery County GO, Consolidated Public Improvement, BAN, Refunding, Series A, Daily VRDN and Put, 0.05%,
6/01/26	10,555,000	10,555,000
Michigan 0.5%
[g]University of Michigan Revenue, General, Series A, Daily VRDN and Put, 0.04%, 4/01/38	42,025,000	42,025,000
New York 0.4%
[g]New York City GO, Fiscal 2008, Series L, Sub Series L-6, Daily VRDN and Put, 0.05%, 4/01/32	27,640,000	27,640,000
North Carolina 0.8%
[g]The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System,
Refunding, Series B, Daily VRDN and Put, 0.06%, 1/15/38	18,110,000	18,110,000
Series H, Daily VRDN and Put, 0.06%, 1/15/45	29,485,000	29,485,000
[g]North Carolina State Medical Care Commission Hospital Revenue, Moses Cone Health System, Series B, Daily VRDN and
Put, 0.06%, 10/01/35	16,400,000	16,400,000
		63,995,000
Total Short Term Investments (Cost $251,945,000)		251,945,000
Total Investments (Cost $7,374,268,215) 97.6%		7,976,027,944
Other Assets, less Liabilities 2.4%		198,741,794
Net Assets 100.0%		$8,174,769,738

† Rounds to less than 0.1% of net assets.
a Security has been deemed illiquid because it may not be able to be sold within seven days. At May 31, 2014, the aggregate value of these securities was $49,671,304, representing 0.61% of net assets.
b Defaulted security or security for which income has been deemed uncollectible.
c At May 31, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

Franklin Tax-Free Trust
Statement of Investments, May 31, 2014 (unaudited) (continued)
d The bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
e The Internal Revenue Service is examining the bond and has proposed that the income generated by the bond is taxable. The issuer of the bond is seeking relief under IRS procedures. Until the matter is finalized, the Fund will continue to recognize interest income earned on the bond as tax-exempt. The Trust’s management believes that the final outcome of this matter will not have a material adverse impact to the Fund and/or its shareholders.
f Security purchased on a when-issued basis.
g Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS
Selected Portfolio

1915 Act	-	Improvement Bond Act of 1915
ACA	-	American Capital Access Holdings Inc.
ACES	-	Adjustable Convertible Exempt Security
AD	-	Assessment District
AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BAN	-	Bond Anticipation Note
CDA	-	Community Development Authority/Agency
CDD	-	Community Development District
CDR	-	Community Development Revenue
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
EDC	-	Economic Development Corp.
EDR	-	Economic Development Revenue
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
HFAR	-	Housing Finance Authority Revenue
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
IDAR	-	Industrial Development Authority Revenue
IDB	-	Industrial Development Bond/Board
IDBR	-	Industrial Development Board Revenue
MAC	-	Municipal Assurance Corp.
MFR	-	Multi-Family Revenue
MTA	-	Metropolitan Transit Authority
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
PCC	-	Pollution Control Corp.
PCFA	-	Pollution Control Financing Authority
PCR	-	Pollution Control Revenue
PFA	-	Public Financing Authority
PFAR	-	Public Financing Authority Revenue
RDA	-	Redevelopment Agency/Authority
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited)

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.5%
Alabama 4.5%
Birmingham Airport Authority Airport Revenue, AGMC Insured, 5.50%, 7/01/40	$20,000,000	$22,067,800
Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.25%, 1/01/39	5,000,000	5,508,950
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty,
5.00%,
8/01/30	5,250,000	5,858,108
8/01/37	5,000,000	5,420,700
Houston County Health Care Authority Revenue, Series A, AMBAC Insured, 5.125%,
10/01/24	5,855,000	5,962,498
10/01/25	6,065,000	6,152,275
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, 5.125%, 4/01/38	10,865,000	11,475,504
Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured, 5.00%, 12/01/35	9,100,000	9,388,925
Orange Beach Water Sewer and Fire Protection Authority Revenue, NATL Insured, Pre-Refunded, 5.00%, 5/15/35	3,665,000	3,832,124
Pell City GO, wts.,
Refunding, XLCA Insured, 5.00%, 2/01/24	995,000	1,047,267
XLCA Insured, 5.00%, 2/01/34	5,195,000	5,294,848
XLCA Insured, Pre-Refunded, 5.00%, 2/01/24	25,000	26,934
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	8,090,000	8,840,509
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student Housing LLC, University of
Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38	5,000,000	5,577,800
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured, 5.00%, 9/01/41	5,000,000	5,071,550
		101,525,792
Alaska 0.5%
Alaska Energy Authority Power Revenue, Bradley Lake Project, Refunding, NATL Insured, 6.25%, 7/01/21	5,000	5,019
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured Guaranty, 6.00%, 9/01/32	10,000,000	11,898,500
		11,903,519
Arizona 2.8%
Arizona State COP, Department of Administration,
Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	9,527,735
Series A, AGMC Insured, 5.25%, 10/01/28	10,000,000	11,167,100
Series A, AGMC Insured, 5.00%, 10/01/29	5,000,000	5,473,100
Series B, AGMC Insured, 5.00%, 10/01/27	8,000,000	8,750,480
Downtown Phoenix Hotel Corp. Revenue, Subordinate, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/36	6,450,000	6,520,756
Maricopa County IDA Hospital System Revenue, Samaritan Health Services, Series A, NATL Insured, ETM, 7.00%, 12/01/16	300,000	321,726
Pima County Sewer System Revenue, Obligations, Assured Guaranty, 5.00%, 7/01/25	7,000,000	8,040,060
Tucson Water System Revenue, Series B, AGMC Insured, 5.00%, 7/01/32	12,000,000	13,124,640
		62,925,597
Arkansas 0.4%
Benton Regional Public Water Authority Water Revenue, Refunding and Improvement, XLCA Insured, 5.00%, 10/01/35	5,230,000	5,512,629
Board of Trustees of the University of Arkansas Revenue, Various Facility, Fayetteville Campus, AMBAC Insured, 5.00%,
11/01/36	3,205,000	3,448,773
		8,961,402
California 10.0%
California State GO,
Refunding, AMBAC Insured, 5.00%, 2/01/33	1,250,000	1,253,762
Refunding, NATL Insured, 5.00%, 10/01/32	20,000	20,061
Various Purpose, AGMC Insured, 6.00%, 4/01/38	30,000,000	35,371,200
Various Purpose, Refunding, NATL Insured, 4.75%, 3/01/35	20,855,000	21,411,620
California State Public Works Board Lease Revenue, Various Capital Projects,
Series A, AGMC Insured, 5.00%, 4/01/28	13,030,000	14,786,314
Series A, AGMC Insured, 5.00%, 4/01/29	21,000,000	23,597,490
Series G, Sub Series G-1, Assured Guaranty, 5.25%, 10/01/24	5,000,000	5,936,300
California State University Revenue, Systemwide, Series A, AGMC Insured, 5.00%, 11/01/39	10,000,000	10,755,100
Colton Joint USD, GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured Guaranty, 5.375%,
8/01/34	10,000,000	11,051,300
East Side UHSD Santa Clara County GO, Election of 2008, Series B, Assured Guaranty, 5.25%, 8/01/35	23,800,000	25,983,650
Los Angeles USD, GO, Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/32	32,565,000	36,206,093
Montebello USD, GO, Election of 2004, Series A-1, Assured Guaranty, 5.25%, 8/01/34	5,000,000	5,594,600

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured Guaranty, 5.75%,
8/01/29	13,315,000	15,250,868
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Refunding, Series A, NATL Insured, 5.25%, 1/15/30	4,000,000	4,000,800
San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%, 8/01/22	10,000,000	10,560,900
Val Verde USD, COP, School Construction Project,
Refunding, Series B, NATL RE, FGIC Insured, 5.00%, 1/01/35	1,680,000	1,686,081
Series B, FGIC Insured, Pre-Refunded, 5.00%, 1/01/35	820,000	842,944
		224,309,083
Colorado 3.0%
Colorado State Board of Governors University Enterprise System Revenue, Series A, NATL RE, FGIC Insured,
5.00%, 3/01/37	1,350,000	1,430,001
Pre-Refunded, 5.00%, 3/01/37	8,650,000	9,700,975
Colorado State Health Facilities Authority Revenue,
Catholic Health Initiatives, Series C-7, AGMC Insured, 5.00%, 9/01/36	20,000,000	21,004,200
Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	10,000,000	10,611,300
Denver City and County Airport System Revenue, Series C, NATL Insured, ETM, 6.125%, 11/15/25	3,590,000	4,668,292
Denver City and County Airport System Revenue, Series C, NATL Insured, Pre-Refunded, 6.125%, 11/15/25	4,410,000	4,422,789
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%, 12/01/35	15,000,000	15,185,850
		67,023,407
Connecticut 0.3%
Connecticut State Health and Educational Facilities Authority Revenue, Child Care Facilities Program, Series G, Assured
Guaranty, 6.00%, 7/01/38	5,000,000	5,446,950

District of Columbia 0.9%
District of Columbia Hospital Revenue, Children's Hospital Obligated Group Issue, Sub Series 1, AGMC Insured, 5.45%,
7/15/35	19,075,000	20,164,183

Florida 6.2%
Brevard County Local Option Fuel Tax Revenue, NATL RE, FGIC Insured, 5.00%,
8/01/32	12,440,000	12,970,068
8/01/37	13,000,000	13,412,620
Broward County HFAR,
5.65%, 11/01/22	405,000	405,433
5.70%, 11/01/29	225,000	225,180
Broward County School Board COP, Master Lease Purchase Agreement, Series A, AGMC Insured, 5.00%, 7/01/30	2,000,000	2,075,660
Cape Coral Water and Sewer Revenue, AMBAC Insured, 5.00%, 10/01/36	2,000,000	2,086,820
Celebration CDD Special Assessment, Series B, NATL Insured, 5.50%, 5/01/19	90,000	90,316
Coral Gables Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group, AGMC Insured,
Pre-Refunded, 5.00%, 8/15/29	1,000,000	1,009,560
Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, AGMC Insured, 5.75%, 9/01/29	1,890,000	1,891,569
Deltona Utility System Revenue, Refunding, AGMC Insured, 5.125%, 10/01/39	5,000,000	5,519,950
Florida Gulf Coast University FICO Capital Improvement Revenue, Housing Project, Series A, NATL Insured, 5.00%, 2/01/37	10,000,000	10,284,900
Florida HFAR, Spinnaker Cove Apartments, Series G, AMBAC Insured, 6.50%, 7/01/36	1,600,000	1,601,104
Florida State Correctional Privatization Commission COP, Series B, AMBAC Insured, 5.00%, 8/01/25	2,000,000	2,014,120
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30	1,150,000	1,177,071
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, NATL Insured, 5.00%, 7/01/26	1,670,000	1,734,095
Indian Trail Water Control District Improvement Revenue, NATL Insured, 5.75%, 8/01/16	520,000	522,033
Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30	2,080,000	2,121,974
Lee County Airport Revenue, Refunding, AGMC Insured, 5.00%, 10/01/33	3,530,000	3,603,777
Lee Memorial Health System Hospital Revenue, Series A, AMBAC Insured, 5.00%,
4/01/32	1,460,000	1,515,159
4/01/37	11,000,000	11,219,780
Leon County COP, AMBAC Insured, 5.00%, 7/01/25	8,935,000	9,647,834
Maitland CDA Revenue, AMBAC Insured, 5.00%, 7/01/34	2,595,000	2,684,398
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, AGMC Insured, 5.50%,
11/15/42	3,800,000	4,070,370
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	3,000,000	3,008,280
Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas,
Refunding, Series A, CIFG Insured, 5.00%, 10/01/38	1,625,000	1,691,657
Series B, NATL RE, FGIC Insured, 5.00%, 10/01/30	3,500,000	3,539,130
Miami-Dade County GO, Building Better Communities Program, NATL RE, FGIC Insured, 5.00%, 7/01/33	2,000,000	2,091,260
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured, 5.00%, 6/01/31	1,650,000	1,686,878
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Series A, NATL RE, FGIC Insured, 5.00%,
5/01/25	5,000,000	5,365,900

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Orange County Health Facilities Authority Hospital Revenue, Orlando Regional Healthcare System, Refunding, Series B,
AGMC Insured, 5.00%, 12/01/32	7,000,000	7,402,220
Pembroke Pines Public Improvement Revenue,
Series A, AMBAC Insured, 5.00%, 10/01/29	2,000,000	2,012,960
Series B, AMBAC Insured, 5.00%, 10/01/34	2,000,000	2,012,440
Pinellas County Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	610,000	611,757
Polk County Public Facilities Revenue, NATL Insured, Pre-Refunded, 5.00%, 12/01/33	2,000,000	2,141,040
Polk County Utility System Revenue, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 10/01/30	1,000,000	1,015,750
Port Orange GO, NATL Insured, 5.00%, 4/01/33	1,755,000	1,854,368
Port St. Lucie Utility System Revenue, NATL Insured, 5.00%, 9/01/34	8,420,000	8,464,963
Sumter County School District Revenue, Multi-District Loan Program, AGMC Insured, ETM, 7.15%, 11/01/15	245,000	268,202
Sunrise Utilities System Revenue,
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	860,000	1,025,326
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,140,000	1,294,447
University of Central Florida Athletics Assn. Inc. COP, Series A, NATL RE, FGIC Insured, 5.00%,
10/01/27	1,000,000	1,011,440
10/01/30	1,485,000	1,497,964
		139,879,773
Georgia 4.9%
Albany Dougherty Payroll Development Authority Revenue, Darton College Project, Assured Guaranty, 5.75%, 6/15/41	5,550,000	6,297,752
Atlanta Airport General Revenue, Series A, AGMC Insured, 5.00%, 1/01/40	9,215,000	9,803,654
Atlanta Water and Wastewater Revenue,
AGMC Insured, 5.00%, 11/01/37	15,000,000	15,201,450
Refunding, Series B, AGMC Insured, 5.375%, 11/01/39	23,000,000	25,357,500
Brunswick Water and Sewer Revenue, Improvement, NATL Insured, ETM, 6.10%, 10/01/14	545,000	555,529
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing Foundation Four,
Assured Guaranty, 5.25%, 7/01/33	14,825,000	16,142,646
Cherokee County Water and Sewerage Authority Revenue, NATL Insured, 6.90%, 8/01/18	15,000	15,067
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty, 5.50%, 9/01/37	6,450,000	7,218,389
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation III LLC Project, Series A,
Assured Guaranty, 5.00%, 6/15/38	9,250,000	9,761,432
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System Inc. Project,
Refunding, AGMC Insured, 5.00%, 8/01/41	7,500,000	7,905,450
Savannah EDA Revenue, SSU Community Development I LLC Project, Series I, Assured Guaranty, 5.75%, 6/15/41	10,000,000	11,202,100
		109,460,969
Illinois 7.9%
Chicago Board of Education GO, Refunding, Series C, Assured Guaranty, 5.25%, 12/01/26	12,575,000	13,531,077
Chicago GO, Refunding, Series A, AGMC Insured, 5.00%,
1/01/28	29,885,000	31,624,606
1/01/29	13,345,000	14,039,607
1/01/30	6,200,000	6,503,738
Chicago O'Hare International Airport Revenue,
General, third lien, Series C, AGMC Insured, 5.25%, 1/01/35	26,635,000	28,710,666
Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	24,915,000	26,916,671
Illinois State Finance Authority Revenue,
Edward Hospital, Series A, AMBAC Insured, 5.50%, 2/01/40	4,000,000	4,115,600
Southern Illinois HealthCare, AGMC Insured, 5.375%, 3/01/35	8,500,000	8,999,800
Illinois State GO,
AGMC Insured, 5.00%, 3/01/26	4,000,000	4,397,920
AGMC Insured, 5.00%, 3/01/27	11,500,000	12,578,700
Refunding, AGMC Insured, 5.00%, 1/01/23	10,000,000	11,019,500
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20	265,000	315,106
Saline Valley Conservancy District Waterworks Revenue, Saline Valley Conservancy District, Refunding, Series A, AMBAC
Insured, 5.00%, 1/01/41	7,000,000	7,233,170
St. Clair County School District No. 189 East St. Louis GO, Alternate Revenue Source, Refunding, AMBAC Insured, 5.125%,
1/01/28	7,135,000	7,406,915
		177,393,076
Indiana 0.6%
Indiana Health and Educational Facility Financing Authority Revenue, Sisters of St. Francis Health Services Inc. Obligated
Group, Refunding, Series E, AGMC Insured, 5.25%, 5/15/41	3,750,000	3,997,538

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A, Assured Guaranty, 5.50%,
1/01/38	8,650,000	9,367,690
		13,365,228
Kentucky 0.5%
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, NATL Insured, 5.00%,
9/01/37	10,000,000	10,750,800

Louisiana 2.7%
Lafayette Public Trust Financing Authority Revenue, Ragin' Cajun Facilities, Housing and Package Project, Assured
Guaranty,
5.00%, 10/01/25	5,500,000	6,220,555
5.50%, 10/01/41	15,000,000	16,403,250
Louisiana Local Government Environmental Facilities and CDA Revenue,
LCTCS Facilities Corp. Project, Series B, Assured Guaranty, 5.00%, 10/01/26	2,750,000	2,943,160
Southeastern Louisiana University, Series A, AGMC Insured, 5.00%, 10/01/40	8,545,000	9,155,967
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series C-2, Assured Guaranty, 6.75%, 6/01/26	21,000,000	24,844,050
		59,566,982
Maine 1.1%
Maine State Educational Loan Authority Student Loan Revenue, Supplemental Education Loan Program, Series A-3,
Assured Guaranty, 5.875%, 12/01/39	13,205,000	14,376,283
Portland Airport Revenue, General, AGMC Insured,
5.25%, 1/01/35	3,000,000	3,213,510
5.00%, 1/01/40	6,000,000	6,343,080
		23,932,873
Maryland 0.4%
Maryland State Health and Higher Educational Facilities Authority Revenue,
LifeBridge Health Issue, Refunding, Assured Guaranty, 5.00%, 7/01/34	9,000,000	9,302,490
University of Maryland Medical System Issue, Series B, NATL RE, FGIC Insured, 7.00%, 7/01/22	190,000	230,265
		9,532,755
Massachusetts 2.5%
Massachusetts State Development Finance Agency Revenue, Worcester Polytechnic Institute Issue, NATL Insured, 5.00%,
9/01/47	25,050,000	25,957,311
Massachusetts State Health and Educational Facilities Authority Revenue,
CareGroup Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/25	750,000	874,582
Emmanuel College Issue, NATL Insured, 5.00%, 7/01/37	21,685,000	22,160,986
Harvard Pilgrim Health Care Issue, Series A, AGMC Insured, 5.00%, 7/01/18	3,000,000	3,005,160
Simmons College Issue, Series C, NATL Insured, 5.125%, 10/01/28	4,260,000	4,274,143
		56,272,182
Michigan 7.8%
Birmingham City School District GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 11/01/33	8,135,000	8,297,700
Detroit GO, Series A-1, NATL Insured, 5.00%, 4/01/21	12,390,000	11,025,118
Detroit Sewage Disposal System Revenue,
second lien, Series B, NATL Insured, 5.00%, 7/01/36	15,000,000	14,724,150
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/32	2,905,000	2,894,629
senior lien, Series B, AGMC Insured, 7.50%, 7/01/33	6,000,000	6,583,080
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, AGMC
Insured, 5.00%, 7/01/39	10,000,000	9,817,300
Detroit Water Supply System Revenue,
second lien, Series B, AGMC Insured, 7.00%, 7/01/36	5,000,000	5,457,150
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	7,040,000	6,978,118
senior lien, Series A, NATL Insured, 5.00%, 7/01/34	10,150,000	10,149,492
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Refunding, Series C, Assured
Guaranty, 5.00%, 6/01/26	15,000,000	16,047,600
Michigan State Building Authority Revenue, Refunding, Series IA,
AGMC Insured, 5.00%, 10/15/36	28,895,000	30,809,872
NATL RE, FGIC Insured, 5.00%, 10/15/36	10,000,000	10,662,700
Michigan State Hospital Finance Authority Revenue,
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	13,000,000	13,101,270
Trinity Health Credit Group, Series A, 6.50%, 12/01/33	25,000,000	28,821,500

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison Co. Pollution Control Bonds Project, Refunding,
Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	250,000	313,208
		175,682,887
Minnesota 0.7%
Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue, sub. bond, Refunding, Series A, AMBAC Insured,
5.00%, 1/01/35	15,000,000	15,246,150
Minnesota Agricultural and Economic Development Board Revenue, Health Care System, Fairview Hospital and Healthcare
Services, Refunding, Series A, NATL Insured, 5.75%, 11/15/26	180,000	180,558
		15,426,708
Mississippi 0.5%
Mississippi Development Bank Special Obligation Revenue, Municipal Energy Agency, Series A, XLCA Insured, 5.00%,
3/01/36	10,915,000	11,214,835

Missouri 1.0%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue, Metrolink Cross
County Extension Project, Assured Guaranty, 5.00%, 10/01/39	6,000,000	6,415,440
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, St. Luke's Health System, Series B,
AGMC Insured, 5.50%, 11/15/35	15,000,000	16,186,800
		22,602,240
Nebraska 0.1%
Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1, NATL Insured, ETM, 6.70%, 6/01/22	2,325,000	2,845,661

Nevada 1.5%
Clark County GO, Series A, AMBAC Insured, 6.50%, 6/01/17	250,000	290,588
Clark County Passenger Facility Charge Revenue, Las Vegas, McCarran International Airport, Series A,
AGMC Insured, 5.25%, 7/01/42	5,000,000	5,371,400
Assured Guaranty, 5.25%, 7/01/39	20,000,000	21,485,600
Reno Hospital Revenue, Washoe Medical Center Project, Refunding, Series C, AGMC Insured, 5.375%, 6/01/39	5,000,000	5,227,500
		32,375,088
New Hampshire 0.3%
Manchester GARB, General, Refunding, Series A, AGMC Insured, 5.125%, 1/01/30	6,000,000	6,367,020

New Jersey 2.1%
New Jersey EDA Revenue,
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29	3,450,000	3,464,628
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34	21,250,000	21,320,975
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	4,000,000	4,007,960
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Series A,
6.00%, 12/15/38	9,620,000	11,306,097
Pre-Refunded, 6.00%, 12/15/38	5,380,000	6,571,293
New Jersey State Turnpike Authority Turnpike Revenue, Series C, AMBAC Insured,
6.50%, 1/01/16	35,000	38,378
ETM, 6.50%, 1/01/16	20,000	21,957
ETM, 6.50%, 1/01/16	15,000	16,455
Pre-Refunded, 6.50%, 1/01/16	75,000	78,092
		46,825,835
New York 5.3%
Hudson Yards Infrastructure Corp. Revenue, Series A, AGMC Insured, 5.00%, 2/15/47	16,475,000	17,443,565
MTA Revenue, Transportation, Series A, AGMC Insured, 5.00%, 11/15/33	20,000,000	21,675,800
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General Resolution,
Refunding,
Series AA, 5.00%, 6/15/44	21,550,000	23,395,111
Series GG, 5.00%, 6/15/43	25,000,000	27,140,500
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2012, Series S-1, Sub Series S-1A, 5.25%,
7/15/37	25,000,000	27,916,500
		117,571,476
North Carolina 0.4%
Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/40	7,915,000	8,737,052

North Dakota 1.5%
Cass County Health Care Facilities Revenue, Essentia Health Obligated Group, Series D, Assured Guaranty, 5.00%, 2/15/40	31,970,000	32,923,665

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Ohio 2.9%
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	9,500,000	10,387,870
Hamilton County Healthcare Revenue, Christ Hospital Project, AGMC Insured, 5.00%, 6/01/42	22,500,000	23,789,475
Jefferson Area Local School District GO, School Facilities Construction and Improvement, NATL RE, FGIC Insured, Pre-
Refunded, 5.00%, 12/01/31	4,085,000	4,279,160
Ohio State Higher Educational Facility Commission Revenue, Summa Health System, 2010 Project, Refunding, Assured
Guaranty, 5.25%, 11/15/40	15,000,000	15,853,200
Ohio State Hospital Facility Revenue, University Hospital Health System, Refunding, Series A, AGMC Insured, 5.00%,
1/15/41	7,000,000	7,394,100
Reynoldsburg City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/31	4,000,000	4,065,160
		65,768,965
Oklahoma 0.0%†
McGee Creek Authority Water Revenue, NATL Insured, 6.00%, 1/01/23	280,000	315,608

Oregon 0.2%
Medford Hospital Facilities Authority Revenue, Asante Health System, Series A, Assured Guaranty, 5.00%, 8/15/40	4,935,000	5,156,384

Pennsylvania 5.6%
Allegheny County Sanitary Authority Sewer Revenue, Build America Mutual Assurance, 5.25%, 12/01/44	5,000,000	5,510,350
Bucks County Water and Sewer Authority Water System Revenue, AGMC Insured, 5.00%,
12/01/33	5,500,000	6,062,375
12/01/37	10,520,000	11,457,963
12/01/41	5,110,000	5,530,757
Centre County Hospital Authority Hospital Revenue, Mount Nittany Medical Center Project, Assured Guaranty, Pre-
Refunded,
5.875%, 11/15/29	1,000,000	1,025,580
6.125%, 11/15/39	3,000,000	3,080,100
6.25%, 11/15/44	2,500,000	2,568,150
Delaware River Port Authority Revenue, Series D, AGMC Insured, 5.00%, 1/01/40	15,000,000	16,161,750
Lackawanna County GO, Series B, AGMC Insured, 5.00%, 9/01/35	7,500,000	7,685,175
Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%, 9/01/19	500,000	599,835
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia Project, Refunding,
Series B, AGMC Insured, 4.75%, 6/01/30	6,000,000	6,328,620
Pennsylvania State Turnpike Commission Turnpike Revenue,
AGMC Insured, 6.00%, 12/01/41	10,000,000	10,832,800
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	10,000,000	11,230,100
Series A, Assured Guaranty, 5.00%, 6/01/39	10,000,000	10,615,600
Philadelphia Gas Works Revenue, 1998 General Ordinance, Fourth Series, AGMC Insured, 5.00%, 8/01/32	4,000,000	4,007,480
Philadelphia Water and Wastewater Revenue, Series C, AGMC Insured, 5.00%, 8/01/40	7,000,000	7,536,690
Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14	25,000	25,432
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Refunding, Series B, Assured
Guaranty, 5.375%, 7/01/35	15,000,000	16,027,050
		126,285,807
Rhode Island 1.7%
Rhode Island State Clean Water Finance Agency Revenue, Cranston Wastewater Treatment System, NATL Insured, 5.80%,
9/01/22	7,785,000	7,792,551
Rhode Island State EDC Special Facility Revenue, first lien, Rhode Island Airport Corp. Project, CIFG Insured, 5.00%,
7/01/31	5,720,000	5,825,763
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue, Board of Governors for Higher
Education, University of Rhode Island, Auxiliary Enterprise Issue, Series B, AGMC Insured, 5.00%,
9/15/30	7,535,000	8,323,387
9/15/35	4,500,000	4,887,945
9/15/40	10,270,000	11,053,293
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligated Group Issue,
Refunding, NATL Insured, 5.75%, 5/15/23	100,000	100,128
		37,983,067
South Carolina 2.3%
Piedmont Municipal Power Agency Electric Revenue, Refunding, NATL RE, FGIC Insured, 6.25%, 1/01/21	200,000	248,360
Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program, Series A, AGMC Insured, ETM,
7.125%, 7/01/17	1,025,000	1,127,623
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase, School District of Pickens
County Project, AGMC Insured, 5.00%, 12/01/31	17,800,000	19,028,734
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%, 8/01/35	20,000,000	20,564,000

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Spartanburg Water System Revenue, Assured Guaranty, 5.00%, 6/01/39	6,000,000	6,514,800
Woodruff Roebuck Water District Water System Revenue, Improvement, Refunding, AGMC Insured, 5.00%, 6/01/40	3,000,000	3,206,190
		50,689,707
South Dakota 0.2%
Brookings COP, Refunding, AMBAC Insured, 5.10%, 12/01/18	3,375,000	3,377,261
South Dakota Lease Revenue, Series A, AGMC Insured, 6.75%, 12/15/16	880,000	927,186
		4,304,447
Tennessee 0.4%
Johnson City Health and Educational Facilities Board Hospital Revenue, Johnson City Medical Center Hospital,
Improvement,
NATL Insured, ETM, 5.25%, 7/01/28	8,500,000	8,504,760
Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	390,000	390,776
		8,895,536
Texas 5.7%
Coastal Bend Health Facilities Development Corp. Revenue, Series B, AMBAC Insured, ETM, 6.30%, 1/01/17	3,820,000	4,033,614
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.25%, 2/15/37	10,250,000	10,914,098
Harris County Houston Sports Authority Revenue, senior lien, Series G, NATL Insured, 5.25%, 11/15/30	21,325,000	21,334,383
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	20,000,000	21,808,800
Palestine ISD, GO, Anderson County, School Building, Assured Guaranty, 5.50%, 2/15/39	12,530,000	14,425,664
Port Neches-Groves ISD, GO, Jefferson County, Unlimited Tax School Building, Assured Guaranty, 5.00%, 2/15/34	11,375,000	12,469,957
San Antonio Airport System Revenue, Improvement, Passenger Facility Charge, sub. lien, Refunding and Improvement,
AGMC Insured, 5.375%, 7/01/40	5,000,000	5,434,750
San Marcos Electric Utility System Revenue, Hays Caldwell and Guadalupe Counties, Build America Mutual Assurance,
5.00%, 11/01/33	6,300,000	6,658,281
Tarrant County Health Facilities Development Corp. Health Systems Revenue, Harris Methodist Health System, NATL
Insured, ETM, 6.00%, 9/01/24	3,250,000	3,951,415
Texas State Transportation Commission Turnpike System Revenue, first tier, Refunding, Series A,
AGMC Insured, 5.00%, 8/15/41	16,000,000	17,131,040
Build America Mutual Assurance, 5.00%, 8/15/41	9,665,000	10,383,206
		128,545,208
Utah 0.0%†
Provo Electric System Revenue, Series A, AMBAC Insured, ETM, 10.375%, 9/15/15	25,000	26,837

Virginia 0.5%
Chesterfield County EDA Revenue, Bon Secours Health System Inc., Series C-2, Assured Guaranty, 5.00%, 11/01/42	8,000,000	8,489,840
Middle River Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%, 5/15/28	3,510,000	3,555,068
		12,044,908
Washington 1.5%
King County Sewer Revenue, Refunding, Second Series, AGMC Insured, 5.00%, 1/01/36	5,000,000	5,382,400
Snohomish County PUD No. 1 Electric Revenue, Generation System, FGIC Insured, ETM, 6.65%, 1/01/16	2,375,000	2,463,374
Washington State Health Care Facilities Authority Revenue,
MultiCare Health System, Series B, Assured Guaranty, 6.00%, 8/15/39	1,500,000	1,762,320
Providence Health and Services, Refunding, Series D, AGMC Insured, 5.25%, 10/01/33	18,000,000	19,514,880
Virginia Mason Medical Center, Series B, NATL Insured, 5.00%, 2/15/27	5,165,000	5,405,121
		34,528,095
West Virginia 0.6%
Shepherd University Board of Governors Revenue, Residence Facilities Projects, NATL Insured, 5.00%, 6/01/35	7,445,000	7,655,023
West Virginia State Water Development Authority Water Development Revenue, Loan Program II, Refunding, Series A-II,
NATL RE, FGIC Insured, 5.00%, 11/01/36	5,000,000	5,217,850
		12,872,873
Wisconsin 1.2%
Superior Limited Obligation Revenue, Midwest Energy Resources, Refunding, Series E, NATL RE, FGIC Insured, 6.90%,
8/01/21	3,000,000	3,668,400
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/36	20,000,000	23,466,400
		27,134,800
U.S. Territories 4.3%
Puerto Rico 3.1%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, Assured Guaranty, 5.125%,
7/01/47	10,000,000	9,622,300

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Refunding, Series CC, AGMC
Insured, 5.25%,
7/01/32	5,000,000	4,874,500
7/01/36	8,870,000	8,610,109
Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Series A, Assured Guaranty, 5.00%, 8/01/40	10,000,000	9,536,500
First Subordinate, Series C, AGMC Insured, 5.125%, 8/01/42	20,000,000	19,319,400
Refunding, Senior Series C, 5.00%, 8/01/46	20,890,000	17,926,336
		69,889,145
U.S. Virgin Islands 1.2%
Virgin Islands PFAR, Matching Fund Loan Notes, senior lien, AGMC Insured, 5.00%, 10/01/29	23,000,000	25,421,900

Total U.S. Territories		95,311,045
Total Municipal Bonds (Cost $2,059,697,839) 97.5%		2,184,850,326
Other Assets, less Liabilities 2.5%		57,024,494
Net Assets 100.0%		$2,241,874,820

† Rounds to less than 0.1% of net assets.

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
CDA	-	Community Development Authority/Agency
CDD	-	Community Development District
CIFG	-	CDC IXIS Financial Guaranty
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
EDC	-	Economic Development Corp.
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GARB	-	General Airport Revenue Bonds
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
HFAR	-	Housing Finance Authority Revenue
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Bond/Board
ISD	-	Independent School District
MFMR	-	Multi-Family Mortgage Revenue
MTA	-	Metropolitan Transit Authority
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PFAR	-	Public Financing Authority Revenue
PUD	-	Public Utility District
RDA	-	Redevelopment Agency/Authority
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited)
Franklin Kentucky Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.5%
Kentucky 91.6%
Boone County PCR, Collateralized, Dayton Power and Light Co. Project, Refunding, Series A, FGIC Insured, 4.70%, 1/01/28	$3,000,000	$3,054,120
Bowling Green GO, Project, Series A, 5.00%, 6/01/38	5,000,000	5,517,850
Boyle County Revenue, Refunding and College Improvement, Assured Guaranty, 5.00%, 6/01/32	1,500,000	1,568,595
Campbell and Kenton Counties Sanitation District No. 1 Sanitation District Revenue, NATL Insured, 5.00%, 8/01/37	2,500,000	2,647,950
Campbell County School District Finance Corp. School Building Revenue, AGMC Insured, 5.00%, 8/01/26	2,845,000	2,973,281
Christian County Hospital Revenue, Jennie Stuart Medical Center Inc., Refunding, Assured Guaranty, 5.50%, 2/01/36	3,000,000	3,135,990
Fayette County School District Finance Corp. School Building Revenue, Refunding, Series A, 5.00%, 10/01/25	1,380,000	1,643,828
Glasgow Healthcare Revenue, T.J. Samson Community Hospital Project, 6.45%, 2/01/41	2,000,000	2,236,280
Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects, Refunding, Series A, NATL
Insured, 6.10%, 1/01/24	265,000	265,416
Jefferson County School District Finance Corp. School Building Revenue, Series A, NATL Insured, 4.75%, 6/01/27	2,440,000	2,662,162
Kentucky Area Development Districts Financing Trust Lease Acquisition Program COP, Series L, XLCA Insured, 5.00%,
11/01/29	1,000,000	1,050,300
Kentucky Economic Development Finance Authority Hospital Revenue, Baptist Healthcare System Obligated Group, 5.25%,
8/15/46	5,000,000	5,393,700
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena Authority Inc., Sub
Series A-1, Assured Guaranty, 6.00%, 12/01/33	2,000,000	2,118,980
Kentucky Economic Development Finance Authority Revenue, Catholic Health, Refunding, Series A, 5.00%, 5/01/29	5,670,000	6,087,369
Kentucky Rural Water Finance Corp. Public Project Revenue, Multimodal, Flexible Term Program,
Series A, 5.00%, 2/01/26	485,000	486,023
Series I, 5.00%, 2/01/34	1,010,000	1,016,242
Kentucky State Housing Corp. Conduit MFHR, Collateral Mortgage Loan, Country Place Apartments Project, GNMA
Secured,
5.00%, 4/20/40	2,280,000	2,362,012
5.25%, 4/20/45	1,850,000	1,935,452
Kentucky State Housing Corp. Housing Revenue, Series A, 4.60%, 7/01/32	2,000,000	2,022,420
Kentucky State Infrastructure Authority Revenue, Wastewater and Drinking Water Revolving Fund, Series A, 5.00%,
2/01/28	2,000,000	2,351,040
2/01/31	4,190,000	4,865,135
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, NATL Insured, 5.00%,
9/01/32	5,000,000	5,448,650
9/01/37	3,250,000	3,494,010
Kentucky State Property and Buildings Commission Revenues, Project No. 90, Refunding, 5.50%, 11/01/28	5,000,000	5,831,400
Kentucky State Turnpike Authority Economic Development Road Revenue, Revitalization Projects,
Refunding, Series A, 5.00%, 7/01/28	1,000,000	1,130,220
Refunding, Series A, 5.00%, 7/01/29	1,000,000	1,152,430
Refunding, Series A, 5.00%, 7/01/30	2,500,000	2,866,275
Series A, 5.00%, 7/01/32	2,000,000	2,296,840
Lexington-Fayette Urban County Airport Board Revenue, General Airport, Refunding,
Series A, 5.00%, 7/01/27	2,000,000	2,204,780
Series B, 5.00%, 7/01/29	1,185,000	1,331,217
Lexington-Fayette Urban County Government Public Facilities Corp. Lease Revenue, Eastern State Hospital Project,
Refunding, Series A, 5.25%, 6/01/32	3,000,000	3,276,420
Louisville and Jefferson County Metropolitan Sewer District Sewer and Drainage System Revenue, Series A, AMBAC
Insured, 5.00%, 5/15/36	1,000,000	1,054,640
Louisville Regional Airport Authority Airport System Revenue, AGMC Insured, 5.50%, 7/01/38	3,000,000	3,142,290
Louisville/Jefferson County Metro Government College Revenue, Bellarmine University Project, Refunding and
Improvement, Series A, 6.00%, 5/01/38	2,500,000	2,628,350
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and St. Mary's HealthCare Inc.
Project, Pre-Refunded, 6.125%, 2/01/37	2,000,000	2,382,380
Louisville/Jefferson County Metro Government Industrial Building Revenue, Sisters of Mercy of the Americas, Regional
Community of Cincinnati Obligated Group, 5.00%, 10/01/35	1,500,000	1,523,910
Louisville/Jefferson County Metro Government Parking Authority Revenue, first mortgage, Series A, 5.375%, 12/01/39	1,995,000	2,245,073
Louisville/Jefferson County Metro Government Student Housing Industrial Building Revenue, University of Louisville, Phase
III Project, Series A, AMBAC Insured, 5.00%, 6/01/34	3,755,000	3,824,505
Murray Hospital Facilities Revenue, Murray, Calloway County Public Hospital Corp. Project, 6.375%, 8/01/40	2,500,000	2,671,875
Owen County Waterworks System Revenue, American Water Co. Project,
Series A, 6.25%, 6/01/39	2,000,000	2,235,340
Series A, 5.375%, 6/01/40	2,000,000	2,139,720
Series B, 5.625%, 9/01/39	2,000,000	2,162,000
Owensboro GO, Public Project, 5.00%, 4/01/41	5,440,000	5,893,533
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, 5.25%, 10/01/35	6,500,000	7,012,655

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Pikeville Hospital Revenue, Pikeville Medical Center, Refunding and Improvement, 6.50%, 3/01/41	2,875,000	3,273,992
Princeton Electric Plant Board Revenue, Series A, Assured Guaranty, 5.00%, 11/01/37	1,500,000	1,609,950
Pulaski County Public Properties Corp. First Mortgage Revenue, AOC Judicial Facility, Refunding, 6.00%, 12/01/28	1,000,000	1,145,540
Russell Revenue, Bon Secours Health System Inc., Refunding, 5.00%, 11/01/26	5,000,000	5,619,550
Trimble County Environmental Facilities Revenue,
Kentucky Utilities Co. Project, Series A, AMBAC Insured, 6.00%, 3/01/37	5,000,000	5,407,700
Louisville Gas and Electric Co. Project, Refunding, Series A, AMBAC Insured, 4.60%, 6/01/33	3,750,000	3,827,700
University of Louisville Revenue, General Receipts, Series A, 5.00%, 9/01/28	2,220,000	2,567,963
Warren County Hospital Facility Revenue,
Bowling Green, Warren County, Series A, 5.00%, 10/01/33	1,750,000	1,902,495
Community Hospital Corp. Project, Refunding, Series A, 5.00%, 8/01/29	1,000,000	1,036,490
Western Kentucky University Revenue, General Receipts, Series A, 5.00%, 5/01/32	1,625,000	1,823,071
		151,557,109
U.S. Territories 5.9%
Puerto Rico 5.9%
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.375%, 5/15/33	1,375,000	1,375,110
Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.125%, 7/01/31	3,125,000	2,275,156
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series N, 5.00%, 7/01/32	3,000,000	2,083,530
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series C, 5.50%, 8/01/40	5,000,000	4,024,350
		9,758,146
Total Municipal Bonds before Short Term Investments (Cost $153,417,896)		161,315,255
Short Term Investments 1.1%
Municipal Bonds 1.1%
Kentucky 1.1%
[a]Kentucky Economic Development Finance Authority Hospital Revenue, Baptist Healthcare System Obligated Group,
Refunding, Series B-1, Daily VRDN and Put, 0.07%, 8/15/38	1,000,000	1,000,000
[a]Shelby County Lease Revenue, Series A, Daily VRDN and Put, 0.07%, 9/01/34	900,000	900,000
Total Short Term Investments (Cost $1,900,000)		1,900,000
Total Investments (Cost $155,317,896) 98.6%		163,215,255

Other Assets, less Liabilities 1.4%		2,269,146
Net Assets 100.0%		$165,484,401

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
COP	-	Certificate of Participation
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Public Financial Guarantee Corp.
PBA	-	Public Building Authority
PCR	-	Pollution Control Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited)

Franklin Louisiana Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.7%
Louisiana 88.3%
Alexandria Sales and Use Tax Revenue, 5.00%,
8/01/26	$1,710,000	$1,981,753
8/01/27	1,790,000	2,068,936
8/01/28	1,875,000	2,160,600
Alexandria Utilities Revenue, Series A, 5.00%, 5/01/38	10,000,000	10,844,300
Bossier City Utilities Revenue, BHAC Insured, 5.50%, 10/01/33	5,000,000	5,777,600
Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese State University Student Housing, Cowboy
Facilities Inc. Project, Refunding, AGMC Insured, 5.00%, 5/01/29	2,050,000	2,172,057
Calcasieu Parish School District No. 23 GO, Public School, Refunding, Series A, 5.00%, 2/15/29	1,380,000	1,532,311
East Baton Rouge Mortgage Finance Authority SFMR, MBS Program,
Refunding, Series A-3, GNMA Secured, 5.00%, 10/01/28	485,000	487,823
Series A-2, GNMA Secured, 5.10%, 10/01/40	340,000	344,345
East Baton Rouge Parish Park and Recreation District GO, AGMC Insured, Pre-Refunded, 5.00%, 5/01/25	3,325,000	3,470,369
East Baton Rouge Parish Sales Tax Revenue,
Public Improvement, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 2/01/24	2,000,000	2,063,400
Road and Street Improvement, Assured Guaranty, 5.25%, 8/01/28	1,000,000	1,131,760
Road and Street Improvement, Assured Guaranty, 5.50%, 8/01/30	1,700,000	1,931,217
East Baton Rouge Sewerage Commission Revenue, Refunding, Series A, 5.25%,
2/01/34	2,500,000	2,787,650
2/01/39	6,500,000	7,214,740
England District Sub-District No. 1 Revenue, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 8/15/19	5,000,000	5,289,950
Jefferson Parish Hospital Service District No.1 Hospital Revenue, West Jefferson Medical Center, Refunding, Series A,
6.00%, 1/01/39	3,105,000	3,438,104
Jefferson Parish West Jefferson Park and Community Center Revenue, NATL Insured, 5.00%, 10/01/29	2,925,000	2,971,069
Kenner Consolidated Sewerage District Revenue, AGMC Insured, 5.00%, 11/01/36	4,000,000	4,264,680
Kenner Sales Tax Revenue, Refunding, Series A, 5.00%, 6/01/33	8,605,000	9,460,939
Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27	5,000,000	5,572,950
Lafayette Public Improvement Sales Tax Revenue, 5.00%, 3/01/36	1,865,000	1,991,186
Lafayette Public Power Authority Electric Revenue, NATL Insured, 5.00%, 11/01/32	5,000,000	5,338,300
Lafayette Public Trust Financing Authority Revenue,
Ragin' Cajun Facilities Inc. Housing and Parking Project, Assured Guaranty, 5.25%, 10/01/30	4,000,000	4,427,360
Ragin' Cajun Facilities Inc. Project, Assured Guaranty, 5.75%, 10/01/29	750,000	819,105
Ragin' Cajun Facilities Inc. Project, Assured Guaranty, 6.00%, 10/01/34	1,750,000	1,908,375
Ragin' Cajun Facilities Inc. Project, Assured Guaranty, 6.00%, 10/01/38	1,335,000	1,449,169
Lafayette Utilities Revenue,
5.00%, 11/01/33	5,000,000	5,606,800
NATL Insured, Pre-Refunded, 5.00%, 11/01/28	5,000,000	5,098,950
Louisiana HFA, SFMR, Home Ownership Program,
Series A, GNMA Secured, 5.50%, 6/01/40	2,800,000	2,816,884
Series B, GNMA Secured, 6.125%, 12/01/33	540,000	575,386
Louisiana Local Government Environmental Facilities and CDA Revenue,
Ascension Parish Library Projects, AMBAC Insured, Pre-Refunded, 5.25%, 4/01/29	1,000,000	1,041,770
Delta Campus Facilities Corp. Project, Assured Guaranty, 5.50%, 10/01/27	5,000,000	5,827,550
East Ascension Consolidated Gravity Drainage District No. 1 Project, Refunding, AMBAC Insured, 5.00%, 12/01/37	5,370,000	5,656,221
East Ascension Consolidated Gravity Drainage District No. 1 Project, Refunding, AMBAC Insured, 5.00%, 12/01/44	8,870,000	9,311,726
Independence Stadium Project, Refunding, 5.25%, 3/01/30	8,845,000	9,294,149
Lake Charles Public Improvements Project, AMBAC Insured, 5.00%, 5/01/27	1,000,000	1,094,130
Monroe Regional Airport Terminal Project, Assured Guaranty, 5.50%, 2/01/39	2,000,000	2,156,760
Shreveport Airport Cargo Project, Series C, Assured Guaranty, 6.75%, 1/01/24	2,620,000	2,898,794
Shreveport Airport Cargo Project, Series C, Assured Guaranty, 7.00%, 1/01/33	2,500,000	2,734,125
sub. lien, East Baton Rouge Sewerage Commission Projects, Series A, 5.00%, 2/01/34	2,550,000	2,827,975
Louisiana Public Facilities Authority Hospital Revenue,
Franciscan Missionaries of Our Lady Health System Project, Series A, 6.75%, 7/01/39	3,500,000	4,005,365
Lafayette General Medical Center Project, Refunding, 5.50%, 11/01/40	5,000,000	5,238,150
Touro Infirmary Project, Series A, 5.625%, 8/15/29	3,435,000	3,436,305
Louisiana Public Facilities Authority Revenue,
Archdiocese of New Orleans Project, Refunding, CIFG Insured, 5.00%, 7/01/31	6,000,000	6,244,080
Black and Gold Facilities Project, Series A, CIFG Insured, 5.00%, 7/01/30	5,000,000	4,771,200
CHRISTUS Health, Refunding, Series B, Assured Guaranty, 6.50%, 7/01/30	5,000,000	5,742,750
Entergy Louisiana LLC Project, Refunding, 5.00%, 6/01/30	5,000,000	5,100,750

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Loyola University Project, 5.00%, 10/01/39	5,000,000	5,310,600
Loyola University Project, 5.00%, 10/01/41	5,000,000	5,307,950
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	5,000,000	5,886,400
Ochsner Clinic Foundation Project, Refunding, Series A, 5.375%, 5/15/43	5,000,000	5,243,100
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/27	3,990,000	4,264,632
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	2,500,000	3,228,950
Tulane University of Louisiana Project, Series B, 5.00%, 10/01/37	5,540,000	6,038,545
Louisiana State Citizens Property Insurance Corp. Assessment Revenue,
Series B, AMBAC Insured, 5.00%, 6/01/23	5,000,000	5,367,700
Series C-2, Assured Guaranty, 6.75%, 6/01/26	5,000,000	5,915,250
Louisiana State Gasoline and Fuels Tax Revenue,
second lien, Refunding, Series C-1, 5.00%, 5/01/43	5,000,000	5,501,250
Series A, AGMC Insured, 5.00%, 5/01/31	13,000,000	13,893,360
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/01/35	2,300,000	2,400,556
Louisiana State GO, Match, Series B, Assured Guaranty, Pre-Refunded, 5.00%,
7/15/24	3,475,000	3,816,558
7/15/25	1,765,000	1,938,482
Louisiana State Highway Improvement Revenue, Series A, 5.00%, 6/15/30	2,860,000	3,256,139
Louisiana State Local Government Environmental Facilities and CDA Revenue,
Denham Springs Sewer District No. 1 Project, Assured Guaranty, 5.00%, 12/01/39	3,750,000	4,015,275
Jefferson Parish Projects, Refunding, Series A, 5.375%, 4/01/31	2,000,000	2,183,620
Livingston Parish Road Project, AMBAC Insured, Pre-Refunded, 5.00%, 3/01/21	3,540,000	3,830,740
McNeese State University Student Parking, Cowboys Facilities Inc. Project, AGMC Insured, 5.00%, 3/01/36	1,800,000	1,899,090
Louisiana State Transportation Authority Revenue, Refunding, Series A, 5.00%, 8/15/38	4,500,000	5,045,490
Louisiana State Unclaimed Property Special Revenue, Series I-49 Project, 5.00%, 9/01/33	5,860,000	6,490,067
Louisiana State University and Agricultural and Mechanical College Revenue, Board of Supervisors, Auxiliary,
5.00%, 7/01/37	4,000,000	4,378,280
NATL RE, FGIC Insured, 5.00%, 7/01/31	3,000,000	3,180,090
Refunding, Series A, 5.00%, 7/01/40	5,000,000	5,317,050
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty, 6.00%, 1/01/23	2,000,000	2,293,340
New Orleans GO,
Drainage System, AMBAC Insured, 5.00%, 12/01/18	1,000,000	1,001,590
Public Improvement, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/29	1,485,000	1,522,066
Radian Insured, 5.125%, 12/01/30	10,055,000	10,803,193
New Orleans Sewage Service Revenue, Refunding, Assured Guaranty, 6.25%, 6/01/29	500,000	563,205
Port of New Orleans Board of Commissioners Port Facility Revenue, Refunding, Assured Guaranty, 5.125%, 4/01/38	5,000,000	5,104,850
Shreveport GO, 5.00%, 8/01/29	4,790,000	5,276,329
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	5,000,000	5,234,650
St. Tammany Parish Utilities Revenue, Series B,
5.50%, 8/01/35	2,650,000	3,084,626
5.00%, 8/01/44	3,290,000	3,493,651
Terrebonne Parish Sales and Use Tax Revenue, Morganza Levee Improvement, Series ST, AGMC Insured, 5.00%, 4/01/32	2,265,000	2,450,979
		338,917,521
U.S. Territories 10.4%
Puerto Rico 9.4%
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series A-4, AGMC Insured, 5.25%, 7/01/30	5,000,000	5,019,100
Series A, 5.00%, 7/01/33	615,000	434,264
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue, Refunding, Series L, NATL
Insured, 5.25%, 7/01/35	10,000,000	9,428,200
Puerto Rico Electric Power Authority Power Revenue,
Series CCC, 5.25%, 7/01/27	5,000,000	3,200,950
Series WW, 5.25%, 7/01/33	6,450,000	3,870,129
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A,
6.375%, 8/01/39	10,000,000	9,121,600
5.50%, 8/01/42	6,000,000	4,794,120
		35,868,363
U.S. Virgin Islands 1.0%
Virgin Islands PFAR, Matching Fund Loan Note, sub. lien, Series B, 5.00%, 10/01/25	3,500,000	3,889,760

Total U.S. Territories		39,758,123
Total Municipal Bonds (Cost $360,744,811) 98.7%		378,675,644

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Other Assets, less Liabilities 1.3%	5,064,522
Net Assets 100.0%	$383,740,166

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
CDA	-	Community Development Authority/Agency
CIFG	-	CDC IXIS Financial Guaranty
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GARB	-	General Airport Revenue Bond
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
MBS	-	Mortgage-Backed Security
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PFAR	-	Public Financing Authority Revenue
SFMR	-	Single Family Mortgage Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited)
Franklin Maryland Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 95.8%
Maryland 86.3%
Annapolis GO, Refunding, 5.00%, 8/01/31	$1,250,000	$1,454,512
Anne Arundel County GO,
Consolidated General Improvements, Refunding, 5.00%, 4/01/33	3,140,000	3,631,536
Consolidated Water and Sewer, 5.00%, 4/01/41	12,620,000	14,100,705
Refunding, 4.625%, 3/01/32	2,000,000	2,005,040
Anne Arundel County MFR, Glenview Gardens Apartments Project, Mandatory Put 1/01/27, 5.00%, 1/01/28	1,990,000	2,149,538
Baltimore City GO, Consolidated Public Improvement, Refunding, Series B, 5.00%, 10/15/28	500,000	577,870
Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.25%, 9/01/39	10,095,000	10,121,651
Baltimore County GO, Metropolitan District 74th Issue, Refunding, 5.00%, 2/01/32	1,250,000	1,449,537
Baltimore Project Revenue,
sub. bond, Water Projects, Series A, 5.375%, 7/01/34	750,000	829,538
sub. bond, Water Projects, Series A, 5.75%, 7/01/39	1,250,000	1,423,925
Wastewater Projects, AGMC Insured, 5.00%, 7/01/37	5,000,000	5,418,650
Wastewater Projects, Series A, 5.00%, 7/01/38	8,930,000	10,065,807
Wastewater Projects, Series A, 5.00%, 7/01/41	14,435,000	15,876,190
Wastewater Projects, Series A, AGMC Insured, 5.00%, 7/01/38	5,000,000	5,400,700
Wastewater Projects, Series C, 5.125%, 7/01/34	1,835,000	2,008,206
Wastewater Projects, Series C, 5.625%, 7/01/39	2,965,000	3,360,146
Wastewater Projects, Series C, AMBAC Insured, 5.00%, 7/01/31	2,855,000	3,071,752
Wastewater Projects, Series D, AMBAC Insured, 5.00%, 7/01/32	2,120,000	2,330,728
Water Projects, Series A, 5.00%, 7/01/41	7,845,000	8,628,245
Water Projects, Series C, AMBAC Insured, 5.00%, 7/01/32	5,000,000	5,465,500
Baltimore Revenue, Water Projects, Refunding, Series B, 5.00%, 7/01/38	5,000,000	5,635,950
Frederick County Educational Facilities Revenue, Mount St. Mary University, Refunding, 5.625%, 9/01/38	5,000,000	4,983,100
Frederick County GO, Public Improvements, Series A, 5.00%, 3/01/34	8,580,000	9,594,242
Howard County Housing Commission Revenue, Verona Oakland Mills Project, 5.00%, 10/01/28	10,000,000	10,844,400
Maryland Environmental Service Revenue, Mid-Shore II Regional Landfill Project, Refunding, 5.00%, 11/01/30	3,935,000	4,407,672
Maryland State Community Development Administration Department of Housing and CDR, Residential,
Series B, 4.75%, 9/01/39	5,335,000	5,471,576
Series C, 5.375%, 9/01/39	640,000	641,114
Maryland State Community Development Administration Local Government Infrastructure Revenue, Subordinate
Obligations, Refunding, Series B-1, 3.125%, 6/01/32	3,415,000	3,352,608
Maryland State EDC Student Housing Revenue,
Morgan University Project, Refunding, 5.00%, 7/01/27	4,750,000	4,925,417
Salisbury University Project, Refunding, 5.00%, 6/01/34	1,050,000	1,087,684
Senior, Frostburg State University Project, Refunding, 5.00%, 10/01/33	5,000,000	5,115,650
Senior, Morgan State University Project, Refunding, 5.00%, 7/01/34	2,150,000	2,194,290
Senior, Towson University Project, 5.00%, 7/01/27	1,145,000	1,222,505
University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%, 7/01/30	3,245,000	3,251,847
University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%, 7/01/35	3,675,000	3,677,719
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/25	2,500,000	2,679,225
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/28	2,000,000	2,137,260
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/33	9,370,000	9,856,022
University Village at Sheppard Pratt, 5.00%, 7/01/27	1,500,000	1,603,665
University Village at Sheppard Pratt, 5.00%, 7/01/33	2,495,000	2,576,886
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	10,000,000	11,781,500
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Series A, 6.75%, 7/01/29	2,000,000	2,472,600
Anne Arundel Health System Issue, Series A, 6.75%, 7/01/39	2,000,000	2,418,640
Carroll Hospital Center, 5.00%, 7/01/40	6,790,000	7,018,144
Edenwald Issue, Series A, 5.40%, 1/01/31	1,000,000	1,016,810
Goucher College, Refunding, Series A, 5.00%, 7/01/34	1,500,000	1,635,000
Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27	11,000,000	13,312,420
Johns Hopkins Medical Institutions Utilities Program Issue, Series A, 5.00%, 5/15/37	9,395,000	9,488,198
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/31	7,060,000	8,087,583
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/37	5,000,000	5,601,850
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/41	15,000,000	16,693,200
The Johns Hopkins University Issue, Series A, Pre-Refunded, 5.00%, 7/01/38	5,805,000	5,826,072
The Johns Hopkins University Issue, Series B, 5.00%, 7/01/38	5,000,000	5,603,450
LifeBridge Health Issue, Refunding, Assured Guaranty, 5.00%, 7/01/34	10,945,000	11,312,861
LifeBridge Health Issue, Refunding, Assured Guaranty, 4.75%, 7/01/38	10,000,000	10,168,300
LifeBridge Health Issue, Series A, Pre-Refunded, 5.125%, 7/01/34	2,500,000	2,509,225
Loyola College, Series A, 5.00%, 10/01/40	10,050,000	10,383,057

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Loyola University Maryland, Refunding, Series A, 5.00%, 10/01/39	5,275,000	5,707,233
Maryland Institute College of Art, 5.00%, 6/01/35	2,000,000	2,055,680
Maryland Institute College of Art, 5.00%, 6/01/36	6,900,000	7,084,851
Maryland Institute College of Art, 5.00%, 6/01/40	10,000,000	10,118,900
Maryland Institute College of Art, Refunding, 5.00%, 6/01/29	1,000,000	1,085,630
Medstar Health, Series A, 5.00%, 8/15/38	5,000,000	5,337,650
Mercy Medical Center, Series A, 5.00%, 7/01/37	10,000,000	10,377,200
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, AMBAC Insured, 5.00%, 7/01/27	655,000	655,504
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, AMBAC Insured, 5.00%, 7/01/34	5,000,000	5,001,800
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, Refunding, Series B, AMBAC Insured, 5.00%,
7/01/38	6,200,000	6,216,864
Peninsula Regional Medical Center Issue, 5.00%, 7/01/36	6,625,000	6,863,765
Union Hospital Cecil County Issue, 5.00%, 7/01/35	3,015,000	3,070,868
University of Maryland Medical System, Refunding, AMBAC Insured, 5.25%, 7/01/28	15,000,000	16,321,200
University of Maryland Medical System, Series A, 5.00%, 7/01/41	2,500,000	2,579,425
Washington County Hospital Issue, 5.75%, 1/01/38	2,500,000	2,562,225
Western Maryland Health, Refunding, Series A, NATL Insured, 4.75%, 7/01/36	17,120,000	17,263,979
Maryland State Transportation Authority Lease Revenue, Metrorail Parking Project, AMBAC Insured, 5.00%, 7/01/28	3,975,000	3,986,766
Maryland State Transportation Authority Transportation Facilities Projects Revenue, AGMC Insured,
5.00%, 7/01/31	7,455,000	7,482,062
5.00%, 7/01/32	7,165,000	7,191,009
5.00%, 7/01/34	7,500,000	7,527,225
Pre-Refunded, 5.00%, 7/01/27	5,890,000	5,911,381
Montgomery County GO, Consolidated Public Improvement, Refunding, Series A, 4.00%, 11/01/20	8,000,000	9,035,120
Montgomery County Revenue, Department of Liquor Control,
Refunding, Series A, 5.00%, 4/01/27	1,625,000	1,857,570
Refunding, Series A, 5.00%, 4/01/28	2,230,000	2,523,892
Refunding, Series A, 5.00%, 4/01/31	2,470,000	2,745,356
Series A, 5.00%, 4/01/30	1,935,000	2,158,241
Montgomery County Water Quality Protection Charge Revenue, Series A, 5.00%,
4/01/30	1,855,000	2,090,937
4/01/31	1,240,000	1,390,598
Morgan State University Academic and Auxiliary Facilities Fees Revenue, Refunding, 5.00%,
7/01/25	1,190,000	1,380,805
7/01/26	355,000	408,871
7/01/27	750,000	858,578
7/01/29	630,000	712,990
7/01/31	455,000	510,114
Prince George's County COP, Public Safety Communications, 5.00%, 10/01/30	3,160,000	3,533,101
Prince George's County GO, Consolidated Public Improvement, Series A, 5.00%, 9/15/28	3,725,000	4,352,029
Prince George's County IDA Lease Revenue, Upper Marlboro Justice, Series B, NATL Insured, 4.75%, 6/30/30	4,000,000	4,009,360
		481,926,297
District of Columbia 0.5%
Washington State Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%, 7/01/32	2,500,000	2,813,450

U.S. Territories 9.0%
Puerto Rico 8.4%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/38	2,100,000	1,672,986
Puerto Rico Commonwealth GO, Public Improvement, Refunding, AGMC Insured, 5.125%, 7/01/30	1,935,000	1,913,018
Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38	5,000,000	3,141,050
Series XX, 5.25%, 7/01/40	5,000,000	3,000,050
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,
Series K, AGMC Insured, 5.25%, 7/01/27	5,300,000	5,338,531
Series Q, 5.625%, 7/01/39	5,000,000	3,586,500
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 5.75%, 8/01/37	11,425,000	9,671,719
Series A, 6.00%, 8/01/42	18,160,000	15,544,234
Series C, 5.25%, 8/01/41	1,300,000	1,034,228
University of Puerto Rico Revenue, University System, Refunding, Series P, 5.00%, 6/01/30	3,750,000	2,170,088
		47,072,404
U.S. Virgin Islands 0.6%
Virgin Islands PFAR,
Gross Receipts Taxes Loan Note, Refunding, Series A, AGMC Insured, 5.00%, 10/01/22	2,000,000	2,024,740

Franklin Tax-Free Trust
Statement of Investments, May 31, 2014 (unaudited) (continued)
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/29	1,000,000	1,080,830
		3,105,570
Total U.S. Territories		50,177,974
Total Municipal Bonds before Short Term Investments (Cost $523,764,461)		534,917,721
Short Term Investments (Cost $13,230,000) 2.4%
Municipal Bonds 2.4%
Maryland 2.4%
[a]Montgomery County GO, Consolidated Public Improvement, BAN, Refunding, Series A, Daily VRDN and Put, 0.05%,
6/01/26	13,230,000	13,230,000
Total Investments (Cost $536,994,461) 98.2%		548,147,721
Other Assets, less Liabilities 1.8%		10,266,286
Net Assets 100.0%		$558,414,007

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BAN	-	Bond Anticipation Note
CDR	-	Community Development Revenue
COP	-	Certificate of Participation
EDC	-	Economic Development Corp.
ETM	-	Escrow to Maturity
FICO	-	Financing Corp.
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
MFR	-	Multi-Family Revenue
NATL	-	National Public Financial Guarantee Corp.
PBA	-	Public Building Authority
PCR	-	Pollution Control Revenue
PFAR	-	Public Financing Authority Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited)

Franklin Massachusetts Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.4%
Massachusetts 95.2%
Auburn GO, AMBAC Insured, Pre-Refunded, 5.125%, 6/01/24	$1,465,000	$1,465,000
Dudley-Charlton Regional School District GO, Series B, NATL RE, FGIC Insured, 5.25%, 5/01/19	3,140,000	3,621,142
Martha's Vineyard Land Bank Revenue, AMBAC Insured,
4.875%, 5/01/22	2,000,000	2,005,940
5.00%, 5/01/34	7,000,000	7,016,240
Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series C, NATL RE, FGIC Insured,
5.25%, 3/01/15	2,000,000	2,075,580
Massachusetts Bay Transportation Authority Sales Tax Revenue, Senior, Refunding, Series A, 5.25%, 7/01/30	4,000,000	5,041,440
Massachusetts State College Building Authority Project Revenue,
Refunding, Series B, XLCA Insured, 5.50%, 5/01/39	5,000,000	6,683,300
Series A, Assured Guaranty, 5.00%, 5/01/33	10,000,000	10,808,800
Series B, 5.00%, 5/01/40	4,625,000	5,075,013
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Commonwealth Contract
Assistance Secured, Series B, 5.00%, 1/01/35	16,165,000	17,476,628
Massachusetts State Development Finance Agency Revenue,
Boston College Issue, Series P, NATL Insured, 4.75%, 7/01/42	11,000,000	11,452,650
Boston University Issue, Series T-1, AMBAC Insured, 5.00%, 10/01/35	3,600,000	3,740,904
Boston University Issue, Series T-1, AMBAC Insured, 5.00%, 10/01/39	18,630,000	19,309,436
Brandeis University Issue, Series N, 5.00%, 10/01/39	5,000,000	5,368,950
The Broad Institute Issue, Series A, 5.375%, 4/01/41	15,000,000	16,511,850
Massachusetts College of Pharmacy and Allied Health Sciences Issue, Series E, Assured Guaranty, 5.00%, 7/01/31	5,000,000	5,278,000
Massachusetts College of Pharmacy and Allied Health Sciences Issue, Series E, Assured Guaranty, 5.00%, 7/01/37	5,035,000	5,254,727
Northeastern University, Series A, 5.00%, 3/01/44	5,000,000	5,501,550
Partners Healthcare System Issue, Refunding, Series L, 5.00%, 7/01/41	5,000,000	5,463,050
Sterling and Francine Clark Art Institute Issue, 5.00%, 7/01/41	12,900,000	13,926,840
Western New England College Issue, Refunding, Series A, Assured Guaranty, 5.00%, 9/01/33	12,200,000	12,361,894
WGBH Educational Foundation Issue, Refunding, Series A, Assured Guaranty, 5.00%, 1/01/36	15,945,000	16,551,548
Worcester Polytechnic Institute Issue, 4.00%, 9/01/49	4,825,000	4,665,341
Worcester Polytechnic Institute Issue, Refunding, NATL Insured, 5.00%, 9/01/37	12,850,000	13,507,663
Massachusetts State Educational Financing Authority Education Loan Revenue, Issue I,
6.00%, 1/01/28	8,250,000	9,145,125
Refunding, Series A, 5.50%, 1/01/22	3,000,000	3,328,650
Massachusetts State GO, Consolidated Loan,
Series A, AGMC Insured, Pre-Refunded, 5.00%, 3/01/24	5,000,000	5,180,450
Series C, AMBAC Insured, 5.00%, 8/01/37	10,000,000	10,968,300
Massachusetts State Health and Educational Facilities Authority Revenue,
Cable Housing and Health Services Issue, Series A, NATL Insured, 5.25%, 7/01/23	1,000,000	1,000,880
Cape Cod Healthcare Obligated Group, Assured Guaranty, 6.00%, 11/15/28	3,000,000	3,470,340
Cape Cod Healthcare Obligated Group, Assured Guaranty, 5.125%, 11/15/35	3,150,000	3,382,407
Children's Hospital Issue, Series M, 5.25%, 12/01/39	7,000,000	7,852,180
Emmanuel College Issue, NATL Insured, 5.00%, 7/01/37	10,000,000	10,219,500
Lesley University Issue, Series A, Assured Guaranty, 5.25%, 7/01/39	9,350,000	10,305,570
Partners Healthcare System Issue, Refunding, Series J-1, 5.00%, 7/01/39	4,345,000	4,770,462
Southcoast Health System Obligated Group, Series D, 5.00%, 7/01/39	5,500,000	5,760,480
Sterling and Francine Clark Art Institute Issue, Series B, 5.00%, 7/01/40	10,000,000	10,808,500
Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, ETM, 7.00%, 4/01/21	430,000	552,228
Massachusetts State HFAR,
Housing, Refunding, Series A, 3.50%, 12/01/31	5,805,000	5,707,882
Housing, Series A, 3.25%, 12/01/27	4,000,000	3,918,520
Housing, Series C, 5.125%, 12/01/39	1,700,000	1,780,597
Housing, Series C, 5.35%, 12/01/49	4,500,000	4,728,780
Housing, Series D, 5.05%, 6/01/40	4,440,000	4,630,698
Housing, Series F, 2.875%, 12/01/27	2,020,000	1,916,536
Housing, Series F, 3.15%, 12/01/32	3,445,000	3,164,543
Housing, Series F, 3.45%, 12/01/37	1,500,000	1,387,335
SF Housing, Series 159, 4.05%, 12/01/32	12,000,000	12,147,120
SF Housing, Series 162, 3.15%, 12/01/32	10,905,000	10,190,395
Massachusetts State Port Authority Revenue, Series A,
AGMC Insured, 4.50%, 7/01/32	5,590,000	5,776,203
AGMC Insured, 4.50%, 7/01/37	7,935,000	8,122,345

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
AMBAC Insured, 5.00%, 7/01/35	10,000,000	10,389,200
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Senior, Series B, 5.00%, 10/15/41	10,000,000	11,061,600
Series A, AMBAC Insured, 4.75%, 8/15/32	15,000,000	15,978,000
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL RE, FGIC Insured, 5.50%,
1/01/25	10,900,000	13,276,091
1/01/34	16,900,000	20,921,524
Massachusetts State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 4.00%, 6/01/31	5,555,000	5,881,412
Massachusetts State Water Pollution Abatement Trust Revenue, 2012, Pooled Loan Program,
Series 6, 5.50%, 8/01/30	1,005,000	1,008,296
Series 7, 5.125%, 2/01/31	1,900,000	1,905,662
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue, MWRA Program, Refunding,
Sub Series A, 5.75%, 8/01/29	250,000	250,885
Massachusetts State Water Resources Authority Revenue,
General, Refunding, Series B, AGMC Insured, 5.25%, 8/01/28	5,490,000	6,877,268
Series A, AGMC Insured, 4.50%, 8/01/46	5,325,000	5,458,817
Metropolitan Boston Transit Parking Corp. Systemwide Parking Revenue, senior lien,
5.00%, 7/01/41	7,500,000	8,135,850
Refunding, 5.25%, 7/01/36	5,585,000	6,259,556
Monson GO, AMBAC Insured, 5.25%, 11/01/23	1,675,000	1,696,189
Springfield GO, State Qualified Municipal Purpose Loan, AGMC Insured, 4.50%, 8/01/26	2,000,000	2,078,640
University of Massachusetts Building Authority Project Revenue, Senior Series 1, AMBAC Insured, Pre-Refunded, 5.25%,
11/01/29	3,000,000	3,062,430
Worcester GO,
Assured Guaranty, 5.00%, 11/01/37	3,000,000	3,215,070
Municipal Purpose Loan, 3.25%, 11/01/25	3,370,000	3,463,956
Municipal Purpose Loan, 3.50%, 11/01/26	3,000,000	3,092,880
		474,392,838
U.S. Territories 3.2%
Puerto Rico 3.2%
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Refunding, Senior Series C, zero cpn., 8/01/39	24,325,000	4,184,387
Senior Series C, 5.25%, 8/01/40	13,000,000	11,641,110
Total Municipal Bonds (Cost $468,460,190) 98.4%		490,218,335
Other Assets, less Liabilities 1.6%		8,200,279
Net Assets 100.0%		$498,418,614

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
HFAR	-	Housing Finance Authority Revenue
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
SF	-	Single Family
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited)

Franklin Michigan Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 92.9%
Michigan 85.8%
Allendale Public School District GO, School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/37	$11,810,000	$12,527,103
Battle Creek School District GO, School Building and Site, AGMC Insured, 5.00%,
5/01/31	4,000,000	4,348,000
5/01/34	10,165,000	10,998,225
Bay City School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/31	6,000,000	6,264,000
Caledonia Community Schools GO, School Building and Site, NATL Insured, 5.00%, 5/01/26	3,665,000	4,038,573
Central Michigan University Revenue, General, AMBAC Insured, 5.00%, 10/01/34	8,905,000	9,246,418
Chippewa Valley Schools GO, Refunding, 5.00%,
5/01/28	6,075,000	7,049,369
5/01/29	6,425,000	7,395,689
5/01/30	6,420,000	7,346,855
5/01/31	3,000,000	3,403,170
5/01/32	3,500,000	3,979,045
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, 6.00%, 5/01/29	10,000,000	11,038,200
Detroit GO,
Distribution State Aid, 5.00%, 11/01/30	5,000,000	5,361,750
Distribution State Aid, 5.25%, 11/01/35	5,000,000	5,347,150
Series A, Assured Guaranty, 5.00%, 4/01/28	5,000,000	4,683,000
Series A-1, NATL Insured, 5.00%, 4/01/20	10,610,000	9,537,541
Detroit Sewage Disposal System Revenue,
second lien, Series A, NATL Insured, 5.125%, 7/01/33	18,790,000	18,807,663
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/32	5,960,000	5,938,723
senior lien, Series B, AGMC Insured, 7.50%, 7/01/33	6,000,000	6,583,080
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, AGMC
Insured, 5.00%, 7/01/39	5,000,000	4,908,650
Detroit Water Supply System Revenue,
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33	20,000,000	20,030,400
second lien, Series B, NATL Insured, 5.00%, 7/01/34	8,875,000	8,874,556
senior lien, Refunding, Series B, BHAC Insured, 5.25%, 7/01/35	17,500,000	17,748,850
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	38,740,000	38,399,475
senior lien, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/30	11,400,000	11,399,772
Fraser Public School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/30	8,520,000	8,787,102
Grand Rapids Building Authority Revenue, Series A, AMBAC Insured, 5.00%, 10/01/28	3,590,000	3,598,652
Grand Rapids Sanitary Sewer System Revenue, NATL Insured, 5.00%, 1/01/30	4,900,000	5,102,566
Grand Rapids Water Supply System Revenue, Assured Guaranty, 5.10%, 1/01/39	3,000,000	3,230,130
Grand Valley State University Revenue, General,
5.75%, 12/01/34	1,500,000	1,656,900
Refunding, Series A, AGMC Insured, 5.00%, 12/01/28	17,165,000	18,057,580
Refunding, Series A, AGMC Insured, 5.00%, 12/01/33	8,570,000	8,947,509
HealthSource Saginaw Inc. Saginaw County GO, NATL Insured, Pre-Refunded, 5.00%, 5/01/29	4,145,000	4,326,219
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Refunding, Series C, Assured
Guaranty, 5.00%, 6/01/26	10,000,000	10,698,400
Kalamazoo Hospital Finance Authority Hospital Facility Revenue,
Borgess Medical Center, Series A, AMBAC Insured, ETM, 5.625%, 6/01/14	360,000	360,000
Bronson Methodist Hospital, Refunding, Assured Guaranty, 5.25%, 5/15/36	10,000,000	10,601,300
Bronson Methodist Hospital, Refunding, Series B, AGMC Insured, 5.00%, 5/15/26	7,000,000	7,415,660
L'Anse Creuse Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/35	10,000,000	10,320,000
Lansing Board of Water and Light Utility System Revenue, Series A, 5.50%, 7/01/41	10,000,000	11,323,900
Lansing Community College GO, College Building and Site, Refunding, 5.00%, 5/01/32	3,000,000	3,330,300
Lapeer Community Schools GO, School Building and Site, AGMC Insured, 5.00%,
5/01/33	4,400,000	4,759,304
5/01/37	4,325,000	4,584,241
Lenawee County Hospital Finance Authority Hospital Revenue, ProMedica Healthcare Obligated Group, Refunding, Series
B, 6.00%, 11/15/35	5,000,000	5,659,050
Livonia Public Schools School District GO, School Building and Site, Series I, AGMC Insured, 5.00%,
5/01/36	5,725,000	6,181,454
5/01/38	6,000,000	6,473,700
5/01/43	16,850,000	18,010,460
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 6.25%, 10/15/38	15,000,000	17,480,100

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33	4,450,000	4,629,869
Facilities Program, Refunding, Series I-A, 5.00%, 10/15/33	5,000,000	5,552,050
Facilities Program, Refunding, Series I-A, 5.50%, 10/15/45	2,000,000	2,211,100
Facilities Program, Refunding, Series I-A, 5.25%, 10/15/47	5,000,000	5,508,550
Facilities Program, Refunding, Series II, AMBAC Insured, 5.00%, 10/15/33	21,000,000	21,848,820
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/31	15,530,000	16,614,926
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/32	10,000,000	10,686,700
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/36	1,000,000	1,066,270
Michigan State Comprehensive Transportation Revenue, Refunding, AGMC Insured, 5.00%,
5/15/26	4,740,000	5,127,732
5/15/31	8,000,000	8,594,560
Michigan State Finance Authority Revenue,
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/28	5,585,000	6,069,164
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/29	5,865,000	6,354,552
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/30	4,105,000	4,421,331
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/31	2,340,000	2,501,717
Hospital, Oakwood Obligated Group, Refunding, AGMC Insured, 5.00%, 11/01/32	10,005,000	10,617,706
Hospital, Oakwood Obligated Group, Refunding, AGMC Insured, 5.00%, 11/01/42	12,000,000	12,398,760
Hospital, Sparrow Obligated Group, AGMC Insured, 5.00%, 11/15/36	6,500,000	6,918,730
Hospital, Sparrow Obligated Group, AGMC Insured, 5.00%, 11/15/42	8,000,000	8,427,760
State Revolving Fund, Clean Water, 5.00%, 10/01/28	3,000,000	3,460,470
State Revolving Fund, Clean Water, 5.00%, 10/01/29	3,000,000	3,446,130
State Revolving Fund, Clean Water, 5.00%, 10/01/32	2,000,000	2,269,020
Michigan State HDA Rental Housing Revenue, Series A, 5.25%, 10/01/46	1,810,000	1,890,979
Michigan State Hospital Finance Authority Revenue,
Hospital, Sparrow Obligated Group, Refunding, 5.00%, 11/15/31	10,000,000	10,305,800
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/31	8,500,000	8,759,930
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	6,165,000	6,331,578
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	12,465,000	12,562,102
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/26	2,065,000	2,329,940
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/27	2,285,000	2,564,456
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/28	2,615,000	2,897,917
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/35	2,250,000	2,401,020
MidMichigan Obligated Group, Series A, 6.125%, 6/01/39	5,000,000	5,504,950
St. John Health System, Series A, AMBAC Insured, ETM, 5.125%, 5/15/17	11,145,000	11,182,670
Trinity Health Credit Group, Series A, 6.50%, 12/01/33	25,000,000	28,821,500
Trinity Health Credit Group, Series B, 5.00%, 12/01/48	20,000,000	21,146,200
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, 5.25%, 9/15/27	10,000,000	11,097,300
Michigan State Strategic Fund Limited Obligation Revenue,
Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series ET, Sub Series ET-2, 5.50%,
8/01/29	10,000,000	10,942,500
Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	3,000,000	3,758,490
Michigan State University Revenue, General, Refunding, Series C, 5.00%, 2/15/44	14,630,000	15,667,999
Northview Public Schools District GO, School Building and Site, 5.00%, 5/01/41	3,000,000	3,246,540
Oakland University Board of Trustees Revenue, General, 5.00%, 3/01/42	8,770,000	9,324,439
Pinckney Community Schools GO, Counties of Livington and Washtenaw, Refunding, AGMC Insured, 5.00%, 5/01/26	2,955,000	2,962,033
Rockford Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/33	5,000,000	5,369,900
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group,
Refunding, Series D, 5.00%, 9/01/27	3,350,000	3,803,054
Refunding, Series D, 5.00%, 9/01/28	2,500,000	2,822,575
Refunding, Series D, 5.00%, 9/01/39	12,000,000	12,899,400
Series V, Pre-Refunded, 8.25%, 9/01/39	10,000,000	13,042,200
Saginaw City School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/38	10,555,000	11,183,761
Saginaw Valley State University Revenue, General, Refunding, AGMC Insured, 5.00%, 7/01/28	7,050,000	7,553,300
South Redford School District GO, School Building and Site, NATL Insured, 5.00%, 5/01/30	3,500,000	3,619,420
Southfield Library Building Authority GO, Refunding, NATL Insured, 5.00%, 5/01/30	6,535,000	6,757,974
Southfield Public Schools GO, Refunding, NATL Insured, 4.75%, 5/01/29	9,040,000	9,347,089
Sturgis Public School District GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/30	4,715,000	4,884,646
Trenton Public Schools GO, School Building and Site, AGMC Insured, 5.00%,
5/01/31	4,575,000	4,945,026
5/01/38	8,150,000	8,663,124
Warren Consolidated School District GO, School Building and Site, 5.00%, 5/01/32	2,500,000	2,780,750
Wayne Charter County GO,
Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, NATL Insured, 5.25%, 12/01/25	17,000,000	17,021,250
Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, NATL Insured, 5.00%, 12/01/30	10,750,000	10,756,343

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Capital Improvement, Series A, AGMC Insured, 5.00%, 2/01/34	7,640,000	7,792,876
Capital Improvement, Series A, AGMC Insured, 5.00%, 2/01/38	12,135,000	12,316,418
Wayne County Airport Authority Revenue, Detroit Metropolitan Wayne County Airport, Refunding, NATL RE, FGIC Insured,
5.00%,
12/01/27	9,910,000	10,971,460
12/01/28	10,170,000	11,230,223
Wayne State University Revenue, General, Refunding, AGMC Insured, 5.00%,
11/15/28	23,550,000	26,446,179
11/15/35	22,435,000	24,678,724
Western Michigan University Revenue, General, AGMC Insured, 5.00%,
11/15/28	5,500,000	5,932,025
11/15/32	6,410,000	6,763,896
Zeeland Public Schools GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/25	3,350,000	3,476,429
		973,642,086
U.S. Territories 7.1%
Puerto Rico 7.1%
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue, Series D, AGMC Insured,
5.00%, 7/01/32	10,900,000	10,596,108
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 5.375%, 8/01/39	9,000,000	7,163,910
Series A, 6.375%, 8/01/39	10,000,000	9,121,600
Series A, 6.00%, 8/01/42	25,000,000	21,399,000
Series C, 5.50%, 8/01/40	15,000,000	12,073,050
Series C, 5.25%, 8/01/41	25,445,000	20,243,024
		80,596,692
Total Municipal Bonds before Short Term Investments (Cost $1,026,263,279)		1,054,238,778
Short Term Investments (Cost $12,000,000) 1.1%
Municipal Bonds 1.1%
Michigan 1.1%
[a]University of Michigan Revenue, General, Series A, Daily VRDN and Put, 0.04%, 4/01/38	12,000,000	12,000,000

Total Investments (Cost $1,038,263,279) 94.0%		1,066,238,778

Other Assets, less Liabilities 6.0%		68,128,118
Net Assets 100.0%		$1,134,366,896

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
HDA	-	Housing Development Authority/Agency
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited)

Franklin Minnesota Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.6%
Minnesota 96.8%
Alexandria ISD No. 206 GO, School Building, Minnesota School District Credit Enhancement Program, Series A, 5.00%,
2/01/37	$11,700,000	$13,117,338
Anoka County Housing and RDA, GO, Housing Development, Refunding, AMBAC Insured, 4.875%, 2/01/24	425,000	425,000
Anoka County Regional Railroad Authority GO, Series A, XLCA Insured, 4.50%, 2/01/32	11,125,000	11,582,682
Anoka-Hennepin ISD No. 11 GO, Anoka and Hennepin Counties, School Building, Minnesota School District Credit
Enhancement Program, Refunding, Series A, Assured Guaranty, 5.00%, 2/01/20	5,870,000	6,876,118
Bemidji GO, Sales Tax Revenue, Refunding, 5.25%, 2/01/38	12,055,000	13,388,524
Big Lake ISD No. 727 GO, Refunding, Series B, 5.00%,
2/01/23	2,990,000	3,551,492
2/01/24	3,000,000	3,556,440
2/01/25	2,225,000	2,622,318
Blue Earth County EDA Public Project Lease Revenue, Series A, NATL Insured, 4.50%, 12/01/24	1,055,000	1,136,857
Brainerd ISD No. 181 GO, School Building, Refunding, Series A, 4.00%,
2/01/19	5,025,000	5,653,226
2/01/20	5,025,000	5,655,688
Burnsville ISD No. 191 GO, Alternative Facilities, Series A, 3.00%,
2/01/29	1,570,000	1,578,525
2/01/30	2,880,000	2,893,680
Byron ISD No. 531 GO, School Building, Series A, NATL RE, FGIC Insured, 5.00%, 2/01/24	2,015,000	2,029,145
Cambridge ISD No. 911 GO, School Building, Minnesota School District Credit Enhancement Program,
Refunding, Series A, 3.00%, 2/01/27	3,410,000	3,477,893
Refunding, Series A, 3.00%, 2/01/30	5,585,000	5,588,686
Series A, NATL Insured, 4.25%, 2/01/24	1,235,000	1,266,727
Center City Health Care Facilities Revenue, Hazelden Foundation Project, 5.00%, 11/01/41	1,600,000	1,660,512
Central Municipal Power Agency Revenue, Brookings, South East Twin Cities Transmission Project, 5.00%,
1/01/32	1,150,000	1,261,481
1/01/42	1,615,000	1,730,505
Chaska ISD No. 112 GO,
Alternative Facilities, Minnesota School District Credit Enhancement Program, Refunding, Series A, 5.00%, 2/01/20	4,135,000	4,904,896
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 4.00%, 2/01/20	4,475,000	5,012,537
School Building, Series A, NATL Insured, 4.50%, 2/01/28	15,000,000	16,419,300
Chisago County GO, Capital Improvement, Series A, NATL Insured, Pre-Refunded, 4.75%, 2/01/26	2,415,000	2,593,879
Dakota County CDA Governmental Housing Development GO, Senior Housing Facilities, Series A, 5.125%, 1/01/35	2,625,000	2,890,729
Dakota County CDA, SFMR, MBS Program, Series A, GNMA Secured, 4.875%, 12/01/33	1,155,000	1,242,133
Duluth ISD No. 709 COP, Full Term Certificates, Series B,
4.75%, 2/01/25	8,445,000	9,330,205
AGMC Insured, 5.00%, 2/01/28	18,890,000	20,997,746
Edina ISD No. 273 GO, Alternative Facilities, Series A,
2.375%, 2/01/25	2,445,000	2,447,201
2.50%, 2/01/26	3,000,000	2,966,970
Elk River ISD No. 728 GO, School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
AGMC Insured, 4.25%,
2/01/23	3,000,000	3,250,170
2/01/24	5,265,000	5,701,153
Ely Housing and RDAR, Housing Development, Series A, XLCA Insured, 4.50%, 11/01/41	1,530,000	1,555,077
Farmington ISD No. 192 GO, School Building,
Refunding, Series A, AGMC Insured, 4.50%, 2/01/24	5,015,000	5,296,943
Series B, AGMC Insured, 5.00%, 2/01/23	3,000,000	3,095,100
Series B, AGMC Insured, 4.75%, 2/01/27	16,075,000	17,017,156
Fergus Falls ISD No. 544 GO, School Building, Minnesota School District Credit Enhancement Program, Series A, AGMC
Insured, 5.00%, 1/01/25	1,655,000	1,861,412
Fridley ISD No. 014 GO, Fridley Public Schools, Alternative Facilities, Series A, AGMC Insured, 4.375%, 2/01/27	1,040,000	1,109,753
Hennepin County Regional Railroad Authority GO, Refunding, Series A, 4.00%,
12/01/27	2,475,000	2,663,075
12/01/28	1,590,000	1,705,752
Hennepin County Sales Tax Revenue,
first lien, Ballpark Project, Series A, 4.75%, 12/15/37	25,000,000	26,836,750
second lien, Ballpark Project, Series B, 5.00%, 12/15/17	1,740,000	1,976,292
second lien, Ballpark Project, Series B, 5.00%, 12/15/21	5,000,000	5,701,450
Jackson County GO, Capital Improvement Plan, Series A, 3.125%, 2/01/38	3,000,000	2,783,310

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Jordan ISD No. 717 GO, School Building, Series A, 5.00%,
2/01/31	1,460,000	1,681,146
2/01/32	2,000,000	2,291,440
2/01/33	1,700,000	1,938,017
2/01/34	1,805,000	2,051,852
2/01/35	1,000,000	1,133,530
Lakeville GO, Refunding, Series B,
4.00%, 2/01/21	1,000,000	1,130,070
3.00%, 2/01/30	4,690,000	4,709,041
Lakeville ISD No. 194 GO,
Alternative Facilities, Series B, 3.00%, 2/01/25	3,560,000	3,621,018
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/16	5,405,000	5,830,536
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/17	5,750,000	6,387,100
School Building, Refunding, Series D, 4.25%, 2/01/24	7,000,000	7,448,840
Maple Grove GO, Improvement, Refunding, Series A, 4.00%,
2/01/21	2,100,000	2,385,810
2/01/22	2,470,000	2,811,576
Metropolitan Council Minneapolis-St. Paul Metropolitan Area GO, Wastewater, Series B, 4.50%, 12/01/26	5,000,000	5,306,100
Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue, Children's Hospitals and Clinics, Series A-1,
AGMC Insured, 5.00%, 8/15/34	1,000,000	1,063,380
Minneapolis GO, Various Purpose, Refunding, 4.00%, 12/01/25	3,500,000	3,754,170
Minneapolis Health Care System Revenue, Fairview Health Services,
Series B, Assured Guaranty, 6.50%, 11/15/38	35,000,000	40,537,700
Series D, AMBAC Insured, 5.00%, 11/15/34	12,645,000	12,838,595
Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue,
senior bond, Refunding, Series A, 5.00%, 1/01/35	9,295,000	10,348,588
senior bond, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/20	5,400,000	5,979,798
senior bond, Refunding, Series A, BHAC Insured, 5.00%, 1/01/23	14,800,000	16,309,156
senior bond, Refunding, Series A, BHAC Insured, 5.00%, 1/01/26	10,000,000	10,952,600
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/26	1,250,000	1,416,438
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/27	1,500,000	1,689,990
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/28	2,250,000	2,514,060
Minnesota Agricultural and Economic Development Board Revenue,
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%, 2/15/30	14,600,000	15,918,380
Health Care Facilities, Essentia Health Obligated Group, Series E, Assured Guaranty, 5.00%, 2/15/37	20,600,000	21,458,402
Health Care System, Fairview Hospital and Healthcare Services, Refunding, Series A, NATL Insured, 5.75%, 11/15/26	365,000	366,132
Minnesota Public Facilities Authority Clean Water Revenue, Series A, Pre-Refunded, 5.00%, 3/01/24	6,900,000	7,748,424
Minnesota Public Facilities Authority Revolving Fund Revenue, Series C, 5.00%, 3/01/26	16,530,000	19,148,352
Minnesota Public Facilities Authority State Revenue, Refunding, Series A, 5.00%, 3/01/24	17,010,000	21,165,203
Minnesota State 911 Revenue, Public Safety Radio Communication System Project, Assured Guaranty,
4.50%, 6/01/22	1,000,000	1,127,330
4.50%, 6/01/24	3,745,000	4,197,134
5.00%, 6/01/24	3,000,000	3,405,360
Minnesota State Colleges and Universities Revenue, Board of Trustees, Fund,
Refunding, Series A, 5.00%, 10/01/22	1,410,000	1,698,077
Series A, 4.00%, 10/01/24	1,535,000	1,711,924
Series A, 5.00%, 10/01/28	2,135,000	2,468,508
Series A, 4.625%, 10/01/29	6,615,000	7,287,282
Series A, NATL Insured, 5.00%, 10/01/22	1,745,000	1,845,442
Series A, NATL Insured, 5.00%, 10/01/23	1,825,000	1,928,806
Series A, NATL Insured, 5.00%, 10/01/24	1,900,000	2,006,761
Series A, NATL Insured, 5.00%, 10/01/25	1,155,000	1,219,114
Series A, NATL Insured, 5.00%, 10/01/26	1,715,000	1,809,016
Series A, NATL Insured, 5.00%, 10/01/32	5,540,000	5,812,790
Minnesota State General Fund Revenue, Appropriation,
Refunding, Series A, 4.00%, 3/01/26	4,000,000	4,352,200
Refunding, Series A, 3.00%, 3/01/30	2,000,000	1,965,380
Refunding, Series B, 5.00%, 3/01/22	1,530,000	1,846,664
Series A, 5.00%, 6/01/32	7,000,000	8,030,820
Series A, 5.00%, 6/01/38	8,500,000	9,567,005
Minnesota State GO,
Highway and Various Purpose, 5.00%, 8/01/23	3,000,000	3,385,140
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/22	1,000,000	1,129,710
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/25	10,000,000	11,203,900
NATL Insured, 5.00%, 6/01/26	1,650,000	1,785,977

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
NATL Insured, Pre-Refunded, 5.00%, 6/01/26	8,350,000	9,123,461
Various Purpose, Refunding, Series F, 4.00%, 10/01/25	15,000,000	16,967,400
Various Purpose, Refunding, Series H, 5.00%, 11/01/27	2,500,000	2,945,750
Various Purpose, Series A, 4.25%, 12/01/27	5,000,000	5,579,600
Various Purpose, Series A, 4.50%, 12/01/28	15,540,000	17,551,031
Minnesota State HFA Homeownership Finance Revenue, MBS Program,
Series E, GNMA Secured, 4.45%, 7/01/31	4,285,000	4,510,605
Series G, GNMA Secured, 4.00%, 7/01/26	2,185,000	2,337,273
Series G, GNMA Secured, 4.40%, 7/01/32	3,600,000	3,911,868
Minnesota State HFAR,
Nonprofit Housing State Appropriation, 4.00%, 8/01/29	3,675,000	3,890,796
Nonprofit Housing State Appropriation, 5.00%, 8/01/31	2,225,000	2,543,553
Residential Housing Finance, Series E, 4.90%, 7/01/29	9,230,000	9,659,656
Residential Housing Finance, Series E, 5.10%, 1/01/40	8,825,000	9,188,414
Minnesota State Higher Education Facilities Authority Revenue,
Carleton College, Series 7-D, 5.00%, 3/01/40	4,000,000	4,294,200
Macalester College, Series 7-I, 5.00%, 6/01/35	5,000,000	5,632,250
University of St. Thomas, Series 6-X, 5.00%, 4/01/29	2,250,000	2,422,868
University of St. Thomas, Series 6-X, 5.25%, 4/01/39	10,000,000	10,728,200
University of St. Thomas, Series 7-A, 5.00%, 10/01/29	5,420,000	5,957,989
University of St. Thomas, Series 7-A, 5.00%, 10/01/39	4,485,000	4,766,479
Minnesota State Municipal Power Agency Electric Revenue, Series A, 5.25%, 10/01/35	12,000,000	13,096,320
Minnesota State Public Facilities Authority Clean Water Revenue, Series B, 4.75%, 3/01/27	5,000,000	5,444,650
Mounds View ISD No. 621 GO, School Building, Minnesota School District Credit Enhancement Program, Refunding, Series
A, 4.00%, 2/01/20	1,000,000	1,123,570
New Brighton GO, Tax Increment, Series A, NATL Insured, 5.00%, 2/01/32	5,110,000	5,567,294
New Prague ISD No. 721 GO, School Building, Minnesota School District Credit Enhancement Program, Refunding, Series
A, 4.00%,
2/01/22	3,090,000	3,512,619
2/01/23	3,045,000	3,432,933
2/01/24	3,245,000	3,649,781
2/01/25	3,300,000	3,676,794
North Branch Water System Revenue,
AGMC Insured, 4.75%, 8/01/27	1,500,000	1,607,970
Series A, AGMC Insured, 5.00%, 8/01/33	1,325,000	1,397,279
Northern Municipal Power Agency Electric System Revenue,
Refunding, Series A, Assured Guaranty, 5.00%, 1/01/21	1,505,000	1,675,426
Series A, 5.00%, 1/01/30	1,190,000	1,330,563
Series A, AMBAC Insured, 5.00%, 1/01/26	2,000,000	2,179,240
Northfield ISD No. 659 GO, School Building, Refunding, Series A, 4.00%, 2/01/20	3,420,000	3,862,480
Ramsey GO, Capital Improvement Plan, Refunding, Series A,
3.00%, 12/15/28	1,105,000	1,104,989
3.375%, 12/15/31	1,215,000	1,228,304
Robbinsdale ISD No. 281 GO, School Building, Refunding, Series B, 4.00%, 2/01/19	2,660,000	2,961,883
Rochester Electricity Utility Revenue, Series B, 5.00%, 12/01/43	1,000,000	1,120,250
Rochester Health Care Facilities Revenue, Mayo Clinic,
Mandatory Put 11/15/21, Series C, 4.50%, 11/15/38	15,485,000	18,022,991
Series D, 5.00%, 11/15/38	5,000,000	5,512,250
Series E, 5.00%, 11/15/38	20,000,000	22,049,000
Rosemount ISD No. 196 GO, School Building, Refunding, Series C, 4.00%,
2/01/21	1,365,000	1,547,118
2/01/22	2,380,000	2,698,301
Sauk Rapids ISD No. 047 GO, School Building, Refunding, Series A, AGMC Insured,
5.00%, 2/01/22	2,200,000	2,354,924
4.50%, 2/01/25	2,175,000	2,297,648
Scott County GO, Capital Improvement Plan, Series A, AMBAC Insured, 5.00%, 12/01/27	5,590,000	6,322,458
Shakopee ISD No. 720 GO, School Building, Crossover, Refunding, 4.00%, 2/01/26	1,600,000	1,745,376
Southern Minnesota Municipal Power Agency Power Supply System Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/19	5,875,000	5,368,575
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/20	14,035,000	12,348,133
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/23	4,000,000	3,114,360
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/26	5,395,000	3,676,854
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/27	6,600,000	4,276,866
Capital Appreciation, Refunding, Series C, AMBAC Insured, zero cpn., 1/01/18	15,935,000	15,052,520
Refunding, Series A, 5.00%, 1/01/21	1,000,000	1,122,140

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Refunding, Series A, 5.00%, 1/01/22	2,060,000	2,306,850
Refunding, Series A, 5.50%, 1/01/24	1,000,000	1,143,330
Refunding, Series A, 5.25%, 1/01/30	2,000,000	2,203,580
Series A, NATL Insured, Pre-Refunded, 5.75%, 1/01/18	760,000	791,221
Spring Lake Park ISD No. 16 GO, School Building, Series A, AGMC Insured, 5.00%, 2/01/29	4,025,000	4,291,133
St. Cloud Health Care Revenue, CentraCare Health System Project,
Series A, 5.125%, 5/01/30	10,000,000	11,131,000
Series D, Assured Guaranty, 5.375%, 5/01/31	1,000,000	1,105,700
Series D, Assured Guaranty, 5.50%, 5/01/39	27,400,000	29,683,790
St. Michael ISD No. 885 GO,
Refunding, Series A, 4.25%, 2/01/32	10,295,000	11,140,014
School Building, Refunding, Series A, AGMC Insured, 5.00%, 2/01/24	2,735,000	2,875,634
School Building, Series A, AGMC Insured, 4.75%, 2/01/29	5,000,000	5,280,300
St. Paul Housing and RDA Health Care System Revenue, Allina Health System,
Refunding, Series A-1, 5.25%, 11/15/29	5,000,000	5,731,750
Series A, NATL Insured, 5.00%, 11/15/22	5,000,000	5,555,450
St. Paul ISD No. 625 GO, School Building, Minnesota School District Credit Enhancement Program,
Refunding, Series B, 5.00%, 2/01/24	2,925,000	3,518,804
Series A, 3.00%, 2/01/30	1,385,000	1,344,392
Series A, 3.00%, 2/01/31	1,195,000	1,147,821
Series A, AGMC Insured, 5.00%, 2/01/24	1,615,000	1,788,984
Series A, AGMC Insured, 5.00%, 2/01/25	1,675,000	1,855,448
Series A, AGMC Insured, 5.00%, 2/01/26	1,745,000	1,932,989
St. Paul Sales Tax Revenue, sub. bond, Series A, XLCA Insured, 5.00%, 11/01/30	7,360,000	7,786,806
University of Minnesota Regents GO, Series A,
4.00%, 2/01/26	2,425,000	2,690,610
5.25%, 4/01/29	1,000,000	1,151,230
5.125%, 4/01/34	1,000,000	1,112,810
University of Minnesota Regents Revenue, State Supported Biomedical Science Research Facilities Funding Program,
Series B, 5.00%, 8/01/36	5,000,000	5,534,450
Waconia ISD No. 110 GO, School Building, Refunding, Series B, 4.125%, 2/01/22	3,000,000	3,327,780
Watertown ISD No. 111 GO, School Building, Series A, AGMC Insured, 5.00%, 2/01/24	2,725,000	2,862,858
Western Minnesota Municipal Power Agency Revenue,
Refunding, Series A, 5.00%, 1/01/24	5,000,000	6,006,300
Refunding, Series A, 5.00%, 1/01/25	3,370,000	4,016,568
Refunding, Series A, 5.00%, 1/01/29	1,200,000	1,384,176
Series A, AGMC Insured, 5.00%, 1/01/36	6,000,000	6,263,280
Willmar GO, Rice Memorial Hospital Project, Refunding, Series A,
5.00%, 2/01/24	1,100,000	1,277,925
5.00%, 2/01/26	1,325,000	1,521,723
3.00%, 2/01/28	2,150,000	2,109,688
3.00%, 2/01/29	1,000,000	969,870
		990,469,126
U.S. Territories 1.8%
Puerto Rico 1.6%
Puerto Rico Commonwealth GO, Public Improvement, Refunding, AGMC Insured, 5.125%, 7/01/30	275,000	271,876
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y, AGMC Insured, 6.25%,
7/01/21	10,000,000	10,892,000
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, AMBAC Insured, ETM, 5.50%, 8/01/27	1,000,000	1,246,600
Puerto Rico Sales Tax FICO Sales Tax Revenue, Capital Appreciation, Sub Series A, zero cpn., 8/01/34	17,500,000	3,456,600
		15,867,076
U.S. Virgin Islands 0.2%
Virgin Islands PFAR, Gross Receipts Taxes Loan Note, AGMC Insured, 5.25%,
10/01/20	1,160,000	1,175,822
10/01/21	1,000,000	1,013,640
		2,189,462
Total U.S. Territories		18,056,538
Total Municipal Bonds (Cost $941,497,926)		1,008,525,664

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Other Assets, less Liabilities 1.4%	14,600,549
Net Assets 100.0%	$1,023,126,213

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
CDA	-	Community Development Authority/Agency
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
HFAR	-	Housing Finance Authority Revenue
ISD	-	Independent School District
MBS	-	Mortgage-Backed Security
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PFAR	-	Public Financing Authority Revenue
RDA	-	Redevelopment Agency/Authority
RDAR	-	Redevelopment Agency Revenue
SFMR	-	Single Family Mortgage Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited)

Franklin Missouri Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.0%
Missouri 86.9%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue,
Combined Lien, Refunding, Series A, 5.00%, 10/01/33	$14,425,000	$16,387,810
Combined Lien, Refunding, Series A, 5.00%, 10/01/44	10,000,000	10,931,100
Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/35	5,500,000	5,908,430
Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/39	30,300,000	32,397,972
Cape Girardeau County IDA Health Facilities Revenue,
Southeast Missouri Hospital Assn., 5.00%, 6/01/36	7,500,000	7,595,475
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/33	5,000,000	5,360,350
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/37	11,000,000	11,668,800
St. Francis Medical Center, Series A, 5.75%, 6/01/39	3,150,000	3,449,376
Cape Girardeau County IDA Solid Waste Disposal Revenue, Procter and Gamble Paper Products, 5.30%, 5/15/28	6,875,000	6,877,200
Carroll County Public Water Supply District No. 1 Water System Revenue, Refunding,
5.625%, 3/01/34	1,000,000	1,068,790
6.00%, 3/01/39	1,000,000	1,070,590
Columbia Special Obligation Electric Utility Improvement Revenue, Annual Appropriation Obligation, Series A, Pre-
Refunded, 5.75%, 10/01/33	10,290,000	12,020,778
Curators of the University of Missouri System Facilities Revenue,
Refunding, 5.00%, 11/01/27	1,065,000	1,224,590
Series A, Pre-Refunded, 5.00%, 11/01/33	5,000,000	5,735,600
Series A, Pre-Refunded, 5.00%, 11/01/35	20,000,000	22,942,400
System Facilities, Refunding, Series A, 5.00%, 11/01/25	4,150,000	4,412,944
System Facilities, Refunding, Series A, 5.00%, 11/01/26	2,635,000	2,800,030
Ferguson Reorganized School District No. R-2 GO, Missouri Direct Deposit Program, 5.00%, 5/01/24	1,265,000	1,510,296
Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/22	1,000,000	1,024,570
Independence School District GO, Missouri Direct Deposit Program, Series A, 5.00%,
3/01/27	3,300,000	3,689,895
3/01/28	3,000,000	3,339,270
3/01/29	3,000,000	3,322,500
Jackson County Reorganized School District No. 4 Blue Springs GO, Refunding and Improvement, Series A, 5.00%, 3/01/29	4,000,000	4,418,000
Jackson County Special Obligation Revenue, Harry S. Truman Sports Complex Project, AMBAC Insured, 5.00%,
12/01/28	2,400,000	2,596,704
12/01/29	26,925,000	29,097,309
Jefferson County Consolidated School District No. 006 Lease Participation COP, AGMC Insured, Pre-Refunded, 5.00%,
3/01/25	1,050,000	1,087,496
Joplin IDA Health Facilities Revenue, Freeman Health System Project,
5.125%, 2/15/26	6,000,000	6,551,100
5.00%, 2/15/28	1,150,000	1,244,289
5.50%, 2/15/29	2,000,000	2,063,280
5.50%, 2/15/31	2,055,000	2,238,183
5.75%, 2/15/35	2,500,000	2,574,575
Joplin Schools GO, Schools Building, Direct Deposit Program, 5.00%,
3/01/32	1,250,000	1,422,375
3/01/33	2,175,000	2,462,513
Kansas City IDAR,
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/29	5,000,000	5,597,200
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/30	12,000,000	13,344,360
Downtown Redevelopment District, Refunding, Series A, 5.00%, 9/01/32	3,000,000	3,186,810
Kansas City Missouri IDA, AMBAC Insured, 5.00%, 12/01/24	4,470,000	4,992,185
Kansas City Missouri IDA, AMBAC Insured, 4.50%, 12/01/32	5,690,000	5,843,459
Kansas City Missouri IDA, AMBAC Insured, 5.00%, 12/01/32	15,000,000	16,038,900
Kansas City Sanitary Sewer System Revenue,
Improvement and Refunding, Series A, 5.00%, 1/01/37	29,210,000	32,068,491
Series A, 5.25%, 1/01/34	9,500,000	10,449,905
Kansas City Special Obligation Revenue,
Downtown Arena Project, Refunding and Improvement, Series C, 5.125%, 4/01/38	10,000,000	10,754,600
East Village Project, Series B, Assured Guaranty, 5.00%, 4/15/31	6,445,000	7,140,093
Kansas City Water Revenue, Refunding and Improvement, Series A, 5.25%, 12/01/32	12,725,000	14,742,294
Lincoln University Auxiliary System Sub. Revenue, Assured Guaranty, 5.125%, 6/01/37	2,325,000	2,485,983
Metropolitan St. Louis Sewer District Wastewater System Revenue,
Series A, 5.75%, 5/01/38	2,000,000	2,238,540

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Series C, NATL Insured, 5.00%, 5/01/36	22,740,000	24,563,975
Missouri Development Finance Board Cultural Facilities Revenue, Series B, 5.00%, 6/01/37	28,435,000	30,908,845
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan 2 Project, Series A, 6.00%, 1/01/39	15,750,000	16,992,990
Missouri Joint Municipal Electric Utility Commission Power Supply System Revenue, MoPEP Facilities, 5.00%,
1/01/32	3,600,000	3,834,072
1/01/37	3,400,000	3,568,708
Missouri State Board of Public Buildings Special Obligation Revenue, Refunding, Series A, 4.00%, 10/01/25	3,870,000	4,159,631
Missouri State Development Finance Board Infrastructure Facilities Leasehold Revenue, Electric Systems Project, Refunding
and Improvement, Series F, 4.00%, 6/01/37	2,940,000	2,940,000
Missouri State Development Finance Board Revenue,
Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	7,000,000	7,307,790
Independence Missouri Electric System, Dodwood Project, Series A, 5.00%, 6/01/37	5,000,000	5,238,050
Missouri State Development Finance Board Solid Waste Disposal Revenue, Procter and Gamble Paper Product, 5.20%,
3/15/29	3,000,000	3,493,710
Missouri State Environmental Improvement and Energy Resources Authority Water PCR, State Revolving Fund Program,
Series A, 6.55%, 7/01/14	10,000	10,042
Series A, 5.75%, 1/01/16	30,000	30,124
Series B, 5.80%, 1/01/15	15,000	15,061
Series B, 7.20%, 7/01/16	70,000	70,305
Series B, AGMC Insured, 6.05%, 7/01/16	220,000	220,792
Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Control and Drinking Water
Revenue, State Revolving Funds Programs,
Refunding, Series A, 5.00%, 1/01/23	12,500,000	14,533,250
Refunding, Series A, 5.00%, 1/01/24	7,890,000	9,141,748
Refunding, Series A, 5.00%, 1/01/26	2,315,000	2,778,093
Refunding, Series B, 5.50%, 7/01/21	60,000	60,162
Series A, 5.75%, 1/01/29	2,500,000	2,866,600
Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
A.T. Still University of Health Sciences, 5.00%, 10/01/26	3,095,000	3,417,778
A.T. Still University of Health Sciences, 5.25%, 10/01/31	1,200,000	1,295,940
A.T. Still University of Health Sciences, 5.25%, 10/01/41	4,500,000	4,818,465
University of Central Missouri, Series C, 5.00%, 10/01/34	5,000,000	5,487,750
The Washington University, Series A, 5.375%, 3/15/39	16,825,000	19,013,259
The Washington University, Series B, 5.00%, 11/15/37	10,000,000	11,240,600
Webster University Project, Refunding and Improvement, 5.00%, 4/01/36	7,000,000	7,470,120
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
CoxHealth, 5.50%, 11/15/39	14,325,000	15,532,024
CoxHealth, Series A, 5.00%, 11/15/38	11,680,000	12,553,080
CoxHealth, Series A, 5.00%, 11/15/44	2,760,000	2,946,190
Improvement, Jefferson Memorial Hospital, Radian Insured, Pre-Refunded, 5.25%, 8/15/28	4,900,000	4,948,755
Lake Regional Health System, Refunding, 5.00%, 2/15/24	4,000,000	4,339,520
Lake Regional Health System, Refunding, 5.00%, 2/15/34	7,000,000	7,313,110
SSM Health Care, Series B, 5.00%, 6/01/30	16,150,000	17,918,586
SSM Health Care, Series B, 5.00%, 6/01/34	7,000,000	7,650,090
St. Luke's Episcopal, 5.00%, 12/01/34	7,500,000	7,670,775
St. Luke's Health System, Series A, AGMC Insured, 5.50%, 11/15/35	10,000,000	10,791,200
St. Luke's Health System, Series B, AGMC Insured, 5.50%, 11/15/35	6,725,000	7,257,082
Missouri State Health and Educational Facilities Authority Revenue,
Health Facilities, Children's Mercy Hospital, 5.625%, 5/15/39	9,500,000	10,160,060
Senior Living Facilities, Lutheran Senior Services Projects, 5.75%, 2/01/31	1,900,000	2,157,887
Senior Living Facilities, Lutheran Senior Services Projects, 5.375%, 2/01/35	2,520,000	2,701,667
Senior Living Facilities, Lutheran Senior Services Projects, 6.00%, 2/01/41	4,250,000	4,838,115
Senior Living Facilities, Lutheran Senior Services Projects, 5.50%, 2/01/42	8,985,000	9,689,244
Senior Living Facilities, Lutheran Senior Services Projects, Series A, 5.00%, 2/01/25	1,500,000	1,523,790
Senior Living Facilities, Lutheran Senior Services Projects, Series A, 5.375%, 2/01/35	4,655,000	4,728,177
Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%, 2/01/22	3,400,000	3,523,182
Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%, 2/01/27	2,700,000	2,783,187
A T Still University of Health Sciences, 5.00%, 10/01/39	1,250,000	1,346,425
Missouri State Highways and Transit Commission State Road Revenue,
5.00%, 5/01/20	6,875,000	8,077,094
5.00%, 5/01/21	5,000,000	5,866,450
first lien, Series B, 5.00%, 5/01/24	6,005,000	6,551,335
Series A, 5.00%, 5/01/24	1,150,000	1,312,817
Missouri State Housing Development Commission SFMR, Homeownership Loan Program,
Series A-1, GNMA Secured, 4.75%, 9/01/32	420,000	430,403

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Series C, GNMA Secured, 5.00%, 3/01/32	725,000	763,135
Series D, GNMA Secured, 4.70%, 3/01/35	2,195,000	2,340,616
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Plum Point Project, NATL Insured, 5.00%, 1/01/28	5,235,000	5,536,798
Plum Point Project, NATL Insured, 5.00%, 1/01/34	34,945,000	36,285,490
Prairie State Project, Series A, AMBAC Insured, 5.00%, 1/01/42	34,410,000	36,015,226
Monarch-Chesterfield Levee District Revenue, NATL Insured, 5.75%, 3/01/19	1,055,000	1,058,492
Pettis County School District 200 Sedalia Lease COP, Missouri State Assn. of Rural Education, Assured Guaranty, 5.00%,
3/01/27	6,610,000	7,193,597
Riverside-Quindaro Bend Levee District of Platte County Levee Improvement Revenue, L-385 Project, Refunding, Radian
Insured, 5.00%, 3/01/27	5,000,000	5,028,850
Sikeston Electric Revenue, Refunding, 5.00%,
6/01/20	12,525,000	14,079,352
6/01/21	13,130,000	14,890,208
6/01/22	12,570,000	14,335,079
Springfield Public Building Corp. Leasehold Revenue, Springfield Branson Airport, Series A, AMBAC Insured, 5.00%,
7/01/36	5,000,000	5,176,100
Springfield Public Utility Revenue, NATL RE, FGIC Insured, 4.75%, 8/01/34	3,000,000	3,167,460
Springfield School District No. R-12 GO, Missouri Direct Deposit Program,
5.00%, 3/01/33	1,000,000	1,142,820
AGMC Insured, 5.00%, 3/01/26	5,000,000	5,386,000
Springfield Special Obligation Revenue, Sewer System Improvements Project, 5.00%,
4/01/31	1,795,000	2,001,228
4/01/32	1,885,000	2,091,973
St. Joseph IDA Special Obligation Revenue, Sewer System Improvements Project, 5.00%, 4/01/27	2,655,000	2,884,870
St. Louis Airport Revenue, Lambert-St. Louis International Airport,
Refunding, NATL Insured, 5.50%, 7/01/29	13,070,000	15,224,459
Refunding, Series A, AGMC Insured, 5.00%, 7/01/23	14,615,000	15,925,235
Refunding, Series B, AGMC Insured, 5.00%, 7/01/25	9,420,000	10,147,507
Series A-1, 6.125%, 7/01/24	2,000,000	2,348,700
Series A-1, 6.625%, 7/01/34	5,000,000	5,878,100
St. Louis County IDA Senior Living Facilities Revenue,
Friendship Village Chesterfield, 5.00%, 9/01/42	3,165,000	3,117,652
Friendship Village Sunset Hills, Series A, 5.875%, 9/01/43	7,000,000	7,416,360
St. Louis Municipal Finance Corp. Leasehold Revenue, Convention Center Capital Improvement, Series B, Assured
Guaranty, 5.375%, 7/15/38	22,725,000	24,493,687
St. Louis Municipal Finance Corp. Recreation Sales Tax Leasehold Revenue, AMBAC Insured, 5.00%,
2/15/32	8,075,000	8,245,867
2/15/37	7,775,000	7,895,901
		959,536,277
U.S. Territories 10.1%
Guam 0.5%
Guam Power Authority Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/25	5,420,000	6,243,298
Puerto Rico 9.6%
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series A, 6.50%, 7/01/40	7,000,000	5,369,280
Series A, 6.00%, 7/01/38	6,250,000	4,723,563
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%,
7/01/36	9,500,000	10,531,605
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series AAA, 5.25%, 7/01/28	5,000,000	3,195,950
Series WW, 5.50%, 7/01/38	19,320,000	12,137,017
Series XX, 5.75%, 7/01/36	6,000,000	3,844,200
Series XX, 5.25%, 7/01/40	22,750,000	13,650,227
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial
Revenue, Guaynabo Municipal Government Center Project, 5.625%, 7/01/22	2,500,000	1,977,600
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Refunding, Series C, 5.375%, 8/01/36	6,900,000	5,573,613
Series A, 5.50%, 8/01/37	13,760,000	11,313,885
Series A, 5.50%, 8/01/42	7,740,000	6,184,415
Series A, 6.50%, 8/01/44	10,000,000	9,141,700
Series C, 5.50%, 8/01/40	15,000,000	12,073,050

Franklin Tax-Free Trust
Statement of Investments, May 31, 2014 (unaudited) (continued)
Series C, 5.25%, 8/01/41	7,500,000	5,966,700
		105,682,805
Total U.S. Territories		111,926,103
Total Municipal Bonds before Short Term Investments (Cost $1,044,314,386)		1,071,462,380
Short Term Investments (Cost $1,700,000) 0.2%
Municipal Bonds 0.2%
Missouri 0.2%
[a]Missouri State Health and Educational Facilities Authority Educational Facilities Revenue, St. Louis University, Daily VRDN
and Put, 0.06%, 7/01/32	1,700,000	1,700,000
Total Investments (Cost $1,046,014,386) 97.2%		1,073,162,380
Other Assets, less Liabilities 2.8%		31,191,639
Net Assets 100.0%		$1,104,354,019

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
COP	-	Certificate of Participation
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
IDAR	-	Industrial Development Authority Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PCR	-	Pollution Control Revenue
SFMR	-	Single Family Mortgage Revenue

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited)

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.5%
Delaware 0.5%
Delaware River and Bay Authority Revenue, Series A, 5.00%, 1/01/42	$6,000,000	$6,563,880

New Jersey 74.2%
Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project, NATL Insured, ETM, 7.40%,
7/01/16	5,315,000	5,545,193
Bergen County Improvement Authority School District Revenue GO, Wyckoff Township Board of Education Project, Pre-
Refunded, 5.00%, 4/01/32	3,400,000	3,536,476
Bergen County Utilities Authority Water PCR, System, AMBAC Insured, 5.00%, 12/15/31	3,000,000	3,131,280
Bernards Township School District GO, NATL Insured, Pre-Refunded, 5.00%, 7/15/30	10,038,000	10,573,828
Cape May County Industrial PCFA Revenue, Atlantic City Electric Co. Project, Refunding, Series A, NATL Insured, 6.80%,
3/01/21	5,400,000	6,603,120
Egg Harbor Township School District GO, NATL Insured, Pre-Refunded, 5.00%, 4/01/30	3,027,000	3,145,931
Hudson County Improvement Authority Lease Revenue, County Secured, County Services Building Project, AGMC Insured,
5.00%, 4/01/32	3,895,000	4,025,210
Hudson County Improvement Authority Parking Revenue, County-Guaranteed, Harrison Parking Facility Redevelopment
Project, Series C, Assured Guaranty, 5.125%, 1/01/34	2,000,000	2,149,360
Middlesex County COP, NATL Insured, zero cpn., 6/15/24	1,000,000	720,850
Middlesex County Improvement Authority Lease Revenue, County Guaranteed, Regional Educational Services Commission
Projects, 5.25%, 12/15/33	3,000,000	3,316,050
Middlesex County Improvement Authority Revenue, Administration Building Residential Project, FNMA Insured,
5.25%, 7/01/21	715,000	716,337
5.35%, 7/01/34	1,575,000	1,576,764
Morristown Parking Authority Revenue, Guaranteed Parking, NATL Insured, 5.00%,
8/01/30	1,815,000	1,910,650
8/01/33	2,630,000	2,749,270
Mount Olive Township Board of Education GO, NATL Insured, Pre-Refunded, 5.00%, 7/15/29	5,000,000	5,027,600
New Jersey EDA Revenue,
Cigarette Tax, Pre-Refunded, 5.75%, 6/15/34	5,000,000	5,008,650
Cigarette Tax, Refunding, 5.00%, 6/15/24	7,000,000	7,859,670
Cigarette Tax, Refunding, 5.00%, 6/15/28	3,000,000	3,270,960
Cigarette Tax, Refunding, 5.00%, 6/15/29	1,000,000	1,084,530
Cigarette Tax, Refunding, Assured Guaranty, 5.00%, 6/15/22	10,000,000	11,496,900
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC, Series A, 5.875%, 6/01/42	17,950,000	19,637,300
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/27	5,000,000	5,030,150
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29	12,500,000	12,553,000
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34	10,000,000	10,033,400
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	15,000,000	15,029,850
School Facilities Construction, Refunding, Series K, NATL RE, FGIC Insured, 5.25%, 12/15/21	10,000,000	11,952,700
School Facilities Construction, Refunding, Series N-1, NATL RE, FGIC Insured, 5.50%, 9/01/27	8,660,000	10,554,462
School Facilities Construction, Refunding, Series NN, 5.00%, 3/01/30	5,000,000	5,540,500
School Facilities Construction, Series KK, 5.00%, 3/01/38	5,000,000	5,376,900
School Facilities Construction, Series L, AGMC Insured, Pre-Refunded, 5.00%, 3/01/30	3,500,000	3,624,985
School Facilities Construction, Series NN, 5.00%, 3/01/28	5,000,000	5,608,400
School Facilities Construction, Series O, Pre-Refunded, 5.125%, 3/01/28	5,000,000	5,183,150
School Facilities Construction, Series U, AMBAC Insured, 5.00%, 9/01/37	1,790,000	1,868,169
School Facilities Construction, Series U, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/37	3,210,000	3,659,400
School Facilities Construction, Series Y, 5.00%, 9/01/33	6,000,000	6,456,960
School Facilities Construction, Series Z, Assured Guaranty, 5.50%, 12/15/34	1,040,000	1,145,654
School Facilities Construction, Series Z, Assured Guaranty, Pre-Refunded, 5.50%, 12/15/34	1,960,000	2,345,865
School Facilities, Series U, 5.00%, 9/01/37	1,720,000	1,795,112
School Facilities, Series U, Pre-Refunded, 5.00%, 9/01/37	3,280,000	3,739,200
New Jersey EDA State Lease Revenue, Liberty State Park Lease Rental, Refunding, AMBAC Insured, 5.75%, 3/15/20	4,605,000	4,621,486
New Jersey EDA Water Facilities Revenue, New Jersey-American Water Co. Inc. Project, Refunding,
Series A, 5.70%, 10/01/39	10,000,000	10,912,600
Series B, 5.00%, 10/01/39	8,750,000	9,320,937
New Jersey EDA, GO Lease Revenue, Rutgers University,
5.00%, 6/15/46	7,500,000	8,327,700
College Avenue Redevelopment Project, 5.00%, 6/15/38	5,000,000	5,613,400
New Jersey Environmental Infrastructure Trust Revenue, Refunding, Series A-R, 4.00%, 9/01/25	2,000,000	2,298,700

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
New Jersey Health Care Facilities Financing Authority Revenue,
Atlantic Health System Hospital Corp. Issue, 6.00%, 7/01/41	10,600,000	12,269,288
Atlantic Health System Hospital Corp. Issue, Series A, 5.00%, 7/01/27	8,000,000	8,673,200
AtlantiCare Regional Medical Center Issue, Refunding, 5.00%, 7/01/25	4,605,000	4,925,278
AtlantiCare Regional Medical Center Issue, Refunding, 5.00%, 7/01/37	19,490,000	20,602,879
Barnabas Health Issue, Refunding, Series A, 5.625%, 7/01/32	5,500,000	6,088,665
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/31	5,000,000	5,456,600
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/36	5,000,000	5,408,550
Holy Name Hospital Issue, 5.00%, 7/01/36	5,000,000	5,149,600
Hunterdon Medical Center Issue, Series A, 5.125%, 7/01/35	2,000,000	2,046,720
Meridian Health System Obligated Group Issue, Refunding, 5.00%, 7/01/27	2,500,000	2,746,975
Meridian Health System Obligated Group Issue, Tranche I, Assured Guaranty, 5.00%, 7/01/38	9,775,000	10,209,890
Meridian Health System Obligated Group Issue, Tranche II, Assured Guaranty, 5.00%, 7/01/38	13,670,000	14,278,178
Robert Wood Johnson University Hospital Issue, Series A, 5.50%, 7/01/43	4,000,000	4,420,680
Somerset Medical Center Issue, 5.75%, 7/01/28	11,000,000	11,008,030
South Jersey Hospital Issue, 5.00%, 7/01/36	12,000,000	12,178,920
South Jersey Hospital Issue, 5.00%, 7/01/46	27,200,000	27,589,504
St. Barnabas Health Care System Issue, Series A, 5.00%, 7/01/29	7,000,000	7,235,270
St. Luke's Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/31	2,935,000	3,208,454
St. Luke's Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/34	1,500,000	1,615,590
St. Peter's University Hospital Obligated Group Issue, Refunding, 6.00%, 7/01/26	1,000,000	1,105,930
St. Peter's University Hospital Obligated Group Issue, Refunding, 6.25%, 7/01/35	3,400,000	3,642,114
Virtua Health Issue, Series A, Assured Guaranty, 5.50%, 7/01/38	10,000,000	10,720,400
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset Transformation Program,
Series A,
5.75%, 10/01/31	10,000,000	11,519,000
5.25%, 10/01/38	15,000,000	16,075,500
New Jersey Institute of Technology GO, Series A, 5.00%, 7/01/42	7,000,000	7,635,110
New Jersey State COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/29	1,000,000	1,106,290
New Jersey State Educational Facilities Authority Revenue,
The College of New Jersey Issue, Refunding, Series D, AGMC Insured, 5.00%, 7/01/28	5,940,000	6,681,074
The College of New Jersey Issue, Refunding, Series D, AGMC Insured, 5.00%, 7/01/35	11,000,000	12,148,840
Georgian Court University, Refunding, Series D, 5.00%, 7/01/27	1,325,000	1,373,031
Georgian Court University, Refunding, Series D, 5.00%, 7/01/33	1,000,000	1,017,620
Kean University Issue, Refunding, Series A, 5.50%, 9/01/36	8,500,000	9,514,475
Kean University Issue, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/30	5,240,000	5,745,608
Kean University Issue, Series D, AGMC Insured, 5.00%, 7/01/39	1,000,000	1,039,200
Kean University Issue, Series D, NATL RE, FGIC Insured, 5.00%, 7/01/39	4,695,000	4,865,194
Montclair State University Issue, Refunding, Series A, 5.00%, 7/01/44	5,000,000	5,564,650
Montclair State University Issue, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/31	10,000,000	10,541,800
Montclair State University Issue, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36	20,000,000	20,967,200
Montclair State University Issue, Series A, 5.00%, 7/01/39	5,000,000	5,591,500
Montclair State University Issue, Series J, 5.25%, 7/01/38	2,000,000	2,157,020
Princeton University, Refunding, Series A, 5.00%, 7/01/30	5,000,000	5,190,250
Princeton University, Refunding, Series E, 5.00%, 7/01/33	5,000,000	5,482,600
Princeton University, Series B, 5.00%, 7/01/39	15,000,000	16,747,350
Princeton University, Series B, 4.375%, 7/01/41	10,000,000	10,634,200
Princeton University, Series D, Pre-Refunded, 5.00%, 7/01/29	1,000,000	1,003,670
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/37	1,000,000	1,086,370
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/42	1,000,000	1,076,980
The Richard Stockton College of New Jersey Issue, Refunding, Series A, 5.375%, 7/01/38	5,000,000	5,416,250
The Richard Stockton College of New Jersey Issue, Refunding, Series F, AMBAC Insured, 5.00%, 7/01/28	2,370,000	2,419,462
Rowan University Issue, Refunding, Series D, AMBAC Insured, 5.00%, 7/01/24	1,755,000	1,812,599
Seton Hall University Issue, Refunding, Series E, 6.25%, 7/01/37	5,000,000	5,774,850
Stevens Institute of Technology Issue, Refunding, Series A, 5.00%, 7/01/34	4,750,000	4,833,695
Stevens Institute of Technology Issue, Refunding, Series I, 5.00%, 7/01/18	500,000	500,955
Stevens Institute of Technology Issue, Refunding, Series I, 5.00%, 7/01/28	865,000	865,856
Stevens Institute of Technology Issue, Series I, ETM, 5.00%, 7/01/18	435,000	452,674
Stevens Institute of Technology Issue, Series I, ETM, 5.00%, 7/01/28	710,000	791,061
The William Paterson University of New Jersey Issue, Series C, Assured Guaranty, 5.00%, 7/01/38	5,500,000	5,857,940
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1, 5.875%, 12/01/33	2,140,000	2,338,164
Refunding, Series 1A, 5.00%, 12/01/25	3,565,000	3,867,704
Refunding, Series 1A, 5.00%, 12/01/26	1,715,000	1,852,560
Refunding, Series 1A, 5.125%, 12/01/27	4,250,000	4,606,235

Refunding, Series 1A, 5.25%, 12/01/28	4,255,000	4,622,547
Series 2, 5.00%, 12/01/26	3,145,000	3,381,472
Series 2, 5.00%, 12/01/27	2,295,000	2,460,699
Series 2, 5.00%, 12/01/28	2,295,000	2,447,090
Series 2, 5.00%, 12/01/30	1,500,000	1,587,030
Series 2, 5.00%, 12/01/36	1,000,000	1,073,030
Series A, 5.625%, 6/01/30	14,500,000	16,294,810
Series A, Assured Guaranty, 6.125%, 6/01/30	10,000,000	10,766,500
New Jersey State Housing and Mortgage Finance Agency MFHR, Series I, 5.75%, 11/01/38	2,490,000	2,593,609
New Jersey State Housing and Mortgage Finance Agency SFHR, Series AA, 6.50%, 10/01/38	2,620,000	2,739,158
New Jersey State Transportation Trust Fund Authority Revenue,
Capital Appreciation, Transportation System, Series A, zero cpn., 12/15/29	5,000,000	2,555,000
Capital Appreciation, Transportation System, Series A, zero cpn., 12/15/32	10,000,000	4,258,700
Capital Appreciation, Transportation System, Series C, AGMC Insured, zero cpn., 12/15/33	10,000,000	4,013,000
Transportation Program, Series AA, 5.25%, 6/15/31	11,500,000	13,065,610
Transportation System, Series A, 6.00%, 12/15/38	16,110,000	18,933,600
Transportation System, Series A, 5.50%, 6/15/41	5,000,000	5,562,400
Transportation System, Series A, AGMC Insured, 5.00%, 12/15/34	15,000,000	15,594,300
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/34	10,000,000	10,399,600
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	8,890,000	10,858,513
Transportation System, Series B, 5.00%, 6/15/42	7,000,000	7,420,840
New Jersey State Turnpike Authority Turnpike Revenue,
Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15, 5.15% thereafter, 1/01/35	7,500,000	7,488,000
Refunding, Series I, 5.00%, 1/01/35	5,000,000	5,387,250
Series A, 5.00%, 1/01/35	4,000,000	4,376,600
Series E, 5.25%, 1/01/40	30,000,000	32,557,500
Series H, 5.00%, 1/01/36	14,000,000	14,849,940
North Hudson Sewerage Authority Gross Revenue, Lease Certificates, Refunding, Series A, 5.00%, 6/01/42	17,800,000	19,007,196
Passaic County Improvement Authority Parking Facilities Revenue, 200 Hospital Plaza Corp. Project, 5.00%, 5/01/42	3,200,000	3,408,384
Rutgers State University GO,
Series F, 5.00%, 5/01/39	20,000,000	21,764,800
Series L, 5.00%, 5/01/43	15,500,000	17,215,695
Salem County PCFA, PCR, Atlantic City Electric Co. Project, Refunding, Series A, 4.875%, 6/01/29	5,000,000	5,382,850
South Jersey Transportation Authority Transportation System Revenue, Refunding, Series A, 5.00%,
11/01/27	2,000,000	2,204,580
11/01/28	2,000,000	2,181,820
11/01/29	2,000,000	2,168,300
Sussex County Municipal Utilities Authority Wastewater Facilities Revenue, Capital Appreciation, Series B, AGMC Insured,
zero cpn.,
12/01/35	2,815,000	942,575
12/01/36	2,810,000	881,694
12/01/37	2,815,000	832,198
12/01/38	2,810,000	781,349
University of Medicine and Dentistry COP, NATL Insured, Pre-Refunded, 5.00%, 6/15/36	12,500,000	12,518,375
Upper Freehold Regional School District GO, NATL Insured, Pre-Refunded, 5.00%, 2/15/35	8,730,000	9,761,100
		946,751,575
New York 9.0%
Port Authority of New York and New Jersey Revenue, Consolidated,
One Hundred Fifty-Third Series, Refunding, 5.00%, 7/15/38	8,850,000	9,637,296
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	10,000,000	10,908,100
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	5,000,000	5,416,900
One Hundred Forty-Fourth Series, 5.00%, 10/01/29	5,000,000	5,442,700
One Hundred Forty-Ninth Series, 5.00%, 11/15/31	10,000,000	11,033,100
One Hundred Seventy-First Series, Refunding, 5.00%, 7/15/30	12,200,000	13,814,060
One Hundred Seventy-Ninth Series, 5.00%, 12/01/38	15,000,000	16,881,150
One Hundred Sixtieth Series, Refunding, 5.00%, 9/15/36	15,000,000	16,485,150
One Hundred Sixty-First Series, 5.00%, 10/15/33	10,000,000	11,295,600
One Hundred Sixty-Sixth Series, Refunding, 5.25%, 7/15/36	5,000,000	5,670,200
Port Authority of New York and New Jersey Special Project Revenue, JFK International Air Terminal LLC Project, NATL
Insured, 5.75%, 12/01/22	8,000,000	8,021,440
		114,605,696
Pennsylvania 2.5%
Delaware River Joint Toll Bridge Commission Bridge Revenue, Series A, NATL Insured,
5.00%, 7/01/35	1,625,000	1,732,559
Pre-Refunded, 5.00%, 7/01/35	3,375,000	3,823,436

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Delaware River Port Authority Revenue,
5.00%, 1/01/37	10,000,000	10,972,200
Series E, 5.00%, 1/01/35	14,000,000	15,062,180
		31,590,375
U.S. Territories 12.3%
Puerto Rico 11.9%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	4,100,000	3,271,923
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, AGMC Insured, 5.125%, 7/01/30	5,020,000	4,962,973
Refunding, Series A-4, AGMC Insured, 5.00%, 7/01/31	5,000,000	4,860,000
Series B, Pre-Refunded, 5.00%, 7/01/35	3,175,000	3,483,451
Puerto Rico Electric Power Authority Power Revenue,
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	30,000,000	31,555,500
Series TT, 5.00%, 7/01/32	10,000,000	5,970,300
Series TT, 5.00%, 7/01/37	12,925,000	7,716,484
Series WW, 5.50%, 7/01/38	16,620,000	10,440,850
Series XX, 5.25%, 7/01/40	14,500,000	8,700,145
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Educational
Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%, 7/01/33	1,000,000	926,860
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%, 12/15/26	11,250,000	6,911,325
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.75%, 8/01/37	10,000,000	8,465,400
first subordinate, Series A, 5.50%, 8/01/42	17,000,000	13,583,340
first subordinate, Series A, 6.00%, 8/01/42	32,000,000	27,390,720
first subordinate, Series C, 5.50%, 8/01/40	10,000,000	8,048,700
Senior Series C, 5.25%, 8/01/40	6,290,000	5,632,506
		151,920,477
U.S. Virgin Islands 0.4%
Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	5,000,000	5,012,400

Total U.S. Territories		156,932,877
Total Municipal Bonds (Cost $1,224,976,257) 98.5%		1,256,444,403
Other Assets, less Liabilities 1.5%		18,798,133
Net Assets 100.0%		$1,275,242,536

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PCFA	-	Pollution Control Financing Authority
PCR	-	Pollution Control Revenue
PFAR	-	Public Financing Authority Revenue
SFHR	-	Single Family Housing Revenue

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited)

Franklin North Carolina Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.6%
North Carolina 88.2%
Asheville Water System Revenue, NATL Insured, 5.00%, 8/01/32	$2,110,000	$2,293,971
Buncombe County COP, NATL Insured, Pre-Refunded, 5.00%, 4/01/22	1,000,000	1,086,050
Cape Fear Public Utility Authority Water and Sewer System Revenue, 5.00%,
8/01/35	21,000,000	22,999,620
8/01/36	8,000,000	8,876,640
Cary Combined Enterprise System Revenue, Refunding, 5.00%,
12/01/33	5,405,000	5,999,388
12/01/42	10,000,000	11,242,100
Charlotte Airport Revenue,
Charlotte Douglas International Airport, Refunding, Series A, 5.50%, 7/01/34	3,765,000	4,345,111
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/32	20,680,000	22,728,974
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36	13,085,000	14,344,300
Charlotte Douglas International Airport, Series A, 5.00%, 7/01/39	3,000,000	3,235,770
Charlotte Douglas International Airport, Series A, 5.00%, 7/01/41	10,000,000	10,776,600
Series A, NATL Insured, 5.00%, 7/01/29	5,000,000	5,014,700
Series A, NATL Insured, 5.00%, 7/01/34	10,000,000	10,027,500
Charlotte COP,
Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/39	6,000,000	6,349,740
Transit Projects, Phase II, Refunding, Series A, 5.00%, 6/01/33	2,500,000	2,709,300
Transit Projects, Phase II, Series E, 5.00%, 6/01/35	6,000,000	6,211,380
Charlotte Storm Water Fee Revenue, 5.00%, 6/01/35	10,000,000	10,639,500
Charlotte Water and Sewer System Revenue,
5.00%, 7/01/38	6,775,000	7,524,383
Refunding, Series B, 5.00%, 7/01/38	10,000,000	11,262,600
The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System,
Refunding, Series A, 5.25%, 1/15/34	4,000,000	4,357,960
Refunding, Series A, 5.00%, 1/15/39	15,000,000	15,689,550
Series A, 5.125%, 1/15/37	4,000,000	4,336,440
Series A, 5.25%, 1/15/42	10,000,000	10,852,700
Series A, AGMC Insured, 5.00%, 1/15/23	7,780,000	8,363,111
Chatham County COP, AMBAC Insured, 5.00%, 6/01/34	5,000,000	5,274,350
Columbus County Industrial Facilities and PCFA Revenue, Recovery Zone Facility, International Paper Co. Projects, Series
A, 5.70%, 5/01/34	2,500,000	2,739,475
Dare County COP,
AMBAC Insured, Pre-Refunded, 5.00%, 6/01/29	5,295,000	5,295,000
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 6/01/23	2,000,000	2,095,060
Dare County Utility System Revenue, 5.00%, 2/01/41	5,000,000	5,472,850
Durham County COP, Series A, 5.00%, 6/01/31	4,000,000	4,456,600
Durham Utility System Revenue, Refunding, 5.00%, 6/01/41	4,000,000	4,477,080
Greenville Utilities Commission Combined Enterprise System Revenue, Refunding, Series A, AGMC Insured, 5.00%,
11/01/33	6,000,000	6,515,160
Harnett County COP, Assured Guaranty, 5.00%,
6/01/28	1,000,000	1,095,960
6/01/29	500,000	544,830
High Point Combined Enterprise System Revenue,
AGMC Insured, 5.00%, 11/01/33	5,000,000	5,553,900
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 11/01/31	10,000,000	10,197,900
Iredell County COP, Iredell County Public Improvement Projects, AGMC Insured,
5.125%, 6/01/27	4,000,000	4,457,720
5.00%, 6/01/28	1,000,000	1,102,810
Johnston Memorial Hospital Authority Mortgage Revenue, Johnston Memorial Hospital Project, AGMC Insured, 5.25%,
10/01/36	6,855,000	7,413,340
Mecklenburg County COP, Series A, 5.00%, 2/01/28	350,000	392,165
Monroe COP, Assured Guaranty, 5.50%,
3/01/34	2,425,000	2,688,719
3/01/39	1,085,000	1,178,494
Nash Health Care System Health Care Facilities Revenue,
5.00%, 11/01/41	5,000,000	5,346,450
AGMC Insured, 5.00%, 11/01/30	2,250,000	2,365,088

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
New Hanover County Hospital Revenue, New Hanover Regional Medical Center Project, Refunding, Series B, AGMC
Insured,
5.00%, 10/01/27	3,500,000	3,797,115
5.125%, 10/01/31	8,385,000	8,936,398
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue, Wake Forest University, 5.00%, 1/01/38	25,000,000	27,469,750
North Carolina Eastern Municipal Power Agency Power System Revenue,
Refunding, Series A, 6.50%, 1/01/18	3,000,000	3,550,110
Refunding, Series A, 5.00%, 1/01/24	10,000,000	10,885,500
Refunding, Series A, AMBAC Insured, 5.00%, 1/01/21	11,555,000	12,341,318
Series C, 6.75%, 1/01/24	3,500,000	4,179,315
North Carolina Medical Care Commission Health Care Facilities Revenue,
Appalachian Regional Healthcare System, Refunding, Series A, 6.50%, 7/01/31	5,000,000	5,770,100
Appalachian Regional Healthcare System, Refunding, Series A, 6.625%, 7/01/34	6,000,000	6,937,980
Blue Ridge HealthCare System Project, Refunding, NATL RE, FGIC Insured, Series A, 5.00%, 1/01/33	10,805,000	10,908,512
Duke University Health System, Series A, 5.00%, 6/01/42	11,500,000	12,425,865
Duke University Health System, Series A, 5.00%, 6/01/42	8,150,000	8,833,133
Duke University Health System, Series A, 5.00%, 6/01/42	10,000,000	10,950,200
FirstHealth Carolinas Project, Series A, Pre-Refunded, 6.125%, 10/01/39	11,315,000	11,534,511
FirstHealth Carolinas Project, Series C, 5.00%, 10/01/29	5,000,000	5,029,300
Novant Health Obligated Group, NATL Insured, 5.00%, 11/01/39	9,680,000	10,096,530
Novant Health Obligated Group, Refunding, Series A, 5.00%, 11/01/46	20,000,000	21,415,400
Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/19	435,000	435,779
Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/29	1,220,000	1,221,354
University Health System, Refunding, Series D, 6.25%, 12/01/33	10,000,000	11,333,700
Vidant Health, Refunding, Series A, 5.00%, 6/01/36	5,000,000	5,424,550
WakeMed Project, Refunding, Series A, 5.00%, 10/01/38	5,000,000	5,409,700
WakeMed Project, Series A, Assured Guaranty, Pre-Refunded, 5.625%, 10/01/29	1,500,000	1,526,670
WakeMed Project, Series A, Assured Guaranty, Pre-Refunded, 5.625%, 10/01/38	6,000,000	6,106,680
WakeMed Project, Series A, Assured Guaranty, Pre-Refunded, 5.875%, 10/01/38	2,515,000	2,561,754
North Carolina Medical Care Commission Health System Revenue, Mission Health Combination Group, Refunding, AGMC
Insured, 5.00%, 10/01/36	5,000,000	5,218,850
North Carolina Medical Care Commission Revenue, Rowan Regional Medical Center Project, AGMC Insured, Pre-Refunded,
5.00%, 9/01/33	11,720,000	11,857,241
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding,
Series A, 5.00%, 1/01/26	2,500,000	2,832,150
Series A, 5.00%, 1/01/30	4,670,000	5,212,327
Series B, 5.00%, 1/01/21	5,000,000	5,796,100
North Carolina State Capital Facilities Finance Agency Revenue,
Davidson College, 5.00%, 3/01/40	4,000,000	4,397,920
Duke University Project, Refunding, Series A, 5.00%, 10/01/41	11,080,000	11,601,646
Duke University Project, Refunding, Series A, 5.00%, 10/01/44	12,050,000	12,776,495
Duke University Project, Refunding, Series B, 5.00%, 10/01/38	20,000,000	22,048,200
Duke University Project, Refunding, Series B, 4.75%, 7/01/42	10,000,000	10,267,300
Duke University Project, Series A, 5.00%, 10/01/39	2,615,000	2,794,755
Methodist University, 5.00%, 3/01/34	2,000,000	2,096,600
North Carolina State Capital Improvement Limited Obligation Revenue,
Series A, 5.00%, 5/01/28	5,000,000	5,643,550
Series C, 5.00%, 5/01/29	10,000,000	11,488,000
North Carolina State GO,
Public Improvement, Series A, 5.00%, 5/01/23	10,000,000	12,116,600
Public Improvement, Series A, 5.00%, 5/01/24	10,000,000	12,097,600
Public Improvement, Series A, 4.50%, 3/01/26	4,855,000	5,225,679
Refunding, Series B, 5.00%, 6/01/19	5,000,000	5,933,900
North Carolina State Infrastructure Financial Corp. COP, Capital Improvement, Series A, Pre-Refunded, 5.00%, 5/01/22	6,595,000	7,444,634
North Carolina State Medical Care Commission Health Care Facilities Revenue, Rex Healthcare, Refunding, Series A,
5.00%, 7/01/30	5,000,000	5,444,200
North Carolina State Medical Care Commission Hospital Revenue,
Annie Penn Memorial Hospital Project, Pre-Refunded, 5.375%, 1/01/22	1,610,000	1,658,042
Halifax Regional Medical Center Project, 5.00%, 8/15/24	1,800,000	1,766,070
North Carolina Baptist Hospital, Refunding, 5.00%, 6/01/34	10,000,000	10,793,200
North Carolina State Ports Authority Port Facilities Revenue, senior lien, Refunding, Series A, 5.25%, 2/01/40	6,000,000	6,360,480
North Carolina State Turnpike Authority Monroe Connector System State Appropriated Revenue, 5.00%, 7/01/41	5,000,000	5,512,400
North Carolina Turnpike Authority Triangle Expressway System Revenue, Series A, Assured Guaranty,
5.50%, 1/01/29	6,400,000	7,233,920
5.75%, 1/01/39	12,120,000	13,573,188

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Northern Hospital District of Surry County Health Care Facilities Revenue,
6.00%, 10/01/28	1,000,000	1,074,620
6.25%, 10/01/38	2,000,000	2,144,800
Oak Island Enterprise System Revenue,
Assured Guaranty, 6.00%, 6/01/34	1,540,000	1,782,843
Assured Guaranty, 6.00%, 6/01/36	1,000,000	1,149,610
Series A, NATL Insured, 5.00%, 6/01/33	5,000,000	5,330,850
Onslow County Hospital Authority FHA Insured Mortgage Revenue, Onslow Memorial Hospital Project, NATL Insured,
5.00%,
4/01/31	5,675,000	5,842,753
10/01/34	6,000,000	6,163,860
Onslow Water and Sewer Authority Combined Enterprise System Revenue, Series A, NATL Insured, 5.00%, 6/01/33	7,500,000	7,984,725
Pasquotank County COP, NATL Insured, Pre-Refunded, 5.00%, 6/01/25	1,400,000	1,400,000
Pitt County Revenue, Limited Obligation, Assured Guaranty, 5.00%, 4/01/34	1,000,000	1,096,590
Raleigh Combined Enterprise System Revenue,
5.00%, 3/01/40	11,915,000	13,152,492
Refunding, Series A, 5.00%, 3/01/43	10,000,000	11,232,900
Series A, 5.00%, 3/01/36	3,365,000	3,557,680
Series A, Pre-Refunded, 5.00%, 3/01/36	2,635,000	2,853,810
Raleigh COP, Downtown Improvement Projects, Series A, 5.00%, 2/01/29	6,070,000	6,215,012
Raleigh-Durham Airport Authority Airport Revenue,
Refunding, Series A, 5.00%, 5/01/36	10,785,000	11,816,154
Series A, AMBAC Insured, 5.00%, 5/01/30	14,060,000	14,411,781
Rockingham County COP, Assured Guaranty, 5.00%, 4/01/32	9,380,000	10,010,805
Union County COP, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/30	5,000,000	5,463,150
University of North Carolina at Chapel Hill Revenue, Board of Governors of the University of North Carolina, General,
5.00%, 12/01/31	9,000,000	10,093,770
Refunding, Series A, 5.00%, 12/01/34	11,460,000	12,110,699
University of North Carolina at Charlotte Revenue, General,
5.00%, 4/01/43	5,000,000	5,544,150
Series A, 5.00%, 4/01/37	12,995,000	14,318,541
Series A, 5.00%, 4/01/41	18,000,000	19,704,420
Series B, AGMC Insured, 5.00%, 4/01/32	5,000,000	5,293,800
University of North Carolina at Greensboro Revenue, General, Series A, Assured Guaranty, 5.00%, 4/01/34	1,000,000	1,081,700
University of North Carolina at Wilmington COP, Student Housing Project,
Assured Guaranty, 5.00%, 6/01/32	5,000,000	5,311,600
NATL RE, FGIC Insured, 5.00%, 6/01/26	1,655,000	1,755,806
NATL RE, FGIC Insured, 5.00%, 6/01/27	1,740,000	1,844,226
NATL RE, FGIC Insured, 5.00%, 6/01/29	1,915,000	2,024,691
NATL RE, FGIC Insured, 5.00%, 6/01/37	11,350,000	11,732,268
University of North Carolina System Pool Revenue, Series A,
Assured Guaranty, 5.00%, 10/01/33	5,000,000	5,411,000
NATL Insured, 5.00%, 10/01/33	2,000,000	2,115,900
Wake County Revenue, Limited Obligation, 5.00%,
1/01/33	10,820,000	12,177,369
6/01/36	5,000,000	5,506,650
1/01/37	12,000,000	13,133,040
Western Carolina University Research and Development Corp. COP, Western Carolina University Student Housing Project,
Assured Guaranty, 5.00%, 6/01/39	5,000,000	5,241,050
Wilkes County COP, NATL Insured, 5.00%,
6/01/31	4,295,000	4,550,553
6/01/36	6,085,000	6,323,349
Wilmington COP,
AMBAC Insured, Pre-Refunded, 5.00%, 9/01/29	1,000,000	1,011,710
Refunding, Series A, AMBAC Insured, 5.00%, 6/01/32	5,310,000	5,493,301
Series A, 5.00%, 6/01/33	6,000,000	6,499,980
Series A, 5.00%, 6/01/38	7,625,000	8,173,848
Wilmington Storm Water Fee Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/33	1,000,000	1,083,660
Wilmington Water and Sewer System Revenue, Refunding, AGMC Insured, 5.00%, 6/01/34	3,565,000	3,692,377
Wilson COP, Public Facilities Project, Assured Guaranty, 5.00%, 5/01/33	3,000,000	3,190,020
Winston-Salem Water and Sewer System Revenue,
5.00%, 6/01/39	5,000,000	5,504,200

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Refunding, Series A, 5.00%, 6/01/32	7,590,000	8,373,743
		1,009,184,466
U.S. Territories 10.4%
Puerto Rico 9.9%
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.50%, 5/15/39	5,000,000	4,629,900
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/38	2,100,000	1,672,986
Puerto Rico Commonwealth GO, Public Improvement, Refunding,
Series A, 5.50%, 7/01/32	5,000,000	3,754,800
Series A, 5.75%, 7/01/41	5,000,000	3,731,000
Series B, 6.00%, 7/01/39	10,000,000	7,605,700
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue, Refunding, Series A, NATL
Insured, 5.00%, 7/01/38	20,000	18,129
Puerto Rico Electric Power Authority Power Revenue,
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	3,000,000	3,155,550
Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,051,850
Series WW, 5.25%, 7/01/33	6,500,000	3,900,130
Series WW, 5.50%, 7/01/38	6,700,000	4,209,007
Series XX, 5.25%, 7/01/40	30,510,000	18,306,305
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%, 12/15/26	5,000,000	3,071,700
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series P, 6.75%, 7/01/36	5,000,000	4,083,200
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A,
5.375%, 8/01/39	13,000,000	10,347,870
5.50%, 8/01/42	5,750,000	4,594,365
6.00%, 8/01/42	45,750,000	39,160,170
		113,292,662
U.S. Virgin Islands 0.5%
Virgin Islands PFAR, senior lien, Refunding, Series B, 5.00%, 10/01/25	5,500,000	6,023,215

Total U.S. Territories		119,315,877
Total Municipal Bonds before Short Term Investments (Cost $1,101,820,654)		1,128,500,343
Short Term Investments (Cost $1,500,000) 0.1%
Municipal Bonds 0.1%
North Carolina 0.1%
[a]The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System, Refunding, Series B,
Daily VRDN and Put, 0.06%, 1/15/38	1,500,000	1,500,000

Total Investments (Cost $1,103,320,654) 98.7%		1,130,000,343

Other Assets, less Liabilities 1.3%		14,672,799
Net Assets 100.0%		$1,144,673,142

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
COP	-	Certificate of Participation
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Authority/Agency
FICO	-	Financing Corp.
GO	-	General Obligation
NATL	-	National Public Financial Guarantee Corp.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
PCFA	-	Pollution Control Financing Authority
PFAR	-	Public Financing Authority Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited)
Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 99.8%
Ohio 94.4%
Akron Income Tax Revenue, Community Learning Centers,
5.00%, 12/01/33	$4,250,000	$4,700,415
Series A, 4.50%, 12/01/33	10,000,000	10,608,400
Akron Waterworks System Mortgage Revenue, Refunding and Improvement, Assured Guaranty, 5.00%, 3/01/34	1,000,000	1,058,680
Allen County Hospital Facilities Revenue, Catholic Healthcare Partners, Refunding,
Series A, 5.25%, 6/01/38	15,000,000	16,023,150
Series B, 5.25%, 9/01/27	7,570,000	8,441,307
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series A,
Assured Guaranty, 5.25%, 2/15/33	30,000,000	32,961,900
BHAC Insured, 5.00%, 2/15/38	22,000,000	23,719,960
Ashland City School District GO, Classroom Facilities and School Improvement, Series 2, 4.00%, 11/01/49	6,685,000	6,252,681
Austintown Local School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.125%, 12/01/30	7,715,000	7,902,783
Bath Local School District GO, School Improvement, AGMC Insured,
4.00%, 12/01/44	1,295,000	1,313,493
5.00%, 12/01/49	5,380,000	5,669,175
Beaver Local School District GO, School Facilities, 4.00%, 12/01/40	3,000,000	3,063,840
Bowling Green MFHR, The Bowling Green Village Apartments, Series A, GNMA Secured, 5.40%, 9/20/36	2,790,000	2,792,204
Brookfield Local School District GO, School Facilities Improvement, AGMC Insured, 5.25%, 1/15/36	1,300,000	1,410,110
Brooklyn City School District GO, School Improvement,
AGMC Insured, 5.25%, 12/01/43	3,000,000	3,203,700
Refunding, AGMC Insured, 5.50%, 12/01/49	7,780,000	8,313,008
Butler County GO, Various Purpose, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/26	2,130,000	2,297,525
Butler County Hospital Facilities Revenue, Kettering Health Network Obligated Group Project,
6.375%, 4/01/36	5,000,000	5,770,550
5.625%, 4/01/41	5,000,000	5,556,450
Canal Winchester Local School District GO, Capital Appreciation, NATL Insured, zero cpn.,
12/01/32	1,455,000	711,029
12/01/33	2,000,000	929,520
Central Solid Waste Authority GO,
Improvement, Solid Waste Facilities, Pre-Refunded, 4.00%, 12/01/32	1,505,000	1,740,728
Refunding and Improvement, Solid Waste Facilities, 4.00%, 12/01/32	15,440,000	16,171,702
Chillicothe City School District GO, Capital Appreciation, School Improvement, Refunding, NATL RE, FGIC Insured, zero cpn.,
12/01/22	1,905,000	1,480,623
12/01/23	1,905,000	1,431,950
12/01/24	1,905,000	1,409,795
Cincinnati City School District COP, School Improvement Project, Refunding, AGMC Insured, 5.00%,
12/15/26	7,310,000	7,950,575
12/15/27	7,000,000	7,596,960
Cincinnati City School District GO, Classroom Facilities Construction and Improvement, Refunding, NATL RE, FGIC Insured,
5.25%,
12/01/27	14,900,000	18,428,767
12/01/28	5,000,000	6,187,750
Cincinnati GO, Various Purpose, Improvement and Refunding, Series A, 5.00%,
12/01/18	2,000,000	2,329,460
12/01/19	5,925,000	6,993,692
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/30	3,000,000	3,247,260
Refunding, Series A, AGMC Insured, 5.00%, 1/01/31	1,500,000	1,615,425
Series C, AGMC Insured, 5.00%, 1/01/26	9,500,000	10,361,935
Series C, AGMC Insured, 5.00%, 1/01/31	11,250,000	11,743,650
Series C, Assured Guaranty, 5.00%, 1/01/27	27,385,000	29,856,222
Cleveland GO, Various Purpose, Refunding, 5.00%, 12/01/30	3,000,000	3,344,430
Cleveland Municipal School District GO, School Improvement, Refunding, 5.00%,
12/01/25	3,600,000	4,115,880
12/01/27	1,000,000	1,129,740
Cleveland Public Power System Revenue,
Capital Appreciation, Series B-2, NATL RE, FGIC Insured, zero cpn., 11/15/38	10,000,000	3,054,800
Series B-1, NATL Insured, 5.00%, 11/15/28	2,000,000	2,124,080
Series B-1, NATL Insured, 5.00%, 11/15/38	10,000,000	10,357,900
Cleveland State University General Receipt Revenue, NATL RE, FGIC Insured, Pre-Refunded, 5.25%, 6/01/24	1,000,000	1,000,000

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Cleveland-Cuyahoga County Port Authority Revenue, Student Housing Facility, Euclid Avenue Housing Corp., Fenn Tower
Project, AMBAC Insured, 5.00%,
8/01/25	2,440,000	2,440,098
8/01/28	2,145,000	2,110,680
Columbus Metropolitan Library Special Obligation Revenue, Library Fund Facilities Notes, Series 1, 4.00%,
12/01/27	3,765,000	3,965,110
12/01/28	2,970,000	3,115,381
12/01/29	4,125,000	4,307,201
12/01/37	6,620,000	6,729,826
Coventry Local School District GO, School Improvement, 5.25%, 11/01/47	5,000,000	5,354,100
Cuyahoga Community College District General Receipts Revenue, Series D, 5.00%, 8/01/32	2,310,000	2,588,771
Cuyahoga County EDR, Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%, 12/01/27	15,000,000	16,580,550
Dayton Metro Library GO, Library Improvement, Series A, 4.75%, 12/01/38	20,000,000	21,512,000
Delaware City School District GO, School Facilities Construction and Improvement, 5.75%, 12/01/49	6,000,000	6,786,420
Delaware General Income Tax Special Obligation, 4.75%, 12/01/37	4,000,000	4,202,920
Dublin City School District GO, Capital Appreciation, NATL RE, FGIC Insured, zero cpn., 12/01/16	4,635,000	4,532,427
Edgewood City School District GO, School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/24	2,220,000	2,343,321
Fairborn City School District GO, School Improvement, Refunding, AGMC Insured, 5.00%,
12/01/23	1,205,000	1,295,592
12/01/24	1,265,000	1,357,244
12/01/25	1,330,000	1,423,991
Fairless Local School District GO, Various Purpose School Facilities, Construction and Improvement, AGMC Insured, Pre-
Refunded, 5.00%, 12/01/28	2,085,000	2,134,477
Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue Anticipation Bonds, Refunding, AMBAC
Insured, 5.00%, 12/01/24	7,255,000	7,763,213
Franklin County Hospital Revenue, Improvement, Nationwide Children's Hospital Project, 5.25%, 11/01/40	15,000,000	16,076,550
Georgetown Exempted Village School District GO, Classroom Facilities, AGMC Insured, Pre-Refunded, 5.125%, 12/01/31	1,000,000	1,024,340
Graham Local School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.00%, 12/01/33	6,055,000	6,481,999
Green Community Learning Centers Income Tax Revenue, NATL Insured, Pre-Refunded, 5.00%,
12/01/27	1,205,000	1,205,000
12/01/28	1,265,000	1,265,000
12/01/32	2,675,000	2,675,000
Greene County Hospital Facility Revenue, Kettering Health Network Obligated Group Project, 5.50%, 4/01/39	12,930,000	13,697,008
Greenville City School District GO, School Improvement, 5.25%, 1/01/41	2,000,000	2,176,920
Hamilton County Convention Facilities Authority Revenue, NATL RE, FGIC Insured, 5.00%, 12/01/28	5,400,000	5,410,692
Hamilton County Sales Tax Revenue,
Refunding, Series A, Assured Guaranty, 5.00%, 12/01/32	10,000,000	10,620,200
sub. bond, Refunding, Series A, AGMC Insured, 5.00%, 12/01/32	35,080,000	37,255,662
Hamilton County Sewer System Revenue, Metropolitan Sewer District Improvement, Series B, NATL Insured, 5.00%,
12/01/30	4,000,000	4,217,320
Hamilton County Student Housing Revenue, Stratford Heights Project, University of Cincinnati, Refunding, AGMC Insured,
5.00%, 6/01/30	7,000,000	7,531,720
4.75%, 6/01/39	7,000,000	7,299,950
Hilliard School District GO, Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn.,
12/01/19	2,190,000	1,953,699
12/01/20	4,525,000	3,885,753
Huber Heights City School District GO, School Improvement, Refunding, 5.00%,
12/01/33	4,500,000	4,871,970
12/01/36	5,000,000	5,374,350
Huber Heights Water System Revenue, Refunding and Improvement, NATL Insured, 5.00%,
12/01/27	3,205,000	3,349,962
12/01/30	2,250,000	2,343,983
Ironton City School District GO, NATL Insured, Pre-Refunded, 5.00%, 12/01/34	5,130,000	5,715,846
Ironton Sewer Revenue, System Improvement, AGMC Insured, 5.25%, 12/01/40	2,500,000	2,675,625
Kent State University Revenues, General Receipts, Series B, Assured Guaranty, 4.25%, 5/01/31	2,395,000	2,520,570
Kettering City School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%,
12/01/28	2,970,000	2,970,000
12/01/31	2,595,000	2,595,000
Keystone Local School District Lorain County GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/30	6,170,000	6,170,000
Kings Local School District GO, School Improvement, NATL Insured,
5.00%, 12/01/33	4,635,000	5,065,591
Pre-Refunded, 5.00%, 12/01/33	5,365,000	6,141,369
Lakewood City School District GO,
School Facilities Improvement, NATL RE, FGIC Insured, 5.00%, 12/01/30	9,170,000	10,051,054
School Facilities Improvement, NATL RE, FGIC Insured, 4.50%, 12/01/34	6,000,000	6,290,160

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
[a] School Facilities Improvement, Refunding, Series A, 5.00%, 11/01/43	10,895,000	11,819,985
School Improvement, AGMC Insured, Pre-Refunded, 5.125%, 12/01/31	21,900,000	22,433,046
School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/31	1,000,000	1,058,570
Lakota Local School District GO,
Refunding, Series A, NATL RE, FGIC Insured, 5.25%, 12/01/26	2,000,000	2,473,000
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/29	5,000,000	5,356,500
Lancaster City School District GO, School Facilities Construction and Improvement, 5.00%, 10/01/49	10,000,000	10,563,800
Licking Heights Local School District GO, School Facilities Construction and Improvement, Series A, NATL Insured, Pre-
Refunded, 5.00%, 12/01/26	1,825,000	1,911,742
Little Miami Local School District GO,
Refunding, AGMC Insured, 4.50%, 12/01/34	14,255,000	14,518,432
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/34	4,000,000	4,451,520
Lorain County GO, Sewer System Improvement, NATL Insured, 5.00%, 12/01/19	1,640,000	1,671,603
Lorain County Hospital Revenue, Catholic Healthcare Partners, Refunding,
Series C-1, AGMC Insured, 5.00%, 4/01/33	19,410,000	20,890,012
Series C-2, AGMC Insured, 5.00%, 4/01/33	8,000,000	8,610,400
Lucas County GO, Various Purpose, 4.50%, 10/01/35	10,685,000	11,036,216
Madeira City School District GO, School Improvement, Refunding, AGMC Insured, 5.25%, 12/01/32	9,605,000	12,243,782
Mahoning County Career and Technical Center Board of Education COP, Series B, 4.75%, 12/01/36	3,500,000	3,613,540
Mahoning County Hospital Facilities Revenue, Western Reserve Care System Project, NATL Insured, ETM, 5.50%, 10/15/25	4,750,000	5,687,887
Maple Heights City School District GO, School Facilities Improvement,
5.00%, 1/15/37	8,265,000	8,739,246
Pre-Refunded, 5.00%, 1/15/37	1,735,000	1,933,640
Martins Ferry City School District GO, School Facilities Construction and Improvement, AGMC Insured, Pre-Refunded,
5.00%, 12/01/32	3,610,000	3,781,583
Marysville Exempted Village School District COP, School Facilities Project, NATL Insured, Pre-Refunded, 5.25%,
12/01/28	2,120,000	2,224,919
12/01/30	2,650,000	2,781,149
Marysville Exempted Village School District GO,
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/20	1,000,000	825,810
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/21	1,000,000	806,570
School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/29	5,500,000	5,771,205
Marysville Wastewater Treatment System Revenue,
Assured Guaranty, 4.25%, 12/01/27	1,170,000	1,231,636
Assured Guaranty, 4.75%, 12/01/47	5,000,000	5,202,050
first mortgage, NATL Insured, Pre-Refunded, 5.00%, 12/01/35	4,780,000	5,117,086
Refunding, Assured Guaranty, 4.75%, 12/01/46	14,205,000	14,697,203
Marysville Water System Mortgage Revenue, AMBAC Insured, 5.00%, 12/01/32	1,250,000	1,337,863
Medina School District COP, School Facilities Project, Assured Guaranty, 5.25%, 12/01/31	5,725,000	6,298,988
Miami University Revenue, General Receipts, Refunding, 5.00%,
9/01/31	4,000,000	4,478,400
[a] 9/01/31	2,320,000	2,684,310
[a] 9/01/34	3,500,000	3,983,980
Monroe Local School District GO, School Improvement, Refunding, AMBAC Insured, 4.50%, 12/01/29	3,115,000	3,185,710
Montgomery County Revenue, Catholic Health Initiatives,
Refunding, Series A, 5.50%, 5/01/34	12,500,000	14,098,500
Refunding, Series A, 5.00%, 5/01/39	10,000,000	10,450,400
Series C-1, AGMC Insured, 5.00%, 10/01/41	10,000,000	10,365,000
Napoleon City School District GO, School Facilities Construction and Improvement, 5.00%, 12/01/49	11,460,000	12,156,768
New Albany Community Authority Community Facilities Revenue, Refunding, Series C, 5.00%,
10/01/23	1,100,000	1,272,370
10/01/24	1,250,000	1,434,900
New Albany Plain Local School District GO, School Improvement, Refunding, 4.00%, 12/01/49	10,000,000	9,777,200
Newark City School District GO, School Improvement, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/33	5,000,000	5,352,600
Northeast Ohio Medical University General Receipts Revenue, 5.00%, 12/01/42	13,445,000	13,731,244
Northmont City School District GO, School Improvement, Series A, 5.00%, 11/01/49	5,130,000	5,513,775
Ohio Center for Local Government Capital Asset Financing Program Fractionalized Interests GO, AGMC Insured,
4.875%, 12/01/18	482,332	483,263
5.25%, 12/01/23	540,000	540,994
Ohio HFA Capital Fund Revenue, Series A, AGMC Insured, 5.00%, 4/01/27	5,545,000	5,905,037
Ohio State Air Quality Development Authority Revenue,
Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	6,020,000	6,572,937
Pollution Control, Dayton Power and Light Co., Refunding, Series B, BHAC Insured, 4.80%, 1/01/34	23,000,000	23,253,920
Ohio State Building Authority Revenue, State Facilities, Adult Correction Building Fund Projects, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 4/01/24	5,390,000	5,604,091

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Ohio State Higher Educational Facility Commission Revenue,
Denison University Project, Refunding and Improvement, 5.00%, 11/01/26	1,445,000	1,673,527
Higher Educational Facility, Xavier University Project, Assured Guaranty, Pre-Refunded, 5.00%, 5/01/23	3,385,000	3,689,548
Higher Educational Facility, Xavier University Project, Assured Guaranty, Pre-Refunded, 5.00%, 5/01/24	2,000,000	2,179,940
Kenyon College Project, Refunding, 5.25%, 7/01/44	30,000,000	32,171,100
Summa Health System, 2010 Project, Refunding, Assured Guaranty, 5.25%, 11/15/40	21,805,000	23,045,268
Summa Health System, AGMC Insured, 5.75%, 11/15/40	4,500,000	4,923,000
University Hospital, BHAC Insured, 4.75%, 1/15/36	10,000,000	10,253,900
University Hospital, BHAC Insured, 4.75%, 1/15/46	25,000,000	25,534,750
University Hospital, BHAC Insured, 5.25%, 1/15/46	13,500,000	14,022,990
University of Dayton Project, XLCA Insured, Pre-Refunded, 5.00%, 12/01/34	8,500,000	8,701,705
Xavier University Project, 5.00%, 5/01/40	14,500,000	15,404,655
Ohio State Higher Educational Facility Revenue,
Case Western Reserve University Project, Refunding, NATL Insured, 5.00%, 12/01/44	7,500,000	7,857,525
Otterbein College Project, Assured Guaranty, 5.00%, 12/01/25	2,205,000	2,277,346
Otterbein College Project, Assured Guaranty, 5.00%, 12/01/35	3,225,000	3,297,530
Ohio State Turnpike Commission Revenue, Infrastructure Projects, junior lien, Series A-1, 5.25%, 2/15/33	4,200,000	4,740,078
Olentangy Local School District GO,
AGMC Insured, Pre-Refunded, 5.00%, 12/01/30	1,745,000	1,906,639
Delaware and Franklin Counties, AGMC Insured, 4.50%, 12/01/33	10,000,000	10,342,800
Refunding, Series A, AGMC Insured, 4.50%, 12/01/32	11,300,000	11,800,816
School Facilities Construction and Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/36	7,505,000	8,162,963
Painesville City School District GO, School Improvement, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/28	2,515,000	2,574,681
Princeton City School District COP, School Facilities Project, 4.50%, 12/01/41	3,000,000	3,127,830
Reynoldsburg City School District GO, School Facilities Construction, AGMC Insured, 5.00%, 12/01/32	3,000,000	3,253,530
Ross County Hospital Revenue, Facilities, Adena Health System, Refunding, Assured Guaranty, 5.25%, 12/01/38	15,000,000	15,694,800
Shawnee State University Revenue, General Receipts, NATL Insured, 5.00%, 6/01/28	5,780,000	6,047,672
Sheffield Lake City School District GO, School Improvement, 5.00%, 12/01/37	9,635,000	10,281,894
South-Western City School District of Ohio Franklin and Pickaway Counties GO, School Facilities Construction and
Improvement, 4.00%, 12/01/42	10,000,000	10,157,400
Springboro Community City School District GO, Refunding, AGMC Insured, 5.25%,
12/01/27	5,175,000	6,361,990
12/01/28	2,000,000	2,472,460
Springboro Sewer System Revenue, Mortgage, NATL Insured, Pre-Refunded, 5.00%, 6/01/27	1,095,000	1,095,000
St. Bernard Income Tax Revenue, Various Purpose, Special Obligations, AGMC Insured, 5.00%, 12/01/43	3,760,000	4,085,466
St. Mary's City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/35	3,500,000	3,813,740
Strongsville City School District GO, School Improvement, 4.00%, 12/01/45	17,515,000	17,594,518
Summit County Port Authority Lease Revenue, The University of Akron Student Housing Project, 6.00%, 1/01/42	11,580,000	13,237,561
Switzerland of Local School District GO, School Improvement, Refunding, 4.00%, 12/01/37	5,500,000	5,595,700
Sylvania City School District GO, School Improvement, Assured Guaranty, 5.25%, 12/01/36	7,660,000	8,381,802
Toledo City School District GO, School Facilities Improvement,
5.375%, 12/01/35	4,565,000	5,023,463
Refunding, Series B, 5.00%, 12/01/32	7,830,000	8,808,750
Toledo GO,
Capital Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/29	2,500,000	2,719,725
Various Purpose Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/28	3,000,000	3,308,730
Toledo Special Obligation, Industrial Development, Vehicle Storage Project, AMBAC Insured, 5.25%, 12/01/26	1,500,000	1,603,920
Toledo Water System Revenue,
Improvement and Refunding, 5.00%, 11/15/38	19,395,000	21,518,559
NATL Insured, 5.00%, 11/15/30	6,425,000	6,724,855
Series A, 4.00%, 11/15/36	9,125,000	9,307,591
Trenton Water System Revenue, Improvement, AGMC Insured, Pre-Refunded, 5.125%, 12/01/34	2,750,000	2,816,935
University of Akron General Receipts Revenue,
NATL RE, FGIC Insured, 5.00%, 1/01/35	5,250,000	5,258,715
Series A, AGMC Insured, 5.00%, 1/01/33	5,000,000	5,364,600
Series B, AGMC Insured, 5.00%, 1/01/38	19,000,000	20,238,800
Series B, NATL RE, FGIC Insured, 5.00%, 1/01/28	1,475,000	1,478,186
University of Cincinnati General Receipts Revenue,
Refunding, Series F, 5.00%, 6/01/32	5,805,000	6,517,970
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/23	1,665,000	1,665,000
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/24	1,750,000	1,750,000
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/25	1,810,000	1,810,000
Series C, 5.00%, 6/01/39	6,255,000	6,959,125
Series C, AGMC Insured, 5.00%, 6/01/31	8,000,000	8,774,400
University of Toledo General Receipts Revenue, Refunding, Series A, AMBAC Insured, 4.50%, 6/01/30	10,000,000	10,265,500

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Warren City School District GO, School Improvement, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/28	3,000,000	3,000,000
Westerville City School District GO, Refunding, XLCA Insured, 5.00%, 12/01/27	3,820,000	4,559,323
Westerville Ohio Special Obligation Non-Tax Revenue, 5.00%, 12/01/30	2,765,000	3,187,741
Wheelersburg Local School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/32	1,400,000	1,466,542
Wright State University Revenue, General Receipts, Series A, 5.00%, 5/01/31	10,120,000	11,076,542
Wyoming City School District GO, School Improvement, 5.00%, 12/01/42	7,250,000	7,912,650
Youngstown State University General Receipts Revenue, Assured Guaranty,
5.25%, 12/15/29	4,000,000	4,360,720
5.50%, 12/15/33	4,225,000	4,613,658
		1,413,617,325
U.S. Territories 5.4%
Puerto Rico 4.0%
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, ETM, 6.00%, 8/01/26	9,140,000	11,807,509
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 8/01/44	47,550,000	6,887,617
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 8/01/46	100,000,000	12,743,000
first subordinate, Series A, 5.25%, 8/01/27	4,735,000	4,147,576
Refunding, Senior Series C, 5.00%, 8/01/40	5,000,000	4,314,350
Refunding, Senior Series C, zero cpn., 8/01/39	40,000,000	6,880,800
Senior Series C, 5.25%, 8/01/40	15,025,000	13,454,437
		60,235,289
U.S. Virgin Islands 1.4%
Virgin Islands PFAR, Matching Fund Loan Notes, senior lien, AGMC Insured, 5.00%, 10/01/29	18,340,000	20,271,202

Total U.S. Territories		80,506,491
Total Municipal Bonds before Short Term Investments (Cost $1,418,758,818)		1,494,123,816
Short Term Investments (Cost $1,300,000) 0.1%
Municipal Bonds 0.1%
Ohio 0.1%
[b]Allen County Hospital Facilities Revenue, Catholic Healthcare Partners, Series A, Daily VRDN and Put, 0.07%, 10/01/31	1,300,000	1,300,000

Total Investments (Cost $1,420,058,818) 99.9%		1,495,423,816

Other Assets, less Liabilities 0.1%		991,375
Net Assets 100.0%		$1,496,415,191

a Security purchased on a when-issued or delayed delivery basis.
b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
COP	-	Certificate of Participation
EDR	-	Economic Development Revenue
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
MFHR	-	Multi-Family Housing Revenue

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PFAR	-	Public Financing Authority Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited)

Franklin Oregon Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 95.7%
Oregon 82.8%
Astoria Hospital Facilities Authority Revenue, Columbia Memorial Hospital, Refunding, 5.00%, 8/01/28	$1,325,000	$1,405,971
Beaverton School District GO,
Washington and Multnomah Counties, AGMC Insured, Pre-Refunded, 4.125%, 6/01/26	1,315,000	1,413,980
Washington County School District No. 48J, Assured Guaranty, 5.00%, 6/01/31	1,280,000	1,406,579
Washington County School District No. 48J, Assured Guaranty, 5.125%, 6/01/36	1,000,000	1,100,270
Benton County Hospital Facilities Authority Revenue, Samaritan Health Services Project, Refunding, 5.125%, 10/01/28	1,525,000	1,526,205
Chemeketa Community College District GO, 5.00%,
6/15/25	1,500,000	1,708,995
6/15/26	2,615,000	2,974,955
Clackamas County Canby School District No. 86 GO, AGMC Insured, Pre-Refunded, 5.00%,
6/15/23	1,000,000	1,049,390
6/15/25	1,000,000	1,049,390
Clackamas County Hospital Facility Authority Revenue,
Gross Willamette Falls Project, Pre-Refunded, 5.375%, 4/01/22	2,125,000	2,215,058
Gross Willamette Falls Project, Pre-Refunded, 5.125%, 4/01/26	1,000,000	1,040,320
Legacy Health System, Series A, 5.50%, 7/15/35	6,525,000	7,076,884
Clackamas County School District No. 7J Lake Oswego GO, Refunding, AGMC Insured, 5.25%, 6/01/25	3,075,000	3,879,943
Clackamas County School District No. 12 North Clackamas GO,
Series A, AGMC Insured, 4.75%, 6/15/31	2,250,000	2,446,987
Series B, AGMC Insured, 5.00%, 6/15/27	25,000,000	27,866,500
Clackamas County School District No. 46 Oregon Trail GO,
5.00%, 6/15/32	6,855,000	7,463,930
Capital Appreciation, Refunding, zero cpn., 6/15/37	12,130,000	4,492,224
Capital Appreciation, Refunding, zero cpn., 6/15/38	12,495,000	4,400,864
Refunding, Series A, 5.00%, 6/15/28	2,210,000	2,450,868
Refunding, Series A, 5.00%, 6/15/29	2,655,000	2,932,527
Clackamas Education Service District GO, AMBAC Insured, 4.125%, 6/01/36	1,000,000	1,026,810
Columbia and Washington Counties School District No. 47J Vernonia GO, 5.00%, 6/15/35	5,175,000	5,682,150
Columbia Gorge Community College District GO, NATL Insured, Pre-Refunded, 5.00%, 6/15/22	1,000,000	1,049,390
Crook County School District GO, Crook and Deschutes Counties, 5.00%,
6/15/34	4,475,000	5,027,707
6/15/37	8,090,000	8,996,080
Deschutes and Jefferson Counties School District No. 2J Redmond GO,
Pre-Refunded, 5.50%, 6/15/34	5,000,000	5,904,050
Series A, NATL RE, FGIC Insured, 5.00%, 6/15/21	1,000,000	1,003,410
Deschutes County Hospital Facilities Authority Hospital Revenue, Cascade Healthcare Community Inc.,
Refunding, 8.25%, 1/01/38	20,000,000	24,323,000
Series B, AMBAC Insured, 5.375%, 1/01/35	7,000,000	7,473,690
Eugene Electric Utility System Revenue, Refunding,
5.00%, 8/01/33	10,060,000	10,951,618
Series A, 5.00%, 8/01/40	6,745,000	7,393,869
Eugene Water Utility System Revenue, Refunding, 5.00%, 8/01/40	4,425,000	4,880,155
Hillsboro Hospital Facility Authority Revenue, Hospital Tuality Healthcare Project, Radian Insured, 5.375%,
10/01/26	2,000,000	2,001,760
10/01/31	2,000,000	2,001,260
Independence GO, City Hall Project, AGMC Insured, 5.00%,
6/15/35	2,110,000	2,335,053
6/15/40	3,975,000	4,348,570
Jackson County Airport Revenue, Series A, XLCA Insured, 5.25%,
12/01/27	1,000,000	1,060,760
12/01/32	1,000,000	1,047,660
12/01/37	1,475,000	1,525,298
Jackson County School District No. 549C Medford GO,
5.00%, 6/15/33	3,225,000	3,570,139
5.00%, 6/15/34	5,000,000	5,279,600
Series B, AGMC Insured, 5.00%, 12/15/32	5,765,000	6,462,623
Jefferson County School District No. 509J GO,
Refunding, 5.00%, 6/15/30	1,000,000	1,146,110
Refunding, 5.00%, 6/15/31	1,410,000	1,606,484
Series B, 5.00%, 6/15/30	2,000,000	2,292,220

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Keizer Special Assessment, Keizer Station Area A Local ID, 5.20%, 6/01/31	2,885,000	2,967,569
Klamath County School District GO, 5.00%,
6/15/29	1,155,000	1,330,618
6/15/30	1,095,000	1,254,990
6/15/31	1,000,000	1,139,350
Lake Oswego GO, Refunding, Series A, 5.00%, 12/01/31	6,400,000	7,353,728
Lane County Metropolitan Wastewater Management Commission Revenue,
5.25%, 11/01/28	5,000,000	5,794,550
NATL RE, FGIC Insured, 4.75%, 11/01/26	1,615,000	1,752,291
Lane County School District No. 19 Springfield GO, AGMC Insured, zero cpn.,
6/15/27	5,580,000	3,182,162
6/15/28	2,000,000	1,085,760
6/15/29	1,925,000	992,010
Lebanon GO, AMBAC Insured, 5.00%,
6/01/25	1,635,000	1,734,637
6/01/27	1,675,000	1,771,648
Medford Hospital Facilities Authority Revenue,
Asante Health System, Refunding, Assured Guaranty, 5.125%, 8/15/40	25,000,000	26,290,500
Asante Health System, Series A, Assured Guaranty, 5.00%, 8/15/40	10,050,000	10,500,843
Rogue Valley Manor, Refunding, 5.00%, 10/01/33	1,500,000	1,609,680
Rogue Valley Manor, Refunding, 5.00%, 10/01/42	9,420,000	9,936,404
Multnomah County David Douglas School District No. 40 GO, Series B, zero cpn.,
6/15/24	1,640,000	1,235,937
6/15/25	1,325,000	948,872
6/15/26	2,585,000	1,760,204
6/15/27	2,655,000	1,722,086
6/15/28	2,495,000	1,535,473
6/15/29	2,595,000	1,522,357
6/15/30	1,885,000	1,045,647
6/15/31	2,030,000	1,072,814
6/15/32	2,000,000	1,005,580
Multnomah County Hospital Facilities Authority Revenue,
Adventist Health System/West, Series A, 5.125%, 9/01/40	6,500,000	6,908,655
Terwilliger Plaza, Refunding, 5.00%, 12/01/29	3,690,000	3,937,009
Multnomah County School District No. 3 Park Rose GO, Series A, 5.00%,
6/30/35	2,000,000	2,206,220
6/30/36	1,500,000	1,649,700
Multnomah County School District No. 7 Reynolds GO, Refunding, 5.00%, 6/01/35	6,605,000	7,154,866
North Bend School District No. 13 GO, Coos County, AGMC Insured, 5.00%, 6/15/22	55,000	55,141
Oregon Health and Science University Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 7/01/21	11,480,000	9,213,848
Series A, 5.875%, 7/01/33	2,500,000	2,856,200
Series A, 5.75%, 7/01/39	13,175,000	14,822,270
Oregon State Department of Administrative Services COP,
Series A, 5.25%, 5/01/39	3,800,000	4,088,534
Series A, AGMC Insured, Pre-Refunded, 5.00%, 5/01/23	2,695,000	2,812,825
Series A, AGMC Insured, Pre-Refunded, 5.00%, 5/01/30	13,205,000	13,782,323
Series B, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 11/01/30	20,100,000	21,456,147
Series C, 5.00%, 11/01/34	8,000,000	8,826,720
Oregon State Department of Administrative Services Lottery Revenue, Series A, 5.00%,
4/01/27	17,880,000	20,521,412
4/01/28	18,225,000	20,871,817
4/01/28	5,800,000	6,831,124
4/01/29	1,750,000	1,997,205
4/01/32	5,000,000	5,736,700
Oregon State Department of Transportation Highway User Tax Revenue,
senior lien, Series A, 5.00%, 11/15/29	3,085,000	3,506,380
senior lien, Series A, 4.50%, 11/15/32	21,000,000	22,193,430
senior lien, Series A, 5.00%, 11/15/33	21,530,000	24,179,697
Series A, Pre-Refunded, 5.00%, 11/15/28	15,000,000	15,325,050
Oregon State Facilities Authority Revenue,
Legacy Health System, Refunding, Series A, 5.00%, 3/15/30	1,500,000	1,608,630
Lewis and Clark College Project, Refunding, Series A, 5.75%, 10/01/41	30,000,000	33,830,700
Limited College Project, Refunding, Series A, 5.00%, 10/01/31	2,000,000	2,097,000
Limited College Project, Refunding, Series A, 5.00%, 10/01/34	2,975,000	3,089,091

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Limited College Project, Refunding, Series A, 5.25%, 10/01/40	3,750,000	3,915,675
PeaceHealth, Refunding, Series A, 5.00%, 11/01/39	32,790,000	34,614,108
Reed College Project, Refunding, Series A, 5.00%, 7/01/29	1,500,000	1,673,385
Reed College Project, Refunding, Series A, 4.75%, 7/01/32	2,000,000	2,154,980
Reed College Project, Refunding, Series A, 5.125%, 7/01/41	10,000,000	10,887,800
Samaritan Health Services, Refunding, Series A, 5.25%, 10/01/40	13,990,000	14,765,885
Student Housing, CHF Ashland LLC, Southern Oregon University Project, Assured Guaranty, 5.00%, 7/01/44	8,910,000	9,387,309
University of Portland Projects, Series A, 5.00%, 4/01/32	8,795,000	9,106,783
Willamette University Projects, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 10/01/35	5,210,000	5,540,731
Oregon State GO,
Alternative Energy Project, Series B, 6.00%, 10/01/26	1,680,000	1,954,764
Elderly and Disabled Housing, Series A, 6.00%, 8/01/15	520,000	520,946
Elderly and Disabled Housing, Series A, 6.00%, 8/01/21	375,000	375,458
Elderly and Disabled Housing, Series A, 5.375%, 8/01/28	1,115,000	1,115,647
Elderly and Disabled Housing, Series A, 4.70%, 8/01/42	3,150,000	3,160,080
Elderly and Disabled Housing, Series B, 6.10%, 8/01/17	945,000	946,408
Elderly and Disabled Housing, Series B, 6.25%, 8/01/23	1,355,000	1,357,073
State Board of Higher Education, Refunding, Series B, 5.00%, 8/01/38	1,500,000	1,653,420
State Board of Higher Education, Series A, 5.00%, 8/01/34	5,000,000	5,515,600
State Board of Higher Education, Series A, 5.00%, 8/01/37	5,555,000	6,016,287
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/31	1,695,000	1,865,093
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/35	6,000,000	6,333,060
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/36	2,715,000	2,987,450
State Board of Higher Education, Series B, 5.00%, 8/01/38	5,000,000	5,511,400
State Board of Higher Education, Series C, 5.00%, 8/01/37	1,115,000	1,207,590
Various Projects, Series H, 5.00%, 5/01/36	1,000,000	1,130,830
Veterans' Welfare, Series 92B, 4.625%, 12/01/38	5,330,000	5,446,834
Oregon State Housing and Community Services Department Mortgage Revenue, SFM Program,
Refunding, Series G, 5.35%, 7/01/30	2,645,000	2,769,950
Series C, 4.75%, 7/01/42	3,670,000	3,705,893
Philomath School District No. 17J Benton and Polk Counties GO, Series B, zero cpn., 6/15/31	1,000,000	528,480
Port of Portland International Airport Revenue, Series Nineteen, 5.50%, 7/01/38	23,000,000	25,226,630
Portland EDR, Broadway Project, Refunding, Series A, 6.50%, 4/01/35	5,000,000	5,633,450
Portland GO,
Refunding, Series A, 5.00%, 6/01/28	7,840,000	8,939,011
Refunding, Series A, 5.00%, 6/01/29	8,330,000	9,441,139
Refunding, Series A, 5.00%, 6/01/30	8,750,000	9,858,100
Series B, zero cpn., 6/01/21	1,000,000	869,510
Portland Housing Authority MFR, Housing, Lovejoy Station Apartments Project, NATL Insured, 6.00%, 7/01/33	2,000,000	2,002,840
Portland River District Urban Renewal and Redevelopment Tax Allocation,
Refunding, Series B, 5.00%, 6/15/22	1,035,000	1,199,348
Series C, 5.00%, 6/15/28	1,000,000	1,113,840
Series C, 5.00%, 6/15/29	325,000	359,827
Series C, 5.00%, 6/15/30	1,000,000	1,102,000
Series C, 5.00%, 6/15/31	750,000	822,105
Portland Sewer System Revenue,
first lien, Series A, AGMC Insured, 5.00%, 10/01/24	6,235,000	6,310,443
second lien, Series A, 5.00%, 3/01/34	25,270,000	27,902,376
second lien, Series B, NATL Insured, 5.00%, 6/15/28	5,105,000	5,495,124
Portland Urban Renewal and Redevelopment Tax Allocation,
Interstate Corridor, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/24	1,295,000	1,318,427
Interstate Corridor, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/25	2,385,000	2,425,473
Interstate Corridor, Series B, 5.00%, 6/15/29	1,000,000	1,072,780
Interstate Corridor, Series B, 5.00%, 6/15/30	1,000,000	1,069,600
Interstate Corridor, Series B, 5.00%, 6/15/31	1,000,000	1,066,430
Lents Town Center, Series B, 5.00%, 6/15/27	2,500,000	2,685,375
Lents Town Center, Series B, 5.00%, 6/15/28	1,175,000	1,255,558
Lents Town Center, Series B, 4.75%, 6/15/29	1,000,000	1,050,210
Lents Town Center, Series B, 5.00%, 6/15/30	1,800,000	1,907,460
North Macadam, Series B, 5.00%, 6/15/29	4,250,000	4,520,172
North Macadam, Series B, 5.00%, 6/15/30	4,725,000	5,007,082
Portland Water System Revenue, second lien, Series A, NATL Insured, Pre-Refunded,
4.375%, 10/01/25	3,415,000	3,734,678
4.50%, 10/01/27	1,000,000	1,096,500
4.50%, 10/01/28	3,895,000	4,270,867

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Redmond Airport Revenue, 6.25%, 6/01/39	1,010,000	1,075,701
Redmond GO, Terminal Expansion Project, 5.00%, 6/01/39	1,000,000	1,035,690
Salem Hospital Facility Authority Revenue, Salem Hospital Project, Series A,
5.75%, 8/15/23	10,000,000	11,118,200
5.00%, 8/15/27	11,000,000	11,411,620
5.00%, 8/15/36	9,000,000	9,183,150
Salem-Keizer School District No. 24J GO, Series B, zero cpn., 6/15/30	8,500,000	4,715,120
Sherwood GO, Washington County, Refunding, AGMC Insured, 5.00%, 6/01/36	4,240,000	4,617,699
Tigard Water System Revenue, 5.00%,
8/01/37	11,050,000	12,233,565
8/01/42	20,915,000	22,890,840
Tillamook and Yamhill Counties School District No. 101 Nestucca Valley GO, AGMC Insured, Pre-Refunded, 5.00%, 6/15/25	1,560,000	1,637,048
Tri-County Metropolitan Transportation District Revenue, Payroll Tax, senior lien, Series A, 5.00%, 9/01/37	11,000,000	12,389,960
Washington Clackamas and Yamhill Counties Sherwood School District No. 88J GO,
Series A, NATL Insured, zero cpn., 6/15/26	6,850,000	4,111,301
Series A, NATL Insured, zero cpn., 6/15/27	7,090,000	4,046,547
Series A, NATL Insured, zero cpn., 6/15/28	2,960,000	1,608,079
Series A, NATL Insured, zero cpn., 6/15/29	3,110,000	1,605,538
Series A, NATL Insured, zero cpn., 6/15/30	3,260,000	1,602,812
Series A, NATL Insured, zero cpn., 12/15/31	3,515,000	1,602,032
Series B, NATL Insured, 4.50%, 12/15/31	2,900,000	3,057,818
Washington County GO, Refunding, 4.375%, 6/01/26	1,000,000	1,064,350
Washington County School District No. 15 Forest Grove GO, Series B, zero cpn.,
6/15/29	2,545,000	1,438,943
6/15/30	2,490,000	1,327,992
6/15/31	3,140,000	1,591,572
Yamhill County McMinnville School District No. 40 GO, AGMC Insured, Pre-Refunded, 5.00%, 6/15/28	4,000,000	4,523,880
		955,190,441
U.S. Territories 12.9%
Guam 0.4%
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.625%,
12/01/24	840,000	927,595
12/01/29	3,250,000	3,538,113
		4,465,708
Puerto Rico 12.5%
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.625%, 5/15/43	10,000,000	9,032,600
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series A, 5.50%, 7/01/32	15,000,000	11,264,400
Refunding, Series A, 5.75%, 7/01/41	15,000,000	11,193,000
Refunding, Sub Series C-7, NATL Insured, 6.00%, 7/01/28	4,500,000	4,585,860
Series A, 5.125%, 7/01/31	9,885,000	7,196,774
Series A, 5.375%, 7/01/33	10,000,000	7,336,300
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%,
7/01/36	13,000,000	14,411,670
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31	6,250,000	5,661,813
Puerto Rico Electric Power Authority Power Revenue,
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	10,000,000	10,518,500
Series WW, 5.25%, 7/01/33	9,690,000	5,814,194
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured, 6.00%, 7/01/25	15,000,000	15,729,300
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	10,000,000	6,064,600
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	20,000,000	16,460,400
first subordinate, Series A, 5.375%, 8/01/39	9,000,000	7,163,910
first subordinate, Series A, 6.50%, 8/01/44	10,000,000	9,141,700
Senior Series C, 5.25%, 8/01/40	2,860,000	2,561,044
		144,136,065
Total U.S. Territories		148,601,773
Total Municipal Bonds (Cost $1,057,831,023) 95.7%		1,103,792,214

Franklin Tax-Free Trust
Statement of Investments, May 31, 2014 (unaudited) (continued)
Other Assets, less Liabilities 4.3%	49,051,906
Net Assets 100.0%	$1,152,844,120

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
COP	-	Certificate of Participation
EDR	-	Economic Development Revenue
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
ID	-	Improvement District
MFR	-	Multi-Family Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
SFM	-	Single Family Mortgage
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited)

Franklin Pennsylvania Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.0%
Pennsylvania 88.7%
Allegheny County GO,
Series C-60, AGMC Insured, 5.00%, 11/01/27	$3,000,000	$3,217,080
Series C-61, Assured Guaranty, 5.00%, 12/01/33	5,000,000	5,343,500
Series C-65, 5.375%, 5/01/31	5,000,000	5,619,650
Allegheny County Higher Education Building Authority University Revenue, Duquesne University,
5.00%, 3/01/28	3,000,000	3,226,140
5.00%, 3/01/33	1,300,000	1,379,950
Series A, 5.50%, 3/01/31	3,000,000	3,338,340
Series A, XLCA Insured, 5.00%, 3/01/29	5,000,000	5,287,150
Series A, XLCA Insured, 5.00%, 3/01/33	5,630,000	5,903,674
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center, Series A, 5.625%,
8/15/39	12,000,000	13,437,480
Allegheny County Sanitary Authority Sewer Revenue,
AGMC Insured, 5.00%, 6/01/40	5,000,000	5,459,450
NATL RE, FGIC Insured, 5.00%, 12/01/37	6,745,000	7,102,552
Refunding, Series A, NATL Insured, 5.00%, 12/01/30	7,000,000	7,252,560
Allegheny Valley School District GO, Series A, NATL Insured, 5.00%, 11/01/28	1,550,000	1,572,553
Allentown Parking Authority Revenue, Guaranteed Parking, AGMC Insured, 5.00%, 11/15/35	2,430,000	2,477,166
The Berks County Municipal Authority Revenue, The Reading Hospital and Medical Center Project, Series A, 5.00%,
11/01/44	10,000,000	10,713,900
Bethel Park School District GO, 5.10%, 8/01/33	3,600,000	4,102,596
Bethlehem Area School District GO, AGMC Insured, 5.25%, 1/15/26	6,605,000	7,381,814
Bethlehem GO, Refunding, Series B, AGMC Insured, 6.50%, 12/01/32	4,990,000	5,656,514
Blair County Hospital Authority Revenue, Altoona Regional Heath System, Pre-Refunded, 6.00%, 11/15/39	6,890,000	7,207,836
Bucks County IDAR, George School Project, 5.00%, 9/15/41	5,000,000	5,365,050
Bucks County Water and Sewer Authority Sewer System Revenue, Refunding, Series A, Assured Guaranty, 5.00%,
12/01/35	2,500,000	2,701,000
Bucks County Water and Sewer Authority Water System Revenue, AGMC Insured, 5.00%, 12/01/41	10,000,000	10,823,400
Butler County Hospital Authority Hospital Revenue, Butler Health System Project, Series B, 7.25%, 7/01/39	4,500,000	5,301,180
Catasauqua Area School District GO, Refunding, AGMC Insured, 5.00%, 2/15/36	6,000,000	6,258,720
Centennial School District Bucks County GO, Series A, 5.00%, 12/15/37	5,855,000	6,690,157
Central Bradford Progress Authority Revenue, Guthrie Health Issue, Refunding, 5.375%, 12/01/41	3,000,000	3,332,370
Centre County Hospital Authority Hospital Revenue, Mount Nittany Medical Center Project, Assured Guaranty, Pre-
Refunded,
5.875%, 11/15/29	1,000,000	1,025,580
6.125%, 11/15/39	3,200,000	3,285,440
6.25%, 11/15/44	2,500,000	2,568,150
Chester County IDA Student Housing Revenue, University Student Housing LLC Project at West Chester University of
Pennsylvania, Series A, 5.00%,
8/01/35	500,000	517,805
8/01/45	1,500,000	1,536,450
Clarion County IDA Student Housing Revenue, Clarion University Foundation Inc., Student Housing Project at Clarion
University, Series A, 5.00%, 7/01/45	2,335,000	2,345,928
Commonwealth Financing Authority Revenue, Series B, 5.00%, 6/01/32	5,000,000	5,512,950
Cumberland County Municipal Authority College Revenue, Dickinson College Project, Assn. of Independent Colleges and
Universities of Pennsylvania Financing Program,
Series GG1, NATL Insured, 5.00%, 5/01/34	3,500,000	3,693,480
Series HH1, 5.00%, 11/01/39	1,200,000	1,275,792
Cumberland County Municipal Authority Revenue, Dickinson College Project, 5.00%, 11/01/42	4,500,000	4,838,445
Dauphin County General Authority Health System Revenue, Pinnacle Health System Project,
Refunding, Series A, 6.00%, 6/01/36	10,000,000	11,029,900
Series A, 5.00%, 6/01/42	15,590,000	16,166,674
Dauphin County General Authority Hospital Revenue, HAPSCO Group Inc., The Western Pennsylvania Hospital Project,
Series B, NATL Insured, ETM, 6.25%, 7/01/16	2,155,000	2,286,369
Deer Lakes School District GO, Assured Guaranty, 5.50%, 4/01/39	7,500,000	8,411,250
Delaware County Authority Revenue,
Cabrini College, Refunding, Radian Insured, 5.875%, 7/01/29	1,140,000	1,140,889
Haverford College, 5.00%, 11/15/40	3,000,000	3,246,360
Health Facilities, Mercy Health Corp. Project, ETM, 6.00%, 12/15/26	10,800,000	11,343,024

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Delaware County Authority University Revenue, Neumann University,
5.00%, 10/01/25	1,250,000	1,318,463
5.25%, 10/01/31	1,250,000	1,318,613
Delaware County Vocational and Technical School Authority Lease Revenue, Intermediate No. 25 Project, BAM Insured,
5.00%, 11/01/38	1,250,000	1,335,025
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC Insured, 5.60%, 7/01/17	5,000,000	5,605,700
East Hempfield Township IDA Revenue, Student Services Inc., Student Housing Project at Millersville University of
Pennsylvania, 5.00%, 7/01/45	3,250,000	3,302,033
Erie County Hospital Authority Revenue, Hamot Health Foundation, CIFG Insured, 5.00%, 11/01/35	6,000,000	6,118,920
Erie Higher Education Building Authority College Revenue, Mercyhurst College Project, 5.50%, 3/15/38	2,000,000	2,089,600
Erie Parking Authority Parking Facilities Revenue, Guaranteed, Refunding, AGMC Insured, 5.125%, 9/01/32	4,250,000	4,591,913
Erie Water Authority Water Revenue, AGMC Insured, 5.00%, 12/01/43	7,000,000	7,299,810
Falls Township Authority Water and Sewer Revenue, Guaranteed, 5.00%, 12/01/41	2,210,000	2,369,584
Franklin County IDAR, Chambersburg Hospital Project, 5.375%, 7/01/42	10,000,000	10,547,200
General Authority of Southcentral Pennsylvania Revenue, Assn. of Independent Colleges and Universities, York College of
Pennsylvania Project, 5.75%, 11/01/41	9,500,000	10,506,525
General Authority of Southcentral Pennsylvania Revenue, WellSpan Health Obligated Group, Refunding, Series A, 6.00%,
6/01/25	10,000,000	11,354,300
Indiana County Hospital Authority Hospital Revenue, Indiana Regional Medical Center, Series A, 6.00%, 6/01/39	1,625,000	1,806,155
Johnstown RDA Sewer Revenue, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/15/34	1,825,000	1,842,630
Lackawanna County GO, Series B, AGMC Insured, 5.00%,
9/01/30	8,100,000	8,371,107
9/01/35	7,500,000	7,685,175
Lancaster Parking Authority Parking Revenue, Guaranteed, Series A, AMBAC Insured, 5.00%,
12/01/32	1,700,000	1,807,848
12/01/35	2,500,000	2,644,150
Latrobe IDA College Revenue, St. Vincent College Project, 5.00%, 5/01/43	4,120,000	4,269,638
Lehigh County Authority Water and Sewer Revenue, City of Allentown Concession, Series A, 5.00%, 12/01/43	5,240,000	5,629,018
Lehigh County General Purpose Authority Revenue, Muhlenberg College Project, 5.25%, 2/01/34	1,500,000	1,599,240
Lehigh County General Purpose Hospital Revenue, Lehigh Valley Health Network, Series B, AGMC Insured, 5.00%, 7/01/35	11,250,000	11,719,800
Luzerne County IDA Water Facility Revenue, Pennsylvania American Water Co. Water Facilities, Refunding, 5.50%,
12/01/39	10,000,000	11,065,000
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Refunding, Series A, 5.75%,
7/01/39	25,000,000	26,577,500
Lycoming County Authority Revenue, AICUP Financing Program, Lycoming College Project, Series MM1, 5.25%,
11/01/38	1,400,000	1,533,742
11/01/43	1,495,000	1,626,814
Lycoming County Water and Sewer Authority Sewer Revenue, AGMC Insured, 5.00%, 11/15/35	5,835,000	6,223,786
Marple Newtown School District GO, AGMC Insured, 5.00%, 6/01/31	11,225,000	12,373,430
McKeesport Municipal Authority Sewer Revenue, 5.75%, 12/15/39	5,000,000	5,456,100
Monroe County Hospital Authority Hospital Revenue, Pocono Medical Center,
5.00%, 1/01/27	1,000,000	1,034,110
5.125%, 1/01/37	2,000,000	2,043,020
5.25%, 1/01/43	2,000,000	2,036,020
Series A, 5.00%, 1/01/41	2,000,000	2,059,640
Montgomery County Higher Education and Health Authority Revenue, Arcadia University, 5.625%, 4/01/40	5,750,000	6,023,815
Montgomery County IDA Health Facilities Revenue, Jefferson Health System, Series A, 5.00%, 10/01/41	9,600,000	10,285,632
Montgomery County IDAR, FHA Insured, 5.375%, 8/01/38	4,995,000	5,545,799
Montour School District GO, AGMC Insured, 5.00%,
4/01/32	5,000,000	5,217,650
4/01/37	12,500,000	12,955,250
Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital Project,
Series A, 5.50%, 8/15/35	10,000,000	10,549,900
Series B, 5.50%, 8/15/33	2,200,000	2,378,156
Northampton County General Purpose Authority Revenue,
Higher Education, Lehigh University, 5.00%, 11/15/39	20,000,000	21,758,800
Lafayette College, Refunding, 5.00%, 11/01/34	20,000,000	21,392,200
Northeastern Hospital and Education Authority Revenue, Wilkes University Project, Series A, 5.25%, 3/01/42	2,400,000	2,522,808
Northeastern York School District GO, Series B, NATL RE, FGIC Insured, 5.00%,
4/01/30	1,000,000	1,064,080
4/01/31	2,000,000	2,124,240
Norwin School District GO, AGMC Insured,
5.00%, 4/01/37	10,000,000	10,309,900
Pre-Refunded, 5.00%, 4/01/35	3,000,000	3,258,150
Owen J. Roberts School District GO, AGMC Insured, 5.00%, 9/01/36	2,710,000	2,993,547

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Pennsylvania State Economic Development Financing Authority Water Facilities Revenue, Aqua Pennsylvania Inc. Project,
Series B, 5.00%, 12/01/43	25,000,000	26,785,750
Pennsylvania State Economic Development Financing Authority Water Facility Revenue, Pennsylvania-American Water Co.
Project, 6.20%, 4/01/39	12,000,000	13,539,840
Pennsylvania State GO,
Second Series, 5.00%, 4/15/23	10,000,000	11,635,700
Second Series A, 5.00%, 8/01/25	5,000,000	5,616,900
Pennsylvania State Higher Educational Facilities Authority Revenue,
AICUP Financing Program, Gwynedd Mercy College Project, Series KK1, 5.375%, 5/01/42	1,800,000	1,903,752
AICUP Financing Program, St. Francis University Project, Series JJ2, 6.25%, 11/01/41	3,840,000	4,246,464
Bryn Mawr College, Refunding, AMBAC Insured, 5.00%, 12/01/37	5,000,000	5,304,700
Drexel University, Series A, NATL Insured, 5.00%, 5/01/37	25,525,000	26,594,242
Edinboro University Foundation, Student Housing Project, 6.00%, 7/01/43	3,500,000	3,683,155
Foundation for Indiana University, Student Housing Project, Refunding, Series B, 5.00%, 7/01/41	1,250,000	1,298,750
La Salle University, Series A, 5.00%, 5/01/37	2,500,000	2,577,225
Philadelphia University, Refunding, 5.00%, 6/01/30	2,295,000	2,371,515
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of Pennsylvania,
5.00%, 10/01/35	1,400,000	1,446,102
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of Pennsylvania,
6.25%, 10/01/43	7,000,000	7,934,010
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of Pennsylvania,
5.00%, 10/01/44	2,000,000	2,056,080
St. Joseph's University, Series A, 5.00%, 11/01/40	15,000,000	15,866,100
State System of Higher Education, Series AF, NATL Insured, 5.00%, 6/15/37	7,000,000	7,438,130
Temple University, First Series, 5.00%, 4/01/42	10,000,000	10,742,100
Temple University, Refunding, NATL Insured, 5.00%, 4/01/28	5,000,000	5,299,800
Temple University, Refunding, NATL Insured, 5.00%, 4/01/33	10,000,000	10,529,200
Thomas Jefferson University, 5.00%, 3/01/40	16,980,000	17,967,387
The Trustees of the University of Pennsylvania, Refunding, Series C, 5.00%, 7/15/38	5,000,000	5,178,950
The Trustees of the University of Pennsylvania, Series A, 5.00%, 9/01/41	25,000,000	27,453,750
University of Pennsylvania Health System, 5.75%, 8/15/41	3,950,000	4,383,552
University of Pennsylvania Health System, Refunding, Series B, 6.00%, 8/15/26	5,000,000	5,796,800
University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	13,000,000	13,951,860
University of the Sciences in Philadelphia, 5.00%, 11/01/42	5,000,000	5,302,550
University of the Sciences in Philadelphia, Assured Guaranty, 5.00%, 11/01/32	5,000,000	5,268,250
University of the Sciences in Philadelphia, Refunding, Series A, XLCA Insured, 5.00%, 11/01/36	8,315,000	8,426,005
Widener University, 5.00%, 7/15/31	500,000	508,765
Widener University, 5.00%, 7/15/39	2,760,000	2,768,142
Widener University, Pre-Refunded, 5.00%, 7/15/39	2,990,000	3,151,340
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue, University Properties Inc. Student
Housing Project at East Stroudsburg University of Pennsylvania, 5.00%, 7/01/42	5,500,000	5,612,310
Pennsylvania State Public School Building Authority Community College Revenue, Community College of Philadelphia
Project, 6.00%, 6/15/28	5,000,000	5,606,200
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia Project, Refunding,
Series B, AGMC Insured, 4.75%, 6/01/30	5,000,000	5,273,850
Pennsylvania State Public School Building Authority Revenue, Career Institute of Technology, NATL RE, FGIC Insured,
5.00%, 11/15/28	1,000,000	1,045,600
Pennsylvania State Turnpike Commission Turnpike Revenue,
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	5,000,000	5,615,050
Series A, AMBAC Insured, 5.00%, 12/01/34	5,000,000	5,068,300
Series A, Assured Guaranty, 5.00%, 6/01/39	20,000,000	21,231,200
Series C, 5.00%, 12/01/43	10,000,000	10,907,100
Series D, 5.125%, 12/01/40	10,000,000	10,748,600
Special, Motor License Fund Enhanced Turnpike, Series A, 5.50%, 12/01/41	5,000,000	5,613,200
Pennsylvania State University Revenue, 5.00%,
9/01/35	1,000,000	1,042,620
3/01/40	1,500,000	1,670,475
Philadelphia Airport Revenue, Series A, AGMC Insured, 5.00%,
6/15/35	5,000,000	5,306,750
6/15/40	5,000,000	5,292,950
Philadelphia Authority for IDR,
Cultural and Commercial Corridors Program, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/23	6,205,000	6,659,951
Cultural and Commercial Corridors Program, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/25	5,690,000	6,075,668
International Apartments at Temple University, Series A, 5.625%, 6/15/42	4,000,000	4,116,120
Philadelphia Corp. for Aging Project, Series B, AMBAC Insured, 5.25%, 7/01/31	2,000,000	2,000,720

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Philadelphia Gas Works Revenue,
Ninth Series, 5.25%, 8/01/40	5,720,000	6,435,114
Twelfth Series B, NATL Insured, ETM, 7.00%, 5/15/20	555,000	655,488
Philadelphia GO,
Refunding, Series A, Assured Guaranty, 5.125%, 8/01/25	5,000,000	5,519,150
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/26	5,000,000	5,543,800
Series A, 5.25%, 7/15/33	5,000,000	5,467,550
Series B, Assured Guaranty, Pre-Refunded, 7.125%, 7/15/38	10,000,000	11,430,200
Philadelphia Hospitals and Higher Education Facilities Authority Revenue, Children's Hospital of Philadelphia Project, Series
C, 5.00%, 7/01/41	5,000,000	5,362,600
Philadelphia Housing Authority Capital Fund Program Revenue, Series A, AGMC Insured, 5.00%, 12/01/21	5,000,000	5,070,800
Philadelphia Municipal Authority Lease Revenue, 6.50%,
4/01/34	3,250,000	3,762,005
4/01/39	2,500,000	2,786,700
Philadelphia RDAR, Neighborhood Transformation Initiative, Series C, NATL RE, FGIC Insured, 5.00%, 4/15/31	13,565,000	13,753,418
Philadelphia School District GO,
Series D, FGIC Insured, Pre-Refunded, 5.125%, 6/01/34	5,000,000	5,000,000
Series E, 6.00%, 9/01/38	5,000,000	5,465,750
Philadelphia Water and Wastewater Revenue,
Series A, 5.25%, 1/01/36	3,000,000	3,227,970
Series A, 5.00%, 1/01/41	13,000,000	13,915,330
Series A, 5.125%, 1/01/43	5,000,000	5,432,400
Series A, AGMC Insured, 5.00%, 7/01/29	11,645,000	12,098,223
Series C, AGMC Insured, 5.00%, 8/01/35	7,000,000	7,601,090
Pine-Richland School District GO, Allegheny County, Assured Guaranty, 5.00%, 3/01/39	15,130,000	16,400,617
Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14	180,000	183,109
Reading GO, AGMC Insured, 6.00%, 11/01/28	2,000,000	2,184,600
Scranton School District GO,
Series A, AGMC Insured, 5.00%, 7/15/38	5,430,000	5,816,453
Series C, AGMC Insured, 5.00%, 7/15/38	5,000,000	5,355,850
Scranton-Lackawanna Health and Welfare Authority Revenue, University of Scranton, XLCA Insured, 5.00%, 11/01/37	8,125,000	8,707,481
Snyder County Higher Education Authority University Revenue, Susquehanna University Project, 5.00%, 1/01/38	4,000,000	4,255,640
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Refunding, Series B, Assured
Guaranty, 5.375%, 7/01/35	10,000,000	10,684,700
Southmoreland School District GO, NATL Insured, Pre-Refunded, 5.00%, 4/01/27	5,025,000	5,224,593
State Public School Building Authority College Revenue, Delaware County Community College Project, AGMC Insured,
5.00%, 10/01/32	1,000,000	1,059,840
State Public School Building Authority School Lease Revenue,
The School District of Philadelphia Project, 5.00%, 4/01/31	2,500,000	2,718,925
The School District of Philadelphia Project, 5.00%, 4/01/32	2,000,000	2,165,260
The School District of the City of Harrisburg Project, Series A, Assured Guaranty, 5.00%, 11/15/33	5,000,000	5,224,600
Susquehanna Area Regional Airport Authority Airport System Revenue, Series A, 6.50%, 1/01/38	4,000,000	4,368,880
Swarthmore Borough Authority College Revenue, Swathmore College Project, 5.00%, 9/15/43	1,000,000	1,115,420
Union County Higher Educational Facilities Financing Authority University Revenue, Bucknell University, Series A, 5.00%,
4/01/42	5,000,000	5,520,050
University of Pittsburgh of the Commonwealth System of Higher Education Revenue, University Capital Project,
Refunding, Series C, 5.00%, 9/15/35	5,000,000	5,544,050
Series B, 5.00%, 9/15/31	10,000,000	11,321,900
Washington County IDA College Revenue, Washington and Jefferson College, Refunding,
5.25%, 11/01/30	7,525,000	8,293,905
5.00%, 11/01/36	8,470,000	8,961,684
West Mifflin Area School District GO, Allegheny County, AGMC Insured, 5.125%, 4/01/31	1,000,000	1,090,210
Whitehall-Coplay School District GO, Lehigh County, Series A, AGMC Insured, 5.375%, 11/15/34	6,000,000	6,682,620
Wilkes-Barre Finance Authority Revenue, Wilkes University Project, Refunding, 5.00%, 3/01/37	4,500,000	4,560,615
Wyoming Area School District GO, Refunding, Series A, NATL Insured, 5.00%, 9/01/26	5,005,000	5,219,364
		1,159,019,288
U.S. Territories 9.3%
Puerto Rico 8.5%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	2,100,000	1,675,863
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series A, 5.75%, 7/01/41	7,730,000	5,768,126
Refunding, Series A-4, AGMC Insured, 5.25%, 7/01/30	5,000,000	5,019,100
Series A, 5.00%, 7/01/29	4,000,000	2,873,400
Series A, 5.00%, 7/01/33	7,800,000	5,507,736
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series B, 5.00%, 7/01/37	7,010,000	3,896,579

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	8,500,000	5,074,840
Series TT, 5.00%, 7/01/32	5,100,000	3,044,853
Series XX, 5.25%, 7/01/40	16,020,000	9,612,160
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	10,000,000	6,064,600
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.375%, 8/01/39	20,000,000	15,919,800
first subordinate, Series A, 6.00%, 8/01/42	34,000,000	29,102,640
first subordinate, Series C, 5.50%, 8/01/40	15,000,000	12,073,050
Refunding, Senior Series C, 5.00%, 8/01/46	6,250,000	5,363,312
		110,996,059
U.S. Virgin Islands 0.8%
Virgin Islands PFAR,
Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	5,000,000	5,012,400
senior lien, Refunding, Series B, 5.00%, 10/01/25	5,500,000	6,023,215
		11,035,615
Total U.S. Territories		122,031,674
Total Municipal Bonds (Cost $1,240,577,904) 98.0%		1,281,050,962
Other Assets, less Liabilities 2.0%		25,827,605
Net Assets 100.0%		$1,306,878,567

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BAM	-	Build America Mutual Assurance Co.
CIFG	-	CDC IXIS Financial Guaranty
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Authority/Agency
FICO	-	Financing Corp.
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
IDAR	-	Industrial Development Authority Revenue
IDR	-	Industrial Development Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PFAR	-	Public Financing Authority Revenue
RDA	-	Redevelopment Agency/Authority
RDAR	-	Redevelopment Agency Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited)

Franklin Virginia Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.9%
Virginia 81.1%
Bristol Utility System Revenue, AGMC Insured, ETM, 5.00%, 7/15/21	$1,245,000	$1,435,958
Capital Region Airport Commission Airport Revenue, Series A, AGMC Insured, 5.00%,
7/01/31	2,000,000	2,132,520
7/01/38	5,895,000	6,205,077
Caroline County IDA Lease Revenue, AMBAC Insured, 5.125%, 6/15/34	1,000,000	1,001,500
Charlotte County IDA Hospital Revenue, Halifax Regional Hospital Inc., 5.00%, 9/01/37	2,500,000	2,566,725
Chesterfield County EDA, PCR, Virginia Electric and Power Co. Project, Refunding, Series A, 5.00%, 5/01/23	5,000,000	5,525,200
Chesterfield County EDA Revenue, Bon Secours Health System Inc.,
Series C-1, AGMC Insured, 5.00%, 11/01/42	2,250,000	2,387,768
Series C-2, Assured Guaranty, 5.00%, 11/01/42	8,000,000	8,489,840
Fairfax County EDA Transportation District Improvement Revenue, Silver Line Phase I Project, 5.00%, 4/01/36	10,000,000	10,838,600
Fairfax County IDAR, Health Care, Inova Health System Project,
Refunding, Series C, 5.00%, 5/15/25	3,500,000	3,932,495
Series A, 5.50%, 5/15/35	10,000,000	11,387,800
Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, NATL Insured, 5.00%, 6/15/30	6,000,000	6,157,800
Hampton Roads Sanitation District Wastewater Revenue,
5.00%, 4/01/33	10,000,000	11,060,200
Refunding, 5.00%, 4/01/38	16,000,000	17,529,600
Harrisonburg IDAR, Hospital Facilities, Rockingham Memorial Hospital, AMBAC Insured, 5.00%,
8/15/42	8,095,000	8,302,637
8/15/46	15,000,000	15,356,100
Henrico County EDA Revenue, Bon Secours Health System Inc., Refunding, 5.00%, 11/01/30	7,000,000	7,700,000
Hopewell Sewer System Revenue, Refunding, Series A, 5.00%, 7/15/42	4,850,000	5,285,336
Lexington IDA Educational Facilities Revenue,
VMI Development Board Inc. Project, Series C, 5.00%, 12/01/36	5,000,000	5,424,150
Washington and Lee University, 5.00%, 1/01/43	10,000,000	11,053,300
Loudoun County Sanitation Authority Water and Sewer Revenue, Pre-Refunded, 5.00%, 1/01/33	15,060,000	15,481,379
Manassas Park GO, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/29	5,545,000	6,239,012
Middle River Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%, 5/15/28	1,000,000	1,012,840
Montgomery County IDA Public Facilities Lease Revenue, Public Projects, 5.00%, 2/01/29	6,500,000	7,131,345
Newport News EDA, EDR, Series A, Pre-Refunded, 5.00%, 1/15/31	5,870,000	6,316,824
Norfolk GO, Capital Improvement, Refunding,
Series A, 5.00%, 8/01/32	5,845,000	6,709,242
Series C, 5.00%, 10/01/42	7,825,000	8,556,559
Northwestern Regional Jail Authority Jail Facilities Revenue, NATL Insured, Pre-Refunded, 5.00%, 7/01/33	2,600,000	2,733,952
Patrick County EDA Lease Revenue, School Projects, Assured Guaranty, 5.25%, 3/01/39	6,435,000	6,812,477
Pittsylvania County School GO, Series B, 5.75%, 2/01/30	5,800,000	6,793,656
Portsmouth GO, Public Utility, Refunding, Series A, 5.00%, 7/15/41	10,000,000	11,058,700
Prince William County IDA Health Care Facilities Revenue, Novant Health Obligation Group, Prince William Hospital,
Refunding, Series B, 5.00%, 11/01/46	10,000,000	10,707,700
Prince William County IDA Revenue, George Mason University Foundation, Prince William Life Sciences Lab LLC Project,
Series AA, 5.125%, 9/01/41	3,200,000	3,455,520
Prince William County Service Authority Water and Sewer System Revenue,
Pre-Refunded, 5.00%, 7/01/32	1,255,000	1,318,955
Refunding, 5.00%, 7/01/32	495,000	517,587
Richmond Public Utility Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 1/15/35	3,500,000	3,603,460
Refunding, Series A, 5.00%, 1/15/35	11,495,000	12,530,125
Refunding, Series A, 5.00%, 1/15/43	10,000,000	11,217,500
Riverside Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%,
7/01/28	7,000,000	7,551,390
7/01/32	22,000,000	23,509,860
Roanoke County EDA Lease Revenue, Public Facility Projects, Assured Guaranty, 5.125%, 10/15/37	10,000,000	10,718,900
Roanoke EDA Hospital Revenue, Carilion Clinic Obligated Group, Refunding, 5.00%, 7/01/33	10,615,000	11,613,022
Roanoke IDA Hospital Revenue, Carilion Health System Obligated Group, Series B,
AGMC Insured, 5.00%, 7/01/38	3,950,000	4,189,489
Assured Guaranty, Pre-Refunded, 5.00%, 7/01/38	50,000	60,221
Smyth County GO, Public Improvement, Series A, 5.00%, 11/01/31	4,145,000	4,621,965
Stafford County and Staunton IDAR, Virginia Municipal League Assn. of Counties Finance Program,
Series A, NATL Insured, 5.25%, 8/01/31	3,890,000	4,000,748

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Series A, NATL Insured, Pre-Refunded, 5.25%, 8/01/31	1,110,000	1,227,349
Series C, NATL Insured, 5.00%, 8/01/35	1,395,000	1,409,620
Series C, NATL Insured, Pre-Refunded, 5.00%, 8/01/35	6,340,000	6,691,933
Series E, XLCA Insured, 5.00%, 8/01/37	3,985,000	4,111,404
Stafford County EDA Hospital Facilities Revenue, Medicorp Health System Obligated Group, 5.25%, 6/15/37	5,000,000	5,053,550
Suffolk GO, Refunding, 5.00%,
2/01/41	10,000,000	10,952,000
6/01/42	10,000,000	10,988,200
University of Virginia Revenue, General,
5.00%, 6/01/37	2,780,000	2,890,005
Pre-Refunded, 5.00%, 6/01/37	6,155,000	6,444,408
Refunding, 5.00%, 6/01/40	17,750,000	19,660,787
Refunding, Series A, 5.00%, 6/01/43	15,000,000	16,957,500
Virginia Beach Development Authority Public Facility Revenue, Series A, 5.00%, 7/15/27	5,635,000	6,180,355
Virginia College Building Authority Educational Facilities Revenue,
Liberty University Projects, 5.25%, 3/01/29	2,860,000	3,209,778
Liberty University Projects, 5.00%, 3/01/41	26,855,000	28,802,525
Public Higher Education Financing Program, Series A, 5.00%, 9/01/33	4,010,000	4,462,208
Virginia Port Authority Port Facilities Revenue, Refunding, 5.00%, 7/01/40	6,000,000	6,337,800
Virginia State HDA Commonwealth Mortgage Revenue, Series C, Sub Series C-5, 4.80%, 7/01/38	8,500,000	9,095,085
Virginia State HDA Revenue, Rental Housing,
Series B, 5.625%, 6/01/39	7,240,000	7,818,548
Series B, 5.00%, 6/01/45	3,050,000	3,179,168
Series E, 5.00%, 10/01/44	6,540,000	6,768,900
Series F, 5.05%, 12/01/44	12,125,000	12,618,002
Series F, 5.00%, 4/01/45	2,125,000	2,209,363
Virginia State Public School Authority Revenue, Refunding, Series B, 5.00%, 8/01/24	12,000,000	14,821,800
Virginia State Public School Authority Special Obligation Fluvanna County Revenue, School Financing, Pre-Refunded,
6.00%, 12/01/32	5,000,000	6,085,550
Virginia State Resources Authority Infrastructure Revenue, Virginia Pooled Financing Program,
Senior Series A, 5.00%, 11/01/31	5,000,000	5,489,800
Senior Series A, 5.00%, 11/01/36	4,915,000	5,365,607
Senior Series A, 5.00%, 11/01/38	1,600,000	1,778,672
Senior Series B, 5.00%, 11/01/32	2,505,000	2,766,171
Series B, 5.00%, 11/01/41	9,410,000	10,427,409
Virginia State Small Business Financing Authority Healtcare Facilities Revenue, Sentara Healthcare, Refunding, 5.00%,
11/01/40	23,000,000	24,724,540
Winchester IDA Hospital Revenue, Valley Health System Obligated Group, Series E, 5.625%, 1/01/44	3,350,000	3,669,188
		584,432,259
District of Columbia 8.3%
Metropolitan Washington D.C. Airports Authority Airport System Revenue, Refunding,
Series A, 5.00%, 10/01/35	12,000,000	13,091,040
Series A, AGMC Insured, 5.00%, 10/01/32	10,000,000	10,638,000
Series B, BHAC Insured, 5.00%, 10/01/29	3,000,000	3,402,060
Series C, 5.125%, 10/01/34	6,450,000	6,982,770
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, first senior lien, Series A,
5.00%, 10/01/39	10,000,000	10,518,900
5.25%, 10/01/44	12,000,000	12,789,360
Washington State Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%, 7/01/32	2,000,000	2,250,760
		59,672,890
U.S. Territories 9.5%
Puerto Rico 9.5%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
6.00%, 7/01/38	1,100,000	876,326
Assured Guaranty, 5.00%, 7/01/28	6,000,000	6,015,120
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series B, 6.00%, 7/01/39	5,000,000	3,802,850
Series A, 6.00%, 7/01/38	5,000,000	3,778,850
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%,
7/01/36	4,500,000	4,988,655
Puerto Rico Electric Power Authority Power Revenue,
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	3,000,000	3,155,550
Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,051,850
Series WW, 5.50%, 7/01/38	6,700,000	4,209,007

Franklin Tax-Free Trust
Statement of Investments, May 31, 2014 (unaudited) (continued)
Series XX, 5.25%, 7/01/40	8,400,000	5,040,084
Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured, 5.00%, 8/01/27	2,530,000	2,477,326
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series Q, 5.625%, 7/01/39	5,000,000	3,586,500
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 5.375%, 8/01/39	6,000,000	4,775,940
Series A, 6.00%, 8/01/42	20,000,000	17,119,200
Series C, 5.50%, 8/01/40	10,000,000	8,048,700
Total U.S. Territories		68,925,958
Total Municipal Bonds (Cost $688,043,197) 98.9%		713,031,107
Other Assets, less Liabilities 1.1%		7,870,327
Net Assets 100.0%		$720,901,434

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
EDA	-	Economic Development Authority
EDR	-	Economic Development Revenue
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
HDA	-	Housing Development Authority/Agency
IDA	-	Industrial Development Authority/Agency
IDAR	-	Industrial Development Authority Revenue
NATL	-	National Public Financial Guarantee Corp.
PBA	-	Public Building Authority
PCR	-	Pollution Control Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of twenty-four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At May 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Alabama Tax-	Franklin Arizona Tax-	Franklin Colorado Tax-	Franklin Connecticut
	Free Income Fund	Free Income Fund	Free Income Fund	Tax-Free Income Fund

Cost of investments	$258,094,605	$893,974,251	$626,897,995	$378,145,337

Unrealized appreciation	$12,828,258	$56,136,931	$41,653,054	$17,761,839
Unrealized depreciation	(3,922,346)	(22,344,987)	(11,422,600)	(10,584,983)
Net unrealized appreciation (depreciation)	$8,905,912	$33,791,944	$30,230,454	$7,176,856

		Franklin Federal	Franklin Federal
	Franklin Double Tax-	Intermediate-Term	Limited-Term Tax-	Franklin Florida Tax-
	Free Income Fund	Tax-Free Incom e Fund	Free Incom e Fund	Free Incom e Fund

Cost of investments	$326,870,396	$3,860,316,215	$1,122,152,708	$782,956,700

Unrealized appreciation	$8,097,872	$254,169,132	$20,267,749	$58,727,255
Unrealized depreciation	(55,797,424)	(15,724,334)	(245,150)	(29,655,853)
Net unrealized appreciation (depreciation)	$(47,699,552)	$238,444,798	$20,022,599	$29,071,402

	Franklin Georgia Tax-	Franklin High-Yield Tax-	Franklin Insured Tax-	Franklin Kentucky Tax-
	Free Income Fund	Free Income Fund	Free Incom e Fund	Free Incom e Fund

Cost of investments	$476,897,357	$7,372,189,588	$2,059,500,660	$155,315,270

Unrealized appreciation	$33,894,189	$831,162,896	$133,943,745	$10,609,136
Unrealized depreciation	(9,463,401)	(227,324,540)	(8,594,079)	(2,709,151)
Net unrealized appreciation (depreciation)	$24,430,788	$603,838,356	$125,349,666	$7,899,985

			Franklin
	Franklin Louisiana Tax-	Franklin Maryland Tax-	Massachusetts Tax-	Franklin Michigan Tax-
	Free Income Fund	Free Income Fund	Free Income Fund	Free Incom e Fund

Cost of investments	$360,710,786	$536,931,557	$468,333,559	$1,037,955,094

Unrealized appreciation	$25,575,539	$23,241,369	$25,965,016	$46,329,402
Unrealized depreciation	(7,610,681)	(12,025,205)	(4,080,240)	(18,045,718)
Net unrealized appreciation (depreciation)	$17,964,858	$11,216,164	$21,884,776	$28,283,684

	Franklin Minnesota	Franklin Missouri Tax-	Franklin New Jersey	Franklin North Carolina
	Tax-Free Incom e Fund	Free Income Fund	Tax-Free Income Fund	Tax-Free Income Fund

Cost of investments	$942,321,952	$1,046,357,679	$1,224,962,560	$1,103,429,724

Unrealized appreciation	$68,151,864	$60,977,030	$70,089,038	$61,929,138
Unrealized depreciation	(1,948,152)	(34,172,329)	(38,607,195)	(35,358,519)
Net unrealized appreciation (depreciation)	$66,203,712	$26,804,701	$31,481,843	$26,570,619

	Franklin Ohio Tax-Free	Franklin Oregon Tax-	Franklin Pennsylvania	Franklin Virginia Tax-
	Income Fund	Free Income Fund	Tax-Free Income Fund	Free Income Fund

Cost of investments	$1,425,798,954	$1,057,722,428	$1,242,820,674	$687,985,670

Unrealized appreciation	$78,474,135	$72,051,428	$76,723,142	$40,415,701
Unrealized depreciation	(8,849,273)	(25,981,642)	(38,492,854)	(15,370,264)
Net unrealized appreciation (depreciation)	$69,624,862	$46,069,786	$38,230,288	$25,045,437

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

· Level 1 – quoted prices in active markets for identical financial instruments
· Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
· Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2014, in valuing the Funds’ assets carried at fair value, is as follows:

		Level 1		Level 2		Level 3		Total
Franklin Alabam a Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$		- $	267,000,517	$		- $	267,000,517

Franklin Arizona Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$		- $	919,366,195	$		- $	919,366,195
Short Term Investments			-	8,400,000			-	8,400,000
Total Investments in Securities	$		- $	927,766,195	$		- $	927,766,195

Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$		- $	657,128,449	$		- $	657,128,449

Franklin Connecticut Tax-Free Incom e Fund
Assets:
Investments in Securities:
Municipal Bonds	$		- $	381,322,193	$		- $	381,322,193
Short Term Investments			-	4,000,000			-	4,000,000
Total Investments in Securities	$		- $	385,322,193	$		- $	385,322,193

Franklin Double Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$		- $	279,170,844	$		- $	279,170,844

Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$		- $	3,810,811,013	$		- $	3,810,811,013
Short Term Investments			-	287,950,000			-	287,950,000
Total Investments in Securities	$		- $	4,098,761,013	$		- $	4,098,761,013

Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$		- $	976,368,348	$		- $	976,368,348
Short Term Investments			-	165,806,959			-	165,806,959
Total Investments in Securities	$		- $	1,142,175,307	$		- $	1,142,175,307

Franklin Florida Tax-Free Incom e Fund
Assets:
Investments in Securities:
Municipal Bonds	$	- $	812,028,102	$-	$812,028,102

Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$	- $	497,328,145	$-	$497,328,145
Short Term Investments		-	4,000,000	-	4,000,000
Total Investments in Securities	$	- $	501,328,145	$-	$501,328,145

Franklin High-Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$	- $	7,715,645,514	$8,437,430	$7,724,082,944
Short Term Investments		-	251,945,000	-	251,945,000
Total Investments in Securities	$	- $	7,967,590,514	$8,437,430	$7,976,027,944

Franklin Insured Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$	- $	2,184,850,326	$-	$2,184,850,326

Franklin Kentucky Tax-Free Income Fund
Assets:
Municipal Bonds	$	- $	161,315,255	$-	$161,315,255
Short Term Investments		-	1,900,000	-	1,900,000
Total Investments in Securities	$	- $	163,215,255	$-	$163,215,255

Franklin Louisiana Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$	- $	378,675,644	$-	$378,675,644

Franklin Maryland Tax-Free Income Fund
Assets:
Municipal Bonds	$	- $	534,917,721	$-	$534,917,721
Short Term Investments		-	13,230,000	-	13,230,000
Total Investments in Securities	$	- $	548,147,721	$-	$548,147,721

Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$	- $	490,218,335	$-	$490,218,335

Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$	- $	1,054,238,778	$-	$1,054,238,778
Short Term Investments		-	12,000,000	-	12,000,000
Total Investments in Securities	$	- $	1,066,238,778	$-	$1,066,238,778

Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$	- $	1,008,525,664	$-	$1,008,525,664

Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$	- $	1,071,462,380	$-	$1,071,462,380
Short Term Investments		-	1,700,000	-	1,700,000
Total Investments in Securities	$	- $	1,073,162,380	$-	$1,073,162,380

Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$	- $	1,256,444,403	$	- $	1,256,444,403

Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$	- $	1,128,500,343	$	- $	1,128,500,343
Short Term Investments		-	1,500,000		-	1,500,000
Total Investments in Securities	$	- $	1,130,000,343	$	- $	1,130,000,343

Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$	- $	1,494,123,816	$	- $	1,494,123,816
Short Term Investments		-	1,300,000		-	1,300,000
Total Investments in Securities	$	- $	1,495,423,816	$	- $	1,495,423,816

Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$	- $	1,103,792,214	$	- $	1,103,792,214

Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$	- $	1,281,050,962	$	- $	1,281,050,962

Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$	- $	713,031,107	$	- $	713,031,107

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

5. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By  /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  July 28, 2014

By  /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  July 28, 2014